As filed with the Securities and Exchange Commission on or about October 28, 2008

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Registration No. 333-03715

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 58	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Registration No. 811-07619 Amendment No. 60	☒

Nuveen Investment Trust

(Exact name of Registrant as Specified in Declaration of Trust)

333 West Wacker Drive, Chicago, Illinois	60606
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 917-7700

Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive Chicago, Illinois 60606 (Name and Address of Agent for Service)	Copies to: Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)

☒	on October 31, 2008 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 58

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A—Prospectus for Nuveen Multi-Manager Large-Cap Value Fund, Nuveen NWQ Multi-Cap Value Fund, Nuveen NWQ Large-Cap Value Fund, Nuveen NWQ Small/Mid-Cap Value Fund, Nuveen NWQ Small-Cap Value Fund and Nuveen Tradewinds Value Opportunities Fund; Prospectus for Nuveen Enhanced Core Equity Fund and Nuveen Enhanced Mid-Cap Fund; Prospectus for Nuveen Growth Allocation Fund, Nuveen Moderate Allocation Fund and Nuveen Conservative Allocation Fund

Part B—Statement of Additional Information for Nuveen Multi-Manager Large-Cap Value Fund, Nuveen NWQ Multi-Cap Value Fund, Nuveen NWQ Large-Cap Value Fund, Nuveen NWQ Small/Mid-Cap Value Fund, Nuveen NWQ Small-Cap Value Fund and Nuveen Tradewinds Value Opportunities Fund; Statement of Additional Information for Nuveen Enhanced Core Equity Fund and Nuveen Enhanced Mid-Cap Fund; Statement of Additional Information for Nuveen Growth Allocation Fund, Nuveen Moderate Allocation Fund and Nuveen Conservative Allocation Fund

Part C—Other Information

Signatures

Index to Exhibits

Exhibits

Nuveen Investments

Value Funds

PROSPECTUS    OCTOBER 31, 2008

For investors seeking long-term capital appreciation.

Nuveen Multi-Manager Large-Cap Value Fund

Nuveen NWQ Multi-Cap Value Fund

Nuveen NWQ Large-Cap Value Fund

Nuveen NWQ Small/Mid-Cap Value Fund

Nuveen NWQ Small-Cap Value Fund

Nuveen Tradewinds Value Opportunities Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Section 1 The Funds
This section provides you with an overview of the funds, including the investment objectives, risk factors, expense information and historical performance information.

Introduction	1

Nuveen Multi-Manager Large-Cap Value Fund	2

Nuveen NWQ Multi-Cap Value Fund	4

Nuveen NWQ Large-Cap Value Fund	6

Nuveen NWQ Small/Mid-Cap Value Fund	8

Nuveen NWQ Small-Cap Value Fund	10

Nuveen Tradewinds Value Opportunities Fund	12

Section 2 How We Manage Your Money
This section gives you a detailed discussion of our investment and risk management strategies.

Who Manages the Funds	14

What Types of Securities We Invest In	19

How We Select Investments	21

What the Risks Are	23

Section 3 How You Can Buy and Sell Shares
This section provides the information you need to move money into or out of your account.

What Share Classes We Offer	26

How to Reduce Your Sales Charge	28

How to Buy Shares	29

Special Services	30

How to Sell Shares	32

Section 4 General Information
This section summarizes the funds’ distribution policies and other general fund information.

Dividends, Distributions and Taxes	34

Distribution and Service Plans	35

Net Asset Value	36

Frequent Trading	37

Fund Service Providers	38

Section 5 Financial Highlights
This section provides the funds’ financial performance.	39

Section 6 Glossary of Investment Terms
This section provides definitions for certain terms in the prospectus.	45

October 31, 2008

Section 1    The Funds

Nuveen Multi-Manager Large-Cap Value Fund

Nuveen NWQ Multi-Cap Value Fund

Nuveen NWQ Large-Cap Value Fund

Nuveen NWQ Small/Mid-Cap Value Fund

Nuveen NWQ Small-Cap Value Fund

Nuveen Tradewinds Value Opportunities Fund

This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.

NOT FDIC OR GOVERNMENT INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

Section 1    The Funds

1

Nuveen Multi-Manager Large-Cap Value Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide investors long-term capital appreciation.

How the Fund Pursues Its Objective

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000® Value Index. The fund will not be forced to sell a stock because it has exceeded or fallen below the current market capitalization range.

Nuveen Asset Management (“NAM”), the fund’s investment adviser, has selected three firms to serve as sub-advisers to the fund: Institutional Capital LLC (“ICAP”), Symphony Asset Management LLC (“Symphony”) and Nuveen HydePark Group, LLC (“HydePark”) (collectively the “Sub-Advisers” and individually, a “Sub-Adviser”). NAM maintains a strategic asset allocation between 25% and 40% of the fund’s assets with each Sub-Adviser.

The fund may invest up to 25% of its net assets in non-U.S. equity securities that are U.S. dollar-denominated.

What Are the Risks of Investing in the Fund?

Equity Market Risk - Equity market risk is the risk that market values of equity securities owned by the fund will fall in value. The value of equity securities will rise and fall in response to the activities of the companies that issued them, general market conditions and/or economic conditions.

Non-U.S. Risk - Non-U.S. risk is the risk that non-U.S. securities will be more volatile than U.S. securities due to such factors as adverse economic, currency, political, social or regulatory developments in a country, including government seizure of assets, excessive taxation, limitations on the use or transfer of assets, the lack of liquidity or regulatory controls or differing legal and/or accounting standards.

As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

This fund may be right for you if you are seeking:

•	long-term capital appreciation potential;
•	value-oriented equity investing strategies from multiple managers; or

•	to meet long-term financial goals.

You should not invest in this fund if you are:

•	unwilling to accept share price fluctuations, including the possibility of sharp price declines; or

•	investing to meet short-term financial goals.

How the Fund Has Performed

The chart and table that follow illustrate annual fund calendar year returns for each of the past ten years as well as average annual fund and index returns for the one-year, five-year and ten-year periods ended December 31, 2007. This information is intended to help you assess the variability of fund returns (and, consequently, the potential rewards and risks of a fund investment). The information also shows how the fund’s performance compares with the returns of broad measures of market performance and a peer group of funds with similar investment objectives.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, R3 and I shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance. Effective November 13, 2007, the fund, pursuant to shareholder approval, (a) modestly changed its investment objective and (b) added Symphony and HydePark as sub-advisers to the fund. Therefore, the fund’s total returns shown below for the periods prior to November 13, 2007 are not necessarily indicative of the performance that the fund, as currently managed, would have generated.

Total Returns1

Section 1    The Funds

2

During the ten-year period ended December 31, 2007, the highest and lowest quarterly returns were 15.43% and –19.75%, respectively, for the quarters ended December 31, 1998 and September 30, 2002. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.

	Average Annual Total Returns for the Periods Ended December 31, 2007
Class Returns Before Taxes	1 Year	5 Year	10 Year
Class A (Offer)	0.67%	13.58%	6.49%
Class B	2.42%	13.96%	6.49%
Class C	6.04%	14.09%	6.33%
Class R3[2]	6.40%	14.61%	6.84%
Class I3	7.05%	15.23%	7.40%
Class A (Offer) Returns:
After Taxes on Distributions	-2.57%	12.15%	5.00%
After Taxes on Distributions and Sale of Shares	2.81%	11.55%	5.00%
S&P 500 Index[4]	5.49%	12.83%	5.91%
Russell 1000® Value Index[4]	-0.17%	14.63%	7.68%
Lipper Peer Group[4]	2.46%	13.04%	6.12%

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses5

Paid Directly From Your Investment

Share Class	A		B		C		R3[2]	I3
Maximum Sales Charge Imposed on Purchases	5.75%	[6]	None		None		None	None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None		None	None

Exchange Fees	None		None		None		None	None

Deferred Sales Charge[7]	None	[8]	5%	[9]	1%	[10]	None	None

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A		B		C		R3[2]		I3
Management Fees[11]	0.75%		0.75%		0.75%		0.75%		0.75%

12b-1 Distribution and Service Fees[12]	0.25%		1.00%		1.00%		0.50%		—

Other Expenses[13]	0.23%		0.23%		0.23%		0.23%		0.23%

Total Annual Fund Operating Expenses—Gross[11,14]	1.23%		1.98%		1.98%		1.48%		0.98%

Fee Waivers and Expense Reimbursements[11]	(0.03%	)	(0.03%	)	(0.03%	)	(0.03%	)	(0.03%	)

Total Annual Fund Operating Expenses—Net[11]	1.20%		1.95%		1.95%		1.45%		0.95%

The following example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses—Net are 0.95% through October 31, 2010 and 1.20% after October 31, 2010 (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses). Your actual returns and costs may be higher or lower.

	Redemption					No Redemption
Share Class	A	B	C	R3[2]	I3	A	B	C	R3[2]	I3
1 Year	$690	$598	$198	$148	$97	$690	$198	$198	$148	$97

3 Years	$960	$939	$639	$486	$330	$960	$639	$639	$486	$330

5 Years	$1,276	$1,233	$1,133	$875	$610	$1,276	$1,133	$1,133	$875	$610

10 Years	$2,169	$2,303	$2,494	$1,966	$1,409	$2,169	$2,303	$2,494	$1,966	$1,409

1.	Class A, B, C and I total returns reflect actual performance for all periods; Class R3 total returns reflect Class I performance adjusted for the differences in fees between the classes. The Class A year-to-date return on net asset value as of September 30, 2008 was -18.27%.
2.	Class R3 shares may be purchased only by qualified investors. See “How You Can Buy and Sell Shares.”
3.	Class I shares, formerly named Class R shares, may be purchased only under limited circumstances, or by specified classes of investors. See “How You Can Buy and Sell Shares.”
4.

Returns assume reinvestment of dividends, but do not include any brokerage commissions, sales charges or other fees (except management fees in the case of the Lipper Peer Group). You cannot invest directly in an index or the Lipper Peer Group. The Lipper Peer Group returns reflect the performance of the Lipper Large-Cap Value Index. See “Glossary of Investment Terms” for information regarding the indices and the Lipper Peer Group.

5.	As a percentage of offering price unless otherwise noted. Financial intermediaries may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
6.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
7.	As a percentage of the lesser of purchase price or redemption proceeds.
8.	Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 12 months of purchase. See “How You Can Buy and Sell Shares.”
9.	Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year. Class B shares may be purchased only under limited circumstances. See “How You Can Buy and Sell Shares.”
10.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
11.	Management Fees, Fee Waivers and Expense Reimbursements, and Total Annual Fund Operating Expenses have been restated to reflect current expenses as if such expenses had been in effect during the previous fiscal year. The information was restated to better reflect the anticipated expenses of the fund.
12.	Long-term holders of Class B, C and R3 shares may pay more in Rule 12b-1 fees and CDSCs (Class B and C shares only) than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.
13.	Other Expenses for Class A, B, C and I reflect the actual expense levels for each share class during the most recent fiscal year. Other Expenses for Class R3 are estimated based on the actual expenses for the fund during the most recent fiscal year.
14.	The investment adviser has agreed to waive fees and reimburse expenses through October 31, 2010 so that Total Annual Fund Operating Expenses—Net (excluding 12b-1 service and distribution fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) do not exceed 0.95% (1.20% after October 31, 2010) of average daily net assets of any class of fund shares.

Section 1    The Funds

3

Nuveen NWQ Multi-Cap Value Fund

Fund Overview

Investment Objective

The investment objective of the fund is to seek to provide investors with long-term capital appreciation.

How the Fund Pursues Its Objective

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with large, medium and small capitalizations.

Nuveen Asset Management (“NAM”), the fund’s investment adviser, has selected NWQ Investment Management Company, LLC (“NWQ”) to serve as sub-adviser to the fund. NWQ seeks to identify under-valued companies with a catalyst to unlock value or improve profitability, such as new management, industry consolidation, corporate restructuring or a turn in company fundamentals. NWQ’s portfolio managers and analysts collaborate closely in a rigorous, bottom-up research-focused investment process that focuses on financial statement and valuation analysis, qualitative factors and downside protection. The companies identified by the team through this process are often underappreciated or misperceived by Wall Street. NWQ maintains a long-term investment view and a focus on securities it believes can appreciate over an extended time, regardless of interim fluctuations. NWQ will sell securities or reduce positions if it feels that the company no longer possesses favorable risk/reward characteristics, attractive valuations or catalysts.

The fund invests primarily in U.S. equity securities, but it may invest up to 35% of its net assets in non-U.S. equity securities, including up to 10% of its net assets in equity securities of companies located in emerging markets.

What Are the Risks of Investing in the Fund?

Equity Market Risk/Smaller Company Risk—Equity market risk is the risk that market values of equity securities owned by the fund will fall in value. The value of equity securities will rise and fall in response to the activities of the companies that issued them, general market conditions and/or economic conditions. These risks are generally greater for lower market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Non-U.S. Risk—Non-U.S. risk is the risk that non-U.S. securities will be more volatile than U.S. securities due to such factors as adverse economic, currency, political, social or regulatory developments in a country, including government seizure of assets, excessive taxation, limitations on the use or transfer of assets, the lack of liquidity or regulatory controls or differing legal and/or accounting standards. Emerging markets are generally more volatile than countries with more mature economies.

As with any mutual fund investment, loss of money is a risk of investing.

Is this Fund Right For You?

This fund may be right for you if you are seeking:

•	long-term capital appreciation potential;

•	a value-oriented equity investing strategy; or

•	to meet long-term financial goals.

You should not invest in this fund if you are:

•	unwilling to accept share price fluctuations, including the possibility of sharp price declines; or

•	investing to meet short-term financial goals.

How the Fund Has Performed

The chart and table that follow illustrate annual fund calendar year returns for each of the past ten years as well as average annual fund and index returns for the one-year, five-year and ten-year periods ended December 31, 2007. This information is intended to help you assess the variability of fund returns (and, consequently, the potential rewards and risks of a fund investment). The information also shows how the fund’s performance compares with the returns of broad measures of market performance and a peer group of funds with similar investment objectives.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, R3 and I shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

Total Returns1

Section 1    The Funds

4

During the ten-year period ended December 31, 2007, the highest and lowest quarterly returns were 26.52% and -21.87%, respectively, for the quarters ended June 30, 2003 and September 30, 2002. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.

	Average Annual Total Returns for the Periods Ended December 31, 2007
Class Returns Before Taxes	1 Year	5 Year	10 Year
Class A (Offer)	-11.90%	15.39%	10.99%
Class B	-10.77%	15.81%	10.98%
Class C	-7.21%	15.92%	10.82%
Class R3[2]	-6.81%	16.45%	11.35%
Class I3	-6.26%	17.09%	11.94%
Class A (Offer) Returns:
After Taxes on Distributions	-12.83%	14.66%	10.23%
After Taxes on Distributions and Sale of Shares	-7.28%	13.31%	9.45%
S&P 500 Index[4]	5.49%	12.83%	5.91%
Russell 3000® Value Index[4]	-1.01%	14.69%	7.73%
Lipper Peer Group[4]	-1.04%	13.45%	6.86%

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses5

Paid Directly From Your Investment

Share Class	A		B		C		R3[2]	I3
Maximum Sales Charge Imposed on Purchases	5.75%	[6]	None		None		None	None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None		None	None

Exchange Fees	None		None		None		None	None

Deferred Sales Charge[7]	None	[8]	5%	[9]	1%	[10]	None	None

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A	B	C	R3[2]	I3
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%

12b-1 Distribution and Service Fees[11]	0.25%	1.00%	1.00%	0.50%	—

Other Expenses[12]	0.28%	0.28%	0.28%	0.28%	0.29%

Total Annual Fund Operating Expenses	1.33%	2.08%	2.08%	1.58%	1.09%

The following example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses remain the same. Your actual returns and costs may be higher or lower.

	Redemption					No Redemption
Share Class	A	B	C	R3[2]	I3	A	B	C	R3[2]	I3
1 Year	$703	$611	$211	$161	$111	$703	$211	$211	$161	$111

3 Years	$972	$952	$652	$499	$347	$972	$652	$652	$499	$347

5 Years	$1,262	$1,219	$1,119	$860	$601	$1,262	$1,119	$1,119	$860	$601

10 Years	$2,084	$2,219	$2,410	$1,878	$1,329	$2,084	$2,219	$2,410	$1,878	$1,329

1.	On December 6, 2002, the fund acquired the assets and performance history of the PBHG Special Equity Fund (the “predecessor fund”). NWQ served as adviser to the predecessor fund. The investment goals, strategies and policies of the fund are substantially similar to those of the predecessor fund. Prior to December 6, 2002, Class I total returns reflect the performance of the predecessor fund, and the total returns for Class A, B, C and R3 shares reflect the performance of Class I shares of the predecessor fund, adjusted for the differences in fees between the classes. After December 6, 2002, Class R3 total returns reflect Class I performance adjusted for the differences in the fees between the classes. The Class A year-to-date return on net asset value as of September 30, 2008 was -30.99%.
2.	Class R3 shares may be purchased only by qualified investors. See “How You Can Buy and Sell Shares.”
3.	Class I shares, formerly named Class R shares, may be purchased only under limited circumstances, or by specified classes of investors. See “How You Can Buy and Sell Shares.”
4.

Returns assume reinvestment of dividends, but do not include any brokerage commissions, sales charges or other fees (except management fees in the case of the Lipper Peer Group). You cannot invest directly in an index or the Lipper Peer Group. The Lipper Peer Group returns reflect the performance of the Lipper Multi-Cap Value Index. See “Glossary of Investment Terms” for information regarding the indices and the Lipper Peer Group.

5.	As a percentage of offering price unless otherwise noted. Financial intermediaries may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
6.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
7.	As a percentage of the lesser of purchase price or redemption proceeds.
8.	Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 12 months of purchase. See “How You Can Buy and Sell Shares.”
9.	Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year. Class B shares may be purchased only under limited circumstances. See “How You Can Buy and Sell Shares.”
10.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
11.	Long-term holders of Class B, C and R3 shares may pay more in Rule 12b-1 fees and CDSCs (Class B and C shares only) than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.
12.	Other Expenses for Class A, B, C and I reflect the actual expense levels for each share class during the most recent fiscal year. Other Expenses for Class R3 are estimated based on the actual expenses for the fund during the most recent fiscal year.

Section 1    The Funds

5

Nuveen NWQ Large-Cap Value Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide investors with long-term capital appreciation.

How the Fund Pursues Its Objective

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000® Index. The fund will not be forced to sell a stock because it has exceeded or fallen below the current market capitalization range.

Nuveen Asset Management (“NAM”), the fund’s investment adviser, has selected NWQ Investment Management Company, LLC (“NWQ”) to serve as sub-adviser to the fund. NWQ seeks to identify undervalued companies with a catalyst to unlock value or improve profitability, such as new management, industry consolidation, corporate restructuring or a turn in company fundamentals. NWQ’s portfolio managers and analysts collaborate closely in a rigorous, bottom-up research-focused investment process that focuses on financial statement and valuation analysis, qualitative factors and downside protection. The companies identified by the team through this process are often underappreciated or misperceived by Wall Street. NWQ maintains a long-term investment view and a focus on securities it believes can appreciate over an extended time, regardless of interim fluctuations. NWQ will sell securities or reduce positions if it feels that the company no longer possesses favorable risk/reward characteristics, attractive valuations or catalysts.

The fund invests primarily in U.S. equity securities, but it may invest up to 35% of its net assets in non-U.S. equity securities, including up to 10% of its net assets in equity securities of companies located in emerging markets. The fund is non-diversified and as a result may invest a relatively high percentage of its assets in a limited number of issuers.

What Are the Risks of Investing in the Fund?

Equity Market Risk—Equity market risk is the risk that market values of equity securities owned by the fund will fall in value. The value of equity securities will rise and fall in response to the activities of the companies that issued them, general market conditions and/or economic conditions.

Non-U.S. Risk—Non-U.S. risk is the risk that non-U.S. securities will be more volatile than U.S. securities due to such factors as adverse economic, currency, political, social or regulatory developments in a country, including government seizure of assets, excessive taxation, limitations on the use or transfer of assets, the lack of liquidity or regulatory controls or differing legal and/or accounting standards. Emerging markets are generally more volatile than countries with more mature economies.

Non-Diversification Risk—Because the fund is non-diversified, the fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The fund’s relative lack of diversity may subject investors to greater market risk than other mutual funds.

As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

This fund may be right for you if you are seeking:

•	long-term capital appreciation potential;

•	a value-oriented equity investing strategy;

•	exposure to large capitalization stocks; or

•	to meet long-term financial goals.

You should not invest in this fund if you are:

•	unwilling to accept share price fluctuations, including the possibility of sharp price declines; or

•	investing to meet short-term financial goals.

How the Fund Has Performed

The chart and table that follow illustrate annual fund calendar year returns for the past year as well as average annual fund and index returns for the one-year and since inception periods ended December 31, 2007. This information gives some indication of the risks of an investment in the fund by comparing the fund’s performance with the returns of a broad measure of market performance and a peer group of funds with similar investment objectives.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C and I shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

Total Returns1

Section 1    The Funds

6

During the one-year period ended December 31, 2007, the highest and lowest quarterly returns were 4.45% and -4.95%, respectively, for the quarters ended June 30, 2007 and December 31, 2007. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.

	Average Annual Total Returns for the Periods Ended December 31, 2007

Class Returns Before Taxes	1 Year	Since Inception (December 15, 2006)
Class A (Offer)	-6.16%	-5.72%
Class B	-5.09%	-4.73%
Class C	-1.13%	-.94%
Class I2	-0.19%	0.01%
Class A (Offer) Returns:
After Taxes on Distributions	-6.22%	-5.78%
After Taxes on Distributions and Sale of Shares	-3.93%	-4.87%
Russell 1000® Value Index[3]	-0.17%	-0.24%
Lipper Peer Group[3]	-1.04%	-1.63%

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses4

Paid Directly From your Investment

Share Class	A		B		C		I2
Maximum Sales Charge Imposed on Purchases	5.75%	[5]	None		None		None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None		None

Exchange Fees	None		None		None		None

Deferred Sales Charge[6]	None	[7]	5%	[8]	1%	[9]	None

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A	B	C	I2
Management Fees	0.83%	0.83%	0.83%	0.83%

12b-1 Distribution and Service Fees[10]	0.25%	1.00%	1.00%	—

Other Expenses	0.58%	0.60%	0.59%	0.57%

Total Annual Fund Operating Expenses—Gross[11]	1.66%	2.43%	2.42%	1.40%

Fee Waivers and Expense Reimbursements	(0.33%)	(0.35%)	(0.34%)	(0.32%)

Total Annual Fund Operating Expenses—Net	1.33%	2.08%	2.08%	1.08%

The following example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses—Net are 1.10% through October 31, 2010 and 1.35% after October 31, 2010 (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses). Your actual returns and costs may be higher or lower.

	Redemption				No Redemption
Share Class	A	B	C	I2	A	B	C	I2
1 Year	$705	$613	$213	$112	$705	$213	$213	$112

3 Years	$1,004	$984	$684	$377	$1,004	$684	$684	$377

5 Years	$1,350	$1,309	$1,209	$690	$1,350	$1,209	$1,209	$690

10 Years	$2,325	$2,459	$2,647	$1,579	$2,325	$2,459	$2,647	$1,579

1.	The Class A year-to-date return on net asset value as of September 30, 2008 was -23.75%.
2.	Class I shares, formerly named Class R shares, may be purchased only under limited circumstances, or by specified classes of investors. See “How You Can Buy and Sell Shares.”
3.

Returns assume reinvestment of dividends, but do not include any brokerage commissions, sales charges or other fees (except management fees in the case of the Lipper Peer Group). You cannot invest directly in an index or the Lipper Peer Group. The Lipper Peer Group returns reflect the performance of the Lipper Multi-Cap Value Index. See “Glossary of Investment Terms” for information regarding the index and the Lipper Peer Group.

4.	As a percentage of offering price unless otherwise noted. Financial intermediaries may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
5.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
6.	As a percentage of the lesser of purchase price or redemption proceeds.
7.	Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 12 months of purchase. See “How You Can Buy and Sell Shares.”
8.	Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year. Class B shares may be purchased only under limited circumstances. See “How You Can Buy and Sell Shares.”
9.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
10.	Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.
11.	The investment adviser has agreed to waive fees and reimburse expenses through October 31, 2010 so that Total Annual Fund Operating Expenses-Net (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) do not exceed 1.10% (1.35% after October 31, 2010) of the average daily net assets of any class of fund shares.

Section 1    The Funds

7

Nuveen NWQ Small/Mid-Cap Value Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide investors with long-term capital appreciation.

How the Fund Pursues Its Objective

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 2500™ Index. The fund will not be forced to sell a stock because it has exceeded or fallen below the current market capitalization range.

Nuveen Asset Management (“NAM”), the fund’s investment adviser, has selected NWQ Investment Management Company, LLC (“NWQ”) to serve as sub-adviser to the fund. NWQ seeks to identify undervalued companies with a catalyst to unlock value or improve profitability, such as new management, industry consolidation, corporate restructuring or a turn in company fundamentals. NWQ’s portfolio managers and analysts collaborate closely in a rigorous, bottom-up research-focused investment process that focuses on financial statement and valuation analysis, qualitative factors and downside protection. The companies identified by the team through this process are often underappreciated or misperceived by Wall Street. NWQ maintains a long-term investment view and a focus on securities it believes can appreciate over an extended time, regardless of interim fluctuations. NWQ will sell securities or reduce positions if it feels that the company no longer possesses favorable risk/reward characteristics, attractive valuations or catalysts.

The fund invests primarily in U.S. equity securities, but it may invest up to 35% of its net assets in non-U.S. equity securities, including up to 10% of its net assets in equity securities of companies located in emerging markets. The fund is non-diversified and as a result may invest a relatively high percentage of its assets in a limited number of issuers.

What Are the Risks of Investing in the Fund?

Equity Market/Smaller Company Risk—Equity market risk is the risk that market values of equity securities owned by the fund will fall in value. The value of equity securities will rise and fall in response to the activities of the companies that issued them, general market conditions and/or economic conditions. These risks are generally greater for lower market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Non-U.S. Risk—Non-U.S. risk is the risk that non-U.S. securities will be more volatile than U.S. securities due to such factors as adverse economic, currency, political, social or regulatory developments in a country, including government seizure of assets, excessive taxation, limitations on the use or transfer of assets, the lack of liquidity or regulatory controls or differing legal and/or accounting standards. Emerging markets are generally more volatile than countries with more mature economies.

Non-Diversification Risk—Because the fund is non-diversified, the fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The fund’s relative lack of diversity may subject investors to greater market risk than other mutual funds.

As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

This fund may be right for you if you are seeking:

•	long-term capital appreciation potential;

•	a value-oriented equity investing strategy; or

•	to meet long-term financial goals.

You should not invest in this fund if you are:

•	unwilling to accept share price fluctuations, including the possibility of sharp price declines; or

•	investing to meet short-term financial goals.

How the Fund Has Performed

The chart and table that follow illustrate annual fund calendar year returns for the past year as well as average annual fund and index returns for the one-year and since inception periods ended December 31, 2007. This information gives some indication of the risks of an investment in the fund by comparing the fund’s performance with the returns of a broad measure of market performance and a peer group of funds with similar investment objectives.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C and I shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

Total Returns1

Section 1    The Funds

8

During the one-year period ended December 31, 2007, the highest and lowest quarterly returns were 5.69% and -10.29%, respectively, for the quarters ended June 30, 2007 and September 30, 2007. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.

	Average Annual Total Returns for the Periods Ended December 31, 2007

Class Returns Before Taxes	1 Year	Since Inception (December 15, 2006)
Class A (Offer)	-9.96%	-10.15%
Class B	-8.98%	-9.25%
Class C	-5.24%	-5.69%
Class I2	-4.22%	-4.68%
Class A (Offer) Returns:
After Taxes on Distributions	-9.96%	-10.15%
After Taxes on Distributions and Sale of Shares	-6.47%	-8.62%
Russell 2500™ Value Index[3]	-7.27%	-7.23%
Lipper Peer Group[3]	-4.57%	-4.70%

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses4

Paid Directly from your Investment

Share Class	A		B		C		I2
Maximum Sales Charge Imposed on Purchases	5.75%	[5]	None		None		None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None		None

Exchange Fees	None		None		None		None

Deferred Sales Charge[6]	None	[7]	5%	[8]	1%	[9]	None

Annual Fund Operating Expenses

Paid from Fund Assets

Share Class	A	B	C	I2
Management Fees	0.93%	0.93%	0.93%	0.93%

12b-1 Distribution and Service Fees[10]	0.25%	1.00%	1.00%	—

Other Expenses	0.47%	0.19%	0.46%	0.23%

Total Annual Fund Operating Expenses—Gross[11]	1.65%	2.12%	2.39%	1.16%

Fee Waivers and Expense Reimbursements	(0.22%)	—	(0.21%)	—

Custodian Fee Credits[12]	—	(0.01%)	—	(0.01%)

Total Annual Fund Operating Expenses—Net	1.43%	2.11%	2.18%	1.15%

The following example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses—Net for Class A and C are 1.20% through October 31, 2010 and 1.45% after October 31, 2010 (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) and that Total Annual Fund Operating Expenses—Gross for Class B and I will remain the same. Your actual returns and costs may be higher or lower.

	Redemption				No Redemption
Share Class	A	B	C	I2	A	B	C	I2
1 Year	$714	$615	$223	$118	$714	$215	$223	$118

3 Years	$1,033	$964	$715	$368	$1,033	$664	$715	$368

5 Years	$1,400	$1,239	$1,259	$638	$1,400	$1,139	$1,259	$638

10 Years	$2,428	$2,345	$2,747	$1,409	$2,428	$2,345	$2,747	$1,409

1.	The Class A year-to-date return on net asset value as of September 30, 2008 was -21.45%.
2.	Class I shares, formerly named Class R shares, may be purchased only under limited circumstances, or by specified classes of investors. See “How You Can Buy and Sell Shares.”
3.	Returns assume reinvestment of dividends, but do not include any brokerage commissions, sales charges or other fees (except management fees in the case of the Lipper Peer Group). You cannot invest directly in an index or the Lipper Peer Group. The Lipper Peer Group returns reflect the performance of the Lipper Small-Cap Value Index. See “Glossary of Investment Terms” for information regarding the index and the Lipper Peer Group.
4.	As a percentage of offering price unless otherwise noted. Financial intermediaries may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
5.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
6.	As a percentage of the lesser of purchase price or redemption proceeds.
7.	Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 12 months of purchase. See “How You Can Buy and Sell Shares.”
8.	Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year. Class B shares may be purchased only under limited circumstances. See “How You Can Buy and Sell Shares.”
9.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
10.	Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.
11.	The investment adviser has agreed to waive fees and reimburse expenses through October 31, 2010 so that Total Annual Fund Operating Expenses—Net (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) do not exceed 1.20% (1.45% after October 31, 2010) of the average daily net assets of any class of fund shares.
12.	The fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. There is no guarantee that the fund will earn such credits in the future.

Section 1    The Funds

9

Nuveen NWQ Small-Cap Value Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide investors with long-term capital appreciation.

How the Fund Pursues Its Objective

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in either the Russell 2000® Index or the Standard & Poor’s SmallCap 600 Index. The fund will not be forced to sell a stock because it has exceeded or fallen below the current market capitalization range.

Nuveen Asset Management (“NAM”), the fund’s investment adviser, has selected NWQ Investment Management Company, LLC (“NWQ”) to serve as sub-adviser to the fund. NWQ seeks to identify under valued companies with a catalyst to unlock value or improve profitability, such as new management, industry consolidation, corporate restructuring or a turn in company fundamentals. NWQ’s portfolio managers and analysts collaborate closely in a rigorous, bottom-up research-focused investment process that focuses on financial statement and valuation analysis, qualitative factors and downside protection. The companies identified by the team through this process are often underappreciated or misperceived by Wall Street. NWQ maintains a long-term investment view and a focus on securities it believes can appreciate over an extended time, regardless of interim fluctuations. NWQ will sell securities or reduce positions if it feels that the company no longer possesses favorable risk/reward characteristics, attractive valuations or catalysts.

The fund invests primarily in U.S. equity securities, but it may invest up to 35% of its net assets in non-U.S. equity securities, including up to 10% of its net assets in equity securities of companies located in emerging markets.

What Are the Risks of Investing in the Fund?

Equity Market/Smaller Company Risk—Equity market risk is the risk that market values of equity securities owned by the fund will fall in value. The value of equity securities will rise and fall in response to the activities of the companies that issued them, general market conditions and/or economic conditions. These risks are generally greater for lower market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Non-U.S. Risk—Non-U.S. risk is the risk that non-U.S. securities will be more volatile than U.S. securities due to such factors as adverse economic, currency, political, social or regulatory developments in a country, including government seizure of assets, excessive taxation, limitations on the use or transfer of assets, the lack of liquidity or regulatory controls or differing legal and/or accounting standards. Emerging markets are generally more volatile than countries with more mature economies.

As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

This fund may be right for you if you are seeking:

•	long-term capital appreciation potential;

•	a value-oriented equity investment strategy;

•	exposure to small company stocks; or

•	to meet long-term financial goals.

You should not invest in this fund if you are:

•	unwilling to accept share price fluctuations, including the possibility of sharp price declines; or

•	investing to meet short-term financial goals.

How the Fund Has Performed

The chart and table that follow illustrate annual fund calendar year returns for each of the past three years as well as average annual fund and index returns for the one-year and since inception periods ended December 31, 2007. This information is intended to help you assess the variability of fund returns (and, consequently, the potential rewards and risks of a fund investment). The information also shows how the fund’s performance compares with the returns of a broad measure of market performance and a peer group of funds with similar investment objectives.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C and I shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

Total Returns1

Section 1    The Funds

10

During the three-year period ended December 31, 2007, the highest and lowest quarterly returns were 14.24% and -8.57%, respectively, for the quarters ended March 31, 2006 and September 30, 2007. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.

	Average Annual Total Returns for the Periods Ended December 31, 2007

Class Returns Before Taxes	1 Year	Since Inception (December 9, 2004)
Class A (Offer)	-9.08%	8.04%
Class B	-8.02%	8.49%
Class C	-4.26%	9.36%
Class I2	-3.26%	10.43%
Class A (Offer) Returns:
After Taxes on Distributions	-9.90%	7.50%
After Taxes on Distributions and Sale of Shares	-5.85%	6.62%
Russell 2000® Value Index[3]	-9.78%	6.34%
Lipper Peer Group[3]	-4.57%	9.15%

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses4

Paid Directly From Your Investment

Share Class	A		B		C		I2
Maximum Sales Charge Imposed on Purchases	5.75%	[5]	None		None		None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None		None

Exchange Fees	None		None		None		None

Deferred Sales Charge[6]	None	[7]	5%	[8]	1%	[9]	None

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A	B	C	I2
Management Fees	0.98%	0.98%	0.98%	0.98%

12b-1 Distribution and Service Fees[10]	0.25%	1.00%	1.00%	—

Other Expenses	0.24%	0.24%	0.24%	0.24%

Total Annual Fund Operating Expenses[11]	1.47%	2.22%	2.22%	1.22%

The following example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses remain the same. Your actual returns and costs may be higher or lower.

	Redemption				No Redemption
Share Class	A	B	C	I2	A	B	C	I2
1 Year	$716	$625	$225	$124	$716	$225	$225	$124

3 Years	$1,013	$994	$694	$387	$1,013	$694	$694	$387

5 Years	$1,332	$1,290	$1,190	$670	$1,332	$1,190	$1,190	$670

10 Years	$2,231	$2,365	$2,554	$1,477	$2,231	$2,365	$2,554	$1,477

1.	The Class A year-to-date return on net asset value as of September 30, 2008 was -16.72%.
2.	Class I shares, formerly named Class R shares, may be purchased only under limited circumstances, or by specified classes of investors. See “How You Can Buy and Sell Shares.”
3.

Returns assume reinvestment of dividends, but do not include any brokerage commissions, sales charges or other fees (except management fees in the case of the Lipper Peer Group). You cannot invest directly in an index or the Lipper Peer Group. The Lipper Peer Group returns reflect the performance of the Lipper Small-Cap Value Index. See “Glossary of Investment Terms” for information regarding the index and the Lipper Peer Group.

4.	As a percentage of offering price unless otherwise noted. Financial intermediaries may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
5.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
6.	As a percentage of the lesser of purchase price or redemption proceeds.
7.	Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 12 months of purchase. See “How You Can Buy and Sell Shares.”
8.	Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year. Class B shares may be purchased only under limited circumstances. See “How You Can Buy and Sell Shares.”
9.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
10.	Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.
11.	The investment adviser has agreed to waive fees and reimburse expenses through October 31, 2009 so that Total Annual Fund Operating Expenses—Net (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) do not exceed 1.25% (1.50% after October 31, 2009) of the average daily net assets of any class of fund shares.

Section 1    The Funds

11

Nuveen Tradewinds Value Opportunities Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide investors with long-term capital appreciation.

How the Fund Pursues Its Objective

Under normal market conditions, the fund invests primarily in equity securities of companies with varying market capitalizations, which may include small-, mid- and large-capitalization companies.

Nuveen Asset Management (“NAM”), the fund’s investment adviser, has selected Tradewinds Global Investors, LLC (“Tradewinds”) to serve as sub-adviser to the fund. Tradewinds opportunistically seeks to identify under valued companies considering absolute valuation and security pricing in the context of industry and market conditions. The investment process seeks to add value through bottom-up research aimed at selecting under-valued securities that are believed to be mispriced, misperceived or under-followed, and that have the prospect of strong or improving business fundamentals. Tradewinds’ disciplined, value-oriented investment strategy focuses on rigorous financial statements and valuation analysis, qualitative factors and portfolio downside protection.

The fund invests primarily in U.S. equity securities, but it may invest up to 35% of its net assets in non-U.S. equity securities, including up to 10% of its net assets in equity securities of companies located in emerging markets.

What Are the Risks of Investing in the Fund?

Equity Market/Smaller Company Risk—Equity market risk is the risk that market values of equity securities owned by the fund will fall in value. The value of equity securities will rise and fall in response to the activities of the companies that issued them, general market conditions and/or economic conditions. These risks are greater for lower market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be more dependent on a smaller management group than larger, more established companies.

Non-U.S. Risk—Non-U.S. risk is the risk that non-U.S. securities will be more volatile than U.S. securities due to such factors as adverse economic, currency, political, social or regulatory developments in a country, including government seizure of assets, excessive taxation, limitations on the use or transfer of assets, the lack of liquidity or regulatory controls or differing legal and/or accounting standards. Emerging markets are generally more volatile than countries with more mature economies.

Convertible Security Risk—The fund exposes you to convertible security risk. Convertible security risk is the risk that the value of the fund’s convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the convertible securities’ underlying common stock.

As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

This fund may be right for you if you are seeking:

•	long-term capital appreciation potential;

•	an opportunistic, value-driven equity investing strategy; or

•	to meet long-term financial goals.

You should not invest in this fund if you are:

•	unwilling to accept share price fluctuations, including the possibility of sharp price declines; or

•	investing to meet short-term financial goals.

How the Fund Has Performed

The chart and table that follow illustrate annual fund calendar year returns for each of the past three years as well as average annual fund and index returns for the one-year and since inception periods ended December 31, 2007. This information is intended to help you assess the variability of fund returns (and, consequently, the potential rewards and risks of a fund investment). The information also shows how the fund’s performance compares with the returns of a broad measure of market performance and a peer group of funds with similar investment objectives.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, R3 and I shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

Total Returns1

Section 1    The Funds

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During the three-year period ended December 31, 2007, the highest and lowest quarterly returns were 10.54% and -1.46%, respectively, for the quarters ended September 30, 2005 and December 31, 2007. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.

	Average Annual Total Returns for the Periods Ended December 31, 2007

Class Returns Before Taxes	1 Year	Since Inception (December 9, 2004)
Class A (Offer)	4.18%	16.47%
Class B	5.67%	17.14%
Class C	9.67%	17.84%
Class R3[2]	10.24%	18.43%
Class I3	10.80%	19.03%
Class A (Offer) Returns:
After Taxes on Distributions	2.66%	15.56%
After Taxes on Distributions and Sale of Shares	3.51%	13.89%
Russell 3000® Value Index[4]	-1.01%	9.77%
Lipper Peer Group[4]	6.34%	10.69%

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses5

Paid Directly From Your Investment

Share Class	A		B		C		R3[2]	I3
Maximum Sales Charge Imposed on Purchases	5.75%	[6]	None		None		None	None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None		None	None

Exchange Fees	None		None		None		None	None

Deferred Sales Charge[7]	None	[8]	5%	[9]	1%	[10]	None	None

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A	B	C	R3[2]	I3
Management Fees	0.97%	0.97%	0.97%	0.97%	0.97%

12b-1 Distribution and Service Fees[11]	0.25%	1.00%	1.00%	0.50%	—

Other Expenses[12]	0.20%	0.20%	0.20%	0.20%	0.20%

Total Annual Fund Operating Expenses—Gross[13]	1.42%	2.17%	2.17%	1.67%	1.17%

Custodian Fee Credits[14]	(0.01%)	(0.01%)	(0.01%)	—	—

Total Annual Fund Operating Expenses—Net	1.41%	2.16%	2.16%	1.67%	1.17%

The following example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses—Gross remain the same. Your actual returns and costs may be higher or lower.

Share Class	A	B	C	R3[2]	I3	A	B	C	R3[2]	I3
1 Year	$711	$620	$220	$170	$119	$711	$220	$220	$170	$119

3 Years	$998	$979	$679	$526	$372	$998	$679	$679	$526	$372

5 Years	$1,307	$1,264	$1,164	$907	$644	$1,307	$1,164	$1,164	$907	$644

10 Years	$2,179	$2,313	$2,503	$1,976	$1,420	$2,179	$2,313	$2,503	$1,976	$1,420

1.	Class A, B, C and I total returns reflect actual performance for all periods; Class R3 total returns reflect Class I performance adjusted for the differences in fees between the classes. The Class A year-to-date return on net asset value as of September 30, 2008 was -19.12%.
2.	Class R3 shares may be purchased only by qualified investors. See “How You Can Buy and Sell Shares.”
3.	Class I shares, formerly named Class R shares, may be purchased only under limited circumstances, or by specified classes of investors. See “How You Can Buy and Sell Shares.”
4.

Returns assume reinvestment of dividends, but do not include any brokerage commissions, sales charges or other fees (except management fees in the case of the Lipper Peer Group). You cannot invest directly in an index or the Lipper Peer Group. The Lipper Peer Group returns reflect the performance of the Lipper Mid-Cap Core Index. See “Glossary of Investment Terms” for information regarding the index and the Lipper Peer Group.

5.	As a percentage of offering price unless otherwise noted. Financial intermediaries may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
6.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
7.	As a percentage of the lesser of purchase price or redemption proceeds.
8.	Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 12 months of purchase. See “How You Can Buy and Sell Shares.”
9.	Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year. Class B shares may be purchased only under limited circumstances. See “How You Can Buy and Sell Shares.”
10.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
11.	Long-term holders of Class B, C and R3 shares may pay more in Rule 12b-1 fees and CDSCs (Class B and C shares only) than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.
12.	Other Expenses for Class A, B, C and I reflect the actual expense levels for each share class during the most recent fiscal year. Other Expenses for Class R3 are estimated based on the actual expenses for the fund during the most recent fiscal year.
13.	The investment adviser has agreed to waive fees and reimburse expenses through October 31, 2009 so that Total Annual Fund Operating Expenses—Net (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) do not exceed 1.25% (1.50% after October 31, 2009) of the average daily net assets of any class of fund shares.
14.	The fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. There is no guarantee that the fund will earn such credits in the future.

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Section 2    How We Manage Your Money

To help you better understand the funds, this section includes a detailed discussion of the funds’ investment and risk management strategies. For a more complete discussion of these matters, please see the Statement of Additional Information, which is available by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com.

Nuveen Asset Management (“NAM”), the funds’ investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. NAM has overall responsibility for management of the funds. NAM oversees the management of the funds’ portfolios, manages the funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. NAM is located at 333 West Wacker Drive, Chicago, IL 60606. NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen Investments”).

On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois. The investor group includes affiliates of Merrill Lynch & Co., Inc. (“Merrill Lynch”). In connection with the transaction, Merrill Lynch became an indirect “affiliated person” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the funds. As a result, the funds are generally prohibited from entering into principal transactions with Merrill Lynch and certain of its affiliates, and are subject to other limitations in transacting with Merrill Lynch. NAM and the funds do not believe that any such prohibition or limitations will have a materially adverse effect on the funds’ ability to pursue their investment objectives and policies.

NAM has selected three firms to serve as sub-advisers to the Nuveen Multi-Manager Large-Cap Value Fund (“Multi-Manager Large-Cap Value Fund”):

•	Institutional Capital LLC (“ICAP ”), 225 West Wacker Drive, Chicago, Illinois 60606;
•	Symphony Asset Management LLC (“Symphony”), 555 California Street, Suite 2975, San Francisco, California 94104; and
•	Nuveen HydePark Group, LLC (“HydePark”), 111 West Jackson Boulevard, Suite 1411, Chicago, Illinois 60604.

ICAP, Symphony and HydePark manage the investment of the fund’s assets on a discretionary basis, subject to the supervision of NAM.

ICAP is a registered investment adviser and direct wholly-owned subsidiary of New York Life Investment Management. ICAP has provided investment management services for equity assets since 1970. ICAP’s investment decisions are made through a team approach, with all of ICAP’s investment professionals contributing to the process. Jerrold K. Senser and Thomas R. Wenzel are the lead members of the investment team for the assets of the Multi-Manager Large-Cap Value Fund managed by ICAP.

•

Mr. Senser, CFA, serves as chief executive officer and chief investment officer of ICAP. He heads ICAP’s investment committee and is the lead portfolio manager for all of ICAP’s investment strategies. Mr. Senser has been with the firm since 1986.

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•

Mr. Wenzel, CFA, is executive vice president and director of research at ICAP. He is a senior member of ICAP’s investment committee and serves as a portfolio manager for all of ICAP’s investment strategies. Mr. Wenzel has been with the firm since 1992.

Symphony, an affiliate of NAM, specializes in the management of market neutral equity and debt strategies and senior loan and other debt portfolios. David Wang serves as the portfolio manager for the assets of the Multi-Manager Large-Cap Value Fund managed by Symphony.

•

Mr. Wang, Equity Portfolio Manager, is responsible for the design, research and implementation of Symphony’s long-only equity strategies. Mr. Wang joined Symphony in 1994 from BARRA, Inc., where he was a member of the Active Strategies Group. At BARRA, he was responsible for investment strategy research, portfolio construction and rebalancing of several domestic and global equity funds.

HydePark, an affiliate of NAM, specializes in the management of quantitatively-driven enhanced equity strategies for institutional investors. David E. Tierney, PhD, John W. Gambla, CFA, and Rob A. Guttschow, CFA, serve as the portfolio managers for the assets of the Multi-Manager Large-Cap Value Fund managed by HydePark.

•

Mr. Tierney, Senior Managing Director and Chief Investment Officer, directs HydePark’s equity investment activity, including portfolio management, research, trading and risk management. Mr. Tierney is a founder of Nuveen Investment Solutions, Inc. (formerly, Richards & Tierney, Inc.), the corporate parent of HydePark, where for the last twenty years he has done extensive work in portfolio analysis, risk control services and the management of assets.

•

Mr. Gambla, Managing Director, is as a portfolio manager for HydePark. Mr. Gambla transitioned to this role in 2007 from NAM, where he was a senior trader and quantitative specialist for sixteen years. During his NAM tenure, he was responsible for trading, portfolio management, product development and fundamental and quantitative research.

•

Mr. Guttschow, Managing Director, is a portfolio manager for HydePark. Mr. Guttschow transitioned to this role in 2007 from NAM, where for four years he was a managing director and portfolio manager responsible for developing and implementing derivatives-based strategies. Prior to joining NAM, Mr. Guttschow was a managing director and senior portfolio manager at Lotsoff Capital Management, where he managed a variety of taxable fixed income portfolios and enhanced equity index products for over ten years.

NAM has selected NWQ Investment Management Company, LLC (“NWQ”), 2049 Century Park East, 16th Floor, Los Angeles, California 90067, an affiliate of NAM, as sub-adviser to manage the investment portfolios of the Nuveen NWQ Multi-Cap Value Fund (the “NWQ Multi-Cap Value Fund”), the Nuveen NWQ Large-Cap Value Fund (the “NWQ Large-Cap Value Fund”), the Nuveen Small/Mid-Cap Value Fund (the “NWQ Small/Mid-Cap Value Fund”) and the Nuveen NWQ Small-Cap Value Fund (the “NWQ Small-Cap Value Fund”). NWQ manages the investment of the funds’ assets on a discretionary basis, subject to the supervision of NAM.

•

Jon D. Bosse, CFA, Chief Investment Officer, Co-President, Managing Director and Portfolio Manager at NWQ since 1996, has been the Portfolio Manager of the NWQ Large-Cap Value Fund and the NWQ Multi-Cap Value Fund since their inception.

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•

Phyllis Thomas, CFA, Managing Director and Portfolio Manager of NWQ since 1990, has been the Portfolio Manager of the NWQ Small-Cap Value Fund and the NWQ Small/Mid-Cap Value Fund since their inception.

NAM has selected Tradewinds Global Investors, LLC (“Tradewinds”), 2049 Century Park East, 20th Floor, Los Angeles, California 90067, an affiliate of NAM, as sub-adviser to manage the investment portfolio of the Nuveen Tradewinds Value Opportunities Fund (the “Tradewinds Value Opportunities Fund”). Tradewinds manages the investment of the fund’s assets on a discretionary basis, subject to the supervision of NAM. Tradewinds specializes in international and global investment strategies. Most of Tradewinds’ personnel, including the fund’s portfolio managers, were affiliated with NWQ until March 2006, when NWQ was reorganized into two distinct entities, NWQ and Tradewinds.

•

Dave Iben, CFA, Chief Investment Officer, Executive Managing Director and Portfolio Manager at Tradewinds since 2006, has been the Portfolio Manager of the Tradewinds Value Opportunities Fund since its inception. Prior to 2006, Mr. Iben was a Managing Director and Portfolio Manager at NWQ. Mr. Iben also manages the Nuveen Tradewinds Global All-Cap Fund and the Nuveen Tradewinds Global Resources Fund.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the funds is provided in the Statement of Additional Information. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com/MF/resources/eReports.aspx.

At such time as the funds receive an exemptive order permitting them to do so, or as otherwise permitted by the 1940 Act or the rules thereunder, the funds may, without obtaining approval of shareholders, retain an unaffiliated sub-adviser to perform some or all of the portfolio management functions on behalf of the funds.

How NWQ Has Performed

The tables and charts below illustrate the historical performance of NWQ’s Large-Cap Value Composite, which consists of NWQ’s separately managed accounts that have essentially the same investment objective and policies as the NWQ Large-Cap Value Fund, and NWQ’s Small/Mid-Cap Value Composite, which consists of NWQ’s separately managed accounts that have essentially the same investment objective and policies as the NWQ Small/Mid-Cap Value Fund.

The separately managed accounts reflected below are not subject to all of the same investment restrictions, investment inflows and outflows, and distribution requirements as the funds, which affect fund performance. The managed accounts are not subject to the diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected performance.

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Of course, past performance is no indication of future results, and the tables and charts presented here represent the performance of managed accounts and not the performance of the NWQ Large-Cap Value Fund and the NWQ Small/Mid-Cap Value Fund. Please see www.nuveen.com for these funds’ most recent performance information.

NWQ’s Large-Cap Value Composite

Based on Separately Managed Accounts

Growth of $10,000 Investment 12/97-12/07

NWQ’s Large-Cap Value Composite Returns

	Average Annual Total Returns
	as of December 31, 2007
	1 year	3 years	5 years	10 years
NWQ Large-Cap Value Composite (NAV)	1.17%	9.34%	15.61%	8.94%

NWQ Large-Cap Value Composite (Offer)	-4.65%	7.20%	14.25%	8.30%

Russell 1000® Value Index	-0.17%	9.32%	14.63%	7.68%

Lipper Multi-Cap Value Index	-1.04%	7.20%	13.45%	6.86%

As of December 31, 2007, the NWQ Large-Cap Value Composite consisted of 206 accounts totaling approximately $6.1 billion in assets. Performance represents the composite’s returns less the NWQ Large-Cap Value Fund’s Class A maximum operating expense of 1.60%. Performance on Offer Price also assumes deduction of the maximum Class A sales charge of 5.75%. These returns would be different for Class B, C and I shares because of their different sales charges and operating expenses. You cannot invest directly in an index. See “Glossary of Investment Terms” for information regarding the indices.

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NWQ’s Small/Mid-Cap Value Composite

Based on Separately Managed Accounts

Growth of $10,000 Investment 06/05-12/07

NWQ’s Small/Mid-Cap Value Composite Returns

	Average Annual Total Returns
	as of December 31, 2007
	1 year	Since Inception (6/30/05)
NWQ Small/Mid-Cap Value Composite (NAV)	-1.86%	12.60%

NWQ Small/Mid-Cap Value Composite (Offer)	-7.50%	9.97%

Russell 2500™ Value Index	-7.27%	6.29%

Lipper Small-Cap Value Index	-4.57%	7.04%

Performance presented from June 30, 2005 to March 31, 2006 represents the returns of the NWQ Small/Mid-Cap Value Managed Accounts Composite, which includes all the accounts in the Merrill Lynch Consults program managed by NWQ less the NWQ Small/Mid-Cap Value Fund’s Class A maximum operating expense of 1.70%. The performance of the Managed Accounts Composite does not include transaction costs; if such costs were included, the performance of the composite for the period from June 30, 2005 to March 31, 2006 would be lower. As of March 31, 2006, the Managed Accounts Composite consisted of 119 accounts totaling approximately $22.9 million in assets.

Performance presented from April 1, 2006 to December 31, 2007 represents the returns of the NWQ Small/Mid-Cap Value Institutional Composite less the NWQ Small/Mid-Cap Value Fund’s Class A maximum operating expense of 1.70%. As of December 31, 2007, the Institutional Composite consisted of eleven accounts totaling approximately $205.9 million in assets.

Performance on Offer Price also assumes deduction of the maximum Class A sales charge of 5.75%. These returns would be different for Class B, C and I shares because of their different sales charges and operating expenses. You cannot invest directly in an index. See “Glossary of Investment Terms” for information regarding the indices.

Management Fee

The management fee schedule for each fund consists of two components—a fund-level fee, based only on the amount of assets within a fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by NAM and its affiliates.

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The annual fund-level fee, payable monthly, for each fund is based upon the average daily net assets of each fund as follows:

Average Daily Net Assets	Multi- Manager Large-Cap Value Fund	NWQ Multi-Cap Value Fund	NWQ Large-Cap Value Fund	NWQ Small/ Mid-Cap Value Fund	NWQ Small-Cap Value Fund	Tradewinds Value Opportunities Fund
For the first $125 million	0.5500%	0.6500%	0.6500%	0.7500%	0.8000%	0.8000%

For the next $125 million	0.5375%	0.6375%	0.6375%	0.7375%	0.7875%	0.7875%

For the next $250 million	0.5250%	0.6250%	0.6250%	0.7250%	0.7750%	0.7750%

For the next $500 million	0.5125%	0.6125%	0.6125%	0.7125%	0.7625%	0.7625%

For the next $1 billion	0.5000%	0.6000%	0.6000%	0.7000%	0.7500%	0.7500%

For net assets over $2 billion	0.4750%	0.5750%	0.5750%	0.6750%	0.7250%	0.7250%

The complex-level fee is the same for each fund and begins at a maximum rate of 0.20% of each fund’s net assets, based upon complex-level assets of $55 billion, with breakpoints for assets above that level. Therefore, the maximum management fee rate for each fund is the fund-level fee plus 0.20%. As of September 30, 2008, the effective complex-level fee for each fund was 0.1947% of fund net assets.

For the most recent fiscal year, each fund paid NAM the following management fees (net of fee waivers and expense reimbursements, where applicable) as a percentage of average net assets:

Multi-Manager Large-Cap Value Fund	0.76%

NWQ Multi-Cap Value Fund	0.80%

NWQ Large-Cap Value Fund	0.51%

NWQ Small/Mid-Cap Value Fund	0.92%

NWQ Small-Cap Value Fund	0.98%

Tradewinds Value Opportunities Fund	0.97%

Information regarding the Board of Trustees’ approval of investment advisory contracts is available in the funds’ annual report for the fiscal year ended June 30, 2008.

Each fund’s investment objective may not be changed without shareholder approval. The funds’ investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

Equity Securities

Under normal market conditions, each fund will invest primarily in equity securities. Equity securities include common stocks; preferred stocks; warrants to purchase common stocks or preferred stocks; securities convertible into common or preferred stocks, such as convertible bonds and debentures; securities of non-U.S. companies; and other securities with equity characteristics.

Non-U.S. Investments

Although the funds will invest primarily in U.S. equity securities, each fund (except the Multi-Manager Large-Cap Value Fund) may invest up to 35% of its net assets in a variety of non-U.S. equity securities, including direct investment in stocks of non-U.S. companies traded overseas as well as American Depositary Receipts (“ADRs”) and other types of depositary receipts. The Multi-Manager Large-Cap Value Fund may invest up to 25% of its net assets in

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19

non-U.S. equity securities that are U.S. dollar denominated, including ADRs and other types of depositary receipts.

Cash Equivalents and Short-Term Fixed-Income Securities

Normally, the funds will invest substantially all of their assets to meet their investment objectives. The funds may invest the remainder of their assets in securities with maturities of less than one year or cash equivalents or they may hold cash. The percentage of each fund invested in such holdings will vary and depends on several factors, including market conditions. For temporary defensive purposes, including during periods of high cash inflows, the funds may depart from their principal investment strategies and invest part or all of their assets in these securities or they may hold cash. During such periods, the funds may not be able to achieve their investment objectives. The funds may adopt a defensive strategy when their portfolio managers believe securities in which the funds normally invest have elevated risks due to political or economic factors and in other extraordinary circumstances.

Exchange Traded Funds

The funds may invest in the securities of registered investment companies that are exchange traded funds (“ETFs”) in excess of the limits imposed under the 1940 Act pursuant to exemptive orders obtained by certain ETFs and their sponsors from the Securities and Exchange Commission. An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index, including industry, sector, country and region indexes. ETFs trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset value. An ETF may not replicate exactly the performance of the index it seeks to track for a number of reasons, including transaction costs incurred by the ETF. ETFs incur fees and expenses, such as operating expenses, licensing fees, trustee fees and marketing expenses, which are borne proportionately by ETF shareholders, such as the fund. The funds will also incur brokerage costs when purchasing and selling shares of ETFs.

Use of Derivatives and Hedging

The funds may use various investment techniques designed to hedge against changes in the values of securities the funds own or expect to purchase, to reduce transaction costs, to maintain full market exposure (which means to adjust the characteristics of their investments to more closely approximate those of the markets in which they invest), to manage cash flows, to enhance returns, to limit risk of price fluctuations, to limit exposure to losses due to changes to non-U.S. currency exchange rates or to preserve capital. The portfolio managers may use derivatives, such as futures contracts, options and swaps. These strategies may reduce fund returns and will benefit the funds largely to the extent that the funds are able to use them successfully. However, the funds could lose money on futures transactions or an option can expire worthless. The use of derivatives is not a principal investment strategy of the funds.

Delayed Delivery Transactions

The funds may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. These transactions involve an element of risk because the value of the security to be purchased may decline to a level below its purchase price before the settlement date.

Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio holdings is available in the funds’ Statement of Additional Information. Certain portfolio holdings information for each fund

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is available on the funds’ website—www.nuveen.com—by clicking the “Individual Investors—Mutual Funds” section of the home page and following the applicable link for each fund in the “Find A Fund” section. By following these links, you can obtain a list of each fund’s top ten holdings as of the end of the most recent month. A complete list of portfolio holdings information is generally made available on the funds’ website following the end of each month with an approximately one-month lag. This information will remain available on the funds’ website until the funds file with the Securities and Exchange Commission their annual, semiannual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.

Each sub-adviser independently conducts its own research, analysis, security selection and portfolio construction for the assets which it manages pursuant to the investment philosophy described below.

ICAP

ICAP manages a portion of the portfolio of the Multi-Manager Large-Cap Value Fund. ICAP selects stocks from a universe of large and midsize companies with at least $2 billion in market capitalization. Proprietary quantitative valuation models determine which of these stocks currently appear to be selling for less than their intrinsic worth. Based on a qualitative assessment of each company’s prospects, ICAP then looks for a catalyst that ICAP believes will unlock the stock’s unrecognized value. A catalyst may be as simple as a management change or as complex as a fundamentally improved industry outlook. ICAP generally buys only 40 to 50 stocks which it believes have the potential to produce significant stock appreciation relative to the market over 12 to 18 months for the equity portion of each of such funds’ investment portfolio. The process does not end with the purchase of a security. ICAP continuously monitors each security and evaluates whether to eliminate a security when its target price is achieved, the catalyst becomes inoperative or another stock offers greater opportunity for appreciation.

Symphony

Symphony manages a portion of the portfolio of the Multi-Manager Large-Cap Value Fund. The goal of Symphony’s unique process is to construct well diversified portfolios that generate returns in excess of the Russell 1000 Value Index, without exposing investors to undue risk. By applying specific risk parameters that manage the variances of the portfolios relative to the given benchmark, Symphony believes it can achieve the desired market exposures and reduce relative risk while preserving a portfolio’s potential to generate returns in excess of the given benchmark.

Quantitative analysis serves as a starting point in the investment process by narrowing a strategy’s investable universe to securities Symphony believes are most attractive based on the factors that Symphony has identified and researched over the past 10 years.

Once a company has been identified as attractive by its quantitative models, Symphony conducts qualitative analysis to research that company. Symphony’s team of fundamental analysts considers each company from a broad perspective, validating the quantitative signals and incorporating elements that cannot be captured by financial ratios and other statistics. The overall process helps ensure that the stocks selected for the portfolios are attractive across multiple, uncorrelated dimensions.

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Symphony then re-applies its proprietary portfolio construction analytics and risk controls to the edited list of securities identified by its quantitative and qualitative analysis. The goal of the quantitatively-driven portfolio construction process is to build a well-diversified portfolio that reflects the given benchmark in terms of its risk characteristics and that simultaneously seeks to generate a return in excess of that benchmark.

HydePark

HydePark manages a portion of the portfolio of the Multi-Manager Large-Cap Value Fund. HydePark is focused on delivering attractive risk-controlled returns in excess of applicable benchmarks. Its philosophy and process are oriented to benchmark-relative return and risk. HydePark believes that over the long run, stock prices ultimately follow certain fundamental measures of company performance, which HydePark calls “wealth creation factors.” It also believes that portfolios that are constructed by weighting stocks by the relative strength of their fundamental factors will outperform market-capitalization-weighted indexes over time. HydePark strictly uses a quantitative process for constructing its portfolios and does not conduct analyst-driven research on the stocks.

HydePark employs proprietary quantitative methods to analyze stocks and construct a fund’s portfolio. HydePark’s proprietary models evaluate and measure the strength of the fundamental characteristics of companies as well as recent stock price performance. The models then assign a target weight to each stock and construct a portfolio that is based on these factors and how they interrelate. The quantitative-driven portfolio construction process adjusts the individual stock weights to control risk at a target level relative to the designated index. The process seeks to maximize return while maintaining overall risk in the targeted range.

HydePark’s process typically results in a portfolio with exposure (either over- or under-weight) to all or nearly all of the securities in the benchmark. By increasing or decreasing the deviation from the benchmark weightings, HydePark can seek to manage the tracking error of the portfolio relative to the benchmark. Tracking error measures the standard deviation of the excess returns of a composite compared to its benchmark. This gives an indication of the volatility of a portfolio versus its benchmark.

NWQ

NWQ manages the NWQ Multi-Cap Value Fund, the NWQ Large-Cap Value Fund, the NWQ Small/Mid-Cap Value Fund and the NWQ Small-Cap Value Fund. NWQ seeks to identify undervalued companies with a catalyst to unlock value or improve profitability, such as new management, industry consolidation, corporate restructuring or a turn in company fundamentals. NWQ’s portfolio managers and analysts collaborate closely in a rigorous, bottom-up research-focused investment process that focuses on financial statement and valuation analysis, qualitative factors and downside protection. The companies identified by the team through this process are often underappreciated or misperceived by Wall Street. NWQ maintains a long-term investment view and a focus on securities it believes can appreciate over an extended time, regardless of interim fluctuations. NWQ will sell securities or reduce positions if it feels that the company no longer possesses favorable risk/reward characteristics, attractive valuations or catalysts.

Tradewinds

Tradewinds manages the Tradewinds Value Opportunities Fund. Tradewinds adheres to disciplined, value-driven investment strategies whose aim is to achieve a fund’s investment objective. Tradewinds emphasizes securities carefully chosen through in-depth research and follows those securities closely over time to assess whether they continue to meet the purchase rationale.

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Tradewinds selects equity securities through bottom-up fundamental research focusing on both absolute valuation and qualitative measures. The research-driven investment process seeks to add value through active management and through research focused on selecting companies that possess opportunities misperceived by the market. Tradewinds considers absolute valuation and security pricing in the context of industry and market conditions and makes use of convertible securities on an opportunistic basis as an alternative to the underlying equity. Tradewinds applies a sell discipline emphasizing elimination of positions that no longer possess favorable risk/reward characteristics, attractive valuations or when superior investment alternatives are identified. Tradewinds maintains a long-term investment approach and a focus on securities it believes possess attractive risk/reward characteristics and provide downside protection over an extended time, regardless of interim fluctuations.

Portfolio Turnover

Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund’s investment portfolio that is sold and replaced during a year is known as the fund’s portfolio turnover rate. The portfolio turnover rate for the Multi-Manager Large-Cap Value Fund will generally be between 75% and 150%. The portfolio turnover rate for the NWQ Multi-Cap Value Fund is expected to be between 30% and 50%. The portfolio turnover rate for the NWQ Large-Cap Value Fund is expected to be between 20% and 40%. The portfolio turnover rate for the NWQ Small/Mid-Cap Value Fund is expected to be between 40% and 70%. The portfolio turnover rate for the NWQ Small-Cap Value Fund is expected to be between 50% and 70%. The portfolio turnover rate for the Tradewinds Value Opportunities Fund is expected to be between 30% and 60%. A turnover rate of 100% would occur, for example, if a fund sold and replaced securities valued at 100% of its net assets within one year. Active trading would result in the payment by the fund of increased brokerage costs and could result in the payment by shareholders of increased taxes on realized investment gains or may result in shareholders being exposed to additional short-term capital gains that are subject to taxation at higher tax rates than those of long-term capital gains. Accordingly, active trading may adversely affect the funds’ performance.

Risk is inherent in all investing. Investing in a mutual fund—even the most conservative—involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. In addition, the funds’ value-oriented investment style may not be successful in realizing the funds’ investment objectives. Value companies may have experienced adverse business developments or may be subject to special risks that cause their securities to be out of favor, may never reach what we believe are their full value or may go down in price. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in these funds to be a long-term investment.

Equity market risk: Equity market risk is the risk that the market values of the equity securities owned by a fund will fall in value. The value of your investment in a fund will go up and down with the prices of the securities in which the fund invests. The prices of stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, management decisions, decreased demand for an issuer’s

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products or services, increased production costs, general economic conditions, interest rates, currency exchange rates, investor perceptions and market liquidity.

Convertible securities risk: Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to certain additional risks that are typically associated with debt. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of the common stock of the issuing company, particularly when the stock price is greater than the convertible security’s conversion price. The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. Convertible securities are also exposed to the risk that an issuer is unable to meet its obligation to make dividend or principal payments when due as a result of changing financial or market conditions.

Mandatory convertible securities are distinguished as a subset of convertible securities because the conversion is not optional and the conversion price at maturity is based solely upon the market price of the underlying common stock, which may be significantly less than par or the price (above or below par) paid. Mandatory convertible securities generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder.

Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation.

Non-U.S. investment risk: Securities of non-U.S. issuers present risks beyond those of U.S. securities. The prices of non-U.S. securities can be more volatile than U.S. securities due to such factors as political, social and economic developments abroad, the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject, the seizure by the government of company assets, taxation, withholding taxes on dividends and interest and limitations on the use or transfer of portfolio assets. Other risks include the following:

•	Enforcing legal rights may be difficult, costly and slow in non-U.S. countries, and there may be special problems enforcing claims against non-U.S. governments.

•	Non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

•	Non-U.S. markets may be less liquid and more volatile than U.S. markets.

To the extent the funds invest in securities issued by entities located in emerging markets, the funds may be exposed to additional risk. These markets are generally more volatile than those of countries with more mature economies.

Currency risk: Non-U.S. securities often trade in currencies other than the U.S. dollar. Changes in currency exchange rates may affect a fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a fund to decline. Certain non-U.S. currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in a fund’s non-U.S. holdings whose value is tied to the affected non-U.S. currency. ADRs and non-U.S. securities denominated in U.S. dollars are also subject to currency risk.

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Small and medium-sized company risk: Companies with lower market capitalizations may involve greater risk than larger capitalization companies because they tend to have younger and more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. In addition, the securities of such companies are typically more volatile and less liquid than securities of larger capitalization companies. As a result, certain securities may be difficult or impossible to sell at the time and the price that a fund would like, and so a fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

Non-diversification risk: As a non-diversified fund (i.e., a fund that can take greater than 5% positions in securities of any one issuer with respect to its entire portfolio), each of the NWQ Large-Cap Value Fund and the NWQ Small/Mid-Cap Value Fund may have greater exposure to volatility than a diversified fund. Because the fund may invest a larger percentage of its assets in securities of a single company or industry, the performance of that company or industry can have a substantial impact on share price.

Small fund risk: In a smaller fund, such as the NWQ Large-Cap Value Fund or the NWQ Small/Mid-Cap Value Fund, large inflows may cause the fund to temporarily invest a substantial portion of its investment portfolio in cash equivalents, causing the fund’s performance to vary from the fund’s model portfolio. This impact may be positive or negative, depending on the direction of market movement during the period the fund is in cash equivalents. The funds do not limit large inflows, but they have policies in place to reduce the impact of these inflows where Nuveen has prior knowledge of such inflows.

Derivatives risk: The use of derivatives can lead to losses because of diverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when a fund uses derivatives to enhance a fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a fund.

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Section 3    How You Can Buy and Sell Shares

The funds offer multiple classes of shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. For further details, please see the Statement of Additional Information.

The NWQ Small-Cap Value Fund has suspended offering its shares to new investors, except the fund will continue to offer shares (1) to clients of financial service firms using the NWQ Small-Cap Value Fund in a standardized asset allocation program and (2) to benefit plans sponsored by Nuveen Investments and its affiliates. The NWQ Small-Cap Value Fund will continue to offer shares to existing shareholders and, as market conditions permit, may recommence offering shares to other new investors in the future. Any such offerings of the NWQ Small-Cap Value Fund’s shares may be limited in amount and may commence and terminate without any prior notice.

Class A Shares

You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in “How to Reduce Your Sales Charge.” Class A shares are also subject to an annual service fee of 0.25% of your fund’s average daily net assets, which compensates your financial advisor and other entities for providing ongoing service to you. Nuveen Investments, LLC (“Nuveen”), a wholly-owned subsidiary of Nuveen Investments and the distributor of the funds, retains the up-front sales charge and the service fee on accounts with no financial intermediary of record. The up-front Class A sales charges for the funds are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%

$50,000 but less than $100,000	4.50	4.71	4.00

$100,000 but less than $250,000	3.75	3.90	3.25

$250,000 but less than $500,000	2.75	2.83	2.50

$500,000 but less than $1,000,000	2.00	2.04	1.75

$1,000,000 and over*	—	—	1.00

*	You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays financial intermediaries of record a commission equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of the amount over $5 million. Unless the financial intermediary waived the commission, you may be assessed a contingent deferred sales charge (“CDSC”) of 1% if you redeem any of your shares within 12 months of purchase. The CDSC is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class A shares you purchase by reinvesting dividends.

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Class B Shares

Class B shares are not available for new accounts or for additional investment into existing accounts. However, the funds will issue Class B shares upon the exchange of Class B shares from another Nuveen Mutual Fund or for purposes of dividend reinvestment. Class B shares will also be available through December 31, 2008 for defined contribution plans and investors using automatic investment plans with existing investments in Class B shares as of March 31, 2008.

Eligible investors can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge. Class B shares are subject to annual distribution and service fees of 1% of your fund’s average daily net assets. The annual 0.25% service fee compensates your financial advisor for providing ongoing service to you. The annual 0.75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year’s service fee. Nuveen retains the service and distribution fees on accounts with no financial intermediary of record. If you redeem your shares within six years of purchase, you will normally pay a CDSC as shown in the schedule below. The CDSC is based on your purchase or redemption price, whichever is lower. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

Years Since Purchase	0-1	1-2	2-3	3-4	4-5	5-6	Over 6
CDSC	5%	4%	4%	3%	2%	1%	None

Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

The funds have established a limit to the amount of Class B shares that may be purchased by an individual investor. See the Statement of Additional Information for more information.

Class C Shares

You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge. Class C shares are subject to annual distribution and service fees of 1% of your fund’s average daily net assets. The annual 0.25% service fee compensates your financial advisor for providing ongoing service to you. The annual 0.75% distribution fee compensates Nuveen for paying your financial advisor an ongoing sales commission as well as an advance of the first year’s service and distribution fees. Nuveen retains the service and distribution fees on accounts with no financial intermediary of record. If you redeem your shares within 12 months of purchase, you will normally pay a 1% CDSC, which is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends. Class C shares do not convert.

The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor. See the Statement of Additional Information for more information.

Class R3 Shares

Multi-Manager Large-Cap Value Fund, NWQ Multi-Cap Value Fund and Tradewinds Value Opportunities Fund offer Class R3 shares. Class R3 shares are available for purchase at the offering price, which is the net asset value per share without any up-front sales charge, to certain retirement plan clients. Class R3 shares are subject to annual distribution and service fees of 0.50%

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of your fund’s average daily net assets. See the Statement of Additional Information for more information.

Class I Shares

Class R shares were renamed Class I shares effective May 1, 2008. You may purchase Class I shares only under limited circumstances, at the offering price, which is the net asset value per share without any up-front sales charge. If you held shares of the PBHG Special Equity Fund on December 5, 2002, you are eligible to purchase Class I shares of the NWQ Multi-Cap Value Fund. Class I shares are not subject to sales charges or ongoing service or distribution fees. Class I shares have lower ongoing expenses than the other classes.

Class I shares are available for (i) purchases of $1 million or more, (ii) purchases using dividends and capital gains distributions on Class I shares, and (iii) purchase by the following categories of investors:

•	Certain trustees, directors, employees, and affiliates of Nuveen.

•	Certain financial intermediary personnel.

•	Certain bank or broker-affiliated trust departments.

•	Certain employer-sponsored retirement plans.

•

Certain additional categories of investors, including certain advisory accounts of Nuveen and its affiliates, and qualifying clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

Please refer to the Statement of Additional Information for more information about Class A, Class B, Class C, Class R3 and Class I shares, including more detailed program descriptions and eligibility requirements. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com/MF/resources/eReports.aspx, where you will also find the information included in this prospectus. Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms.

The funds offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares. See “What Share Classes We Offer” (above) for a discussion of eligibility requirements for purchasing Class R3 and Class I shares.

Class A Sales Charge Reductions

•

Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of a fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund.

•

Letter of Intent. Subject to certain requirements, you may purchase Class A shares of a fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases by (i) you, (ii) your spouse (or equivalent if recognized under local law) and children under 21 years of age, and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

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Class A Sales Charge Waivers

Class A shares of a fund may be purchased at net asset value without a sales charge as follows:

•	Purchases of $1,000,000 or more.

•	Monies representing reinvestment of Nuveen Defined Portfolios and Nuveen Mutual Fund distributions.

•	Certain employer-sponsored retirement plans.

•

Certain employees and affiliates of Nuveen. Purchases by any officers, trustees and former trustees of the Nuveen Funds, as well as bona fide full-time and retired employees of Nuveen, and subsidiaries thereof, and such employees’ immediate family members (as defined in the Statement of Additional Information).

•

Financial intermediary personnel. Purchases by any person who, for at least the last 90 days, has been an officer, director, or bona fide employee of any financial intermediary or any such person’s immediate family member.

•

Certain trust departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity.

•

Additional categories of investors. Purchases made by: (i) investors purchasing on a periodic fee, asset-based fee, or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (ii) clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

In order to obtain a sales charge reduction or waiver, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated for such purposes. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a sales charge reduction or waiver. This may include account statements of family members and information regarding Nuveen Mutual Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the “NYSE”) is open for business and normally ends at 4:00 p.m. New York time. Generally, the NYSE is closed on weekends and national holidays. The share price you pay depends on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day’s closing share price; otherwise, you will receive the next business day’s price.

Through a Financial Advisor

You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you

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develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for providing ongoing investment advice and services, either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.

By Mail

You may open an account and buy shares by mail by completing an application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Applications may be obtained at www.nuveen.com or by calling (800) 257-8787. No third party checks will be accepted.

On-Line

Existing shareholders may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing, identically registered accounts. You can continue to look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the funds’ website. To access your account, follow the links under “Individual Investors” on www.nuveen.com to “Account Access” and choose “Mutual Funds.” The system will walk you through the log-in process. To purchase shares on-line, you must have established Fund DirectSM privileges on your account prior to the requested transaction.

By Telephone

Existing shareholders may also process these same mutual fund transactions via our automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process. To purchase shares via the telephone, you must have established Fund DirectSM privileges on your account prior to the requested transaction.

Investment Minimums

The minimum initial investment is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $50 through systematic investment plan accounts) and is lower for accounts opened through certain fee-based programs as described in the Statement of Additional Information. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements. There is no minimum investment amount for the purchase of Class R3 shares.

To help make your investing with us easy and efficient, we offer you the following services at no extra cost. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

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Systematic Investing

Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund’s systematic investment plan. You can stop the deductions at any time by notifying your fund in writing.

•	From Your Bank Account. You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

•

From Your Paycheck. With your employer’s consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

•

Systematic Exchanging. You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

Systematic Withdrawal

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see “Fund Direct SM”), paid to a third party or sent payable to you at an address other than your address of record.

You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Exchanging Shares

You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may also, under certain limited circumstances, exchange between certain classes of shares of the same fund, subject to the payment of any applicable CDSC. Please consult the Statement of Additional Information for details.

The funds may change or cancel their exchange policy at any time upon 60 days’ notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. See “General Information—Frequent Trading” below. Because an exchange between funds is treated for tax purposes as a purchase and sale, and any gain may be subject to tax. An exchange between classes of shares of the same fund is not considered a taxable event. You should consult your tax advisor about the tax consequences of exchanging your shares.

Fund DirectSM

The Fund DirectSM Program allows you to link your fund account to your bank account, transfer money electronically between these accounts and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You may also have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account.

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An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

Reinstatement Privilege

If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption. The reinstatement privilege for Class B shares will no longer be available as of December 31, 2008.

You may sell (redeem) your shares on any business day. You will receive the share price next determined after the fund has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day’s price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten days from your purchase date. You may be assessed a CDSC, if applicable. When you redeem Class A, Class B or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

Through Your Financial Advisor

You may sell your shares through your financial advisor, who can prepare the necessary documentation. Your financial advisor may charge for this service.

By Telephone

If you have authorized telephone redemption privileges, call (800) 257-8787 to redeem your shares, press 1 for mutual funds and the voice menu will walk you through the process. Telephone redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund DirectSM privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

By Mail

You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

•	The fund’s name;

•	Your name and account number;

•	The dollar or share amount you wish to redeem;

•	The signature of each owner exactly as it appears on the account;

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An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days’ written notice if the value of your account falls below an established minimum. The funds have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

•	The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

•	The address where you want your redemption proceeds sent (if other than the address of record); and

•	Any required signature guarantees.

We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

On-Line

You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, follow the links under “Individual Investors” on www.nuveen.com to “Account Access” and choose “Mutual Funds.” The system will walk you through the log-in process. On-line redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund DirectSM privileges, you may have redemption proceeds transferred electronically to your bank account.

Redemptions In-Kind

The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

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Section 4    General Information

To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies as well.

The funds intend to pay income dividends and any taxable gains annually.

Payment and Reinvestment Options

The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

Non-U.S. Income Tax Considerations

Investment income that the funds receive from their non-U.S. investments may be subject to non-U.S. income taxes, which generally will reduce fund distributions. However, the United States has entered into tax treaties with many non-U.S. countries that may entitle you to certain tax benefits.

Taxes and Tax Reporting

The funds will make distributions that may be taxed as ordinary income (which may be taxable at different rates, depending on the sources of the distributions) or capital gains (which may be taxable at different rates, depending on the length of time a fund holds its assets). Dividends from a fund’s long-term capital gains are generally taxable as long-term capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. However, certain ordinary income distributions received from a fund that are determined to be qualified dividend income may be taxed at tax rates equal to those applicable to long-term capital gains. The tax you pay on a given capital gains distribution depends generally on how long the fund has held the portfolio securities it sold. It does not depend on how long you have owned your fund shares. Dividends generally do not qualify for a dividends received deduction if you are a corporate shareholder.

Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is the same whether you reinvest your dividends or elect to receive them in cash. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange of shares between funds is generally the same as a sale.

Please note that if you do not furnish your fund with your correct Social Security number or employer identification number, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds at the then current rate.

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Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

Buying or Selling Shares Close to a Record Date

Buying fund shares shortly before the record date for a taxable dividend is commonly known as “buying the dividend.” The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price.

Nuveen serves as the selling agent and distributor of the funds’ shares. In this capacity, Nuveen manages the offering of the funds’ shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to financial intermediaries, each fund has adopted a distribution and service plan under Rule 12b-1 under the 1940 Act. (See “How You Can Buy and Sell Shares—What Share Classes We Offer” for a description of the distribution and service fees paid under this plan.)

Nuveen receives the distribution fee for Class B, C and R3 shares primarily for providing compensation to financial intermediaries, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, B, C and R3 shares to compensate financial intermediaries, including Nuveen, for providing ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Payments to Financial Intermediaries

In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to financial intermediaries as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain financial intermediaries that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by financial intermediary and, with respect to a given firm, are typically calculated by reference to the amount of the firm’s recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm’s customers. The level of payments that Nuveen is willing to provide to a particular financial intermediary may be affected by, among other factors, the firm’s total assets held in and recent net investments into Nuveen Mutual Funds, the firm’s level of participation in Nuveen Mutual Fund sales and marketing programs, the firm’s compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2007, these payments in the aggregate were approximately 0.025% to 0.035% of the assets in the Nuveen Mutual Funds, although payments to particular financial intermediaries can be significantly higher. The Statement of Additional Information contains additional

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information about these payments, including the names of the firms to which payments are made. Nuveen may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.

In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, “Platform Programs”) at certain financial intermediaries, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.

The price you pay for your shares is based on each fund’s net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of each fund by taking the value of the class’ total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds’ Board of Trustees or its delegate.

In determining net asset value, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are generally valued at the last sales price that day. However, securities admitted to trade on the NASDAQ National Market are valued, except as indicated below, at the NASDAQ Official Closing Price. Common stocks and other equity securities not listed on a securities exchange or the NASDAQ National Market are valued at the mean between the bid and asked prices. The prices of fixed-income securities are provided by a pricing service and based on the mean between the bid and asked prices. When price quotes are not readily available, the pricing service establishes fair value based on various factors, including prices of comparable securities.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities that may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund net asset value or make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the “fair value” of a security is the amount that the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the

Section 4    General Information

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fair value of securities. In particular, for non-U.S.-traded securities whose principal local markets close before the time as of which the funds’ shares are priced, the funds on certain days may adjust the local closing price based upon such factors (which may be evaluated by an outside pricing service) as developments in non-U.S. markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities. See the Statement of Additional Information for details.

If a fund holds securities that are primarily listed on non-U.S. exchanges, the net asset value of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

The funds are intended for long-term investment and should not be used for excessive trading. Excessive trading in the funds’ shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.

Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds’ need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.

The funds’ Frequent Trading Policy generally limits an investor to four “round trip” trades in a 12-month period. A “round trip” is the purchase and subsequent redemption of fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions. The funds may also suspend the trading privileges of any investor who makes a round trip within a 30-day period if the purchase and redemption are of substantially similar dollar amounts and represent at least 25% of the value of the investor’s account.

The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts. An intermediary’s account typically includes multiple investors and provides the funds only with a net purchase or redemption amount on any given day where multiple purchases, redemptions and exchanges of shares occur in the account. The identity of individual purchasers, redeemers and exchangers whose orders are aggregated in omnibus accounts, and the size of their orders, will generally not be known by the funds. Despite the funds’ efforts to detect and prevent frequent trading, the funds may be unable to identify frequent trading because the netting effect in omnibus accounts often makes it more difficult to identify frequent traders. Nuveen, the funds’ distributor, has entered into agreements with financial intermediaries that maintain omnibus accounts with the funds’ transfer agent. Under the terms of these agreements, the financial intermediaries undertake to cooperate with Nuveen in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent frequent trading in the funds through such accounts. Technical limitations in operational systems at such intermediaries or at Nuveen may also limit the funds’ ability to detect and prevent frequent trading. In addition, the funds may permit certain financial intermediaries, including broker-dealer and retirement plan administrators, among others, to enforce their own internal policies and procedures concerning frequent trading. Such policies may differ from the funds’ Frequent

Section 4    General Information

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Trading Policy and may be approved for use in instances where the funds reasonably believe that the intermediary’s policies and procedures effectively discourage inappropriate trading activity. Shareholders holding their accounts with such intermediaries may wish to contact the intermediary for information regarding its frequent trading policy. Although the funds do not knowingly permit frequent trading, they cannot guarantee that they will be able to identify and restrict all frequent trading activity.

The funds reserve the right in their sole discretion to waive unintentional or minor violations (including transactions below certain dollar thresholds) if they determine that doing so would not harm the interests of fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the Statement of Additional Information. These include, among others, redemptions pursuant to systematic withdrawal plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirement plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions. The funds may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

The funds reserve the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if they determine, in their sole discretion, that a transaction or a series of transactions involves market timing or excessive trading that may be detrimental to fund shareholders. The funds also reserve the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund’s investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the funds’ Frequent Trading Policy and its enforcement, see “Additional Information on the Purchase and Redemption of Fund Shares and Shareholder Programs—Frequent Trading Policy” in the Statement of Additional Information.

The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds’ transfer, shareholder services and dividend paying agent, Boston Financial Data Services, P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

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Section 5     Financial Highlights

The financial highlights table is intended to help you understand each fund’s financial performance for the past five fiscal years or the life of the fund, if shorter. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report for the most recent fiscal year, along with the funds’ financial statements, are included in the annual report, which is available upon request.

Nuveen Multi-Manager Large-Cap Value Fund

Class (Inception Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended June 30,	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)	Ratios of Net Investment Income (Loss) to Average Net Assets(c)	Portfolio Turnover Rate

Class A (8/96)
2008	$30.05	$.32	$(3.15)	$(2.83)	$(.30)	$(4.39)	$(4.69)	$22.53	(10.74)%	$389,240	1.24%	1.20%	131%
2007	27.23	.35	5.33	5.68	(.26)	(2.60)	(2.86)	30.05	21.71	491,489	1.25	1.22	75
2006	25.58	.22	3.26	3.48	(.23)	(1.60)	(1.83)	27.23	13.97	440,403	1.28	.83	81
2005	23.41	.32	2.13	2.45	(.28)	—	(.28)	25.58	10.51	416,407	1.31	1.31	81
2004	19.93	.12	3.44	3.56	(.08)	—	(.08)	23.41	17.90	434,121	1.36	.56	85

Class B (8/96)
2008	29.32	.11	(3.06)	(2.95)	(.08)	(4.39)	(4.47)	21.90	(11.39)	8,891	1.99	.43	131
2007	26.64	.12	5.21	5.33	(.05)	(2.60)	(2.65)	29.32	20.77	18,491	2.00	.44	75
2006	25.06	.02	3.20	3.22	(.04)	(1.60)	(1.64)	26.64	13.13	26,995	2.03	.08	81
2005	22.95	.14	2.08	2.22	(.11)	—	(.11)	25.06	9.66	45,224	2.06	.57	81
2004	19.62	(.04)	3.37	3.33	—	—	—	22.95	16.97	56,486	2.11	(.18)	85

Class C (8/96)
2008	29.27	.12	(3.06)	(2.94)	(.08)	(4.39)	(4.47)	21.86	(11.41)	25,007	1.99	.45	131
2007	26.60	.13	5.19	5.32	(.05)	(2.60)	(2.65)	29.27	20.80	31,219	2.00	.47	75
2006	25.02	.02	3.20	3.22	(.04)	(1.60)	(1.64)	26.60	13.15	28,692	2.03	.08	81
2005	22.92	.14	2.07	2.21	(.11)	—	(.11)	25.02	9.63	30,691	2.06	.57	81
2004	19.58	(.04)	3.38	3.34	—	—	—	22.92	17.06	43,607	2.11	(.18)	85

Class I (8/96)(d)
2008	30.18	.39	(3.17)	(2.78)	(.37)	(4.39)	(4.76)	22.64	(10.52)	23,684.99		1.45	131
2007	27.33	.43	5.35	5.78	(.33)	(2.60)	(2.93)	30.18	22.03	31,878	1.00	1.48	75
2006	25.67	.29	3.27	3.56	(.30)	(1.60)	(1.90)	27.33	14.24	25,720	1.03	1.08	81
2005	23.49	.38	2.14	2.52	(.34)	—	(.34)	25.67	10.77	22,350	1.06	1.56	81
2004	19.99	.18	3.45	3.63	(.13)	—	(.13)	23.49	18.20	20,533	1.11	.83	85

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable.

(d)	Effective May 1, 2008, Class R shares were renamed Class I shares.

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39

Nuveen NWQ Multi-Cap Value Fund

Class (Inception Date)		Investment Operations			Less Distributions						Ratios/Supplemental Data
Year Ended June 30,	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Tax Return of Capital	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)	Ratios of Net Investment Income (Loss) to Average Net Assets(c)	Portfolio Turnover Rate

Class A (12/02)
2008	$26.15	$.04	$(6.62)	$(6.58)	$(.02)	$(.94)	$(.07)	$(1.03)	$18.54	(25.65)%	$293,777	1.33%	.17%	25%
2007	23.81	.18	3.43	3.61	(.13)	(1.14)	—	(1.27)	26.15	15.51	634,123	1.24	.71	19
2006	20.60	.15	3.42	3.57	(.06)	(.30)	—	(.36)	23.81	17.45	409,788	1.33	.65	9
2005	18.56	.11	2.15	2.26	(.05)	(.17)	—	(.22)	20.60	12.20	179,548	1.36	.54	14
2004	14.60	.04	4.38	4.42	(.02)	(.44)	—	(.46)	18.56	30.75	58,279	1.48	.20	21

Class B (12/02)
2008	25.64	(.13)	(6.47)	(6.60)	—	(.94)	—	(.94)	18.10	(26.20)	36,024	2.08	(.59)	25
2007	23.42	(.01)	3.37	3.36	—	(1.14)	—	(1.14)	25.64	14.65	75,067	2.00	(.04)	19
2006	20.37	(.02)	3.37	3.35	—	(.30)	—	(.30)	23.42	16.57	58,423	2.08	(.10)	9
2005	18.45	(.04)	2.13	2.09	—	(.17)	—	(.17)	20.37	11.35	33,216	2.10	(.20)	14
2004	14.61	(.09)	4.37	4.28	—	(.44)	—	(.44)	18.45	29.76	9,322	2.23	(.53)	21

Class C (12/02)
2008	25.64	(.13)	(6.47)	(6.60)	—	(.94)	—	(.94)	18.10	(26.20)	189,475	2.08	(.58)	25
2007	23.42	(.01)	3.37	3.36	—	(1.14)	—	(1.14)	25.64	14.64	441,048	1.99	(.04)	19
2006	20.37	(.02)	3.37	3.35	—	(.30)	—	(.30)	23.42	16.57	308,339	2.08	(.10)	9
2005	18.45	(.04)	2.13	2.09	—	(.17)	—	(.17)	20.37	11.35	128,758	2.11	(.21)	14
2004	14.62	(.09)	4.36	4.27	—	(.44)	—	(.44)	18.45	29.67	30,085	2.23	(.53)	21

Class I (11/97)(d)
2008	26.09	.09	(6.59)	(6.50)	(.02)	(.94)	(.13)	(1.09)	18.50	(25.47)	274,886	1.09	.39	25
2007	23.76	.24	3.42	3.66	(.19)	(1.14)	—	(1.33)	26.09	15.77	350,370.99		.96	19
2006	20.55	.20	3.42	3.62	(.11)	(.30)	—	(.41)	23.76	17.77	212,033	1.09	.90	9
2005	18.52	.15	2.15	2.30	(.10)	(.17)	—	(.27)	20.55	12.43	82,413	1.10	.78	14
2004	14.57	.06	4.38	4.44	(.05)	(.44)	—	(.49)	18.52	31.02	46,546	1.24	.39	21

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable.

(d)	Effective May 1, 2008, Class R shares were renamed Class I shares.

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40

Nuveen NWQ Large-Cap Value Fund

Class (Inception Date)		Investment Operations				Less Distributions							Ratios/Supplemental Data
	Beginning Net Asset Value	Net Investment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains		Total		Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income (Loss) to Average Net Assets(c)		Portfolio Turnover Rate

Class A (12/06)
2008	$21.38	$.15		$(4.04)	$(3.89)	$(.08)	$—	***	$(.08)		$17.41	(18.24)%	$5,080	1.33%		.77%		13%
2007(d)	20.00	.12		1.26	1.38	—	—		—		21.38	6.90	2,358	1.33	*	.95	*	—

Class B (12/06)
2008	21.30	—	**	(4.02)	(4.02)	—	—	***	—	***	17.28	(18.82)	835	2.08		—	****	13
2007(d)	20.00	—	**	1.30	1.30	—	—		—		21.30	6.50	281	2.08	*	(.06	)*	—

Class C (12/06)
2008	21.30	—	**	(4.02)	(4.02)	—	—	***	—	***	17.28	(18.82)	2,484	2.08		—	****	13
2007(d)	20.00	.02		1.28	1.30	—	—		—		21.30	6.50	1,117	2.08	*	.13	*	—

Class I (12/06)(e)
2008	21.41	.20		(4.05)	(3.85)	(.13)	—	***	(.13)		17.43	(18.05)	15,719	1.08		1.02		13
2007(d)	20.00	.15		1.26	1.41	—	—		—		21.41	7.05	8,513	1.08	*	1.25	*	—

*	Annualized.

**	Net Investment Income (Loss) rounds to less than $.01 per share.

***	Distributions from Capital Gains round to less than $.01 per share.

****	Net Investment Income (Loss) rounds to less than .01%.

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2008 are 1.33%, 2.08%, 2.08% and 1.08% for Classes A, B, C and I, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2008 are .78%, .01%,**** and 1.02% for Classes A, B, C and I, respectively.

(d)	For the period December 15, 2006 (commencement of operations) through June 30, 2007.

(e)	Effective May 1, 2008, Class R shares were renamed Class I shares.

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Nuveen NWQ Small/Mid-Cap Value Fund

Class (Inception Date)		Investment Operations			Less Distributions								Ratios/Supplemental Data
	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Total		Ending Net Asset Value	Total Return(b)		Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income to Average Net Assets(c)		Portfolio Turnover Rate

Class A (12/06)
2008	$21.37	$(.09)	$(4.16)	$(4.25)	$—	**	$—	$—	**	$17.12	(20.02	)%***	$3,595	1.43%		(.49)%		84%
2007(d)	20.00	.15	1.22	1.37	—		—	—		21.37	6.85		1,098	1.43	*	1.34	*	1

Class B (12/06)
2008	21.29	(.22)	(4.17)	(4.39)	—		—	—		16.90	(20.62	)***	36	2.12		(1.17)		84
2007(d)	20.00	.02	1.27	1.29	—		—	—		21.29	6.45		279	2.19	*	.20	*	1

Class C (12/06)
2008	21.28	(.22)	(4.14)	(4.36)	—		—	—		16.92	(20.63	)***	1,093	2.18		(1.20)		84
2007(d)	20.00	.05	1.23	1.28	—		—	—		21.28	6.40		974	2.18	*	.39	*	1

Class I (12/06)(e)
2008	21.41	(.04)	(4.21)	(4.25)	(.05)		—	(.05)		17.11	(19.82	)***	38,574	1.16		(.20)		84
2007(d)	20.00	.49	.92	1.41	—		—	—		21.41	7.05		216,872	1.16	*	4.25	*	1

*	Annualized.

**	Distributions from Net Investment Income and Total Distributions round to less than $.01 per share.

***	As discussed in Footnote 1—In-Kind-Redemptions of the 2008 Annual Report, during the fiscal year ended June 30, 2008, the Adviser reimbursed Small/Mid-Cap Value $89,561. This reimbursement resulted in an increase of .23%, .28%, .19% and .14% to classes A, B, C and I respectively.

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2008 are 1.43%, 2.11%, 2.18% and 1.15% for classes A,B,C and I, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2008 are (.48%), (1.16%), (1.19%) and (.19%) for classes A,B,C, and I, respectively.

(d)	For the period December 15, 2006 (commencement of operations) through June 30, 2007.

(e)	Effective May 1, 2008, Class R shares were renamed Class I shares.

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42

Nuveen NWQ Small-Cap Value Fund

Class (Inception Date)		Investment Operations			Less Distributions								Ratios/Supplemental Data
Year Ended June 30,	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Tax Return of Capital		Total	Ending Net Asset Value	Total Return(b)		Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income (Loss) to Average Net Assets(c)	Portfolio Turnover Rate

Class A (12/04)
2008	$30.12	$(.04)	$(6.08)	$(6.12)	$(.02)	$(.69)	$—	**	$(.71)	$23.29	(20.41)%		$54,264	1.47%		(.16)%	48%
2007	26.10	.13	4.05	4.18	(.04)	(.12)	—		(.16)	30.12	16.09		78,081	1.49		.46	24
2006	20.84	.13	5.48	5.61	(.08)	(.27)	—		(.35)	26.10	27.08	***	33,907	1.42		.51	26
2005(d)	20.00	.05	.79	.84	—	—	—		—	20.84	4.20		3	1.49	*	.40 *	22

Class B (12/04)
2008	29.69	(.23)	(5.97)	(6.20)	—	(.69)	—		(.69)	22.80	(21.02)		374	2.22		(.89)	48
2007	25.89	(.08)	4.00	3.92	—	(.12)	—		(.12)	29.69	15.15		833	2.24		(.30)	24
2006	20.76	(.07)	5.47	5.40	—	(.27)	—		(.27)	25.89	26.17	***	370	2.16		(.33)	26
2005(d)	20.00	(.03)	.79	.76	—	—	—		—	20.76	3.80		3	2.24	*	(.35 )*	22

Class C (12/04)
2008	29.73	(.23)	(5.98)	(6.21)	—	(.69)	—		(.69)	22.83	(21.03)		9,682	2.22		(.91)	48
2007	25.91	(.08)	4.02	3.94	—	(.12)	—		(.12)	29.73	15.26		17,290	2.24		(.30)	24
2006	20.76	(.07)	5.49	5.42	—	(.27)	—		(.27)	25.91	26.22	***	7,244	2.17		(.30)	26
2005(d)	20.00	(.03)	.79	.76	—	—	—		—	20.76	3.80		3	2.24	*	(.35 )*	22

Class I (12/04)(e)
2008	30.18	.02	(6.08)	(6.06)	(.08)	(.69)	(.01)		(.78)	23.34	(20.22)		108,064	1.22		.08	48
2007	26.15	.23	4.03	4.26	(.11)	(.12)	—		(.23)	30.18	16.41		132,385	1.22		.81	24
2006	20.87	.16	5.52	5.68	(.13)	(.27)	—		(.40)	26.15	27.41	***	13,137	1.17		.63	26
2005(d)	20.00	.08	.79	.87	—	—	—		—	20.87	4.35		2,079	1.25	*	.64 *	22

*	Annualized.

**	Distributions from Tax Return of Capital round to less than $.01 per share.

***	During the fiscal year ended June 30, 2006, NWQ reimbursed the Fund $9,060 for a cash balance maintained in the Fund. This reimbursement did not have an impact on the Fund’s Class A total return, but resulted in an increase of .05% in each of the total returns for Class B, C and I.

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable.

(d)	For the period December 9, 2004 (commencement of operations) through June 30, 2005.

(e)	Effective May 1, 2008, Class R shares were renamed Class I shares.

Section 5    Financial Highlights

43

Nuveen Tradewinds Value Opportunities Fund

Class (Inception Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended June 30,	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income (Loss) to Average Net Assets(c)		Portfolio Turnover Rate

Class A (12/04)
2008	$32.48	$.20	$(1.03)	$(.83)	$(.59)	$(1.46)	$(2.05)	$29.60	(2.65)%	$368,093	1.42%		.63%		48%
2007	26.90	.30	5.83	6.13	(.29)	(.26)	(.55)	32.48	22.98	248,827	1.39		.99		23
2006	21.07	.28	5.88	6.16	(.07)	(.26)	(.33)	26.90	29.45	73,389	1.49		1.09		29
2005(d)	20.00	.08	.99	1.07	—	—	—	21.07	5.35	3	1.51	*	.52	*	45

Class B (12/04)
2008	32.15	(.03)	(1.02)	(1.05)	(.35)	(1.46)	(1.81)	29.29	(3.39)	6,816	2.17		(.11)		48
2007	26.66	.07	5.76	5.83	(.08)	(.26)	(.34)	32.15	22.04	5,521	2.14		.24		23
2006	20.98	.09	5.85	5.94	—	(.26)	(.26)	26.66	28.49	1,041	2.24		.33		29
2005(d)	20.00	—	.98	.98	—	—	—	20.98	4.90	3	2.26	*	(.23	)*	45

Class C (12/04)
2008	32.16	(.03)	(1.03)	(1.06)	(.35)	(1.46)	(1.81)	29.29	(3.39)	116,463	2.17		(.10)		48
2007	26.66	.07	5.77	5.84	(.08)	(.26)	(.34)	32.16	22.04	100,295	2.14		.24		23
2006	20.98	.08	5.86	5.94	—	(.26)	(.26)	26.66	28.49	22,102	2.24		.31		29
2005(d)	20.00	—	.98	.98	—	—	—	20.98	4.90	3	2.26	*	(.23	)*	45

Class I (12/04)(e)
2008	32.54	.28	(1.03)	(.75)	(.67)	(1.46)	(2.13)	29.66	(2.39)	278,649	1.17		.89		48
2007	26.95	.39	5.82	6.21	(.36)	(.26)	(.62)	32.54	23.30	161,284	1.14		1.28		23
2006	21.09	.31	5.93	6.24	(.12)	(.26)	(.38)	26.95	29.80	37,393	1.24		1.22		29
2005(d)	20.00	.11	.98	1.09	—	—	—	21.09	5.45	2,102	1.24	*	.77	*	45

*	Annualized.

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2008 are 1.41%, 2.16%, 2.16%, and 1.17% for classes A, B, C and I, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2008 are .64%, (.10%), (.10%), and .89% for classes A, B, C and I, respectively.

(d)	For the period December 9, 2004 (commencement of operations) through June 30, 2005.

(e)	Effective May 1, 2008, Class R shares were renamed Class I shares.

Section 5    Financial Highlights

44

Section 6    Glossary of Investment Terms

•

American Depositary Receipts (“ADRs”): Certificates issued by an U.S. depositary bank that represent a bank’s holdings of a stated number of shares of a non-U.S. company. ADRs are typically bought and sold in the same manner as U.S. securities (although investors can also purchase the non-U.S. securities overseas and convert them to ADRs, and likewise can convert an ADR to its underlying non-U.S. security and sell it overseas) and are priced in U.S. dollars. ADRs carry most of the risks of investing directly in non-U.S. equity securities.

•

Derivatives: Financial instruments whose performance is derived from the performance of an underlying asset, security or index. Derivatives involve the trading of rights or obligations based on the underlying product. They are used to hedge risk, to exchange a floating rate of return for fixed rate of return or to gain investment exposure. Derivatives include futures, options and swaps, among other instruments.

•

Futures: A financial contract obligating the buyer to purchase an asset or the seller to sell an asset at a predetermined future date and price. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange.

•	Lipper Large-Cap Value Index: A managed index that represents the average annualized returns of the 30 largest funds in the Lipper Large-Cap Value Funds Category.

•	Lipper Multi-Cap Value Index: A managed index that represents the average annualized returns of the largest 30 funds in the Lipper Multi-Cap Value Category.

•	Lipper Peer Group: The Lipper Peer Group returns reflect the performance of select funds in particular Lipper categories.

•	Lipper Small-Cap Value Index: A managed index that represents the average annualized returns of the 30 largest funds in the Lipper Small-Cap Value Category.

•

Options: An investment that gives the buyer the right to buy or to sell shares of a specified stock at a specified price on or before a given date. There are also options on currencies and other financial assets.

•	Russell 1000® Index: A widely used benchmark for large-cap stock performance. As of September 30, 2008, the market capitalizations in the index ranged from $45 million to $410.3 billion.

•	Russell 2000® Index: An index that measures the performance of small companies. As of September 30, 2008, the market capitalizations in the index ranged from $28 million to $3.8 billion.

Section 6    Glossary

45

•	Russell 2500TM Index: A widely used benchmark for small to mid-cap stock performance. As of September 30, 2008, the market capitalizations in the index ranged from $28 million to $6.8 billion.

•

Russell 1000® Value Index: A market capitalization-weighted index of those firms in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. As of September 30, 2008, the market capitalizations in the index ranged from $45 million to $410.3 billion.

•	Russell 2000® Value Index: An index that measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

•	Russell 2500TM Value Index: An index that measures the performance of those firms in the Russell 2500™Index with lower price-to-book ratios and lower forecasted growth values.

•

Russell 3000® Value Index: A market capitalization-weighted index of those firms in the Russell 3000® Index with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value Index or the Russell 2000® Value Index.

•	S&P 500 Index: An index that tracks the 500 leading companies in the leading industries in the U.S. economy.

•

Standard & Poor’s SmallCap 600 Index: An index that measures the performance of small companies. As of September 30, 2008, the market capitalizations in the index ranged from $41 million to $3.0 billion.

•	Swaps: A financial contract between two parties to exchange a set of payments that one party owns for a set of payments owned by the other party.

Section 6    Glossary

46

Nuveen Investments Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by category.

Global/International

Nuveen Symphony International Equity Fund

Nuveen Tradewinds International Value Fund

Nuveen Tradewinds Global All-Cap Fund

Nuveen Tradewinds Global Resources Fund

Value

Nuveen Multi-Manager Large-Cap Value Fund

Nuveen NWQ Large-Cap Value Fund

Nuveen NWQ Multi-Cap Value Fund

Nuveen NWQ Small-Cap Value Fund

Nuveen NWQ Small/Mid-Cap Value Fund

Nuveen Symphony Large-Cap Value Fund

Nuveen Tradewinds Value Opportunities Fund

Growth

Nuveen Rittenhouse Growth Fund

Nuveen Santa Barbara Growth Fund

Nuveen Santa Barbara Growth Opportunities Fund

Core

Nuveen Santa Barbara Dividend Growth Fund

Nuveen Symphony Optimized Alpha Fund

Quantitative/Enhanced

Nuveen Enhanced Core Equity Fund

Nuveen Enhanced Mid-Cap Fund

Asset Allocation

Nuveen Growth Allocation Fund

Nuveen Moderate Allocation Fund

Nuveen Conservative Allocation Fund

Taxable Fixed Income

Nuveen High Yield Bond Fund

Nuveen Preferred Securities Fund

Nuveen Multi-Strategy Income Fund

Nuveen Short Duration Bond Fund

Municipal Bond

National Funds

Nuveen High Yield Municipal Bond Fund

Nuveen All-American Municipal Bond Fund

Nuveen Insured Municipal Bond Fund

Nuveen Intermediate Duration Municipal Bond Fund

Nuveen Limited Term Municipal Bond Fund

State Funds

Arizona	Louisiana	North Carolina
California[1]	Maryland	Ohio
Colorado	Massachusetts[2]	Pennsylvania
Connecticut	Michigan	Tennessee
Florida Preference	Missouri	Virginia
Georgia	New Jersey	Wisconsin
Kansas	New Mexico
Kentucky	New York[2]

Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen, NAM, ICAP, HydePark, NWQ, Symphony and Tradewinds. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds’ investments is available in the annual and semi-annual reports to shareholders. In the funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year. The funds’ most recent Statement of Additional Information, annual and semi-annual reports and certain other information are available free of charge by calling Nuveen at (800)257-8787, on the funds’ website at www.nuveen.com or through your financial advisor. Shareholders may call the toll free number above with any inquiries.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The funds are series of Nuveen Investment Trust, whose Investment Company Act file number is 811-07619.

1.	Long-term, insured long-term and high yield portfolios.
2.	Long-term and insured long-term portfolios.

MPR-NWQ-1008D NA

Nuveen Investments

Asset Allocation Funds

PROSPECTUS    OCTOBER 31, 2008

For investors seeking attractive long-term total return.

Nuveen Growth Allocation Fund

Nuveen Moderate Allocation Fund

Nuveen Conservative Allocation Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Section 1 The Funds
This section provides you with an overview of the funds, including the investment objectives, risk factors, expense information and historical performance information.

Introduction	1

Nuveen Growth Allocation Fund	2

Nuveen Moderate Allocation Fund	6

Nuveen Conservative Allocation Fund	10

Section 2 How We Manage Your Money
This section gives you a detailed discussion of our investment and risk management strategies.

Who Manages the Funds	14

What Types of Securities We Invest In	15

How We Select Investments	17

What the Risks Are	18

Section 3 How You Can Buy and Sell Shares
This section provides the information you need to move money into or out of your account.

What Share Classes We Offer	23

How to Reduce Your Sales Charge	25

How to Buy Shares	26

Special Services	27

How to Sell Shares	29

Section 4 General Information
This section summarizes the funds’ distribution policies and other general fund information.

Dividends, Distributions and Taxes	31

Distribution and Service Plans	33

Net Asset Value	34

Frequent Trading	35

Fund Service Providers	37

Section 5 Financial Highlights
This section provides the funds’ financial performance.	38

Section 6 Glossary of Investment Terms
This section provides definitions for certain terms in the prospectus.	41

Appendix A Underlying Funds	43

October 31, 2008

Section 1    The Funds

Nuveen Growth Allocation Fund

Nuveen Moderate Allocation Fund

Nuveen Conservative Allocation Fund

This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.

NOT FDIC OR GOVERNMENT INSUREDMAY LOSE VALUENO BANK GUARANTEE

Section 1    The Funds

1

Nuveen Growth Allocation Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide attractive long-term total return. The fund pursues this objective with a growth risk profile.

How the Fund Pursues Its Objective

The fund is a “fund of funds” that invests principally in shares of other registered investment companies, including open-end mutual funds and exchange-traded funds (the “Underlying Funds”). The fund’s investments are focused in the Underlying Funds, so the fund’s investment performance is directly related to the performance of the Underlying Funds.

Nuveen Asset Management (“NAM”), the fund’s investment adviser, has selected Nuveen Investment Solutions, Inc. (“NIS”) to serve as sub-adviser to the fund. NIS allocates the fund’s assets among broad asset classes by investing in a combination of the Underlying Funds. The Underlying Funds, in turn, invest in a variety of U.S. and non-U.S. equity and fixed income securities. The fund will have a strategic allocation between equity and fixed income investments that correlates with the fund’s risk profile. NIS will adjust portfolio allocations from time to time consistent with the fund’s risk profile in its effort to produce performance consistent with its investment objective.

The fund invests principally in Underlying Funds within the Nuveen family of funds (the “Nuveen Underlying Funds”). The list set forth in Appendix A to this prospectus represents those Underlying Funds that are currently available for investment by the fund. With NAM’s approval, NIS may add to the list of potential Underlying Funds without prior approval of or prior notice to shareholders.

What Are the Risks of Investing in the Fund?

Because the fund’s assets are invested primarily in shares of the Underlying Funds, the fund’s investment performance and risks are directly related to the investment performance and risks of the Underlying Funds. An investment in the Underlying Funds involves risk, and the fund could lose money on its investment in the Underlying Funds. There can be no assurance that the Underlying Funds will achieve their investment objectives. The fund and the Underlying Funds have operating expenses, and you will bear not only your share of the fund’s expenses, but also the fund’s proportional share of the expenses of the Underlying Funds. In selecting among the Underlying Funds, NIS is subject to potential conflicts of interest when allocating (i) between Nuveen Underlying Funds, which pay management fees to affiliates of NIS, and non-Nuveen Underlying Funds, which do not, and (ii) among Nuveen Underlying Funds, as management fees are higher for some Nuveen Underlying Funds than others; however, NIS seeks to allocate among those Nuveen Underlying Funds (when available) that best satisfy the fund’s strategic allocation among asset classes consistent with the fund’s risk profile.

In summarizing the risks of the Underlying Funds below, the fund has organized the discussion into those risks typically associated with Underlying Funds that invest in equity securities (“Equity Funds”), those risks typically associated with Underlying Funds that invest in fixed income securities (“Fixed Income Funds”) and those risks generally associated with both types of Underlying Funds. The risks associated with either Equity Funds or Fixed Income Funds will have a greater or lesser impact on the risk associated with investment in the fund depending on the extent to which the fund invests in the asset class represented by such Funds.

To the extent that the returns of certain Underlying Funds are uncorrelated, the risks assumed when investing in such Underlying Funds may not be cumulative. NIS’s asset allocation strategy seeks to take advantage of this dynamic to optimize the return of the fund relative to the fund’s risk profile.

Equity Funds

Equity Market Risk—Equity market risk is the risk that market values of equity securities owned by the Underlying Funds will fall in value. The value of equity securities will rise and fall in response to the activities of the companies that issued them, general market conditions and/or economic conditions. These risks are greater for lower market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Style-Specific Risk—Different types of equity securities tend to shift in and out of favor depending on market and economic conditions. Underlying Funds that emphasize a growth style of investing often seek companies experiencing high rates of current growth; such companies may be more volatile than other types of investments. Underlying Funds that emphasize a value style of investing often seek undervalued companies with characteristics for improved valuations; such companies are subject to the risk that the valuations never improve.

Sector Risk—Most of the Underlying Funds do not concentrate their investments in specific economic sectors, although some may from time to time emphasize certain sectors over others. Certain other Underlying Funds do concentrate their investments in specific economic sectors. To the extent an Underlying Fund invests a significant portion of its assets in equity securities of companies in the same economic sector, such Underlying Fund is more susceptible to economic, political, regulatory and other occurrences influencing that sector.

Fixed Income Funds

Bond Market Risk—Market risk is the risk that the market values of bonds owned by an Underlying Fund

Section 1    The Funds

2

will decline, at times sharply and unpredictably. Market values of bonds are affected by a number of different factors, including changes in interest rates, the credit quality of bond issuers, and general economic and market conditions. Lower-quality bonds may suffer larger price declines and more volatility than higher-quality bonds in response to negative issuer-specific developments or general economic news.

Interest Rate Risk—Interest rate risk is the risk that interest rates will rise, causing bond prices and an Underlying Fund’s value to fall.

Credit Risk—Credit risk is the risk that a bond issuer will default or be unable to pay principal and interest when due; lower rated bonds generally carry greater credit risk.

Equity and Fixed Income Funds

Non-U.S. Risk—The Underlying Funds that invest in non-U.S. securities are exposed to the risk that non-U.S. securities will be more volatile than U.S. securities due to such factors as adverse economic, political, social or regulatory developments in a country, including government seizure of assets, excessive taxation, limitations on the use or transfer of assets, the lack of liquidity or regulatory controls or differing legal and/or accounting standards. Emerging markets are generally more volatile than countries with more mature economies.

Currency Risk—The Underlying Funds that invest in non-U.S. securities are exposed to the risk that changes in currency exchange rates may affect an Underlying Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale by an Underlying Fund of non-U.S. securities.

Non-Diversification Risk—Certain Underlying Funds are classified as non-diversified funds, which means that they may invest a greater portion of their assets in a more limited number of issuers than diversified funds. As a result, such Underlying Funds may be subject to greater risk than diversified funds.

As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

This fund may be right for you if you are seeking:

•	long-term total return;

•	diversification across broad asset classes, including exposure to both U.S. and non-U.S. securities; or

•	to meet long-term financial goals.

You should not invest in this fund if you are:

•	unwilling to accept share price fluctuations, including the possibility of price declines;

•	unwilling to accept the risks associated with investing in non-U.S. securities; or

•	investing to meet short-term financial goals.

How the Fund Has Performed

The chart and table that follow illustrate annual fund calendar year returns for each of the past three years as well as average annual fund and index returns for the one-year and since inception periods ended December 31, 2007. This information is intended to help you assess the variability of fund returns (and, consequently, the potential rewards and risks of a fund investment). The information also shows how the fund’s performance compares with the returns of broad measures of market performance and a peer group of funds with similar investment objectives.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, R3 and I shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance. Effective August 1, 2008, the fund, pursuant to shareholder approval, (a) made a slight change to its investment objective, (b) made significant changes to its investment strategy, including the adoption of its current “fund of funds” structure and the addition of a fixed-income component to the fund’s formerly all-equity investment program, and (c) changed its sub-adviser. Therefore, the fund’s total returns for periods prior to August, 1, 2008, are not indicative of the performance that the fund, as currently managed, would have generated.

Total Returns1

Section 1    The Funds

3

Nuveen Growth Allocation Fund (continued)

During the three-year period ended December 31, 2007, the highest and lowest quarterly returns were 7.42% and –3.61%, respectively, for the quarters ended December 31, 2006 and December 31, 2007. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.

	Average Annual Total Returns for the Periods Ended December 31, 2007
Class	1 Year	Since Inception (December 9, 2004)
Class A (Offer)	–1.22%	9.73%
Class B	0.08%	10.24%
Class C	4.02%	11.06%
Class R3[2]	4.47%	11.57%
Class I3	5.04%	12.15%
Class A (Offer) Returns:
After Taxes on Distributions	–2.78%	8.90%
After Taxes on Distributions and Sale of Shares	–0.34%	8.06%
Lipper Peer Group[4]	8.20%	13.49%
Growth Allocation Composite[4]	5.59%	8.27%
S&P 500 Index[4]	5.49%	9.15%
Lehman Brothers U.S. Aggregate Bond Index[4]	6.96%	4.56%
Citigroup 3-Month U.S. Treasury Bill Index[4]	4.74%	4.16%

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses5

Paid Directly From Your Investment

Share Class	A		B		C		R3[2]	I3
Maximum Sales Charge Imposed on Purchases	5.75%	[6]	None		None		None	None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None		None	None

Exchange Fees	None		None		None		None	None

Deferred Sales Charge[7]	None	[8]	5%	[9]	1%	[10]	None	None

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A	B	C	R3[2]	I3
Management Fees[11]	0.15%	0.15%	0.15%	0.15%	0.15%

12b-1 Distribution and Service Fees[12]	0.25%	1.00%	1.00%	0.50%	—

Other Expenses[11]	0.47%	0.47%	0.47%	0.47%	0.47%

Underlying Fund Fees and Expenses[13]	0.71%	0.71%	0.71%	0.71%	0.71%

Total Annual Fund Operating Expenses—Gross[11],14	1.58%	2.33%	2.33%	1.83%	1.33%

Fee Waivers and Expense Reimbursements[11]	(0.22%)	(0.22%)	(0.22%)	(0.22%)	(0.22%)

Total Annual Fund Operating Expenses—Net[11]	1.36%	2.11%	2.11%	1.61%	1.11%

The following example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that Total Annual Fund Operating Expenses—Net are 0.40% through October 31, 2011 and 0.62% after October 31, 2011 (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, Underlying Fund fees and expenses and extraordinary expenses). Your actual returns and costs may be higher or lower.

	Redemption					No Redemption
Share Class	A	B	C	R3[2]	I3	A	B	C	R3[2]	I3
1 Year	$706	$614	$214	$164	$113	$706	$214	$214	$164	$113

3 Years	$981	$961	$661	$508	$353	$981	$661	$661	$508	$353

5 Years	$1,324	$1,282	$1,182	$925	$662	$1,324	$1,182	$1,182	$925	$662

10 Years	$2,289	$2,424	$2,612	$2,090	$1,540	$2,289	$2,424	$2,612	$2,090	$1,540

1.	Class A, B, C and I total returns reflect actual performance for all periods; Class R3 total returns reflect Class I performance adjusted for the difference in fees between the classes. The Class A year-to-date return on net asset value as of September 30, 2008 was –18.72%.
2.	Class R3 shares may be purchased only by qualified investors. See “How You Can Buy and Sell Shares.”
3.	Class I shares, formerly named Class R shares, may be purchased only under limited circumstances, or by specified classes of investors. See “How You Can Buy and Sell Shares.”
4.	Returns assume reinvestment of dividends, but do not include any brokerage commissions, sales charges or other fees (except management fees in the case of the Lipper Peer Group). You cannot invest directly in an index or the Lipper Peer Group. The Lipper Peer Group for the fund is the Lipper Global Multi-Cap Core Index. See “Glossary of Investment Terms” for information regarding the indices and the Lipper Peer Group.

Section 1    The Funds

4

5.	As a percentage of offering price unless otherwise noted. Financial intermediaries may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
6.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
7.	As a percentage of the lesser of purchase price or redemption proceeds.
8.	Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 12 months of purchase. See “How You Can Buy and Sell Shares.”
9.	Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year. Class B shares may be purchased only under limited circumstances. See “How You Can Buy and Sell Shares.”
10.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
11.	Management Fees, Other Expenses, Fee Waivers and Expense Reimbursements, and Total Annual Fund Operating Expenses have been restated to reflect current expenses as if such expenses had been in effect during the previous fiscal year. The information has been restated to better reflect anticipated expenses of the fund.
12.	Long-term holders of Class B, C and R3 shares may pay more in Rule 12b-1 fees and CDSCs (Class B and C shares only) than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.
13.	In addition to its operating expenses, the fund indirectly pays its pro-rata share of the expenses incurred by the Underlying Funds. “Underlying Fund Fees and Expenses” is an estimated annualized expense ratio of the Underlying Funds based upon: (i) the fund’s total market value in each of the Underlying Funds as of September 30, 2008; and (ii) the historical expense ratios of the Underlying Funds based upon their most recent fiscal period, which reflect fee waivers and expense reimbursements from the investment adviser to certain Underlying Funds. The actual indirect expenses incurred by a shareholder will vary based upon the fund’s actual allocation of its assets to the various Underlying Funds and the actual expenses of the Underlying Funds. Certain Underlying Funds are subject to expense limitations that are in effect for varying periods or that may be terminated at any time by the investment adviser of such Underlying Funds. The fund only invests in shares of the Underlying Funds that do not incur sales loads or Rule 12b-1 fees. The total annual operating expenses (after fee waivers and expense reimbursements from the investment adviser to certain Underlying Funds) for shares of the Underlying Funds in which the fund intends to invest range from 0.20% to 1.34% of average daily net assets.
14.	The investment adviser has agreed to waive fees and reimburse expenses through October 31, 2011 so that Total Annual Fund Operating Expenses—Net (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, Underlying Fund fees and expenses, and extraordinary expenses) do not exceed 0.40% of the average daily net assets of any class of fund shares.

Section 1    The Funds

5

Nuveen Moderate Allocation Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide attractive long-term total return with a moderate risk profile.

How the Fund Pursues Its Objective

The fund is a “fund of funds” that invests principally in shares of other registered investment companies, including open-end mutual funds and exchange-traded funds (the “Underlying Funds”). The fund’s investments are focused in the Underlying Funds, so the fund’s investment performance is directly related to the performance of the Underlying Funds.

Nuveen Asset Management (“NAM”), the fund’s investment adviser, has selected Nuveen Investment Solutions, Inc. (“NIS”) to serve as sub-adviser to the fund. NIS allocates the fund’s assets among broad asset classes by investing in a combination of the Underlying Funds. The Underlying Funds, in turn, invest in a variety of U.S. and non-U.S. equity and fixed income securities. The fund will have a strategic allocation between equity and fixed income investments that correlates with the fund’s risk profile. NIS will adjust portfolio allocations from time to time consistent with the fund’s risk profile in its effort to produce performance consistent with its investment objective.

The fund invests principally in Underlying Funds within the Nuveen family of funds (the “Nuveen Underlying Funds”). The list set forth in Appendix A to this prospectus represents those Underlying Funds that are currently available for investment by the fund. With NAM’s approval, NIS may add to the list of potential Underlying Funds without prior approval of or prior notice to shareholders.

What Are the Risks of Investing in the Fund?

Because the fund’s assets are invested primarily in shares of the Underlying Funds, the fund’s investment performance and risks are directly related to the investment performance and risks of the Underlying Funds. An investment in the Underlying Funds involves risk, and the fund could lose money on its investment in the Underlying Funds. There can be no assurance that the Underlying Funds will achieve their investment objectives. The fund and the Underlying Funds have operating expenses, and you will bear not only your share of the fund’s expenses, but also the fund’s proportional share of the expenses of the Underlying Funds. In selecting among the Underlying Funds, NIS is subject to potential conflicts of interest when allocating (i) between Nuveen Underlying Funds, which pay management fees to affiliates of NIS, and non-Nuveen Underlying Funds, which do not, and (ii) among Nuveen Underlying Funds, as management fees are higher for some Nuveen Underlying Funds than others; however, NIS seeks to allocate among those Nuveen Underlying Funds (when available) that best satisfy the fund’s strategic allocation among asset classes consistent with the fund’s risk profile.

In summarizing the risks of the Underlying Funds below, the fund has organized the discussion into those risks typically associated with Underlying Funds that invest in equity securities (“Equity Funds”), those risks typically associated with Underlying Funds that invest in fixed income securities (“Fixed Income Funds”) and those risks generally associated with both types of Underlying Funds. The risks associated with either Equity Funds or Fixed Income Funds will have a greater or lesser impact on the risk associated with investment in the fund depending on the extent to which the fund invests in the asset class represented by such Funds.

To the extent that the returns of certain Underlying Funds are uncorrelated, the risks assumed when investing in such Underlying Funds may not be cumulative. NIS’s asset allocation strategy seeks to take advantage of this dynamic to optimize the return of the fund relative to the fund’s risk profile.

Equity Funds

Equity Market Risk—Equity market risk is the risk that market values of equity securities owned by the Underlying Funds will fall in value. The value of equity securities will rise and fall in response to the activities of the companies that issued them, general market conditions and/or economic conditions. These risks are greater for lower market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Style-Specific Risk—Different types of equity securities tend to shift in and out of favor depending on market and economic conditions. Underlying Funds that emphasize a growth style of investing often seek companies experiencing high rates of current growth; such companies may be more volatile than other types of investments. Underlying Funds that emphasize a value style of investing often seek undervalued companies with characteristics for improved valuations; such companies are subject to the risk that the valuations never improve.

Sector Risk—Most of the Underlying Funds do not concentrate their investments in specific economic sectors, although some may from time to time emphasize certain sectors over others. Certain other Underlying Funds do concentrate their investments in specific economic sectors. To the extent an Underlying Fund invests a significant portion of its assets in equity securities of companies in the same economic sector, such Underlying Fund is more susceptible to economic, political, regulatory and other occurrences influencing that sector.

Fixed Income Funds

Bond Market Risk—Market risk is the risk that the market values of bonds owned by an Underlying Fund

Section 1    The Funds

6

will decline, at times sharply and unpredictably. Market values of bonds are affected by a number of different factors, including changes in interest rates, the credit quality of bond issuers, and general economic and market conditions. Lower-quality bonds may suffer larger price declines and more volatility than higher-quality bonds in response to negative issuer-specific developments or general economic news.

Interest Rate Risk—Interest rate risk is the risk that interest rates will rise, causing bond prices and an Underlying Fund’s value to fall.

Credit Risk—Credit risk is the risk that a bond issuer will default or be unable to pay principal and interest when due; lower rated bonds generally carry greater credit risk.

Equity and Fixed Income Funds

Non-U.S. Risk—The Underlying Funds that invest in non-U.S. securities are exposed to the risk that non-U.S. securities will be more volatile than U.S. securities due to such factors as adverse economic, political, social or regulatory developments in a country, including government seizure of assets, excessive taxation, limitations on the use or transfer of assets, the lack of liquidity or regulatory controls or differing legal and/or accounting standards. Emerging markets are generally more volatile than countries with more mature economies.

Currency Risk—The Underlying Funds that invest in non-U.S. securities are exposed to the risk that changes in currency exchange rates may affect an Underlying Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale by an Underlying Fund of non-U.S. securities.

Non-Diversification Risk—Certain Underlying Funds are classified as non-diversified funds, which means that they may invest a greater portion of their assets in a more limited number of issuers than diversified funds. As a result, such Underlying Funds may be subject to greater risk than diversified funds.

As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

This fund may be right for you if you are seeking:

•	long-term total return;

•	diversification across broad asset classes, including exposure to both U.S. and non-U.S. securities; or

•	to meet long-term financial goals.

You should not invest in this fund if you are:

•	unwilling to accept share price fluctuations, including the possibility of price declines;

•	unwilling to accept the risks associated with investing in non-U.S. securities; or

•	investing to meet short-term financial goals.

How the Fund Has Performed

The chart and table that follow illustrate annual fund calendar year returns for each of the past ten years as well as average annual fund and index returns for the one-year, five-year and ten-year periods ended December 31, 2007. This information is intended to help you assess the variability of fund returns (and, consequently, the potential rewards and risks of a fund investment). The information also shows how the fund’s performance compares with the returns of broad measures of market performance and a peer group of funds with similar investment objectives.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, R3 and I shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance. Effective August 1, 2008, the fund, pursuant to shareholder approval, (a) made a slight change to its investment objective, (b) made significant changes to its investment strategy, including the adoption of its current “fund of funds” structure, and (c) changed its sub-adviser. Therefore, the fund’s total returns for periods prior to August 1, 2008, are not indicative of the performance that the fund, as currently managed, would have generated.

Total Returns1

Section 1    The Funds

7

Nuveen Moderate Allocation Fund (continued)

During the ten-year period ended December 31, 2007, the highest and lowest quarterly returns were 10.21% and –11.31%, respectively, for the quarters ended December 31, 1998 and September 30, 2002. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.

	Average Annual Total Returns for the Periods Ended December 31, 2007

Class	1 Year	5 Year	10 Year
Class A (Offer)	0.33%	8.83%	5.77%
Class B	1.85%	9.17%	5.76%
Class C	5.65%	9.30%	5.61%
Class R3[2]	6.18%	9.84%	6.13%
Class I3	6.70%	10.40%	6.66%
Class A (Offer) Returns:
After Taxes on Distributions	–1.93%	7.31%	4.08%
After Taxes on Distributions and Sale of Shares	1.76%	7.12%	4.15%
Lipper Peer Group[4]	5.34%	9.56%	5.27%
Moderate Allocation Composite[4]	5.72%	11.01%	5.89%
S&P 500 Index[4]	5.49%	12.83%	5.91%
Lehman Brothers U.S. Aggregate Bond Index[4]	6.96%	4.42%	5.97%
Citigroup 3-Month U.S. Treasury Bill Index[4]	4.74%	2.95%	3.62%

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses5

Paid Directly From Your Investment

Share Class	A		B	C		R3[2]	I3
Maximum Sales Charge Imposed on Purchases	5.75%	[6]	None	None		None	None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None	None		None	None

Exchange Fees	None		None	None		None	None

Deferred Sales Charge[7]	None	[8]	5%[9]	1%	[10]	None	None

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A	B	C	R3[2]	I3
Management Fees[11]	0.15%	0.15%	0.15%	0.15%	0.15%

12b-1 Distribution and Service Fees[12]	0.25%	1.00%	1.00%	0.50%	—

Other Expenses[11]	0.24%	0.24%	0.24%	0.24%	0.24%

Underlying Fund Fees and Expenses[13]	0.65%	0.65%	0.65%	0.65%	0.65%

Total Annual Fund Operating Expenses—Gross[11,14]	1.29%	2.04%	2.04%	1.54%	1.04%

Fee Waivers and Expense Reimbursements[11]	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)

Total Annual Fund Operating Expenses—Net[11]	1.19%	1.94%	1.94%	1.44%	0.94%

The following example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses—Net are 0.29% through October 31, 2011 and 0.39% after October 31, 2011 (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, Underlying Fund fees and expenses and extraordinary expenses). Your actual returns and costs may be higher or lower.

	Redemption					No Redemption
Share Class	A	B	C	R3[2]	I3	A	B	C	R3[2]	I3
1 Year	$689	$597	$197	$147	$96	$689	$197	$197	$147	$96

3 Years	$931	$909	$609	$456	$300	$931	$609	$609	$456	$300

5 Years	$1,213	$1,169	$1,069	$810	$543	$1,213	$1,069	$1,069	$810	$543

10 Years	$2,016	$2,150	$2,343	$1,807	$1,242	$2,016	$2,150	$2,343	$1,807	$1,242

1.	Class A, B, C and I total returns reflect actual performance for all periods; Class R3 total returns reflect Class I performance adjusted for the difference in fees between the classes. The Class A year-to-date return on net asset value as of September 30, 2008 was –14.94%.
2.	Class R3 shares may be purchased only by qualified investors. See “How You Can Buy and Sell Shares.”
3.	Class I shares, formerly named Class R shares, may be purchased only under limited circumstances, or by specified classes of investors. See “How You Can Buy and Sell Shares.”
4.	Returns assume reinvestment of dividends, but do not include any brokerage commissions, sales charges or other fees (except management fees in the case of the Lipper Peer Group). You cannot invest directly in an index or the Lipper Peer Group. The Lipper Peer Group for the fund is the Lipper Mixed-Asset Target Allocation Moderate Index. See “Glossary of Investment Terms” for information regarding the indices and the Lipper Peer Group.

Section 1    The Funds

8

5.	As a percentage of offering price unless otherwise noted. Financial intermediaries may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
6.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
7.	As a percentage of the lesser of purchase price or redemption proceeds.
8.	Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 12 months of purchase. See “How You Can Buy and Sell Shares.”
9.	Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year. Class B shares may be purchased only under limited circumstances. See “How You Can Buy and Sell Shares.”
10.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
11.	Management Fees, Other Expenses, Fee Waivers and Expense Reimbursements, and Total Annual Fund Operating Expenses have been restated to reflect current expenses as if such expenses had been in effect during the previous fiscal year. The information has been restated to better reflect anticipated expenses of the fund.
12.	Long-term holders of Class B, C and R3 shares may pay more in Rule 12b-1 fees and CDSCs (Class B and C shares only) than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.
13.	In addition to its operating expenses, the fund indirectly pays its pro-rata share of the expenses incurred by the Underlying Funds. “Underlying Fund Fees and Expenses” is an estimated annualized expense ratio of the Underlying Funds based upon: (i) the fund’s total market value in each of the Underlying Funds as of September 30, 2008; and (ii) the historical expense ratios of the Underlying Funds based upon their most recent fiscal period, which reflect fee waivers and expense reimbursements from the investment adviser to certain Underlying Funds. The actual indirect expenses incurred by a shareholder will vary based upon the fund’s actual allocation of its assets to the various Underlying Funds and the actual expenses of the Underlying Funds. Certain Underlying Funds are subject to expense limitations that are in effect for varying periods or that may be terminated at any time by the investment adviser of such Underlying Funds. The fund only invests in shares of the Underlying Funds that do not incur sales loads or Rule 12b-1 fees. The total annual operating expenses (after fee waivers and expense reimbursements from the investment adviser to certain Underlying Funds) for shares of the Underlying funds in which the fund intends to invest range from 0.20% to 1.34% of average daily net assets.
14.	The investment adviser has agreed to waive fees and reimburse expenses through October 31, 2011 so that Total Annual Fund Operating Expenses—Net (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, Underlying Fund fees and expenses, and extraordinary expenses) do not exceed 0.29% of the average daily net assets of any class of fund shares.

Section 1    The Funds

9

Nuveen Conservative Allocation Fund

Fund Overview

Investment Objective

The investment objective of the fund is to provide attractive long-term total return with a conservative risk profile.

How the Fund Pursues Its Objective

The fund is a “fund of funds” that invests principally in shares of other registered investment companies, including open-end mutual funds and exchange-traded funds (the “Underlying Funds”). The fund’s investments are focused in the Underlying Funds, so the fund’s investment performance is directly related to the performance of the Underlying Funds.

Nuveen Asset Management (“NAM”), the fund’s investment adviser, has selected Nuveen Investment Solutions, Inc. (“NIS”) to serve as sub-adviser to the fund. NIS allocates the fund’s assets among broad asset classes by investing in a combination of the Underlying Funds. The Underlying Funds, in turn, invest in a variety of U.S. and non-U.S. equity and fixed income securities. The fund will have a strategic allocation between equity and fixed income investments that correlates with the fund’s risk profile. NIS will adjust portfolio allocations from time to time consistent with the fund’s risk profile in its effort to produce performance consistent with its investment objective.

The fund invests principally in Underlying Funds within the Nuveen family of funds (the “Nuveen Underlying Funds”). The list set forth in Appendix A to this prospectus represents those Underlying Funds that are currently available for investment by the fund. With NAM’s approval, NIS may add to the list of potential Underlying Funds without prior approval of or prior notice to shareholders.

What Are the Risks of Investing in the Fund?

Because the fund’s assets are invested primarily in shares of the Underlying Funds, the fund’s investment performance and risks are directly related to the investment performance and risks of the Underlying Funds. An investment in the Underlying Funds involves risk, and the fund could lose money on its investment in the Underlying Funds. There can be no assurance that the Underlying Funds will achieve their investment objectives. The fund and the Underlying Funds have operating expenses, and you will bear not only your share of the fund’s expenses, but also the fund’s proportional share of the expenses of the Underlying Funds. In selecting among the Underlying Funds, NIS is subject to potential conflicts of interest when allocating (i) between Nuveen Underlying Funds, which pay management fees to affiliates of NIS, and non-Nuveen Underlying Funds, which do not, and (ii) among Nuveen Underlying Funds, as management fees are higher for some Nuveen Underlying Funds than others; however, NIS seeks to allocate among those Nuveen Underlying Funds (when available) that best satisfy the fund’s strategic allocation among asset classes consistent with the fund’s risk profile.

In summarizing the risks of the Underlying Funds below, the fund has organized the discussion into those risks typically associated with Underlying Funds that invest in equity securities (“Equity Funds”), those risks typically associated with Underlying Funds that invest in fixed income securities (“Fixed Income Funds”) and those risks generally associated with both types of Underlying Funds. The risks associated with either Equity Funds or Fixed Income Funds will have a greater or lesser impact on the risk associated with investment in the fund depending on the extent to which the fund invests in the asset class represented by such Funds.

To the extent that the returns of certain Underlying Funds are uncorrelated, the risks assumed when investing in such Underlying Funds may not be cumulative. NIS’s asset allocation strategy seeks to take advantage of this dynamic to optimize the return of the fund relative to the fund’s risk profile.

Equity Funds

Equity Market Risk—Equity market risk is the risk that market values of equity securities owned by the Underlying Funds will fall in value. The value of equity securities will rise and fall in response to the activities of the companies that issued them, general market conditions and/or economic conditions. These risks are greater for lower market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Style-Specific Risk—Different types of equity securities tend to shift in and out of favor depending on market and economic conditions. Underlying Funds that emphasize a growth style of investing often seek companies experiencing high rates of current growth; such companies may be more volatile than other types of investments. Underlying Funds that emphasize a value style of investing often seek undervalued companies with characteristics for improved valuations; such companies are subject to the risk that the valuations never improve.

Sector Risk—Most of the Underlying Funds do not concentrate their investments in specific economic sectors, although some may from time to time emphasize certain sectors over others. Certain other Underlying Funds do concentrate their investments in specific economic sectors. To the extent an Underlying Fund invests a significant portion of its assets in equity securities of companies in the same economic sector, such Underlying Fund is more susceptible to economic, political, regulatory and other occurrences influencing that sector.

Fixed Income Funds

Bond Market Risk—Market risk is the risk that the market values of bonds owned by an Underlying Fund

Section 1    The Funds

10

will decline, at times sharply and unpredictably. Market values of bonds are affected by a number of different factors, including changes in interest rates, the credit quality of bond issuers, and general economic and market conditions. Lower-quality bonds may suffer larger price declines and more volatility than higher-quality bonds in response to negative issuer-specific developments or general economic news.

Interest Rate Risk—Interest rate risk is the risk that interest rates will rise, causing bond prices and an Underlying Fund’s value to fall.

Credit Risk—Credit risk is the risk that a bond issuer will default or be unable to pay principal and interest when due; lower rated bonds generally carry greater credit risk.

Equity and Fixed Income Funds

Non-U.S. Risk—The Underlying Funds that invest in non-U.S. securities are exposed to the risk that non-U.S. securities will be more volatile than U.S. securities due to such factors as adverse economic, political, social or regulatory developments in a country, including government seizure of assets, excessive taxation, limitations on the use or transfer of assets, the lack of liquidity or regulatory controls or differing legal and/or accounting standards. Emerging markets are generally more volatile than countries with more mature economies.

Currency Risk—The Underlying Funds that invest in non-U.S. securities are exposed to the risk that changes in currency exchange rates may affect an Underlying Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale by an Underlying Fund of non-U.S. securities.

Non-Diversification Risk—Certain Underlying Funds are classified as non-diversified funds, which means that they may invest a greater portion of their assets in a more limited number of issuers than diversified funds. As a result, such Underlying Funds may be subject to greater risk than diversified funds.

As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

This fund may be right for you if you are seeking:

•	long-term total return;

•	diversification across broad asset classes, including exposure to both U.S. and non-U.S. securities; or

•	to meet long-term financial goals.

You should not invest in this fund if you are:

•	unwilling to accept share price fluctuations, including the possibility of price declines;

•	unwilling to accept the risks associated with investing in non-U.S. securities; or

•	investing to meet short-term financial goals.

How the Fund Has Performed

The chart and table that follow illustrate annual fund calendar year returns for each of the past ten years as well as average annual fund and index returns for the one-year, five-year and ten-year periods ended December 31, 2007. This information is intended to help you assess the variability of fund returns (and, consequently, the potential rewards and risks of a fund investment). The information also shows how the fund’s performance compares with the returns of broad measures of market performance and a peer group of funds with similar investment objectives.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, I and R3 shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance. Effective July 7, 2008, the fund, pursuant to shareholder approval, (a) made a slight change to its investment objective, (b) made significant changes to its investment strategy, including the adoption of its current “fund of funds” structure, and (c) changed its sub-adviser. Therefore, the fund’s total returns for periods prior to July 7, 2008, are not indicative of the performance that the fund, as currently managed, would have generated.

Total Returns1

Section 1     The Funds

11

Nuveen Conservative Allocation Fund (continued)

During the ten-year period ended December 31, 2007, the highest and lowest quarterly returns were 6.71% and –7.29%, respectively, for the quarters ended December 31, 1998 and September 30, 2002. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.

	Average Annual Total Returns for the Periods Ended December 31, 2007
Class	1 Year	5 Year	10 Year
Class A (Offer)	–2.61%	6.60%	3.79%
Class B	–1.36%	6.92%	3.80%
Class C	2.58%	7.06%	3.63%
Class R3[2]	3.09%	7.61%	4.16%
Class I3	3.61%	8.14%	4.68%
Class A (Offer) Returns:
After Taxes on Distributions	–3.17%	6.34%	3.30%
After Taxes on Distributions and Sale of Shares	–0.42%	5.92%	3.31%
Lipper Peer Group[4]	5.67%	10.17%	5.90%
Conservative Allocation Composite[4]	5.93%	9.67%	5.89%
S&P 500 Index[4]	5.49%	12.83%	5.91%
Lehman Brothers U.S. Aggregate Bond Index[4]	6.96%	4.42%	5.97%
Citigroup 3-Month U.S. Treasury Bill Index[4]	4.74%	2.95%	3.62%

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses5

Paid Directly from your Investment

Share Class	A		B		C		R3[2]	I3
Maximum Sales Charge Imposed on Purchases	5.75%[6]		None		None		None	None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None		None	None

Exchange Fees	None		None		None		None	None

Deferred Sales Charge[7]	None	[8]	5%	[9]	1%	[10]	None	None

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A	B	C	R3[2]	I3
Management Fees[11]	0.15%	0.15%	0.15%	0.15%	0.15%

12b-1 Distribution and Service Fees[12]	0.25%	1.00%	1.00%	0.50%	—

Other Expenses[11]	0.21%	0.21%	0.21%	0.21%	0.21%

Underlying Fund Fees and Expenses[13]	0.60%	0.60%	0.60%	0.60%	0.60%

Total Annual Fund Operating Expenses[11,14]	1.21%	1.96%	1.96%	1.46%	0.96%

The following example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses remain the same. Your actual returns and costs may be higher or lower.

	Redemption					No Redemption
Share Class	A	B	C	R3[2]	I3	A	B	C	R3[2]	I3
1 Year	$691	$599	$199	$149	$98	$691	$199	$199	$149	$98

3 Years	$937	$915	$615	$462	$306	$937	$615	$615	$462	$306

5 Years	$1,202	$1,157	$1,057	$797	$531	$1,202	$1,057	$1,057	$797	$531

10 Years	$1,957	$2,091	$2,285	$1,746	$1,178	$1,957	$2,091	$2,285	$1,746	$1,178

1.	Class A, B, C and I total returns reflect actual performance for all periods; Class R3 total returns reflect Class I performance adjusted for the differences in fees between the classes. The Class A year-to-date return on net asset value as of September 30, 2008 was –11.46%.
2.	Class R3 shares may be purchased only by qualified investors. See “How You Can Buy and Sell Shares.”
3.	Class I shares, formerly named Class R Shares, may be purchased only under limited circumstances, or by specified classes of investors. See “How You Can Buy and Sell Shares.”
4.	Returns assume reinvestment of dividends, but do not include any brokerage commissions, sales charges or other fees (except management fees in the case of the Lipper Peer Group). You cannot invest directly in an index or the Lipper Peer Group. The Lipper Peer Group for the fund is the Lipper Mixed-Asset Target Allocation Conservative Index. See “Glossary of Investment Terms” for information regarding the indices and the Lipper Peer Group.
5.	As a percentage of offering price unless otherwise noted. Financial intermediaries may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
6.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
7.	As a percentage of the lesser of purchase price or redemption proceeds.
8.	Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 12 months of purchase. See “How You Can Buy and Sell Shares.”

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9.	Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year. Class B shares may be purchased only under limited circumstances. See “How You Can Buy and Sell Shares.”
10.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
11.	Management Fees, Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current expenses as if such expenses had been in effect during the previous fiscal year. The information has been restated to better reflect anticipated expenses of the fund.
12.	Long-term holders of Class B, C and R3 shares may pay more in Rule 12b-1 fees and CDSCs (Class B and C shares only) than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.
13.	In addition to its operating expenses, the fund indirectly pays its pro-rata share of the expenses incurred by the Underlying Funds. “Underlying Fund Fees and Expenses” is an estimated annualized expense ratio of the Underlying Funds based upon: (i) the fund’s total market value in each of the Underlying Funds as of September 30, 2008; and (ii) the historical expense ratios of the Underlying Funds based upon their most recent fiscal period, which reflect fee waivers and expense reimbursements from the investment adviser to certain Underlying Funds. The actual indirect expenses incurred by a shareholder will vary based upon the fund’s actual allocation of its assets to the various Underlying Funds and the actual expenses of the Underlying Funds. Certain Underlying Funds are subject to expense limitations that are in effect for varying periods or that may be terminated at any time by the investment adviser of such Underlying Funds. The fund only invests in shares of the Underlying Funds that do not incur sales loads or Rule 12b-1 fees. The total annual operating expenses (after fee waivers and expense reimbursements from the investment adviser to certain Underlying Funds) for shares of the Underlying Funds in which the fund intends to invest range from 0.20% to 1.34% of average daily net assets.
14.	The investment adviser has agreed to waive fees and reimburse expenses through October 31, 2011 so that Total Annual Fund Operating Expenses—Net (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, Underlying Fund fees and expenses, and extraordinary expenses) do not exceed 0.37% of the average daily net assets of any class of fund shares.

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Section 2    How We Manage Your Money

To help you better understand the funds, this section includes a detailed discussion of the funds’ investment and risk management strategies. For a more complete discussion of these matters, please see the Statement of Additional Information, which is available by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com.

Nuveen Asset Management (“NAM”), the funds’ investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. NAM has overall responsibility for management of the funds. NAM oversees the management of the funds’ portfolios, manages the funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. NAM is located at 333 West Wacker Drive, Chicago, IL 60606. NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen Investments”).

On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois. The investor group includes affiliates of Merrill Lynch & Co., Inc. (“Merrill Lynch”). In connection with the transaction, Merrill Lynch became an indirect “affiliated person” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the funds. As a result, the funds are generally prohibited from entering into principal transactions with Merrill Lynch and certain of its affiliates, and are subject to other limitations in transacting with Merrill Lynch. NAM and the funds do not believe that any such prohibition or limitations will have a materially adverse effect on the funds’ ability to pursue their investment objectives and policies.

NAM has selected Nuveen Investment Solutions, Inc. (“NIS”) (formerly, Richards & Tierney, Inc.), 111 West Jackson Boulevard, Suite 1411, Chicago, Illinois, 60604, an affiliate of NAM, to serve as sub-adviser to the funds. NIS is an investment consulting firm that provides sophisticated investment analysis services to large institutional clients. NIS manages the investment of the funds’ assets on a discretionary basis, subject to the supervision of NAM. Thomas M. Richards, CFA, and James A. Colon, CFA, serve as portfolio managers of the funds.

•

Mr. Richards, Senior Managing Director and Portfolio Manager, provides leadership in the application of asset allocation, asset liability modeling, manager structuring, alternative investment research and risk management methods to NIS’s institutional investment clients. He has published a variety of articles in pension finance literature and has been a frequent speaker at investment conferences and seminars. He is a co-author of the chapter on Performance Evaluation in the textbook Managing Investment Portfolios. Mr. Richards serves on the Board of Trustees of the Research Foundation of the CFA Institute.

•

Mr. Colon, Portfolio Manager, has managed the quantitative analysis underlying NIS’s asset allocation, asset liability modeling, manager structuring, alternative investment research and risk management methods

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since joining NIS in 2006. Prior to joining NIS, he was a consultant with Consulting Services Support Corporation from 2000 to 2006.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the funds is provided in the Statement of Additional Information. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com/MF/resources/eReports.aspx.

At such time as the funds receive an exemptive order permitting them to do so, or as otherwise permitted by the 1940 Act or the rules thereunder, the funds may, without obtaining approval of shareholders, retain an unaffiliated sub-adviser to perform some or all of the portfolio management functions on behalf of the funds.

Management Fee

Effective July 7, 2008, for the Conservative Allocation Fund and August 1, 2008, for the Growth Allocation Fund and the Moderate Allocation Fund, each fund adopted a new “fund of funds” investment strategy and a revised management fee schedule. The new management fee for each fund, payable monthly, is 0.15% of the average daily net assets of the fund. NAM has agreed to waive fees and reimburse expenses through October 31, 2011 so that total annual operating expenses (excluding 12b-1 service and distribution fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, Underlying Fund fees and expenses, and extraordinary expenses) do not exceed 0.40%, 0.29% and 0.37% of the average daily net assets of any class of shares of the Growth Allocation Fund, the Moderate Allocation Fund and the Conservative Allocation Fund, respectively.

You should note that because the funds invest in Underlying Funds, you pay not only the pro rata share of the operating expenses of the funds, but also a portion of similar expenses of the Underlying Funds, including management fees. An investor in a fund therefore will indirectly pay higher expenses than if the Underlying Fund shares were owned directly. You may also receive taxable capital gains distributions to a greater extent than if the Underlying Funds were owned directly.

The management fees paid for the funds’ most recent fiscal year reflect the funds’ management fee schedules prior to the adoption of the funds’ new investment strategy. For the fiscal year ended June 30, 2008, NAM received management fees, as a percentage of average daily net assets, of 0.63% from the Growth Allocation Fund, 0.64% from the Moderate Allocation Fund, and 0.68% from the Conservative Allocation Fund (net of fee waivers and expense reimbursements, where applicable).

Information regarding the Board of Trustees’ approval of investment advisory contracts is available in the funds’ annual report for the fiscal year ended June 30, 2008.

Each fund’s investment objective may not be changed without shareholder approval. The funds’ investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

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Other Investment Companies

The funds invest principally in other investment companies, including open-end funds and exchange-traded funds (“ETFs”). As a stockholder in an investment company, each fund will bear its ratable share of that investment company’s expenses, and would remain subject to payment of the fund’s advisory and administrative fees with respect to assets so invested. Shareholders are subject to duplicative expenses to the extent a fund invests in other investment companies.

The funds invest principally in Nuveen Underlying Funds. It is anticipated that Nuveen Underlying Funds will at all times represent a significant portion of each fund’s investments. The funds may also invest in ETFs in excess of the limits imposed under the 1940 Act pursuant to exemptive orders obtained by certain ETFs and their sponsors from the Securities and Exchange Commission. An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index, including industry, sector, country and region indexes. ETFs trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset value. An ETF may not replicate exactly the performance of the index it seeks to track for a number of reasons, including transaction costs incurred by the ETF. ETFs incur fees and expenses, such as operating expenses, licensing fees, trustee fees and marketing expenses, which are borne proportionately by ETF shareholders, such as a fund. The funds will also incur brokerage costs when purchasing and selling shares of ETFs. When new asset classes become available through the Nuveen Mutual Funds, a Nuveen Underlying Fund will typically replace ETFs used in the funds.

The list set forth in Appendix A to this prospectus represents those Underlying Funds that are currently available for investment by the funds. With NAM’s approval, NIS may add to the list of potential Underlying Funds without prior approval of or prior notice to shareholders.

Cash Equivalents and Short-Term Fixed Income Securities

Normally, the funds will invest substantially all of their assets to meet their investment objectives. The funds may invest the remainder of their assets in securities with maturities of less than one year or cash equivalents or they may hold cash. For temporary defensive purposes, including during periods of high cash inflows, the funds may depart from their principal investment strategies and invest part or all of their assets in these securities or they may hold cash. During such periods, the funds may not be able to achieve their investment objectives.

Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio holdings is available in the funds’ Statement of Additional Information. Certain portfolio holdings information for each fund is available on the funds’ website—www.nuveen.com—by clicking the “Individual Investors—Mutual Funds” section of the home page and following the applicable link for a fund in the “Find A Fund” section. By following these links, you can obtain a list of each fund’s top ten holdings as of the end of the most recent month. A complete list of portfolio holdings information is generally made available on the funds’ website following the end of each month with an approximately one-month lag. This information will remain available on the funds’ website until the funds file with the Securities and Exchange Commission their annual, semiannual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.

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NIS seeks an allocation among asset classes that it believes will produce the highest expected return given each fund’s risk profile. Each fund’s asset allocation is developed from the expected risk and return characteristics of each asset class and the relationships (correlations) between them. Given a fund’s asset allocation, NIS selects Underlying Funds that NIS believes will give that fund the best opportunity to produce consistent returns in excess of its respective Allocation Composite. NIS reviews each fund’s asset allocation and the Underlying Funds selected to implement the asset allocation periodically and modifies them as appropriate.

The funds’ asset allocations as of September 30, 2008, were as follows:

Growth Allocation Fund

Asset Class	Weight
U.S. Equity	26%

International Equity	28%

Global Resources	3%

U.S. Public Real Estate	12%

U.S. Investment Grade	13%

High Yield	4%

U.S. Treasury Inflation-Protected Securities (“TIPS”)	12%

Short Duration & Cash	2%

Moderate Allocation Fund

Asset Class	Weight
U.S. Equity	22%

International Equity	22%

Global Resources	3%

U.S. Public Real Estate	9%

U.S. Investment Grade	20%

High Yield	4%

U.S. Treasury Inflation-Protected Securities (“TIPS”)	17%

Short Duration & Cash	3%

Conservative Allocation Fund

Asset Class	Weight
U.S. Equity	16%

International Equity	14%

Global Resources	3%

U.S. Public Real Estate	7%

U.S. Investment Grade	38%

High Yield	5%

U.S. Treasury Inflation-Protected Securities (“TIPS”)	14%

Short Duration & Cash	3%

Portfolio Turnover

Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund’s investment portfolio that is sold and replaced during a year is known as the fund’s portfolio turnover rate. Effective July 7, 2008, for the Conservative Allocation Fund and August 1, 2008, for the Growth Allocation Fund and the Moderate Allocation Fund, each fund

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adopted a new “fund of funds” investment strategy. After implementation of the funds’ new investment strategies, the portfolio turnover rate for each fund is expected to be between 0% and 30%. A turnover rate of 100% would occur, for example, if a fund sold and replaced securities valued at 100% of its net assets within one year.

Risk is inherent in all investing. Investing in a mutual fund—even the most conservative—involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. In addition, the funds’ investment styles may not be successful in realizing the funds’ investment objectives. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in these funds to be a long-term investment.

The funds’ investment performance and risks are directly related to the investment performance and risks of the Underlying Funds. The risks of investing in a particular Underlying Fund will generally reflect the risks of the securities in which it invests and the investment techniques it employs. The ability of the funds to achieve their investment objectives is therefore dependent on a number of factors, including the ability of the advisers of the Underlying Funds to invest to meet the objectives of the Underlying Funds, to effectively respond to changes in market conditions, and to maintain sufficient liquidity to meet redemptions. To the extent that the risks of certain Underlying Funds are uncorrelated, the risks assumed when investing in such Underlying Funds may not be cumulative. NIS’s asset allocation strategy seeks to take advantage of this dynamic to optimize the return of each fund relative to its risk profile.

The funds and the Underlying Funds have operating expenses, and you will bear not only your share of a fund’s expenses, but also the fund’s proportional share of the expenses of the Underlying Funds. In selecting among the Underlying Funds, NIS is subject to potential conflicts of interest when allocating (i) between Nuveen Underlying Funds, which pay management fees to affiliates of NIS and non-Nuveen Underlying Funds, which do not, and (ii) among Nuveen Underlying Funds, as management fees are higher for some Nuveen Underlying Funds than others; however, NIS seeks to allocate among those Nuveen Underlying Funds (when available) that best satisfy the funds’ strategic allocation among asset classes consistent with its investment risk target.

In summarizing the risks of the Underlying Funds below, the funds have organized the discussion into those risks typically associated with Equity Funds, those risks typically associated with Fixed Income Funds and those risks generally associated with both types of Underlying Funds.

Each of the risks described below affects a fund only to the extent that such fund invests in Underlying Funds which are subject to such risks. The funds utilize diversification and other methods to seek to reduce risk.

Equity Funds

Equity market risk: Equity market risk is the risk that the market values of the equity securities owned by the Underlying Funds will fall in value. The value of your investment in a fund will go up and down with the prices of the securities in which an Underlying Fund invests. The prices of stocks change in response to many factors, including the historical and prospective earnings of

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the issuer, the value of its assets, management decisions, decreased demand for an issuer’s products or services, increased production costs, general economic conditions, interest rates, currency exchange rates, investor perceptions and market liquidity.

Small and medium-sized company risk: Certain Underlying Funds may invest in companies with lower market capitalizations. Such companies may involve greater risk than larger capitalization companies because they tend to have younger and more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. In addition, the securities of such companies are typically more volatile and less liquid than securities of larger capitalization companies. As a result, certain securities may be difficult or impossible to sell at the time and the price that an Underlying Fund would like, and so an Underlying Fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

Style-specific risk: Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Underlying Funds that emphasize a growth style of investing often seek companies experiencing high rates of current growth; such companies may be more volatile than other types of investments. Underlying Funds that emphasize a value style of investing often seek undervalued companies with characteristics for improved valuations; such companies are subject to the risk that the valuations never improve. Certain Underlying Funds invest in companies with new, limited or cyclical product lines, services, markets, distribution channels or financial resources, or companies where the management of such companies may be dependent upon one or a few key people, or companies conducting initial public offerings or other major corporate events such as acquisitions, mergers, or liquidations; such companies can be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock markets in general.

Sector risk: Most of the Underlying Funds do not concentrate their investments in specific economic sectors, although some may from time to time emphasize certain sectors over others. Certain other Underlying Funds specifically do concentrate their investments in specific economic sectors. To the extent an Underlying Fund invests a significant portion of its assets in securities of companies in the same economic sector, such Underlying Fund is more susceptible to economic, political, regulatory and other occurrences influencing that sector. Specific sectors emphasized by certain Underlying Funds may include:

•

Energy and Natural Resources: Companies in the energy and natural resources sectors are especially affected by variations in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, energy conservation and the success of exploration projects. An Underlying Fund’s focus in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

•

REITs: The performance of REITs in which the Underlying Funds may invest will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and poor management. Many REITs utilize leverage, which increases

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investment risk and could adversely affect a REIT’s operations and market value in periods of rising interest rates as well as risks normally associated with debt financing.

Fixed Income Funds

Bond market risk: Bond market risk is the risk that the market values of bonds owned by an Underlying Fund will decline, at times sharply and unpredictably. Market values of bonds are affected by a number of different factors, including changes in interest rates, the credit quality of bond issuers, and general economic and market conditions. Lower-quality bonds may suffer larger price declines and more volatility than higher-quality bonds in response to negative issuer-specific developments or general economic news.

Interest rate risk: Interest rate risk is the risk that the value of an Underlying Fund’s portfolio will decline because of rising market interest rates (bond prices move in the opposite direction of interest rates). The longer the average maturity (duration) of an Underlying Fund’s portfolio, the greater its interest rate risk.

Income risk: Income risk is the risk that the income from an Underlying Fund’s portfolio will decline because of falling market interest rates. This can result when an Underlying Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below a portfolio’s current earnings rate.

Credit risk: Credit risk is the risk that an issuer of a bond is unable to meet its obligation to make interest and principal payments when due as a result of changing financial or market conditions. Generally, lower rated bonds provide higher current income but are considered to carry greater credit risk than higher rated bonds.

An Underlying Fund investing primarily in below investment grade securities generally is subject to a higher level of credit risk than an Underlying Fund investing primarily in investment grade securities. Securities rated BBB by Standard & Poor’s (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) are in the lowest of the four investment grades and are considered by the rating agencies to be medium-grade obligations, which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than in the case of higher-rated securities. Securities rated BB or lower by S&P or Ba or lower by Moody’s or unrated securities of comparable quality are commonly referred to as “high yield” or “junk” bonds. Lower grade securities are considered speculative by recognized rating agencies with respect to the issuer’s continuing ability to pay interest and principal. Lower-grade securities may have less liquidity and a higher incidence of default than investments in higher-grade securities. An Underlying Fund may incur higher expenses to protect its interests in such securities. Such lower-grade securities, especially those with longer maturities or those not making regular interest payments, may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher-grade securities.

Equity and Fixed Income Funds

Inflation risk: Like all mutual funds, the Underlying Funds are subject to inflation risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value an Underlying Fund’s assets can decline as can the value of an Underlying Fund’s distributions.

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Mortgage-backed securities risk: Certain Underlying Funds may be exposed to the risks associated with investing in mortgage-backed securities. Greater risk, such as increased volatility, prepayment risk, non-payment risk and increased default risk, is inherent in portfolios that invest in mortgage-backed securities, especially mortgage-backed securities with exposure to sub-prime mortgages. The Underlying Funds may be exposed to debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations.

Asset-backed securities risk: Certain Underlying Funds may also invest in asset-backed securities. With asset-backed securities, payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of an Underlying Fund’s asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds or other credit enhancements.

Non-U.S. investment risk: Securities of non-U.S. issuers present risks beyond those of U.S. securities. The prices of non-U.S. securities can be more volatile than U.S. stocks due to such factors as political, social and economic developments abroad, the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject, the seizure by the government of company assets, taxation, withholding taxes on dividends and interest and limitations on the use or transfer of portfolio assets. Other risks include the following:

•	Enforcing legal rights may be difficult, costly and slow in non-U.S. countries, and there may be special problems enforcing claims against non-U.S. governments.

•	Non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

•	Non-U.S. markets may be less liquid and more volatile than U.S. markets.

Currency risk: Non-U.S. securities often trade in currencies other than the U.S. dollar. Changes in currency exchange rates may affect an Underlying Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a fund to decline. Certain non-U.S. currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in the fund’s non-U.S. holdings whose value is tied to the affected non-U.S. currency. American Depositary Receipts and non-U.S. securities denominated in U.S. dollars are also subject to currency risk.

Emerging markets risk: Certain Underlying Funds may invest in companies located in emerging market countries. Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in non-U.S. securities described above are heightened by investing in emerging markets countries.

Correlation risk: The U.S. and non-U.S. equity markets often rise and fall at different times or by different amounts due to economic or other developments particular to a given country or region. This phenomenon would

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tend to lower the overall price volatility of a portfolio that included both U.S. and non-U.S. stocks. Sometimes, however, global trends will cause the U.S. and non-U.S. markets to move in the same direction, reducing or eliminating the risk reduction benefit of international investing.

Derivatives risk: The Underlying Funds may use various investment techniques designed to hedge against changes in the values of securities the fund owns or expects to purchase, to reduce transaction costs, to maintain full market exposure (which means to adjust the characteristics of its investments to more closely approximate those of its benchmark), to manage cash flows, to enhance returns, to limit risk of price fluctuations, to preserve capital or to hedge against interest rate changes. These hedging strategies include using derivatives, such as futures, options and swaps. The use of derivatives can lead to losses because of diverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when an Underlying Fund’s management team uses derivatives to enhance an Underlying Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by an Underlying Fund.

Convertible securities risk: Certain Underlying Funds may invest in convertible securities. Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to certain additional risks that are typically associated with debt. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of the common stock of the issuing company, particularly when the stock price is greater than the convertible security’s conversion price. The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. Convertible securities are also exposed to the risk that an issuer is unable to meet its obligation to make dividend or principal payments when due as a result of changing financial or market conditions.

Mandatory convertible securities are distinguished as a subset of convertible securities because the conversion is not optional and the conversion price at maturity is based solely upon the market price of the underlying common stock, which may be significantly less than par or the price (above or below par) paid. Mandatory convertible securities generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder.

Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation.

Non-diversification risk: Certain Underlying Funds may be non-diversified. Such Underlying Funds are exposed to additional market risk. As non-diversified funds (i.e., funds that can take greater than 5% positions in securities of any one issuer with respect to their entire portfolios), such Underlying Funds may invest a larger percentage of their assets in securities of a single company or industry, the performance of that company or industry can have a substantial impact on share price.

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Section 3    How You Can Buy and Sell Shares

The funds offer five classes of shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. For further details, please see the Statement of Additional Information.

Class A Shares

You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in “How to Reduce Your Sales Charge.” Class A shares are also subject to an annual service fee of 0.25% of your fund’s average daily net assets, which compensates your financial advisor and other entities for providing ongoing service to you. Nuveen Investments, LLC (“Nuveen”), a wholly-owned subsidiary of Nuveen Investments and the distributor of the funds, retains the up-front sales charge and the service fee on accounts with no financial intermediary of record. The up-front Class A sales charges for the funds are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%

$50,000 but less than $100,000	4.50	4.71	4.00

$100,000 but less than $250,000	3.75	3.90	3.25

$250,000 but less than $500,000	2.75	2.83	2.50

$500,000 but less than $1,000,000	2.00	2.04	1.75

$1,000,000 and over*	—	—	1.00

*	You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays financial intermediaries of record a commission equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of the amount over $5 million. Unless the financial intermediary waived the commission, you may be assessed a contingent deferred sales charge (“CDSC”) of 1% if you redeem any of your shares within 12 months of purchase. The CDSC is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class A shares you purchase by reinvesting dividends.

Class B Shares

Class B shares are not available for new accounts or for additional investment into existing accounts. However, the funds will issue Class B shares upon the exchange of Class B shares from another Nuveen Mutual Fund or for purposes of dividend reinvestment. Class B shares will also be available through December 31, 2008 for defined contribution plans and investors using automatic investment plans with existing investments in Class B shares as of March 31, 2008.

Eligible investors can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge. Class B shares are subject to annual distribution and service fees of 1% of your fund’s average daily net assets. The annual 0.25% service fee compensates your financial advisor for providing ongoing service to you. The annual 0.75% distribution

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fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year’s service fee. Nuveen retains the service and distribution fees on accounts with no financial intermediary of record. If you redeem your shares within six years of purchase, you will normally pay a CDSC as shown in the schedule below. The CDSC is based on your purchase or redemption price, whichever is lower. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

Years Since Purchase	0-1	1-2	2-3	3-4	4-5	5-6	Over 6
CDSC	5%	4%	4%	3%	2%	1%	None

Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

The funds have established a limit to the amount of Class B shares that may be purchased by an individual investor. See the Statement of Additional Information for more information.

Class C Shares

You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge. Class C shares are subject to annual distribution and service fees of 1% of your fund’s average daily net assets. The annual 0.25% service fee compensates your financial advisor for providing ongoing service to you. The annual 0.75% distribution fee compensates Nuveen for paying your financial advisor an ongoing sales commission as well as an advance of the first year’s service and distribution fees. Nuveen retains the service and distribution fees on accounts with no financial intermediary of record. If you redeem your shares within 12 months of purchase, you will normally pay a 1% CDSC, which is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends. Class C shares do not convert.

The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor. See the Statement of Additional Information for more information.

Class R3 Shares

Class R3 shares are available for purchase at the offering price, which is the net asset value per share without any up-front sales charge. Class R3 shares are subject to annual distribution and service fees of 0.50% of the fund’s average daily net assets. Class R3 shares are only available for purchase by certain retirement plans that have an agreement with Nuveen to utilize Class R3 shares in certain investment products or programs. Class R3 shares are not available to traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans. See the Statement of Additional Information for more information.

Class I Shares

Class R shares were renamed Class I shares effective May 1, 2008. You may purchase Class I shares only under limited circumstances, at the offering price, which is the net asset value per share without any up-front sales charge. Class I shares are not subject to sales charges or ongoing service or distribution fees. Class I shares have lower ongoing expenses than the other classes.

Class I shares are available for (i) purchases of $1 million or more, (ii) purchases using dividends and capital gains distributions on Class I shares, and (iii) purchase by the following categories of investors:

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•	Certain trustees, directors, employees, and affiliates of Nuveen.

•	Certain financial intermediary personnel.

•	Certain bank or broker-affiliated trust departments.

•	Certain employer-sponsored retirement plans.

•

Certain additional categories of investors, including certain advisory accounts of Nuveen and its affiliates, and qualifying clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

Please refer to the Statement of Additional Information for more information about Class A, Class B, Class C, Class R3 and Class I shares, including more detailed program descriptions and eligibility requirements. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com/MF/resources/eReports.aspx, where you will also find the information included in this prospectus. Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms.

The funds offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares. See “What Share Classes We Offer” (above) for a discussion of eligibility requirements for purchasing Class R3 and Class I shares.

Class A Sales Charge Reductions

•

Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of a fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund.

•

Letter of Intent. Subject to certain requirements, you may purchase Class A shares of a fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases by (i) you, (ii) your spouse (or equivalent if recognized under local law) and children under 21 years of age, and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

Class A Sales Charge Waivers

Class A shares of a fund may be purchased at net asset value without a sales charge as follows:

•	Purchases of $1,000,000 or more.

•	Monies representing reinvestment of Nuveen Defined Portfolios and Nuveen Mutual Fund distributions.

•	Certain employer-sponsored retirement plans.

•

Certain employees and affiliates of Nuveen. Purchases by any officers, trustees and former trustees of the Nuveen Funds, as well as bona fide full- time and retired employees of Nuveen, and subsidiaries thereof, and such employees’ immediate family members (as defined in the Statement of Additional Information).

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•

Financial intermediary personnel. Purchases by any person who, for at least the last 90 days, has been an officer, director, or bona fide employee of any financial intermediary or any such person’s immediate family member.

•

Certain trust departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity.

•

Additional categories of investors. Purchases made by: (i) investors purchasing on a periodic fee, asset-based fee, or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (ii) clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

In order to obtain a sales charge reduction or waiver, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated for such purposes. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a sales charge reduction or waiver. This may include account statements of family members and information regarding Nuveen Mutual Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the “NYSE”) is open for business and normally ends at 4:00 p.m. New York time. Generally, the NYSE is closed on weekends and national holidays. The share price you pay depends on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day’s closing share price; otherwise, you will receive the next business day’s price.

Through a Financial Advisor

You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for providing ongoing investment advice and services, either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.

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By Mail

You may open an account and buy shares by mail by completing an application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Applications may be obtained at www.nuveen.com or by calling (800) 257-8787. No third party checks will be accepted.

On-Line

Existing shareholders may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing, identically registered accounts. You can continue to look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the funds’ website. To access your account, follow the links under “Individual Investors” on www.nuveen.com to “Account Access” and choose “Mutual Funds.” The system will walk you through the log-in process. To purchase shares on-line, you must have established Fund DirectSM privileges on your account prior to the requested transaction.

By Telephone

Existing shareholders may also process these same mutual fund transactions via our automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process. To purchase shares via the telephone, you must have established Fund DirectSM privileges on your account prior to the requested transaction.

Investment Minimums

The minimum initial investment is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $50 through systematic investment plan accounts) and is lower for accounts opened through certain fee-based programs as described in the Statement of Additional Information. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements. There is no minimum investment amount for the purchase of Class R3 shares.

To help make your investing with us easy and efficient, we offer you the following services at no extra cost. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

Systematic Investing

Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in your fund’s systematic investment plan. You can stop the deductions at any time by notifying your fund in writing.

•	From Your Bank Account. You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

•

From Your Paycheck. With your employer’s consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

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•

Systematic Exchanging. You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

Systematic Withdrawal

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see “Fund DirectSM” below), paid to a third party or sent payable to you at an address other than your address of record.

You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Exchanging Shares

You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may also, under certain limited circumstances, exchange between certain classes of shares of the same fund, subject to the payment of any applicable CDSC. Please consult the Statement of Additional Information for details.

The funds may change or cancel their exchange policy at any time upon 60 days’ notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. See “General Information—Frequent Trading” below. Because an exchange between funds is treated for tax purposes as a purchase and sale, and any gain may be subject to tax. An exchange between classes of shares of the same fund is not considered a taxable event. You should consult your tax advisor about the tax consequences of exchanging your shares.

Fund DirectSM

The Fund DirectSM Program allows you to link your fund account to your bank account, transfer money electronically between these accounts and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You may also have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account.

Reinstatement Privilege

If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption. The reinstatement privilege for Class B shares will no longer be available as of December 31, 2008.

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An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

You may sell (redeem) your shares on any business day. You will receive the share price next determined after your fund has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day’s price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten days from your purchase date. You may be assessed a CDSC, if applicable. When you redeem Class A, Class B or Class C shares subject to a CDSC, your fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen.

The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

Through Your Financial Advisor

You may sell your shares through your financial advisor, who can prepare the necessary documentation. Your financial advisor may charge for this service.

By Telephone

If you have authorized telephone redemption privileges, call (800) 257-8787 to redeem your shares, press 1 for mutual funds and the voice menu will walk you through the process. Telephone redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund DirectSM privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

By Mail

You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

•	The fund’s name;

•	Your name and account number;

•	The dollar or share amount you wish to redeem;

•	The signature of each owner exactly as it appears on the account;

•	The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

•	The address where you want your redemption proceeds sent (if other than the address of record); and

•	Any required signature guarantees.

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An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days’ written notice if the value of your account falls below an established minimum. The funds have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC upon an involuntary redemption.

We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

On-Line

You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, follow the links under “Individual Investors” on www.nuveen.com to “Account Access” and choose “Mutual Funds.” The system will walk you through the log-in process. On-line redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund DirectSM privileges, you may have redemption proceeds transferred electronically to your bank account.

Redemptions In-Kind

The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

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Section 4    General Information

To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies as well.

The funds intend to pay income dividends and any taxable gains annually.

Payment and Reinvestment Options

The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

Non-U.S. Income Tax Considerations

Investment income that the funds receive from their non-U.S. investments may be subject to non-U.S. income taxes, which generally will reduce fund distributions. However, the United States has entered into tax treaties with many non-U.S. countries that may entitle you to certain tax benefits.

Taxes and Tax Reporting

The funds will make distributions that may be taxed as ordinary income (which may be taxable at different rates, depending on the sources of the distributions) or capital gains (which may be taxable at different rates, depending on the length of time a fund holds its assets). Dividends from a fund’s long-term capital gains are generally taxable as long-term capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. However, certain ordinary income distributions received from a fund that are determined to be qualified dividend income may be taxed at tax rates equal to those applicable to long-term capital gains. The tax you pay on a given capital gains distribution depends generally on how long the fund has held the portfolio securities it sold. It does not depend on how long you have owned your fund shares. Dividends generally do not qualify for a dividends received deduction if you are a corporate shareholder.

Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with your fund, Nuveen will send you the statement. The tax status of your dividends is the same whether you reinvest your dividends or elect to receive them in cash. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange of shares between funds is generally the same as a sale.

Please note that if you do not furnish your fund with your correct Social Security number or employer identification number, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds at the then current rate.

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Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

Buying or Selling Shares Close to a Record Date

Buying fund shares shortly before the record date for a taxable dividend is commonly known as “buying the dividend.” The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price.

Qualification as a Registered Investment Company

The funds have elected to be taxed as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and intend to meet all requirements that are necessary for them to be relieved of federal taxes on income and gains they distribute to unitholders. As regulated investment companies, the funds will not be subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that they distribute to unitholders, provided that each fund distributes at least 90% of its net investment income for the year (the “Distribution Requirement”) and satisfies certain other requirements of the Code that are described below. The funds also intend to make such distributions as are necessary to avoid the otherwise applicable 4% non-deductible excise tax on certain undistributed earnings.

In addition to satisfying the Distribution Requirement, each fund must derive at least 90% of its gross income from (1) dividends, interest, certain payments with respect to loans of stock and securities, gains from the sale or disposition of stock, securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (2) net income derived from an interest in “qualified publicly traded partnerships” (as such term is defined in the Code). The funds must also satisfy an asset diversification test in order to qualify as regulated investment companies. Under this test, at the close of each quarter of each fund’s taxable year, (1) 50% or more of the value of each fund’s assets must be represented by cash, United States government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the fund’s assets and 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of each fund’s assets may be invested in securities of (x) any one issuer (other than U.S. government securities or securities of other regulated investment companies), or of two or more issuers which the fund controls and which are engaged in the same, similar or related trades or businesses or (y) in the securities of one or more “qualified publicly traded partnerships” (as such term is defined in the Code).

“Fund of Funds” Tax Considerations

As described above, the funds invest in the Underlying Funds. In general, investments in other funds that are treated as regulated investment companies will assist the funds in meeting any diversification tests. However, although the funds will only invest in Underlying Funds that indicate that they intend to be treated as regulated investment companies, the funds will not, except as provided in the following sentence, examine the underlying assets or operations of the Underlying Funds in which they invest and are not making any representation as to whether such Underlying Funds do, in fact, qualify as regulated investment companies. If a fund holds more than 20% of the total

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combined voting power of any of the Underlying Funds in which it invests, for the purposes of some portions of the diversification tests, the fund may have to look through the Underlying Fund in which it invests to include the securities of issuers held by such Underlying Funds.

Foreign Tax Credit

A regulated investment company more than 50% of the value of whose assets consists of stock or securities in foreign corporations at the close of the taxable year may, for such taxable year, pass the regulated investment company’s foreign tax credits through to its investors. Because regulated investment companies must themselves be U.S. corporations, a regulated investment company that has a “fund of funds” structure may not qualify to pass any foreign tax credit attributable to its income through to its investors.

Nuveen serves as the selling agent and distributor of the funds’ shares. In this capacity, Nuveen manages the offering of the funds’ shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to financial intermediaries, each fund has adopted a distribution and service plan under Rule 12b-1 under the 1940 Act. (See “How You Can Buy and Sell Shares—What Share Classes We Offer” for a description of the distribution and service fees paid under this plan.)

Nuveen receives the distribution fee for Class B, C and R3 shares primarily for providing compensation to financial intermediaries, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, B, C and R3 shares to compensate financial intermediaries, including Nuveen, for providing ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Payments to Financial Intermediaries

In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to financial intermediaries as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain financial intermediaries that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by financial intermediary and, with respect to a given firm, are typically calculated by reference to the amount of the firm’s recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm’s customers. The level of payments that Nuveen is willing to provide to a particular financial intermediary may be affected by, among other factors, the firm’s total assets held in and recent net investments into Nuveen Mutual Funds, the firm’s level of participation in Nuveen Mutual Fund sales and marketing programs, the firm’s compensation program for its registered representatives who sell fund shares and provide services to fund

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shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2007, these payments in the aggregate were approximately 0.025% to 0.035% of the assets in the Nuveen Mutual Funds, although payments to particular financial intermediaries can be significantly higher. The Statement of Additional Information contains additional information about these payments, including the names of the firms to which payments are made. Nuveen may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.

In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, “Platform Programs”) at certain financial intermediaries, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.

The price you pay for your shares is based on each fund’s net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of each fund by taking the value of the class’ total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds’ Board of Trustees or its delegate.

The funds invest principally in shares of the Underlying Funds. In determining a fund’s net asset value, expenses are accrued and applied daily, and the Nuveen Underlying Funds in which the fund invests are valued at their respective net asset values and securities and other assets for which market quotations are available, including ETFs in which the fund invests, are valued at market value. Common stocks and other equity securities are generally valued at the last sales price that day. However, securities admitted to trade on the NASDAQ National Market are valued, except as indicated below, at the NASDAQ Official Closing Price. Common stocks and other equity securities not listed on a securities exchange or the NASDAQ National Market are valued at the mean between the bid and asked prices. The prices of fixed-income securities are provided by a pricing service and based on the mean between the bid and asked prices. When price quotes are not readily available, the pricing service establishes fair value based on various factors, including prices of comparable securities.

The Underlying Funds value securities in their portfolios for which market quotations are readily available at their current market value and value all other securities at fair value pursuant to methods established in good faith by their boards of trustees. The prospectuses for the Underlying Funds will explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. With respect to the Underlying Funds holding securities that are primarily listed on foreign exchanges, the value of the Underlying Funds’ securities may change on days

Section 4    General Information

34

when you will not be able to purchase or sell your shares. Money market funds with portfolio securities that mature in one year or less may use the amortized cost or penny-rounding methods to value their securities. Securities having 60 days or less remaining to maturity generally are valued at their amortized costs, which approximates market value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities that may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund net asset value or make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the “fair value” of a security is the amount that the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of securities. In particular, for non-U.S.-traded securities whose principal local markets close before the time as of which the funds’ shares are priced, the funds on certain days may adjust the local closing price based upon such factors (which may be evaluated by an outside pricing service) as developments in non-U.S. markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities. See the Statement of Additional Information for details.

If a fund holds securities that are primarily listed on non-U.S. exchanges, the net asset value of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

The funds are intended for long-term investment and should not be used for excessive trading. Excessive trading in the funds’ shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.

Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds’ need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.

The funds’ Frequent Trading Policy generally limits an investor to four “round trip” trades in a 12-month period. A “round trip” is the purchase and subsequent redemption of fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions. The funds may also suspend the trading privileges of any investor who makes a round trip within a 30-day period if the purchase and redemption are of substantially similar dollar amounts and represent at least 25% of the value of the investor’s account.

The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus

Section 4    General Information

35

accounts. An intermediary’s account typically includes multiple investors and provides the funds only with a net purchase or redemption amount on any given day where multiple purchases, redemptions and exchanges of shares occur in the account. The identity of individual purchasers, redeemers and exchangers whose orders are aggregated in omnibus accounts, and the size of their orders, will generally not be known by the funds. Despite the funds’ efforts to detect and prevent frequent trading, the funds may be unable to identify frequent trading because the netting effect in omnibus accounts often makes it more difficult to identify frequent traders. Nuveen, the funds’ distributor, has entered into agreements with financial intermediaries that maintain omnibus accounts with the funds’ transfer agent. Under the terms of these agreements, the financial intermediaries undertake to cooperate with Nuveen in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent frequent trading in the funds through such accounts. Technical limitations in operational systems at such intermediaries or at Nuveen may also limit the funds’ ability to detect and prevent frequent trading. In addition, the funds may permit certain financial intermediaries, including broker-dealer and retirement plan administrators among others, to enforce their own internal policies and procedures concerning frequent trading. Such policies may differ from the funds’ Frequent Trading Policy and may be approved for use in instances where the funds reasonably believe that the intermediary’s policies and procedures effectively discourage inappropriate trading activity. Shareholders holding their accounts with such intermediaries may wish to contact the intermediary for information regarding its frequent trading policy. Although the funds do not knowingly permit frequent trading, they cannot guarantee that they will be able to identify and restrict all frequent trading activity.

The funds reserve the right in their sole discretion to waive unintentional or minor violations (including transactions below certain dollar thresholds) if they determine that doing so would not harm the interests of fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the Statement of Additional Information. These include, among others, redemptions pursuant to systematic withdrawal plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirement plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions. The funds may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

The funds reserve the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if they determine, in their sole discretion, that a transaction or a series of transactions involves market timing or excessive trading that may be detrimental to fund shareholders. The funds also reserve the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund’s investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the funds’ Frequent Trading Policy and its enforcement, see “Additional Information on the Purchase and Redemption of Fund Shares and Shareholder Programs—Frequent Trading Policy” in the Statement of Additional Information.

Section 4    General Information

36

The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds’ transfer, shareholder services and dividend paying agent, Boston Financial Data Services, P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Section 4    General Information

37

Section 5    Financial Highlights

Effective July 7, 2008, for the Nuveen Conservative Allocation Fund and August 1, 2008, for the Nuveen Growth Allocation Fund and the Nuveen Moderate Allocation Fund, the funds changed their investment strategies and adopted their current names. The performance figures provided reflect each fund’s performance prior to these changes.

The financial highlights table is intended to help you understand each fund’s financial performance for the past five fiscal years or the life of the fund, if shorter. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report for the most recent fiscal year, along with the funds’ financial statements, are included in the annual report, which is available upon request.

Nuveen Growth Allocation Fund

Class (Inception Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended June 30,	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income (Loss) to Average Net Assets(c)	Portfolio Turnover Rate

Class A (12/04)
2008	$27.79	$.08	$(2.73)	$(2.65)	$(.22)	$(1.34)	$(1.56)	$23.58	(9.84)%	$3,420	1.69%		.28%	34%
2007	23.95	.17	4.48	4.65	(.18)	(.63)	(.81)	27.79	19.67	6,888	1.68		.66	31
2006	20.71	.27	3.20	3.47	(.06)	(.17)	(.23)	23.95	16.81	4,128	1.69		1.06	21
2005(d)	20.00	.10	.61	.71	—	—	—	20.71	3.55	3	1.72	*	.74 *	6

Class B (12/04)
2008	27.51	(.11)	(2.70)	(2.81)	(.02)	(1.34)	(1.36)	23.34	(10.49)	647	2.44		(.44)	34
2007	23.74	(.02)	4.42	4.40	—	(.63)	(.63)	27.51	18.73	752	2.44		(.09)	31
2006	20.63	.07	3.21	3.28	—	(.17)	(.17)	23.74	15.94	298	2.44		.21	21
2005(d)	20.00	.01	.62	.63	—	—	—	20.63	3.15	3	2.47	*	(.01 )*	6

Class C (12/04)
2008	27.53	(.11)	(2.71)	(2.82)	(.02)	(1.34)	(1.36)	23.35	(10.52)	6,035	2.45		(.46)	34
2007	23.75	(.02)	4.43	4.41	—	(.63)	(.63)	27.53	18.76	8,771	2.44		(.07)	31
2006	20.63	.07	3.22	3.29	—	(.17)	(.17)	23.75	15.99	3,524	2.44		.22	21
2005(d)	20.00	.01	.62	.63	—	—	—	20.63	3.15	3	2.47	*	(.01 )*	6

Class I (12/04)(e)
2008	27.85	.16	(2.75)	(2.59)	(.29)	(1.34)	(1.63)	23.63	(9.62)	4,396	1.41		.60	34
2007	24.00	.24	4.48	4.72	(.24)	(.63)	(.87)	27.85	19.95	4,868	1.43		.93	31
2006	20.74	.22	3.32	3.54	(.11)	(.17)	(.28)	24.00	17.15	3,261	1.44		.88	21
2005(d)	20.00	.13	.61	.74	—	—	—	20.74	3.70	2,066	1.44	*	1.02 *	6

*	Annualized.

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2008 are 1.66%, 2.42%, 2.42% and 1.39% for classes A, B, C and I, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2008 are .30%, (.42)%, (.44)% and .62% for classes A, B, C and I, respectively.

(d)	For the period December 9, 2004 (commencement of operations) through June 30, 2005.

(e)	Effective May 1, 2008, Class R shares were renamed Class I shares.

Section 5    Financial Highlights

38

Nuveen Moderate Allocation Fund

Class (Inception Date)		Investment Operations			Less Distributions						Ratios/Supplemental Data
Year Ended June 30,	Beginning Net Asset Value	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)		Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)	Ratios of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate

Class A (8/96)
2008	$26.73	$.54	$(2.04)	$(1.50)	$(.56)	$(2.32)	$(2.88)	$22.35	(6.31)%		$29,612	1.23%	2.12%	51%
2007	25.40	.58	2.97	3.55	(.61)	(1.61)	(2.22)	26.73	14.40		33,519	1.24	2.19	61
2006	25.95	.50	1.41	1.91	(.54)	(1.92)	(2.46)	25.40	7.60	*	30,644	1.24	1.91	56
2005	24.56	.56	1.47	2.03	(.64)	—	(.64)	25.95	8.33		31,248	1.25	2.21	62
2004	22.72	.41	1.92	2.33	(.49)	—	(.49)	24.56	10.29		33,312	1.25	1.72	61

Class B (8/96)
2008	26.73	.35	(2.04)	(1.69)	(.37)	(2.32)	(2.69)	22.35	(7.02)		5,535	1.98	1.38	51
2007	25.40	.37	2.98	3.35	(.41)	(1.61)	(2.02)	26.73	13.55		6,376	1.99	1.42	61
2006	25.95	.30	1.41	1.71	(.34)	(1.92)	(2.26)	25.40	6.80	*	8,051	1.99	1.15	56
2005	24.56	.37	1.47	1.84	(.45)	—	(.45)	25.95	7.53		11,564	2.00	1.46	62
2004	22.72	.23	1.92	2.15	(.31)	—	(.31)	24.56	9.48		12,459	2.00	.97	61

Class C (8/96)
2008	26.75	.35	(2.04)	(1.69)	(.37)	(2.32)	(2.69)	22.37	(7.01)		7,265	1.98	1.38	51
2007	25.42	.38	2.97	3.35	(.41)	(1.61)	(2.02)	26.75	13.54		7,694	1.99	1.44	61
2006	25.97	.30	1.41	1.71	(.34)	(1.92)	(2.26)	25.42	6.79	*	7,342	1.99	1.16	56
2005	24.58	.37	1.47	1.84	(.45)	—	(.45)	25.97	7.53		7,947	2.00	1.46	62
2004	22.73	.23	1.93	2.16	(.31)	—	(.31)	24.58	9.52		8,632	2.00	.98	61

Class I (8/96)(d)
2008	26.73	.60	(2.04)	(1.44)	(.62)	(2.32)	(2.94)	22.35	(6.07)		9,662.98		2.38	51
2007	25.40	.64	2.98	3.62	(.68)	(1.61)	(2.29)	26.73	14.68		10,690.99		2.44	61
2006	25.95	.56	1.41	1.97	(.60)	(1.92)	(2.52)	25.40	7.87	*	9,213.99		2.15	56
2005	24.56	.62	1.47	2.09	(.70)	—	(.70)	25.95	8.60		10,753	1.00	2.46	62
2004	22.72	.47	1.92	2.39	(.55)	—	(.55)	24.56	10.56		9,117	1.00	1.98	61

*	During the fiscal year ended June 30, 2006, the fund received a payment from NAM of $55,844 for losses realized on the disposal of investments purchased in violation of investment restrictions, which otherwise would have reduced total returns by .08%, .13%, .12% and .08% for Class A, B, C and I, respectively.

(a)	Per share Net Investment Income is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2008 are 1.23%, 1.98%, 1.98% and .98% for classes A, B, C and I, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2008 are 2.13%, 1.38%, 1.38% and 2.38% for classes A, B, C and I, respectively.

(d)	Effective May 1, 2008, Class R shares were renamed Class I shares.

Section 5    Financial Highlights

39

Nuveen Conservative Allocation Fund

Class (Inception Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended June 30,	Beginning Net Asset Value	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)	Ratios of Net Investment Income to Average Net Assets(c)	Portfolio Turnover Rate

Class A (8/96)
2008	$25.76	$.64	$(2.17)	$(1.53)	$(.67)	$(.72)	$(1.39)	$22.84	(6.23)%	$52,785	1.23%	2.58%	37%
2007	23.86	.67	1.91	2.58	(.68)	—	(.68)	25.76	10.90	61,577	1.22	2.64	37
2006	23.01	.60	.89	1.49	(.64)	—	(.64)	23.86	6.52	58,064	1,24	2.53	44
2005	21.96	.62	1.10	1.72	(.67)	—	(.67)	23.01	7.91	54,323	1.24	2.76	47
2004	20.79	.54	1.14	1.68	(.51)	—	(.51)	21.96	8.13	56,787	1.25	2.51	45

Class B (8/96)
2008	27.36	.48	(2.30)	(1.82)	(.39)	(.72)	(1.11)	24.43	(6.90)	3,480	1.98	1.81	37
2007	25.32	.50	2.04	2.54	(.50)	—	(.50)	27.36	10.09	5,916	1.98	1.87	37
2006	24.26	.45	.94	1.39	(.33)	—	(.33)	25.32	5.73	10,700	1.99	1.76	44
2005	22.99	.47	1.15	1.62	(.35)	—	(.35)	24.26	7.08	18,671	2.00	2.01	47
2004	21.63	.40	1.19	1.59	(.23)	—	(.23)	22.99	7.36	23,110	2.00	1.76	45

Class C (8/96)
2008	27.32	.49	(2.31)	(1.82)	(.39)	(.72)	(1.11)	24.39	(6.94)	8,192	1.98	1.83	37
2007	25.29	.51	2.02	2.53	(.50)	—	(.50)	27.32	10.10	9,363	1.97	1.90	37
2006	24.24	.45	.93	1.38	(.33)	—	(.33)	25.29	5.70	7,992	1.99	1.77	44
2005	22.96	.48	1.15	1.63	(.35)	—	(.35)	24.24	7.13	7,979	1.99	2.01	47
2004	21.61	.40	1.18	1.58	(.23)	—	(.23)	22.96	7.32	8,229	2.00	1.75	45

Class I (8/96)(d)
2008	25.15	.69	(2.12)	(1.43)	(.76)	(.72)	(1.48)	22.24	(5.99)	1,361.98		2.83	37
2007	23.34	.72	1.86	2.58	(.77)	—	(.77)	25.15	11.17	1,525.97		2.90	37
2006	22.56	.65	.87	1.52	(.74)	—	(.74)	23.34	6.79	1,171.99		2.79	44
2005	21.57	.68	1.07	1.75	(.76)	—	(.76)	22.56	8.17	761.99		3.06	47
2004	20.46	.59	1.12	1.71	(.60)	—	(.60)	21.57	8.48	716	1.00	2.75	45

(a)	Per share Net Investment Income is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2008 are 1.21%, 1.96%, 1.96% and .96% for classes A, B, C and I, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2008 are 2.60%, 1.83%, 1.85% and 2.86% for classes A, B, C and I, respectively.

(d)	Effective May 1, 2008, Class R shares were renamed Class I shares.

Section 5    Financial Highlights

40

Section 6    Glossary of Investment Terms

•

American Depositary Receipts (“ADRs”): Certificates issued by an U.S. depositary bank that represent a bank’s holdings of a stated number of shares of a non-U.S. company. ADRs are typically bought and sold in the same manner as U.S. securities (although investors can also purchase the non-U.S. securities overseas and convert them to ADRs, and likewise can convert an ADR to its underlying non-U.S. security and sell it overseas) and are priced in U.S. dollars. ADRs carry most of the risks of investing directly in non-U.S. equity securities.

•	Citigroup 3-Month U.S. Treasury Bill Index: An unmanaged index that measures the rate of return for 3-Month U.S. Treasury Bills.

•

Conservative Growth Allocation Composite: An index comprised of a 38% weighting in the S&P 500 Index, a 57% weighting in the Lehman Brothers U.S. Aggregate Bond Index, and a 5% weighting in Citigroup 3-Month U.S. Treasury Bill Index.

•

Derivatives: Financial instruments whose performance is derived from the performance of an underlying asset, security or index. Derivatives involve the trading of rights or obligations based on the underlying product. They are used to hedge risk, to exchange a floating rate of return for fixed rate of return or to gain investment exposure. Derivatives include futures, options and swaps, among other instruments.

•

Emerging markets: The financial markets of developing economies in countries with low per capita income in the initial stages of their industrialization cycles. These markets are progressing toward becoming advanced and often have above-average economic growth potential. They generally do not have the level of market efficiency and strict standards in accounting and securities regulation to be on par with advanced economies, but emerging markets will typically have a physical financial infrastructure, including banks, a stock exchange and a unified currency. Emerging markets often experience faster economic growth as measured by GDP. Investments in emerging markets come with much greater risk due to political instability, domestic infrastructure problems, currency volatility and limited equity opportunities (many large companies may still be “state-run” or private). Also, local stock exchanges may not offer liquid markets for outside investors.

•

Futures: A financial contract obligating the buyer to purchase an asset or the seller to sell an asset at a predetermined future date and price. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange.

•

Growth Allocation Composite: An index comprised of a 76% weighting in the S&P 500 Index, a 19% weighting in the Lehman Brothers U.S. Aggregate Bond Index, and a 5% weighting in Citigroup 3-Month U.S. Treasury Bill Index.

•

Lehman Brothers U.S. Aggregate Bond Index: An index which is the broadest measure of the taxable U.S. bond market, including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with investment-grade ratings (rated Baa3 or above by Moody’s) and maturities of 1 year or more.

•	Lipper Global Multi-Cap Core Index: An index which represents the average annualized total returns for the 30 largest funds in the Lipper Global Multi-Cap Core Funds Category.

Section 6    Glossary of Investment Terms

41

•

Lipper Mixed-Asset Target Allocation Conservative Index: An index which represents the average annualized total returns for the 30 largest funds in the Lipper Mixed-Asset Target Allocation Conservative Funds Category.

•

Lipper Mixed-Asset Target Allocation Moderate Index: An index which represents the average annualized total returns for the 30 largest funds in the Lipper Mixed-Asset Target Allocation Moderate Funds Category.

•	Lipper Peer Group: The Lipper Peer Group returns reflect the performance of select funds in particular Lipper categories.

•

Moderate Allocation Composite: An index comprised of a 57% weighting in the S&P 500 Index, a 38% weighting in the Lehman Brothers U.S. Aggregate Bond Index, and a 5% weighting in Citigroup 3-Month U.S. Treasury Bill Index.

•

Options: An investment that gives the buyer the right to buy or to sell shares of a specified stock at a specified price on or before a given date. There are also options on currencies and other financial assets.

•	Russell 3000® Index: An index that measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

•	S&P 500 Index: An index that tracks the 500 leading companies in the leading industries in the U.S. economy.

•	Swaps: A financial contract between two parties to exchange a set of payments that one party owns for a set of payments owned by the other party.

Section 6    Glossary of Investment Terms

42

Appendix A    Underlying Funds

The list below represents those Underlying Funds currently available for investment by the funds. With NAM’s approval, NIS may add funds to this list without prior approval of or prior notice to shareholders.

Underlying Fund Name	Underlying Fund’s Investment Objective and Principal Investment Strategy
Equity Funds

Nuveen NWQ Large-Cap Value Fund	The investment objective of the fund is to provide investors with long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000® Index.

Nuveen Symphony Large-Cap Growth Fund	The investment objective of the fund is to seek long-term capital appreciation. Under normal market conditions, at least 80% of the fund’s net assets will be invested in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000® Growth Index.

Nuveen Tradewinds Value Opportunities Fund	The investment objective of the fund is to provide investors with long-term capital appreciation. Under normal market conditions, the fund invests primarily in equity securities of companies with varying market capitalizations, which may include small-, mid- and large-capitalization companies.

Nuveen Santa Barbara Growth Fund	The investment objective of the fund is to seek long-term capital appreciation. Under normal market conditions, the fund will generally invest in equity securities of companies with mid- to large-sized market capitalizations at the time of purchase. For this fund, companies with mid- to large-sized market capitalizations fall within the range of the largest and smallest companies in the Russell 1000® Index.

Nuveen Rittenhouse Growth Fund	The investment objective of the fund is to provide long-term growth of capital by investing in a diversified portfolio consisting primarily of equity securities traded in U.S. securities markets of large-capitalization companies that have a history of consistent earnings and dividend growth. The fund ordinarily will invest at least 65% of its total assets in the equity securities of high quality companies—those large-capitalization companies with a high financial strength rating and a history of consistent and predictable earnings growth.

Nuveen U.S. Equity Completeness Fund	The investment objective of the fund is to provide capital appreciation and to enhance the risk/return profile of the U.S. equity portion of certain “fund of funds” advised by NAM.

Nuveen Tradewinds International Value Fund	The investment objective of the fund is to provide long-term capital appreciation. The fund invests in non-U.S. equity securities, including non-U.S. equity securities traded on non-U.S. exchanges and American Depositary Receipts.

iShares Dow Jones U.S. Real Estate Index Fund	The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate Index.

iShares MSCI EAFE Growth Index Fund	The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Growth Index. The fund generally will invest at least 90% of its assets in the securities of its underlying index or in American Depositary Receipts or other depositary receipts representing securities in the underlying index.

Appendix A    Underlying Funds

43

Underlying Fund Name	Underlying Fund’s Investment Objective and Principal Investment Strategy
iShares MSCI Emerging Markets Index Fund	The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index. The fund generally will invest at least 90% of its assets in the securities of its underlying index or in American Depository Receipts and Global Depositary Receipts representing such securities.

Nuveen Tradewinds Global Resources Fund	The investment objective of the fund is to seek long-term capital appreciation. Under normal market conditions, at least 80% of the fund’s net assets will be invested in equity securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities).

Fixed Income Funds

Nuveen Multi-Strategy Income Fund	The investment objective of the fund is to provide total return by investing in fixed income securities. Under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities using a risk-controlled, multi-strategy approach that invests across multiple sectors of the taxable fixed income market. Typically, the fund’s average duration will be five years or less and is not expected to be more than six years.

Nuveen High Yield Bond Fund	The investment objective of the fund is to maximize total return by investing in a diversified portfolio of high yield debt securities. Under normal circumstances, the fund will invest at least 80% of its net assets in U.S. and non-U.S. corporate high yield debt securities, including zero coupon, payment in-kind, corporate loans and convertible bonds.

iShares Lehman TIPS Bond Fund	The fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the U.S. Treasury market as defined by the Lehman Brothers U.S. Treasury TIPS Index. The fund generally will invest at least 90% of its assets in the inflation-protected bonds of its Index and at least 95% of its assets in U.S. government bonds.

Nuveen Short Duration Bond Fund	The investment objective of the fund is to provide high current income consistent with minimal fluctuations of principal. Under normal market conditions, the fund will invest at least 80% of its net assets in short duration securities using a risk-controlled, multi-strategy approach that invests across multiple sectors of the taxable fixed income market. Typically, the fund’s average duration will be between approximately one and two years but it will not exceed three years.

Appendix A    Underlying Funds

44

Nuveen Investments Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by category.

Global/International

Nuveen Symphony International Equity Fund

Nuveen Tradewinds International Value Fund

Nuveen Tradewinds Global All-Cap Fund

Nuveen Tradewinds Global Resources Fund

Value

Nuveen Multi-Manager Large-Cap Value Fund

Nuveen NWQ Large-Cap Value Fund

Nuveen NWQ Multi-Cap Value Fund

Nuveen NWQ Small-Cap Value Fund

Nuveen NWQ Small/Mid-Cap Value Fund

Nuveen Symphony Large-Cap Value Fund

Nuveen Tradewinds Value Opportunities Fund

Growth

Nuveen Rittenhouse Growth Fund

Nuveen Santa Barbara Growth Fund

Nuveen Santa Barbara Growth Opportunities Fund

Core

Nuveen Santa Barbara Dividend Growth Fund

Nuveen Symphony Optimized Alpha Fund

Quantitative/Enhanced

Nuveen Enhanced Core Equity Fund

Nuveen Enhanced Mid-Cap Fund

Asset Allocation

Nuveen Growth Allocation Fund

Nuveen Moderate Allocation Fund

Nuveen Conservative Allocation Fund

Taxable Fixed Income

Nuveen High Yield Bond Fund

Nuveen Preferred Securities Fund

Nuveen Multi-Strategy Income Fund

Nuveen Short Duration Bond Fund

Municipal Bond

National Funds

Nuveen High Yield Municipal Bond Fund

Nuveen All-American Municipal Bond Fund

Nuveen Insured Municipal Bond Fund

Nuveen Intermediate Duration Municipal Bond Fund

Nuveen Limited Term Municipal Bond Fund

State Funds

Arizona	Louisiana	North Carolina
California[1]	Maryland	Ohio
Colorado	Massachusetts[2]	Pennsylvania
Connecticut	Michigan	Tennessee
Florida Preference	Missouri	Virginia
Georgia	New Jersey	Wisconsin
Kansas	New Mexico
Kentucky	New York[2]

Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen, NAM and NIS. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds’ investments is available in the annual and semi-annual reports to shareholders. In the funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year. The funds’ most recent Statement of Additional Information, annual and semi-annual reports and certain other information are available free of charge by calling Nuveen at (800) 257-8787, on the funds’ website at www.nuveen.com or through your financial advisor. Shareholders may call the toll free number above with any inquiries.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street, NE, Washington, D.C. 20549.

The funds are series of Nuveen Investment Trust, whose Investment Company Act file number is 811-07619.

1.	Long-term, insured long-term and high-yield portfolios.

2.	Long-term and insured long-term portfolios.

MPR-ALLO-1008D NA

Nuveen Investments Equity Funds

PROSPECTUS     OCTOBER 31, 2008

For investors seeking long-term capital appreciation.

Nuveen Enhanced Core Equity Fund

Nuveen Enhanced Mid-Cap Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

October 31, 2008

Section 1    The Funds

Nuveen Enhanced Core Equity Fund

Nuveen Enhanced Mid-Cap Fund

This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.

NOT FDIC OR GOVERNMENT INSURED MAY LOSE VALUE NO BANK GUARANTEE

Section 1    The Funds

1

Nuveen Enhanced Core Equity Fund

Fund Overview

Investment Objective

The investment objective of the fund is to seek long-term capital appreciation.

How the Fund Pursues Its Objective

Under normal market conditions, the fund invests primarily in equity securities of companies within the S&P 500 Index.

Nuveen Asset Management (“NAM”), the fund’s investment adviser, has selected Nuveen HydePark Group, LLC (“HydePark”) to serve as sub-adviser to the fund. HydePark employs proprietary quantitative methods to analyze stocks and construct the portfolio. Its proprietary models evaluate and measure the strength of the fundamental characteristics of companies as well as recent stock performance. The models then assign a weight to each stock to construct a portfolio that is based on these fundamental factors, recent stock price performance and, importantly, how these factors are correlated.

While the fund will contain many of the names within the S&P 500 Index, the relative weights assigned to each name will differ from the weights in the S&P 500 Index. The process seeks to maximize return while maintaining overall risk in the targeted range.

What Are the Risks of Investing in the Fund?

Equity Market Risk—Equity market risk is the risk that market values of equity securities owned by the fund will fall in value. The value of equity securities will rise and fall in response to the activities of the companies that issued them, general market conditions and/or economic conditions.

As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

This fund may be right for you if you are seeking:

•	long-term capital appreciation potential;

•	a large-cap oriented equity investing strategy; or

•	to meet long-term financial goals.

You should not invest in this fund if you are:

•	unwilling to accept share price fluctuations, including the possibility of sharp price declines; or

•	investing to meet short-term financial goals.

Section 1    The Funds

2

Fund Performance

Fund performance is not included in this prospectus because the fund has not been in existence for a full calendar year.

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses1

Paid Directly From Your Investment

Share Class	A		C		I2
Maximum Sales Charge Imposed on Purchases	5.75%	[3]	None		None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None

Exchange Fees	None		None		None

Deferred Sales Charge[4]	None	[5]	1%	[6]	None

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A	C	I2
Management Fees	0.49%	0.49%	0.49%

12b-1 Distribution and Service Fees[7]	0.25%	1.00%	—

Other Expenses	0.51%	0.51%	0.25%

Total Annual Fund Operating Expenses—Gross[8]	1.25%	2.00%	0.74%

Fee Waivers and Expense Reimbursements	(0.51%)	(0.51%)	(0.25%)

Custodian Fee Credits[9]	(0.01%)	(0.01%)	(0.01%)

Total Annual Fund Operating Expenses—Net	0.73%	1.48%	0.48%

The following example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses-Net are 0.50% through October 31, 2010 and 1.00% after October 31, 2010 (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses). Your actual returns and costs may be higher or lower.

	Redemption			No Redemption
Share Class	A	C	I2	A	C	I2
1 Year	$647	$153	$51	$647	$153	$51

3 Years	$853	$528	$216	$853	$528	$216

5 Years	$1,129	$983	$452	$1,129	$983	$452

10 Years	$1,914	$2,244	$1,131	$1,914	$2,244	$1,131

1.	As a percentage of offering price unless otherwise noted. Financial intermediaries may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
2.	Class I shares, formerly named Class R shares, may be purchased only under limited circumstances, or by specified classes of investors. See “How You Can Buy and Sell Shares.”
3.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
4.	As a percentage of the lesser of purchase price or redemption proceeds.
5.	Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 12 months of purchase. See “How You Can Buy and Sell Shares.”
6.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
7.	Long-term holders of Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.
8.	The investment adviser has agreed to waive fees and reimburse expenses through October 31, 2010 so that Total Annual Fund Operating Expenses-Net (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.50% (1.00% after October 31, 2010) of the average daily net assets of any class of fund shares.
9.	The fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the fund’s cash deposit with the bank. Such deposits are an alternative to overnight investments. There is no guarantee that the fund will earn such credits in the future.

Section 1    The Funds

3

Nuveen Enhanced Mid-Cap Fund

Fund Overview

Investment Objective

The investment objective of the fund is to seek long-term capital appreciation.

How the Fund Pursues Its Objective

Under normal market conditions, the fund invests primarily in equity securities of companies within the Russell Midcap® Index. The fund will not be forced to sell a stock because it has exceeded or fallen below the current market capitalization range.

Nuveen Asset Management (“NAM”), the fund’s investment adviser, has selected Nuveen HydePark Group, LLC (“HydePark”) to serve as sub-adviser to the fund. HydePark employs proprietary quantitative methods to analyze stocks and construct the portfolio. Its proprietary models evaluate and measure the strength of the fundamental characteristics of companies as well as recent stock price performance. The models then assign a weight to each stock to construct a portfolio that is based on these fundamental factors, recent stock price performance and importantly, how these factors are correlated.

While the fund will contain many of the names within the Russell Midcap® Index, the relative weights assigned to each name will differ from the weights in the Russell Midcap® Index. The process seeks to maximize return while maintaining overall risk in the targeted range.

The fund may invest in non-U.S. equity securities that are included in the Russell Midcap® Index.

What Are the Risks of Investing in the Fund?

Equity Market/Medium-Sized Company Risk—Equity market risk is the risk that market values of equity securities owned by the fund will fall in value. The value of equity securities will rise and fall in response to the activities of the companies that issued them, general market conditions and/or economic conditions. These risks are generally greater for lower market capitalization companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Non-U.S. Risk—Non-U.S. risk is the risk that non-U.S. securities will be more volatile than U.S. securities due to such factors as adverse economic, currency, political, social or regulatory developments in a country, including government seizure of assets, excessive taxation, limitations on the use or transfer of assets, the lack of liquidity or regulatory controls or differing legal and/or accounting standards.

As with any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

This fund may be right for you if you are seeking:

•	long-term capital appreciation potential;

•	a mid-cap oriented equity investing strategy; or

•	to meet long-term financial goals.

You should not invest in this fund if you are:

•	unwilling to accept share price fluctuations, including the possibility of sharp price declines; or

•	investing to meet short-term financial goals.

Section 1    The Funds

4

Fund Performance

Fund performance is not included in this prospectus because the fund has not been in existence for a full calendar year.

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses1

Paid Directly From Your Investment

Share Class	A		C		I2
Maximum Sales Charge Imposed on Purchases	5.75%	[3]	None		None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None

Exchange Fees	None		None		None

Deferred Sales Charge[4]	None	[5]	1%	[6]	None

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A	C	I2
Management Fees	0.54%	0.54%	0.54%

12b-1 Distribution and Service Fees[7]	0.25%	1.00%	—

Other Expenses	3.02%	3.02%	2.98%

Total Annual Fund Operating Expenses—Gross[8]	3.81%	4.56%	3.52%

Fee Waivers and Expense Reimbursements	(3.03%)	(3.03%)	(2.99%)

Custodian Fee Credits[9]	(0.02%)	(0.02%)	(0.02%)

Total Annual Fund Operating Expenses—Net	0.76%	1.51%	0.51%

The following example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses-Net are 0.55% through October 31, 2010 and 1.05% after October 31, 2010 (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses). Your actual returns and costs may be higher or lower.

	Redemption			No Redemption
Share Class	A	C	I2	A	C	I2
1 Year	$652	$158	$56	$652	$158	$56

3 Years	$868	$543	$232	$868	$543	$232

5 Years	$1,154	$1,009	$479	$1,154	$1,009	$479

10 Years	$1,967	$2,297	$1,189	$1,967	$2,297	$1,189

1.	As a percentage of offering price unless otherwise noted. Financial intermediaries may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
2.	Class I shares, formerly named Class R shares, may be purchased only under limited circumstances, or by specified classes of investors. See “How You Can Buy and Sell Shares.”
3.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
4.	As a percentage of the lesser of purchase price or redemption proceeds.
5.	Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 12 months of purchase. See “How You Can Buy and Sell Shares.”
6.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
7.	Long-term holders of Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.
8.	The investment adviser has agreed to waive fees and reimburse expenses through October 31, 2010 so that Total Annual Fund Operating Expenses-Net (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) do not exceed 0.55% (1.05% after October 31, 2010) of the average daily net assets of any class of fund shares.
9.	The fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the fund’s cash deposit with the bank. Such deposits are an alternative to overnight investments. There is no guarantee that the fund will earn such credits in the future.

Section 1    The Funds

5

Section 2    How We Manage Your Money

To help you better understand the funds, this section includes a detailed discussion of the funds’ investment and risk management strategies. For a more complete discussion of these matters, please see the Statement of Additional Information, which is available by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com.

Nuveen Asset Management (“NAM”), the funds’ investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. NAM has overall responsibility for management of the funds. NAM oversees the management of the funds’ portfolios, manages the funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. NAM is located at 333 West Wacker Drive, Chicago, IL 60606. NAM is a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen Investments”).

On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois. The investor group includes affiliates of Merrill Lynch & Co., Inc. (“Merrill Lynch”). In connection with the transaction, Merrill Lynch became an indirect “affiliated person” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the funds. As a result, the funds are generally prohibited from entering into principal transactions with Merrill Lynch and certain of its affiliates, and are subject to other limitations in transacting with Merrill Lynch. NAM and the funds do not believe that any such prohibition or limitations will have a materially adverse effect on the funds’ ability to pursue their investment objectives and policies.

NAM has selected Nuveen HydePark Group, LLC (“HydePark”), 111 West Jackson Boulevard, Suite 1411, Chicago, Illinois 60604, an affiliate of NAM, to serve as sub-adviser to the funds. HydePark manages the investment of the funds’ assets on a discretionary basis, subject to the supervision of NAM. HydePark specializes in the management of quantitatively-driven enhanced equity strategies for institutional investors. David E. Tierney, PhD, John W. Gambla, CFA, and Rob A. Guttschow, CFA, serve as portfolio managers of the funds.

•

Mr. Tierney, Senior Managing Director and Chief Investment Officer, directs HydePark’s equity investment activity, including portfolio management, research, trading, and risk management. Mr. Tierney is a founder of Nuveen Investment Solutions, Inc. (formerly, Richards & Tierney, Inc.), the corporate parent of HydePark, where for the last twenty years he has done extensive work in portfolio analysis, risk control services and the management of assets.

•

Mr. Gambla, Managing Director, serves as a portfolio manager for HydePark. Mr. Gambla transitioned to this role in 2007 from NAM, where he was a senior trader and quantitative specialist for sixteen years. During his NAM tenure, he was responsible for trading, portfolio management, product development and fundamental and quantitative research.

Section 2    How We Manage Your Money

6

•

Mr. Guttschow, Managing Director, is a portfolio manager for HydePark. Mr. Guttschow transitioned to this role in 2007 from NAM, where for four years he was a managing director and portfolio manager responsible for developing and implementing derivatives-based strategies. Prior to joining NAM, Mr. Guttschow was a managing director and senior portfolio manager at Lotsoff Capital Management, where he managed a variety of taxable fixed income portfolios and enhanced equity index products for over ten years.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the funds, is provided in the Statement of Additional Information. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com/MF/resources/eReports.aspx.

At such time as the funds receive an exemptive order permitting them to do so, or as otherwise permitted by the 1940 Act or the rules thereunder, the funds may, without obtaining approval of shareholders, retain an unaffiliated sub-adviser to perform some or all of the portfolio management functions on behalf of the funds.

Management Fee

The management fee schedule for each fund consists of two components—a fund-level fee, based only on the amount of assets within a fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by NAM and its affiliates.

The annual fund-level fee, payable monthly, for each fund is based upon the average daily net assets of each fund as follows:

Average Daily Net Assets	Core Equity Fund	Mid-Cap Fund
Less than $125 million	0.3000%	0.3500%

$125 million to $250 million	0.2875%	0.3375%

$250 million to $500 million	0.2750%	0.3250%

$500 million to $1 billion	0.2625%	0.3125%

$1 billion to $2 billion	0.2500%	0.3000%

$2 billion and over	0.2250%	0.2750%

The complex-level fee is the same for each fund and begins at a maximum rate of 0.20% of each fund’s net assets, based upon complex-level assets of $55 billion, with breakpoints for assets above that level. Therefore, the maximum management fee rate for each fund is the fund-level fee plus 0.20%. As of September 30, 2008, the effective complex-level fee for each Nuveen fund was 0.1947% of fund net assets.

For the most recent fiscal year, each fund paid NAM the following management fees (net of fee waivers and expense reimbursements, where applicable) as a percentage of average net assets:

Core Equity Fund	0.22%

Mid-Cap Fund	—

Information regarding the Board of Trustees’ approval of investment advisory contracts is available in the funds’ semi-annual report for the period ended December 31, 2007.

Section 2    How We Manage Your Money

7

Each fund’s investment objective may not be changed without shareholder approval. The funds’ investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

Equity Securities

Under normal market conditions, each fund will invest primarily in equity securities. Equity securities include common stocks; preferred stocks; warrants to purchase common stocks or preferred stocks; securities convertible into common or preferred stocks, such as convertible bonds and debentures; and other securities with equity characteristics.

Non-U.S. Investments

The Mid-Cap Fund may invest in non-U.S. equity securities included in the Russell Midcap® Index, including direct investment in stocks of non-U.S. companies traded overseas as well as American Depositary Receipts (“ADRs”) and other types of depositary receipts.

Cash Equivalents and Short-Term Fixed-Income Securities

Normally, the funds will invest substantially all of their assets to meet their investment objectives. The funds may invest the remainder of their assets in securities with maturities of less than one year or cash equivalents or they may hold cash. The percentage of each fund invested in such holdings will vary and depends on several factors, including market conditions. For temporary defensive purposes, including during periods of high cash inflows, the funds may depart from their principal investment strategies and invest part or all of their assets in these securities or they may hold cash. During such periods, the funds may not be able to achieve their investment objectives. The funds may adopt a defensive strategy when HydePark believes securities in which the funds normally invest have elevated risks due to political or economic factors and in other extraordinary circumstances.

Exchange Traded Funds

The funds may invest in the securities of registered investment companies that are exchange traded funds (“ETFs”) in excess of the limits imposed under the 1940 Act pursuant to exemptive orders obtained by certain ETFs and their sponsors from the Securities and Exchange Commission. An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index, including industry, sector, country and region indexes. ETFs trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset value. An ETF may not replicate exactly the performance of the index it seeks to track for a number of reasons, including transaction costs incurred by the ETF. ETFs incur fees and expenses, such as operating expenses, licensing fees, trustee fees and marketing expenses, which are borne proportionately by ETF shareholders, such as the funds. The fund will also incur brokerage costs when purchasing and selling shares of ETFs.

Use of Derivatives and Hedging

The funds may use various investment techniques designed to hedge against changes in the values of securities the funds own or expect to purchase, to reduce transaction costs, to maintain full market exposure (which means to adjust the characteristics of their investments to more closely approximate those of the markets in which they invest), to manage cash flows, to enhance returns, to limit risk of price fluctuations, to limit exposure to losses due to

Section 2    How We Manage Your Money

8

changes to non-U.S. currency exchange rate or to preserve capital. HydePark may use derivatives, such as futures contracts, options and swaps. These strategies may reduce fund returns and will benefit the funds largely to the extent that the funds are able to use them successfully. However, the funds could lose money on futures transactions or an option can expire worthless. The use of derivatives is not a principal investment strategy of the funds.

Delayed Delivery Transactions

The funds may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. These transactions involve an element of risk because the value of the security to be purchased may decline to a level below its purchase price before the settlement date.

Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio holdings is available in the funds’ Statement of Additional Information. Certain portfolio holdings information for each fund is available on the funds’ website—www.nuveen.com—by clicking the “Individual Investors—Mutual Funds” section of the home page and following the applicable link for each fund in the “Find A Fund” section. By following these links, you can obtain a list of each fund’s top ten holdings as of the end of the most recent month. A complete list of portfolio holdings information is generally made available on the funds’ website following the end of each month with an approximately one-month lag. This information will remain available on the funds’ website until the funds file with the Securities and Exchange Commission their annual, semiannual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.

HydePark is focused on delivering attractive risk-controlled returns in excess of applicable benchmarks. Its philosophy and process are oriented to benchmark-relative return and risk. HydePark believes that over the long run, stock prices ultimately follow certain fundamental measures of company performance, which HydePark calls “wealth creation factors.” It also believes that portfolios that are constructed by weighting stocks by the relative strength of their fundamental factors will outperform market-capitalization-weighted indexes over time. HydePark strictly uses a quantitative process for constructing its portfolios and does not conduct analyst-driven research on the stocks.

HydePark employs proprietary quantitative methods to analyze stocks and construct a fund’s portfolio. HydePark’s proprietary models evaluate and measure the strength of the fundamental characteristics of companies as well as recent stock price performance. The models then assign a target weight to each stock and construct a portfolio that is based on these factors and how they interrelate. The quantitative-driven portfolio construction process adjusts the individual stock weights to control risk at a target level relative to the designated index. The process seeks to maximize return while maintaining overall risk in the targeted range.

HydePark’s process typically results in a portfolio with exposure (either over- or under-weight) to all or nearly all of the securities in the benchmark. By increasing or decreasing the deviation from the benchmark weightings, HydePark can seek to manage the tracking error of the portfolio relative to the

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benchmark. Tracking error measures the standard deviation of the excess returns of a composite compared to its benchmark. This gives an indication of the volatility of a portfolio versus its benchmark.

The Core Equity Fund targets a tracking error of approximately 1.5% relative to its benchmark, the S&P 500 Index. The Mid-Cap Fund targets a tracking error of approximately 2.5% relative to its benchmark, the Russell Midcap® Index.

Portfolio Turnover

Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund’s investment portfolio that is sold and replaced during a year is known as the fund’s portfolio turnover rate. The portfolio turnover rate for the Core Equity Fund is expected to be between 35% and 50%. The portfolio turnover rate for the Mid-Cap Fund is expected to be between 50% and 100%. A turnover rate of 100% would occur, for example, if a fund sold and replaced securities valued at 100% of its net assets within one year. Active trading would result in the payment by the funds of increased brokerage costs and could result in the payment by shareholders of increased taxes on realized investment gains. Accordingly, active trading may adversely affect the funds’ performance.

Risk is inherent in all investing. Investing in a mutual fund—even the most conservative—involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. In addition, the funds’ investment styles may not be successful in realizing the funds’ investment objectives. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in these funds to be a long-term investment.

Equity market risk: Equity market risk is the risk that the market values of the equity securities owned by the fund will fall in value. The value of your investment in a fund will go up and down with the prices of the securities in which the fund invests. The prices of stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, management decisions, decreased demand for an issuer’s products or services, increased production costs, general economic conditions, interest rates, currency exchange rates, investor perceptions and market liquidity.

Medium-sized company risk: The Mid-Cap Fund invests in medium-sized companies. Companies with lower market capitalizations may involve greater risk than larger capitalization companies because they tend to have younger and more limited product lines, markets and financial resources and may be dependent on smaller management groups than larger, more established companies. In addition, the securities of such companies are typically more volatile and less liquid than securities of larger capitalization companies. As a result, certain securities may be difficult or impossible to sell at the time and the price that a fund would like, and so a fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

Non-U.S. investment risk: The Mid-Cap Fund may invest in securities of non-U.S. issuers that are included in the Russell Midcap® Index. Securities of non-U.S. issuers present risks beyond those of U.S. securities. The prices of non-U.S. securities can be more volatile than U.S. securities due to such factors

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as political, social and economic developments abroad, the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject, the seizure by the government of company assets, taxation, withholding taxes on dividends and interest and limitations on the use or transfer of portfolio assets. Other risks include the following:

•	Enforcing legal rights may be difficult, costly and slow in non-U.S. countries, and there may be special problems enforcing claims against non-U.S. governments.

•	Non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

•	Non-U.S. markets may be less liquid and more volatile than U.S. markets.

Currency risk: Non-U.S. securities often trade in currencies other than the U.S. dollar. Changes in currency exchange rates may affect a fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a fund to decline. Certain non-U.S. currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in a fund’s non-U.S. holdings whose value is tied to the affected non-U.S. currency. ADRs and non-U.S. securities denominated in U.S. dollars are also subject to currency risk.

Small fund risk: In a smaller fund, large inflows may cause the fund to temporarily invest a substantial portion of its investment portfolio in cash equivalents, causing the fund’s performance to vary from the fund’s model portfolio. This impact may be positive or negative, depending on the direction of market movement during the period the fund is in cash equivalents. The funds do not limit large inflows, but they have policies in place to reduce the impact of these inflows where Nuveen has prior knowledge of such inflows.

Derivatives risk: The use of derivatives can lead to losses because of diverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when a fund uses derivatives to enhance a fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a fund.

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Section 3    How You Can Buy and Sell Shares

The funds offer three classes of shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. For further details, please see the Statement of Additional Information.

Class A Shares

You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in “How to Reduce Your Sales Charge.” Class A shares are also subject to an annual service fee of 0.25% of your fund’s average daily net assets, which compensates your financial advisor and other entities for providing ongoing service to you. Nuveen Investments, LLC (“Nuveen”), a wholly-owned subsidiary of Nuveen Investments and the distributor of the funds, retains the up-front sales charge and the service fee on accounts with no financial intermediary of record. The up-front Class A sales charges for the funds are as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%

$50,000 but less than $100,000	4.50	4.71	4.00

$100,000 but less than $250,000	3.75	3.90	3.25

$250,000 but less than $500,000	2.75	2.83	2.50

$500,000 but less than $1,000,000	2.00	2.04	1.75

$1,000,000 and over*	—	—	1.00%

*	You can buy $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays financial intermediaries of record a commission equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of the amount over $5 million. Unless the financial intermediary waived the commission, you may be assessed a contingent deferred sales charge (“CDSC”) of 1% if you redeem any of your shares within 12 months of purchase. The CDSC is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class A shares you purchase by reinvesting dividends.

Class C Shares

You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge. Class C shares are subject to annual distribution and service fees of 1% of your fund’s average daily net assets. The annual 0.25% service fee compensates your financial advisor for providing ongoing service to you. The annual 0.75% distribution fee compensates Nuveen for paying your financial advisor an ongoing sales commission as well as an advance of the first year’s service and distribution fees. Nuveen retains the service and distribution fees on accounts with no financial intermediary of record. If you redeem your shares within 12 months of purchase, you will normally pay a 1% CDSC, which is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends. Class C shares do not convert.

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The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor. See the Statement of Additional Information for more information.

Class I Shares

Class R shares were renamed Class I shares effective May 1, 2008. You may purchase Class I shares only under limited circumstances, at the offering price, which is the net asset value per share without any up-front sales charge. Class I shares are not subject to sales charges or ongoing service or distribution fees. Class I shares have lower ongoing expenses than the other classes.

Class I shares are available for (i) purchases of $1 million or more, (ii) purchases using dividends and capital gains distributions on Class I shares and (iii) purchase by the following categories of investors:

•	Certain trustees, directors, employees and affiliates of Nuveen.

•	Certain financial intermediary personnel.

•	Certain bank or broker-affiliated trust departments.

•	Certain employer-sponsored retirement plans.

•

Certain additional categories of investors, including certain advisory accounts of Nuveen and its affiliates, and qualifying clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

Please refer to the Statement of Additional Information for more information about Class A, Class C and Class I shares, including more detailed program descriptions and eligibility requirements. The Statement of Additional Information is available free of charge by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com/MF/resources/eReports.aspx, where you will also find the information included in this prospectus. Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms.

The funds offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares. See “What Share Classes We Offer” (above) for a discussion of eligibility requirements for purchasing Class I shares.

Class A Sales Charge Reductions

•

Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of a fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund.

•

Letter of Intent. Subject to certain requirements, you may purchase Class A shares of a fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases by (i) you, (ii) your spouse (or equivalent if recognized under local law) and children under 21 years of age, and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

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Class A Sales Charge Waivers

Class A shares of a fund may be purchased at net asset value without a sales charge as follows:

•	Purchases of $1,000,000 or more.

•	Monies representing reinvestment of Nuveen Defined Portfolios and Nuveen Mutual Fund distributions.

•	Certain employer-sponsored retirement plans.

•

Certain employees and affiliates of Nuveen. Purchases by any officers, trustees and former trustees of the Nuveen Funds, as well as bona fide full-time and retired employees of Nuveen, and subsidiaries thereof, and such employees’ immediate family members (as defined in the Statement of Additional Information).

•

Financial intermediary personnel. Purchases by any person who, for at least the last 90 days, has been an officer, director, or bona fide employee of any financial intermediary or any such person’s immediate family member.

•

Certain trust departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial, or similar capacity.

•

Additional categories of investors. Purchases made by: (i) investors purchasing on a periodic fee, asset-based fee, or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (ii) clients of investment advisers, financial planners, or other financial intermediaries that charge periodic or asset-based fees for their services.

In order to obtain a sales charge reduction or waiver, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated for such purposes. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a sales charge reduction or waiver. This may include account statements of family members and information regarding Nuveen Mutual Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the “NYSE”) is open for business and normally ends at 4:00 p.m. New York time. Generally, the NYSE is closed on weekends and national holidays. The share price you pay depends on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day’s closing share price; otherwise, you will receive the next business day’s price.

Through a Financial Advisor

You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you

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develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for providing ongoing investment advice and services, either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.

Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.

By Mail

You may open an account and buy shares by mail by completing an application and mailing it along with your check to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Applications may be obtained at www.nuveen.com or by calling (800) 257-8787. No third party checks will be accepted.

On-Line

Existing shareholders may process certain account transactions on-line. You may purchase additional shares or exchange shares between existing, identically registered accounts. You can continue to look up your account balance, history and dividend information, as well as order duplicate account statements and tax forms from the funds’ website. To access your account, follow the links under “Individual Investors” on www.nuveen.com to “Account Access” and choose “Mutual Funds.” The system will walk you through the log-in process. To purchase shares on-line, you must have established Fund DirectSM privileges on your account prior to the requested transaction.

By Telephone

Existing shareholders may also process these same mutual fund transactions via our automated information line. Simply call (800) 257-8787, press 1 for mutual funds and the voice menu will walk you through the process. To purchase shares via the telephone, you must have established Fund DirectSM privileges on your account prior to the requested transaction.

Investment Minimums

The minimum initial investment is $3,000 ($1,000 for a Traditional/Roth IRA account; $500 for an Education IRA account; $50 through systematic investment plan accounts) and is lower for accounts opened through certain fee-based programs as described in the Statement of Additional Information. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.

To help make your investing with us easy and efficient, we offer you the following services at no extra cost. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

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Systematic Investing

Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund’s systematic investment plan. You can stop the deductions at any time by notifying your fund in writing.

•	From Your Bank Account. You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

•

From Your Paycheck. With your employer’s consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

•

Systematic Exchanging. You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

Systematic Withdrawal

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see “Fund DirectSM”), paid to a third party or sent payable to you at an address other than your address of record.

You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Exchanging Shares

You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may also, under certain limited circumstances, exchange between certain classes of shares of the same fund, subject to the payment of any applicable CDSC. Please consult the Statement of Additional Information for details.

The funds may change or cancel their exchange policy at any time upon 60 days’ notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange.

See “General Information—Frequent Trading” below. Because an exchange between funds is treated for tax purposes as a purchase and sale, and any gain may be subject to tax. An exchange between classes of shares of the same fund is not considered a taxable event. You should consult your tax advisor about the tax consequences of exchanging your shares.

Fund DirectSM

The Fund DirectSM Program allows you to link your fund account to your bank account, transfer money electronically between these accounts and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You may also have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account.

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An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

Reinstatement Privilege

If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

You may sell (redeem) your shares on any business day. You will receive the share price next determined after the fund has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day’s price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten days from your purchase date. You may be assessed a CDSC, if applicable. When you redeem Class A or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.

Through Your Financial Advisor

You may sell your shares through your financial advisor, who can prepare the necessary documentation. Your financial advisor may charge for this service.

By Telephone

If you have authorized telephone redemption privileges, call (800) 257-8787 to redeem your shares, press 1 for mutual funds and the voice menu will walk you through the process. Telephone redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund DirectSM privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

By Mail

You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Your request must include the following information:

•	The fund’s name;

•	Your name and account number;

•	The dollar or share amount you wish to redeem;

•	The signature of each owner exactly as it appears on the account;

•	The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

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An Important Note About Involuntary Redemption

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days’ written notice if the value of your account falls below an established minimum. The funds have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

•	The address where you want your redemption proceeds sent (if other than the address of record); and

•	Any required signature guarantees.

We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

On-Line

You may redeem shares or exchange shares between existing, identically registered accounts on-line. To access your account, follow the links under “Individual Investors” on www.nuveen.com to “Account Access” and choose “Mutual Funds.” The system will walk you through the log-in process. On-line redemptions are not available for shares owned in certificate form and, with respect to redemptions where the proceeds are payable by check, may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund DirectSM privileges, you may have redemption proceeds transferred electronically to your bank account.

Redemptions In-Kind

The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

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Section 4    General Information

To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies as well.

The funds intend to pay income dividends and any taxable gains annually.

Payment and Reinvestment Options

The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

Non-U.S. Income Tax Considerations

Investment income that the funds receive from their non-U.S. investments may be subject to non-U.S. income taxes, which generally will reduce fund distributions. However, the United States has entered into tax treaties with many non-U.S. countries that may entitle you to certain tax benefits.

Taxes and Tax Reporting

The funds will make distributions that may be taxed as ordinary income (which may be taxable at different rates, depending on the sources of the distributions) or capital gains (which may be taxable at different rates, depending on the length of time a fund holds its assets). Dividends from a fund’s long-term capital gains are generally taxable as long-term capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. However, certain ordinary income distributions received from a fund that are determined to be qualified dividend income may be taxed at tax rates equal to those applicable to long-term capital gains. The tax you pay on a given capital gains distribution depends generally on how long the fund has held the portfolio securities it sold. It does not depend on how long you have owned your fund shares. Dividends generally do not qualify for a dividends received deduction if you are a corporate shareholder.

Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is the same whether you reinvest your dividends or elect to receive them in cash. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange of shares between funds is generally the same as a sale.

Please note that if you do not furnish your fund with your correct Social Security number or employer identification number, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds at the then current rate.

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Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

Buying or Selling Shares Close to a Record Date

Buying fund shares shortly before the record date for a taxable dividend is commonly known as “buying the dividend.” The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price.

Nuveen serves as the selling agent and distributor of the funds’ shares. In this capacity, Nuveen manages the offering of the funds’ shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to financial intermediaries, each fund has adopted a distribution and service plan under Rule 12b-1 under the 1940 Act. (See “How You Can Buy and Sell Shares—What Share Classes We Offer” for a description of the distribution and service fees paid under this plan.)

Nuveen receives the distribution fee for Class C shares primarily for providing compensation to financial intermediaries, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A and Class C shares to compensate financial intermediaries, including Nuveen, for providing ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Payments to Financial Intermediaries

In addition to the sales commissions and certain payments related to 12b-1 distribution and service fees paid by Nuveen to financial intermediaries as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain financial intermediaries that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by financial intermediary and, with respect to a given firm, are typically calculated by reference to the amount of the firm’s recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm’s customers. The level of payments that Nuveen is willing to provide to a particular financial intermediary may be affected by, among other factors, the firm’s total assets held in and recent net investments into Nuveen Mutual Funds, the firm’s level of participation in Nuveen Mutual Fund sales and marketing programs, the firm’s compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. For 2007, these payments in the aggregate were approximately 0.025% to 0.035% of the assets in the Nuveen Mutual Funds, although payments to particular financial intermediaries can be significantly higher. The Statement of Additional Information contains additional

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information about these payments, including the names of the firms to which payments are made. Nuveen may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.

In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, “Platform Programs”) at certain financial intermediaries, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the 12b-1 service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.

The price you pay for your shares is based on each fund’s net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of each fund by taking the value of the class’ total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds’ Board of Trustees or its delegate.

In determining net asset value, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are generally valued at the last sales price that day. However, securities admitted to trade on the NASDAQ National Market are valued, except as indicated below, at the NASDAQ Official Closing Price. Common stocks and other equity securities not listed on a securities exchange or the NASDAQ National Market are valued at the mean between the bid and asked prices. The prices of fixed-income securities are provided by a pricing service and based on the mean between the bid and asked prices. When price quotes are not readily available, the pricing service establishes fair value based on various factors, including prices of comparable securities.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities that may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund net asset value or make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the “fair value” of a security is the amount that the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the

Section 4    General Information

21

fair value of securities. In particular, for non-U.S.-traded securities whose principal local markets close before the time as of which the funds’ shares are priced, the funds on certain days may adjust the local closing price based upon such factors (which may be evaluated by an outside pricing service) as developments in non-U.S. markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities. See the Statement of Additional Information for details.

If a fund holds securities that are primarily listed on non-U.S. exchanges, the net asset value of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

The funds are intended for long-term investment and should not be used for excessive trading. Excessive trading in the funds’ shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.

Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds’ need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.

The funds’ Frequent Trading Policy generally limits an investor to four “round trip” trades in a 12-month period. A “round trip” is the purchase and subsequent redemption of fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions. The funds may also suspend the trading privileges of any investor who makes a round trip within a 30-day period if the purchase and redemption are of substantially similar dollar amounts and represent at least 25% of the value of the investor’s account.

The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts. An intermediary’s account typically includes multiple investors and provides the funds only with a net purchase or redemption amount on any given day where multiple purchases, redemptions and exchanges of shares occur in the account. The identity of individual purchasers, redeemers and exchangers whose orders are aggregated in omnibus accounts, and the size of their orders, will generally not be known by the funds. Despite the funds’ efforts to detect and prevent frequent trading, the funds may be unable to identify frequent trading because the netting effect in omnibus accounts often makes it more difficult to identify frequent traders. Nuveen, the funds’ distributor, has entered into agreements with financial intermediaries that maintain omnibus accounts with the funds’ transfer agent. Under the terms of these agreements, the financial intermediaries undertake to cooperate with Nuveen in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent frequent trading in the funds through such accounts. Technical limitations in operational systems at such intermediaries or at Nuveen may also limit the funds’ ability to detect and prevent frequent trading. In addition, the funds may permit certain financial intermediaries, including broker-dealer and retirement plan administrators, among others, to enforce their own internal policies and procedures concerning frequent trading. Such policies may differ from the funds’ Frequent

Section 4    General Information

22

Trading Policy and may be approved for use in instances where the funds reasonably believe that the intermediary’s policies and procedures effectively discourage inappropriate trading activity. Shareholders holding their accounts with such intermediaries may wish to contact the intermediary for information regarding its frequent trading policy. Although the funds do not knowingly permit frequent trading, they cannot guarantee that they will be able to identify and restrict all frequent trading activity.

The funds reserve the right in their sole discretion to waive unintentional or minor violations (including transactions below certain dollar thresholds) if they determine that doing so would not harm the interests of fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the Statement of Additional Information. These include, among others, redemptions pursuant to systematic withdrawal plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirement plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions. The funds may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

The funds reserve the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if they determine, in their sole discretion, that a transaction or a series of transactions involves market timing or excessive trading that may be detrimental to fund shareholders. The funds also reserve the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund’s investment policies and/or objectives, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the funds’ Frequent Trading Policy and its enforcement, see “Additional Information on the Purchase and Redemption of Fund Shares and Shareholder Programs—Frequent Trading Policy” in the Statement of Additional Information.

The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds’ transfer, shareholder services and dividend paying agent, Boston Financial Data Services, P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Section 4    General Information

23

Section 5    Financial Highlights

The financial highlights table is intended to help you understand each fund’s financial performance for the life of the fund. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report for the most recent fiscal period, along with the funds’ financial statements, are included in the annual report, which is available upon request.

Nuveen Enhanced Core Equity Fund

Class (Commencement Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended June 30,	Beginning Net Asset Value	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income to Average Net Assets(c)		Portfolio Turnover Rate

Class A (12/07)
2008(d)	$20.00	$.19	$(2.72)	$(2.53)	$(.03)	$—	$(.03)	$17.44	(12.67)%	$218.74		%*	1.77	%*	21%

Class C (12/07)
2008(d)	20.00	.11	(2.71)	(2.60)	(.02)	—	(.02)	17.38	(13.02)	217	1.49	*	1.02	*	21

Class I (12/07)(e)
2008(d)	20.00	.22	(2.73)	(2.51)	(.03)	—	(.03)	17.46	(12.55)	30,868.49		*	2.01	*	21

*	Annualized.

(a)	Per share Net Investment Income is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable. When custodian fee credits are applied, the annualized Ratios of Expenses to Average Net Assets for 2008 are .73%, 1.48%, and .48% for classes A, C, and I, respectively, and the annualized Ratios of Net Investment Income to Average Net Assets for 2008 are 1.77%, 1.02%, and 2.01% for classes A, C, and I, respectively.

(d)	For the period December 3, 2007 (commencement of operations) through June 30, 2008.

(e)	Effective May 1, 2008, Class R shares were renamed Class I shares.

Section 5    Financial Highlights

24

Nuveen Enhanced Mid-Cap Fund

Class (Commencement Date)		Investment Operations			Less Distributions					Ratios/Supplemental Data
Year Ended June 30,	Beginning Net Asset Value	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income to Average Net Assets(c)		Portfolio Turnover Rate

Class A (12/07)
2008(d)	$20.00	$.15	$(1.51)	$(1.36)	$(.05)	$—	$(.05)	$18.59	(6.79)%	$697.78		%*	1.33	%*	89%

Class C (12/07)
2008(d)	20.00	.06	(1.50)	(1.44)	(.03)	—	(.03)	18.53	(7.20)	695	1.53	*	.58	*	89

Class I (12/07)(e)
2008(d)	20.00	.15	(1.48)	(1.33)	(.05)	—	(.05)	18.62	(6.67)	1,625.53		*	1.55	*	89

*	Annualized.

(a)	Per share Net Investment Income is calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from NAM, where applicable. When custodian fee credits are applied, the annualized Ratios of Expenses to Average Net Assets for 2008 are .76%, 1.51%, and .51% for classes A, C, and I, respectively, and the annualized Ratios of Net Investment Income to Average Net Assets for 2008 are 1.34%, .59%, and 1.57% for classes A, C, and I, respectively.

(d)	For the period December 3, 2007 (commencement of operations) through June 30, 2008.

(e)	Effective May 1, 2008, Class R shares were renamed Class I shares.

Section 5    Financial Highlights

25

Section 6    Glossary of Investment Terms

•

American Depositary Receipts (“ADRs”): Certificates issued by an U.S. depositary bank that represent a bank’s holdings of a stated number of shares of a non-U.S. company. ADRs are typically bought and sold in the same manner as U.S. securities (although investors can also purchase the non-U.S. securities overseas and convert them to ADRs, and likewise can convert an ADR to its underlying non-U.S. security and sell it overseas) and are priced in U.S. dollars. ADRs carry most of the risks of investing directly in non-U.S. equity securities.

•

Derivatives: Financial instruments whose performance is derived from the performance of an underlying asset, security or index. Derivatives involve the trading of rights or obligations based on the underlying product. They are used to hedge risk, to exchange a floating rate of return for fixed rate of return or to gain investment exposure. Derivatives include futures, options and swaps, among other instruments.

•

Futures: A financial contract obligating the buyer to purchase an asset or the seller to sell an asset at a predetermined future date and price. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange.

•

Options: An investment that gives the buyer the right to buy or to sell shares of a specified stock at a specified price on or before a given date. There are also options on currencies and other financial assets.

•

Russell Midcap® Index: An index constructed to provide a comprehensive and unbiased barometer for the mid-cap segment of the equity market which includes the smallest 800 securities within the Russell 1000® Index. As of September 30, 2008, the market capitalizations in the index ranged from $45 million to $20.3 billion.

•

S&P 500 Index: An index that tracks the 500 leading companies in the leading industries in the U.S. economy. As of September 30, 2008, the market capitalizations in the index ranged from $675 million to $403.4 billion.

•	Swaps: A financial contract between two parties to exchange a set of payments that one party owns for a set of payments owned by the other party.

Section 6    Glossary of Investment Terms

26

Nuveen Investments Mutual Funds

Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by category.

Global/International

Nuveen Symphony International Equity Fund

Nuveen Tradewinds International Value Fund

Nuveen Tradewinds Global All-Cap Fund

Nuveen Tradewinds Global Resources Fund

Value

Nuveen Multi-Manager Large-Cap Value Fund

Nuveen NWQ Large-Cap Value Fund

Nuveen NWQ Multi-Cap Value Fund

Nuveen NWQ Small-Cap Value Fund

Nuveen NWQ Small/Mid-Cap Value Fund

Nuveen Symphony Large-Cap Value Fund

Nuveen Tradewinds Value Opportunities Fund

Growth

Nuveen Rittenhouse Growth Fund

Nuveen Santa Barbara Growth Fund

Nuveen Santa Barbara Growth Opportunities Fund

Core

Nuveen Santa Barbara Dividend Growth Fund

Nuveen Symphony Optimized Alpha Fund

Quantitative/Enhanced

Nuveen Enhanced Core Equity Fund

Nuveen Enhanced Mid-Cap Fund

Asset Allocation

Nuveen Growth Allocation Fund

Nuveen Moderate Allocation Fund

Nuveen Conservative Allocation Fund

Taxable Fixed Income

Nuveen Short Duration Bond Fund

Nuveen Multi-Strategy Income Fund

Nuveen High Yield Bond Fund

Nuveen Preferred Securities Fund

Municipal Bond

National Funds

Nuveen High Yield Municipal Bond Fund

Nuveen All-American Municipal Bond Fund

Nuveen Insured Municipal Bond Fund

Nuveen Intermediate Duration Municipal Bond Fund

Nuveen Limited Term Municipal Bond Fund

State Funds

Arizona	Louisiana	North Carolina
California[1]	Maryland	Ohio
Colorado	Massachusetts[2]	Pennsylvania
Connecticut	Michigan	Tennessee
Florida Preference	Missouri	Virginia
Georgia	New Jersey	Wisconsin
Kansas	New Mexico
Kentucky	New York[2]

Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen, NAM and HydePark. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds’ investments is available in the annual and semi-annual reports to shareholders. In the funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year. The funds’ most recent Statement of Additional Information, annual and semi-annual reports and certain other information are available free of charge by calling Nuveen at (800)257-8787, on the funds’ website at www.nuveen.com or through your financial advisor. Shareholders may call the toll free number above with any inquiries.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The funds are series of Nuveen Investment Trust, whose Investment Company Act file number is 811-07619.

1.	Long-term, insured long-term and high yield portfolios.
2.	Long-term and insured long-term portfolios.

MPR-ENHCM-1008D NA

Funds distributed by

Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 I (800) 257-8787 I www.nuveen.com

Filed pursuant to Rule 497(e) under the Securities Act of 1933

File No. 333-03715

October 31, 2008

NUVEEN INVESTMENT TRUST

333 West Wacker Drive

Chicago, Illinois 60606

Nuveen Multi-Manager Large-Cap Value Fund

Nuveen NWQ Multi-Cap Value Fund

Nuveen NWQ Large-Cap Value Fund

Nuveen NWQ Small/Mid-Cap Value Fund

Nuveen NWQ Small-Cap Value Fund

Nuveen Tradewinds Value Opportunities Fund

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to, and should be read in conjunction with, the Prospectus for Nuveen Multi-Manager Large-Cap Value Fund (the “Multi-Manager Large-Cap Fund”), Nuveen NWQ Multi-Cap Value Fund (the “Multi-Cap Fund”), Nuveen NWQ Large-Cap Value Fund (the “Large-Cap Fund”), Nuveen NWQ Small/Mid-Cap Value Fund (the “Small/Mid-Cap Fund”), Nuveen NWQ Small-Cap Value Fund (the “Small-Cap Fund”) and Nuveen Tradewinds Value Opportunities Fund (the “Value Opportunities Fund”) (individually, a “Fund,” and collectively, the “Funds”) dated October 31, 2008. A Prospectus may be obtained without charge from certain securities representatives, banks and other financial institutions that have entered into sales agreements with Nuveen Investments, LLC (“Nuveen”), or from a Fund, by written request to the applicable Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530, or by calling (800) 257-8787.

The audited financial statements for each Fund’s most recent fiscal year appear in the Fund’s Annual Report dated June 30, 2008; each is incorporated herein by reference and is available without charge by calling (800) 257-8787.

GENERAL INFORMATION

The Funds are series of Nuveen Investment Trust (the “Trust”), an open-end management investment company organized as a Massachusetts business trust on May 6, 1996. Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objectives and policies. The Multi-Manager Large-Cap Fund, Multi-Cap Fund, Small-Cap Fund and Value Opportunities Fund are diversified series of the Trust and the Large-Cap Fund and Small/Mid-Cap Fund are non-diversified series of the Trust. Currently, 13 series of the Trust are authorized and outstanding. Effective May 1, 2008, the Multi-Manager Large-Cap Fund (formerly, the Nuveen Large-Cap Value Fund) adopted its current name. Effective as of the close of business on December 6, 2002, the Multi-Cap Fund acquired the assets of PBHG Special Equity Fund (formerly, the PBHG New Perspective Fund) of PBHG Funds. In addition, effective as of the close of business on December 14, 2001, PBHG Special Equity Fund acquired the assets of NWQ Special Equity Portfolio of UAM Funds, Inc.

Certain matters under the Investment Company Act of 1940, as amended (the “1940 Act”), which must be submitted to a vote of the holders of the outstanding voting securities of a series shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting shares of each series affected by such matter.

INVESTMENT RESTRICTIONS

The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus for that Fund. A Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the Fund’s outstanding voting shares:

(1) Borrow money, except as permitted by the 1940 Act and exemptive orders granted under the 1940 Act.

(2) Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(3) Make loans except as permitted by the 1940 Act and exemptive orders granted under the 1940 Act.

(4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(5) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(6) Issue senior securities, except as permitted under the 1940 Act.

(7) Purchase the securities of any issuer if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of issuers whose principal business activities are in the same industry (except that this restriction shall not be applicable to securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof).

The following fundamental policy also applies to the Multi-Manager Large-Cap Fund, Multi-Cap Fund, Small-Cap Fund and Value Opportunities Fund:

(8) With respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the United States government or any agency or instrumentality thereof) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

The foregoing restrictions and limitations will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

For the purpose of applying the limitation set forth in restriction (8) above to municipal obligations an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. When a municipal obligation is insured by bond insurance, it shall not be considered a security that is issued or guaranteed by the insurer; instead, the issuer of such municipal obligation will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the assets that may be invested in municipal obligations insured by any given insurer.

The foregoing fundamental investment policies, together with the investment objective of each of the Funds and certain other policies specifically identified in the prospectus, cannot be changed without approval by holders of a “majority of the Fund’s outstanding voting shares.” As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if the holders of more than 50% of the Fund’s shares are present or represented by proxy, or (ii) more than 50% of the Fund’s shares, whichever is less.

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. A Fund may not:

(1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

(2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

(3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act and applicable state law.

(4) Enter into futures contracts or related options if more than 30% of the Fund’s net assets would be represented by such instruments or more than 5% of the Fund’s net assets would be committed to initial margin deposits and premiums on futures contracts and related options.

(5) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(6) Purchase securities when borrowings exceed 5% of its total assets. If due to market fluctuations or other reasons, the value of the Fund’s assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

(7) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

The Multi-Manager Large-Cap Fund, Multi-Cap Fund, Small-Cap Fund and Value Opportunities Fund may not:

(8) Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33 1/3% of the Fund’s total assets at the time of the borrowing or investment.

(9) Purchase the securities of any issuer (other than securities issued or guaranteed by domestic or non-U.S. governments or political subdivisions thereof) if, as a result, more than 5% of its net assets would be invested in the securities of issuers that, including predecessors or unconditional guarantors, have a record of less than three years of continuous operation. This policy does not apply to the Multi-Cap Fund or to the securities of pooled investment vehicles or mortgage or asset-backed securities.

The Multi-Manager Large-Cap Fund and the Large-Cap Fund have adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (the “Name Policy”) whereby the Multi-Manager Large-Cap Fund and the Large-Cap Fund, under normal market conditions, will invest at least 80% of their assets in equity securities of companies with large market capitalizations at the time of purchase. The Multi-Cap Fund has adopted the Name Policy whereby the Multi-Cap Fund, under normal market conditions, will invest at least 80% of its assets in equity securities of companies with large, medium and small capitalizations at the time of purchase. The Small/Mid-Cap Fund has adopted the Name Policy whereby the Small/Mid-Cap Fund, under normal market conditions, will invest at least 80% of its assets in equity securities of companies with medium and small capitalizations at the time of purchase. The Small-Cap Fund has adopted the Name Policy whereby the Small-Cap Fund, under normal market conditions, will invest at least 80% of its assets in equity securities of companies with small capitalizations at the time of purchase.

As a result, each of the Multi-Manager Large-Cap Fund, Large-Cap Fund, Multi-Cap Fund, Small/Mid-Cap Fund and Small-Cap Fund must provide shareholders with a notice meeting the requirement of Rule 35d-1(c) at least 60 days prior to any change of to either Fund’s Name Policy.

For purpose of the Name Policy, the Funds consider the term “investments” to include both direct investments and indirect investments (e.g., investments in an underlying fund, derivatives, and synthetic instruments with economic characteristics similar to the underlying asset), and the Funds may achieve exposure to a particular investment, industry, country or geographic region through direct investment or indirect investments.

INVESTMENT POLICIES AND TECHNIQUES

The following information supplements the discussion of the Funds’ investment objectives, policies, and techniques that appears in the Prospectus for the Funds.

Non-U.S. Securities

The Funds (except the Multi-Manager Large-Cap Fund) may invest in a variety of equity securities of non-U.S. companies non-U.S. securities. The Multi-Manager Large-Cap Fund may invest in non-U.S. equity securities that are U.S. dollar-denominated, including American Depositary Receipts (“ADRs”) and other types of depositary receipts. Investments in non-U.S. securities involve risks in addition to the usual risks inherent in domestic investments, including currency risk. The value of a non-U.S. security in U.S. dollars tends to decrease when the value of the U.S. dollar rises against the non-U.S. currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency.

Non-U.S. securities are affected by the fact that in many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. and companies may not be subject to uniform accounting, auditing and financial reporting standards. Other risks inherent in non-U.S. investments include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of non-U.S. brokers, securities markets and issuers; diplomatic developments; and political or social instability. Non-U.S. economies may differ favorably or unfavorably from the U.S. economy in various respects, and many non-U.S. securities are less liquid and their prices tend to be more volatile than comparable U.S. securities. From time to time, non-U.S. securities may be difficult to liquidate rapidly without adverse price effects.

The Funds (except the Multi-Manager Large-Cap Fund) may invest directly in non-U.S. securities that are denominated in non-U.S. currencies or in dollar-denominated securities of non-U.S. issuers. The Multi-Manager Large-Cap Fund may invest in non-U.S. securities by purchasing ADRs and other types of depositary receipts. The Multi-Cap Fund, Large-Cap Fund, Small/Mid-Cap Fund, Small-Cap Fund and Value Opportunities Fund may also invest in non-U.S. securities by purchasing depositary receipts, including ADRs, European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”), or

other securities representing indirect ownership interests in the securities of non-U.S. issuers. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designated for use in the U.S. securities markets, while EDRs and GDRs are typically in bearer form and may be denominated in non-U.S. currencies and are designed for use in European and other markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying non-U.S. security. ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs, EDRs and GDRs shall be treated as indirect non-U.S. investments. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. ADRs, EDRs and GDRs do not eliminate all of the risks associated with directly investing in the securities of non-U.S. issuers, such as changes in non-U.S. currency exchange rates. However, by investing in ADRs rather than directly in non-U.S. issuers’ stock, the Funds avoid currency risks during the settlement period. Some ADRs may not be sponsored by the issuer.

Other types of depositary receipts include American Depositary Shares (“ADSs”), Global Depositary Certificates (“GDCs”) and International Depositary Receipts (“IDRs”). ADSs are shares issued under a deposit agreement representing the underlying ordinary shares that trade in the issuer’s home market. An ADR, described above, is a certificate that represents a number of ADSs. GDCs and IDRs are typically issued by a non-U.S. bank or trust company, although they may sometimes also be issued by a U.S. bank or trust company. GDCs and IDRs are depositary receipts that evidence ownership of underlying securities issued by either a non-U.S. or a U.S. corporation.

Depositary receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the security underlying the receipt. An unsponsored facility may be established by a depositary without participation by the issuer of the security underlying the receipt. There are greater risks associated with holding unsponsored depositary receipts. For example, if a Fund holds an unsponsored depositary receipt, it will generally bear all of the costs of establishing the unsponsored facility. In addition, the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security. Whether a sponsored or unsponsored facility, there is no assurance that either would pass through to the holders of the receipts voting rights with respect to the deposited securities.

In considering whether to invest in the securities of a non-U.S. company, the portfolio manager considers such factors as the characteristics of the particular company, differences between economic trends, and the performance of securities markets within the U.S. and those within other countries. The portfolio manager also considers factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.

Securities transactions conducted outside the U.S. may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, non-U.S. securities, currencies and other instruments. The value of such positions also could be adversely affected by (i) other complex non-U.S. political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund’s ability to act upon economic events occurring in non-U.S. markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and the margin requirements than in the U.S., (v) currency exchange rate changes, and (vi) lower trading volume and liquidity.

Emerging Markets Risk: The Funds, except for the Multi-Manager Large-Cap Fund, may invest up to 10% of its net assets in companies located in emerging markets. Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. They generally do not have the level of market efficiency and strict standards in accounting and securities regulation to be on par with advanced economies, but emerging markets will typically have a physical financial infrastructure, including banks, a stock exchange and a unified currency. Emerging markets often experience faster economic growth as measured by GDP. Investments in emerging markets come with much greater risk due to political instability, domestic infrastructure problems, currency volatility and limited equity opportunities (many large companies may still be “state-run” or private). Also, local stock exchanges may not offer liquid markets for outside investors. All of the risks of investing in non-U.S. securities described above are heightened by investing in emerging markets countries.

Currency Risks. By investing in non-U.S. securities, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the non-U.S. currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value relative to a non-U.S. currency, a Fund’s investment in securities denominated in that currency will lose value because its currency is worth fewer U.S. dollars. On the other hand, when the value of the U.S. dollar falls relative to a non-U.S. currency, a Fund’s investments denominated in that currency will tend to increase in value because that currency is worth more U.S. dollars. The exchange rates between the U.S. dollar and non-U.S. currencies depend upon such factors as supply and demand in the currency exchange markets, international balance of payments, governmental intervention, speculation, and other economic and political conditions. Although a Fund values its assets daily in U.S. dollars, the Funds may not convert its holdings of non-U.S. currencies to U.S. dollars daily. A Fund may incur conversion costs when it converts its holdings to another currency. Non-U.S. exchange dealers may realize a profit on the difference between the price at which a Fund buys and sells currencies. The Funds will engage in non-U.S. currency exchange transactions in connection with its portfolio investments. The Funds will conduct their non-U.S. currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the non-U.S. currency exchange market or through forward contracts to purchase or sell non-U.S. contracts.

Cash Equivalents and Short-Term Investments

The Multi-Manager Large-Cap Fund may invest up to 5% of its total assets, and for temporary defensive purposes or to keep cash on hand fully invested, up to 100% of its total assets, in cash equivalents and short-term taxable fixed income securities. The Multi-Cap Fund, Small-Cap Fund and Value Opportunities Fund may invest up to 100%, the Large-Cap Fund and Small/Mid-Cap Fund may invest 50%, of their total assets, for temporary defensive purposes or to keep cash on hand fully invested, in cash equivalents and short-term taxable fixed income securities, from issuers having a long-term rating of at least A or higher by S&P, Moody’s or Fitch, and having a maturity of one year or less. The short-term taxable fixed income securities issuers shall have a long-term rating of at least A or higher by S&P, Moody’s or Fitch and having a maturity of one year or less. Short-term taxable fixed income securities are defined to include, without limitation, the following:

(1) Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. In addition, a Fund may invest in sovereign debt obligations of non-U.S. countries. A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which it may be subject.

(2) Each Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund’s 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit purchased by a Fund may not be fully insured.

(3) Each Fund may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

(4) Each Fund may invest in repurchase agreements which involve purchases of debt securities. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for a Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for a Fund to invest temporarily available cash. A Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers’ acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The portfolio manager monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The portfolio manager does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

(5) Each Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

(6) Each Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between a Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. The portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because a Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Multi-Manager Large-Cap, Multi-Cap Fund, Small-Cap Fund and Value Opportunities Fund may only invest in commercial paper rated A-1 or better by S&P, Prime-1 or higher by Moody’s or F2 or higher by Fitch. The Large-Cap Fund and Small/Mid-Cap Fund may only invest in commercial paper rated A-2 or better by S&P, Prime-2 or higher by Moody’s or F2 or higher by Fitch, or unrated commercial paper which is, in the opinion of the portfolio manager, of comparable quality.

Equity Securities

Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the Board.

Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

Convertible Securities. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted within a specified period of time (typically for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. They also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Convertible securities entitle the holder to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security generally is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a comparable nonconvertible fixed-income security). The investment value is determined by, among other things, reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock in the sense that its market value will not be influenced greatly by fluctuations in the market price of the underlying security into which it can be converted. Instead, the convertible security’s price will tend to move in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is significantly above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying stock. In that case, the convertible security’s price may be as volatile as that of the common stock. Because both interest rate and market movements can influence its value, a convertible security is not generally as sensitive to interest rates as a similar fixed-income security, nor is it generally as sensitive to changes in share price as its underlying stock.

A Fund’s investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid—that is, a Fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the Fund. A Fund’s investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. For issues where the conversion of the security is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertibles are often rated below investment-grade or are not rated, and therefore may be considered speculative investments. Companies that issue convertible securities are usually small to medium size, and accordingly carry the capitalization risks described in the Prospectus. In addition, the credit rating of a company’s convertible securities is generally lower than that of its conventional debt securities. Convertibles are normally considered “junior” securities—that is, the company usually must pay interest on its conventional corporate debt before it can make payments on its convertible securities. Some convertibles are particularly sensitive to interest rate changes when their predetermined conversion price is much higher than the issuing company’s common stock.

Over-the-Counter Market. The Funds may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility that limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which the Funds invest may not be as great as that of other securities and, if the Funds were to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

Initial Public Offerings (“IPO”). The Funds may invest a portion of their assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Funds with a small asset base. The impact of IPOs on the Funds’ performance likely will decrease as the Funds’ asset size increases, which could reduce each Fund’s total returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund’s asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses for a Fund, such as commissions and transaction costs. By selling shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund’s investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

General Risks of Investing in Stocks. While investing in stocks allows shareholders to participate in the benefits of owning a company, such shareholders must accept the risks of ownership. Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:

•	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;

•	Factors affecting an entire industry, such as increases in production costs; and

•	Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Small and Medium Market Capitalizations

Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in the Funds may be more suitable for long-term investors who can bear the risk of these fluctuations. The Funds may invest in securities of issuers with small or medium market capitalizations. Any investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid and subject to more abrupt or erratic market movements than securities of larger, more established companies.

Hedging Strategies

General Description of Hedging Strategies

Each Fund may utilize a variety of financial instruments, including options, futures contracts (sometimes referred to as “futures”), forward contracts, options and swaps to attempt to hedge a Fund’s holdings.

Derivative hedges are generally used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Such instruments may also be used to “lock-in” realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. A Fund may also use derivative instruments to manage the risks of its assets. Risk management strategies include, but are not limited to, facilitating the sale of securities, managing the effective maturity or duration of debt obligations, establishing a position in the derivatives markets as a substitute for buying or selling certain securities or creating or altering exposure to certain asset classes, such as debt and non-U.S. securities. The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way for a Fund to invest than would “traditional” securities (i.e., stocks or bonds). The use of hedging instruments is subject to applicable regulations of the Securities and Exchange Commission (the “SEC”), the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the “CFTC”) and various state regulatory authorities. In addition, a Fund’s ability to use hedging instruments will be limited by tax considerations.

General Limitations on Futures and Options Transactions

The Trust has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” with the CFTC and the National Futures Association (“NFA”), which regulate trading in the futures markets. As a result of the Trust’s filing with the CFTC and the NFA, the Trust, its officers and directors are not subject to the registration requirements of the Commodity Exchange Act, as amended (the “CEA”) and are not subject to regulation as commodity pool operators under the CEA. The Trust reserves the right to engage in transactions involving futures and options thereon to the extent allowed by CFTC regulations in effect from time to time and in accordance with the Trust’s policies.

The foregoing limitations are not fundamental policies of a Fund and may be changed without shareholder approval as regulatory agencies permit. Various exchanges and regulatory authorities have undertaken reviews of options and futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for futures and options transactions and proposals to increase the margin requirements for various types of futures transactions.

Asset Coverage for Futures and Options Positions

Each Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and futures positions by registered investment companies and, if the guidelines so require, will set aside cash, U.S. government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Certain Considerations Regarding Options

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs for a Fund.

Federal Income Tax Treatment of Options

In the case of transactions involving “nonequity options,” as defined in Section 1256 of the Internal Revenue Code (the “Code”), the Funds will treat any gain or loss arising from the lapse, closing out or exercise of such positions as 60% long-term and 40% short-term capital gain or loss as required by Section 1256 of the Code. In addition, such positions must be marked-to-market as of the last business day of the year, and gain or loss must be recognized for federal income tax purposes in accordance with the 60%/40% rule discussed above even though the position has not been terminated. A “nonequity option” generally includes an option with respect to any group of stocks or a stock index unless the value of the option is determined directly or indirectly by reference to any stock or any narrow-based security index (as defined in the Securities Exchange Act of 1934). If such an option is part of a “mixed straddle” under Code Section 1256, a Fund may be able to make certain elections to avoid this requirement. If an option is treated as part of a straddle under the Code, a Fund may be required to defer capital loses it would otherwise recognize.

Stock Index Options

Each Fund may (i) purchase stock index options for any purpose, (ii) sell stock index options in order to close out existing positions, and/or (iii) write covered options on stock indexes for hedging purposes. Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

A stock index fluctuates with changes in the market values of the stock included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500 or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100. Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges: the Chicago Board of Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

A Fund’s use of stock index options is subject to certain risks. Successful use by a Fund of options on stock indexes will be subject to the ability of the portfolio managers to correctly predict movements in the direction of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes. It is also possible that there may be a negative correlation between the index and a Fund’s securities which would result in a loss on both such securities and the options on stock indexes acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based. Options transactions may result in significantly higher transaction costs for the Fund.

Futures Contracts

Each Fund may enter into futures contracts (hereinafter referred to as “Futures Contracts”), including index futures as a hedge against movements in the equity markets, in order to establish more definitely the effective return on securities held or intended to be acquired by a Fund or for other purposes permissible under the CEA. A Fund’s hedging may include sales of futures as an offset against the effect of expected declines in stock prices and purchases of futures as an offset against the effect of expected increases in stock prices. A Fund will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized; if it is more, a loss will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

Margin is the amount of funds that must be deposited by a Fund with its custodian in a segregated account in the name of the futures commission merchant in order to initiate futures trading and to maintain the Fund’s open positions in Futures Contracts. A margin deposit is intended to ensure a Fund’s performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset value, a Fund will mark to market the current value of its open Futures Contracts. The Funds expect to earn interest income on their margin deposits.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the

Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

Most U.S. futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a Futures position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund’s net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

A public market exists in Futures Contracts covering a number of indexes, including, but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ-100 Index, the Value Line Composite Index and the New York Stock Exchange Composite Index.

Options on Futures

Each Fund may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return of the premium paid, to assume a long position (call) or short position (put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

Each Fund may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which a Fund uses put and call options on securities or indexes. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indexes so as to hedge a Fund’s securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the Futures Contract. If the futures price at expiration of a written call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s holdings of securities. If the futures price when the option is exercised is above the exercise price, however, a Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities a Fund intends to acquire.

As with investments in Futures Contracts, a Fund is required to deposit and maintain margin with respect to put and call options on Futures Contracts written by it. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund. A Fund will set aside in a segregated account at the Fund’s custodian liquid assets, such as cash, U.S. government securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation.

The risks associated with the use of options on Futures Contracts include the risk that a Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. A Fund’s successful use of options on Futures Contracts depends on the Fund’s portfolio managers’ ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option.

For additional information, see “Futures Contracts.” Certain characteristics of the futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because of initial margin deposit requirements in futures markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading,” and other investment strategies might result in temporary price distortions.

Federal Income Tax Treatment of Futures Contracts

For federal income tax purposes, each Fund is required to recognize as income for each taxable year its net unrealized gains and losses on certain Futures Contracts as of the end of the year, as well as gains and losses actually realized during the year. Except for transactions that are classified as part of a “mixed straddle” under Code Section 1256, any gain or loss recognized with respect to certain Futures Contracts is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Futures Contract. If such a Futures Contract is part of a “mixed straddle” under Code Section 1256, the Fund may be able to make certain elections to avoid this requirement.

Each Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund’s fiscal year) on Futures transactions. Such distributions will be combined with distributions of capital gains realized on a Fund’s other investments and shareholders will be advised of the nature of the payments.

Risks and Special Considerations Concerning Derivatives

The use of derivative instruments involves certain general risks and considerations as described below. The specific risks pertaining to certain types of derivative instruments are described below:

(1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager’s ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio manager’s judgment that the derivative transaction will provide value to the applicable Fund and its shareholders and is consistent with the Fund’s objective, investment limitations, and operating policies. In making such a judgment, the portfolio manager will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund’s overall investments and investment objective.

(2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or OTC derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, a Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. A Fund will enter into transactions in derivative instruments only with counterparties that their respective portfolio manager reasonably believes are capable of performing under the contract.

(3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

(4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. A Fund might be required by applicable regulatory requirements to maintain assets as “cover,” maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair a Fund’s ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

(5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6) Systemic or “Interconnection” Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Non-U.S. Hedging Instruments

Non-U.S. Currency Transactions. Each Fund may engage in non-U.S. currency forward contracts, options, and futures transactions. A Fund will enter into non-U.S. currency transactions for hedging and other permissible risk management purposes only. Non-U.S. currency futures and options contracts are traded in the U.S. on regulated exchanges such as the Chicago Mercantile Exchange, the Mid-America Commodities Exchange, and the Philadelphia Stock Exchange. If a Fund invests in a currency futures or options contract, it must make a margin deposit to secure performance of such contract. With respect to investments in currency futures contracts, a Fund may also be required to make a variation margin deposit because the value of futures contracts fluctuates from purchase to maturity. In addition, a Fund may segregate assets to cover its futures contracts obligations.

Forward Non-U.S. Currency Exchange Contracts. Each Fund may enter into forward non-U.S. currency exchange contracts. Forward non-U.S. currency exchange contracts may limit potential gains that could result from a positive change in such currency relationships. The portfolio manager believes that it is important to have the flexibility to enter into forward non-U.S. currency exchange contracts whenever it determines that it is in a Fund’s best interest to do so. The Funds will not speculate in non-U.S. currency exchange.

A Fund will not enter into forward non-U.S. currency exchange contracts or maintain a net exposure in such contracts that it would be obligated to deliver an amount of non-U.S. currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a “cross-hedge,” denominated in a currency or currencies that the portfolio manager believes will tend to be closely correlated with that currency with regard to price movements. Generally, a Fund will not enter into a forward non-U.S. currency exchange contract with a term longer than one year.

Non-U.S. Currency Options. A non-U.S. currency option provides the option buyer with the right to buy or sell a stated amount of non-U.S. currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency. When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

A call option on non-U.S. currency generally rises in value if the underlying currency appreciates in value, and a put option on a non-U.S. currency generally rises in value if the underlying currency depreciates in value. Although purchasing a non-U.S. currency option can protect a Fund against an adverse movement in the value of a non-U.S. currency, the option will not limit the movement in the value of such currency. For example, if a Fund held securities denominated in a non-U.S. currency that was appreciating and had purchased a non-U.S. currency put to hedge against a decline in the value of the currency, a Fund would not have to exercise its put option. Likewise, if a Fund entered into a contract to purchase a security denominated in non-U.S. currency and, in conjunction with that purchase, purchased a non-U.S. currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, a Fund would not have to exercise its call. Instead, a Fund could acquire in the spot market the amount of non-U.S. currency needed for settlement.

Special Risks Associated with Non-U.S. Currency Options. Buyers and sellers of non-U.S. currency options are subject to the same risks that apply to options generally. In addition, there are certain risks associated with non-U.S. currency options. The markets in non-U.S. currency options are relatively new, and a Fund’s ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although a Fund will not purchase or write such options unless and until, in the opinion of the portfolio manager, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

In addition, options on non-U.S. currencies are affected by all of those factors that influence non-U.S. exchange rates and investments generally. The value of a non-U.S. currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a non-U.S. security. Because non-U.S. currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of non-U.S. currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying non-U.S. currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for non-U.S. currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in non-U.S. currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Non-U.S. Currency Futures Transactions. By using non-U.S. currency futures contracts and options on such contracts, the Fund may be able to achieve many of the same objectives as it would through the use of forward non-U.S. currency exchange contracts. A Fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward non-U.S. currency exchange contracts.

Special Risks Associated with Non-U.S. Currency Futures Contracts and Related Options. Buyers and sellers of non-U.S. currency futures contacts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with non-U.S. currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

Options on non-U.S. currency futures contracts may involve certain additional risks. Trading options on non-U.S. currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, a Fund will not purchase or write options on non-U.S. currency futures contracts unless and until, in the opinion of its portfolio manager, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying non-U.S. currency futures contracts. Compared to the purchase or sale of non-U.S. currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

Swaps, Caps, Collars and Floors

Swap Agreements

A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, non-U.S. currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the agreement.

Equity Swaps. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

Interest Rate Swaps. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “fixed-for floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

Currency Swaps. A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in non-U.S. exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Credit Default Swaps. A credit default swap is similar to an insurance contract in that it provides the buyer with protection against specific risks. Most often, corporate bond investors buy credit default swaps for protection against a default by the issuer of the corporate bond, but these flexible instruments can be used in many ways to customize exposure to corporate credit. Credit default swap agreements can mitigate risks in bond investing by transferring a given risk from one party to another without transferring the underlying bond or other credit asset. In a credit default swap agreement, one party “sells” risk and the counterparty “buys” that risk. The “seller” of credit risk, who also tends to own the underlying credit asset, pays a periodic fee to the risk “buyer.” In return, the risk “buyer” agrees to pay the “seller” a set amount if there is a default, or a credit event.

A Fund’s use of credit default swap agreements exposes the Fund to additional risks, including but not limited to, the credit and liquidity risk of a counterparty. If the credit quality of any such counterparty deteriorates, such counterparty may default on its obligations to make payments under the swap agreement. A Fund may also be exposed to liquidity risk because the market for credit default swaps are relatively illiquid and the Fund will generally not be permitted to terminate or assign its credit default swaps without the consent of the related counterparty and accordingly may not be able to terminate or assign such credit default swaps in a timely fashion and for a fair price, potentially restricting its ability to take advantage of market opportunities.

Caps, Collars and Floors

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Other Investment Policies and Techniques

Delayed-Delivery Transactions

Each Fund may from time to time purchase securities on a “when-issued” or other delayed-delivery basis. The price of securities purchased on a when-issued basis is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, no payment is made by a Fund to the issuer and no interest is accrued on debt securities or dividend income is earned on equity securities. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of a Fund’s other assets. While when-issued securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Funds do not believe that net asset value will be adversely affected by purchases of securities on a when-issued basis.

Each Fund will maintain in a segregated account cash, U.S. government securities and high grade liquid debt securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for when-issued securities, each Fund will meet its obligations from then available cash flow, sale of the securities held in the separate account (described above), sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than each Fund’s payment obligation).

Illiquid Securities

Each Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund’s net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to the investment adviser of the Funds the day-to-day determination of the illiquidity of any security held by a Fund, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed the investment adviser of the Funds to look to such factors as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at a fair value as determined in good faith by the Board of Trustees or its delegate. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Short Sales Against the Box

When a Fund’s portfolio manager believes that the price of a particular security held by a Fund may decline, it may make “short sales against the box” to hedge the unrealized gain on such security. Selling short against the box involves selling a security which a Fund owns for delivery at a specified date in the future. The Funds will limit their transactions in short sales against the box to 5% their net assets. If, for example, a Fund bought 100 shares of ABC at $40 per share in January and the price appreciates to $50 in March, the Fund might “sell short” the 100 shares at $50 for delivery the following July. Thereafter, if the price of the stock declines to $45, it will realize the full $1,000 gain rather than the $500 gain it would have received had it sold the stock in the market. On the other hand, if the price appreciates to $55 per share, the Fund would be required to sell at $50 and thus receive a $1,000 gain rather than the $1,500 gain it would have received had it sold the stock in the market. A Fund may also be required to pay a premium for short sales which would partially offset any gain.

Warrants

The Funds may invest in warrants if, after giving effect thereto, not more than 5% of their net assets will be invested in warrants other than warrants acquired in units or attached to other securities. Of such 5%, not more than 2% of its assets at the time of purchase may be invested in warrants that are not listed on the New York Stock Exchange. Investing in warrants is purely speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities but only the right to buy them. Warrants are issued by the issuer of the security, which may be purchased on their exercise. The prices of warrants do not necessarily parallel the prices of the underlying securities.

Lending of Portfolio Securities

Each Fund may lend its portfolio securities, up to 33 1/3% of its total assets, to broker-dealers or institutional investors. The loans will be secured continuously by collateral at least equal to the value of the securities lent by “marking to market” daily. A Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent and will retain the right to call, upon notice, the lent securities. A Fund may also receive interest on the investment of the collateral or a fee from the borrower as compensation for the loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to firms deemed by the portfolio manager to be of good standing.

Investment Companies

Each Fund may invest in shares of other investment companies to the extent permitted by the 1940 Act. Such companies include open-end funds, closed-end funds, exchange-traded funds (“ETFs”) and unit investment trusts. A Fund may invest in certain ETFs in excess of the limits imposed by the 1940 Act pursuant to exemptive orders obtained from the SEC by certain ETFs and their sponsors. Investing in another investment company subjects a Fund to the same risks associated with investing in the securities held by the applicable investment company. In addition, the benefit of investing in another investment company is largely dependent on the skill of the investment adviser of the underlying company and whether the associated fees and costs involved with investing in such company are offset by the potential gains. Investing in another investment company, including those affiliated with a Fund or its investment adviser, may subject the Fund to overlapping fees and expenses that may be payable to the adviser or its affiliates.

MANAGEMENT

The management of the Trust, including general supervision of the duties performed for the Funds under the Management Agreement, is the responsibility of the Board of Trustees. The number of trustees of the Trust is nine, one of whom is an “interested person” (as the term “interested person” is defined in the 1940 Act) and eight of whom are not interested persons (referred to herein as “independent trustees”). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Nuveen or its affiliates. The names, business addresses and birthdates of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

Name, Business Address and Birthdate	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees:

Robert P. Bremner 333 West Wacker Drive Chicago, IL 60606 (8/22/40)	Chairman of the Board and Trustee	Term—Indefinite* Length of service— Since 2003	Private Investor and Management Consultant.	186	N/A

Jack B. Evans 333 West Wacker Drive Chicago, IL 60606 (10/22/48)	Trustee	Term—Indefinite* Length of service— Since 2003	President, The Hall-Perrine Foundation, a private philanthropic corporation (since 1996); Director and Vice Chairman, United Fire Group, a publicly held company; Member of the Board of Regents for the State of Iowa University System; Director, Gazettte Companies; Life Trustee of Coe College and Iowa College Foundation; Member of the Advisory Council of the Department of Finance in the Tippie College of Business, University of Iowa; formerly, Director, Alliant Energy; formerly, Director, Federal Reserve Bank of Chicago; formerly, President and Chief Operating Officer, SCI Financial Group, Inc., a regional financial services firm.	186	See Principal Occupation description

Name, Business Address and Birthdate	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

William C. Hunter 333 West Wacker Drive Chicago, IL 60606 (3/6/48)	Trustee	Term—Indefinite* Length of service— Since 2004	Dean, Tippie College of Business, University of Iowa (since July 2006); Director (since 1997), Credit Research Center at Georgetown University; Director (since 2004) of Xerox Corporation; Director, SS&C Technologies, Inc. (May 2005-October 2005); formerly, Dean and Distinguished Professor of Finance, School of Business at the University of Connecticut (2003-2006); previously, Senior Vice President and Director of Research at the Federal Reserve Bank of Chicago (1995-2003).	186	See Principal Occupation description

David J. Kundert 333 West Wacker Drive Chicago, IL 60606 (10/28/42)	Trustee	Term—Indefinite* Length of service—Since 2005	Director, Northwestern Mutual Wealth Management Company; retired (since 2004) as Chairman, JPMorgan Fleming Asset Management, President and CEO, Banc One Investment Advisors Corporation, and President, One Group Mutual Funds; prior thereto, Executive Vice President, Bank One Corporation and Chairman and CEO, Banc One Investment Management Group; Board of Regents, Luther College; member of the Wisconsin Bar Association; member of Board of Directors, Friends of Boerner Botanical Gardens; Member of Investment Committee, Greater Milwaukee Foundation.	186	See Principal Occupation description

William J. Schneider 333 West Wacker Drive Chicago, IL 60606 (9/24/44)	Trustee	Term—Indefinite* Length of service—Since 2003	Chairman, formerly, Senior Partner and Chief Operating Officer (retired 2004) of Miller-Valentine Partners Ltd., a real estate investment company; Director, Dayton Development Coalition; formerly, Member, Business Advisory Council, Cleveland Federal Reserve Bank.	186	See Principal Occupation description

Name, Business Address and Birthdate	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Judith M. Stockdale 333 West Wacker Drive Chicago, IL 60606 (12/29/47)	Trustee	Term—Indefinite* Length of service—Since 2003	Executive Director, Gaylord and Dorothy Donnelley Foundation (since 1994); prior thereto, Executive Director, Great Lakes Protection Fund (from 1990 to 1994).	186	N/A

Carole E. Stone 333 West Wacker Drive Chicago, IL 60606 (6/28/47)	Trustee	Term—Indefinite* Length of service— Since 2007	Director, Chicago Board Options Exchange (since 2006); Commissioner, New York State Commission on Public Authority Reform (since 2005); formerly, Director, New York State Division of the Budget (2000-2004), Chair, Public Authorities Control Board (2000-2004) and Director, Local Government Assistance Corporation (2000-2004); Chair, New York Racing Association Oversight Board (2005-2007).	186	See Principal Occupation description

Terence J. Toth 333 West Wacker Drive Chicago, IL 60606 (9/29/59)	Trustee	Term—Indefinite* Length of service— Since 2008	Private Investor (since 2007); CEO and President, Northern Trust Investments (2004-2007); Executive Vice President, Quantitative Management & Securities Lending (2000-2004); prior thereto, various positions with Northern Trust Company (since 1994); Member: Goodman Theatre Board (since 2004); Chicago Fellowship Board (since 2005), University of Illinois Leadership Council Board (since 2007) and Catalyst Schools of Chicago Board (since 2008); formerly Member: Northern Trust Mutual Funds Board (2005-2007), Northern Trust Japan Board (2004-2007), Northern Trust Securities Inc. Board (2003-2007) and Northern Trust Hong Kong Board (1997-2004).	186	N/A

Name, Business Address and Birthdate	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustee:

John P. Amboian** 333 West Wacker Drive Chicago, IL 60606 (6/14/61)	Trustee	Term—Indefinite* Length of service— Since 2008	Chief Executive Officer (since July 2007) and Director (since 1999) of Nuveen Investments, Inc.; Chief Executive Officer (since 2007) of Nuveen Asset Management, Rittenhouse Asset Management, Nuveen Investments Advisors, Inc.; formerly, President (1999-2004) of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.***	186	See Principal Occupation description

*	Trustees serve an indefinite term until his/her successor is elected.
**	Mr. Amboian is an “interested person” of the Trust, as defined in the 1940 Act, by reason of his positions with Nuveen Investments, Inc. (“Nuveen Investments”) and certain of its subsidiaries.
***	Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management (“NAM”), effective January 1, 2005.

Name, Business Address and Birthdate	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Officer

Officers of the Trust:

Gifford R. Zimmerman 333 West Wacker Drive Chicago, IL 60606 (9/9/56)	Chief Administrative Officer	Term—Until July 2009 Length of Service— Since 1996	Managing Director (since 2002), Assistant Secretary and Associate General Counsel of Nuveen Investments, LLC; Managing Director (since 2002) and Assistant Secretary and Associate General Counsel of Nuveen Asset Management; Managing Director (since 2004) and Assistant Secretary (since 1994) of Nuveen Investments, Inc.; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC (since 2002); Vice President and Assistant Secretary of Nuveen Investments Advisers Inc. (since 2002); Managing Director, Associate General Counsel and Assistant Secretary of Rittenhouse Asset Management, Inc. and Symphony Asset Management LLC (since 2003); Vice President and Assistant Secretary of Tradewinds Global Investors, LLC and Santa Barbara Asset Management, LLC (since 2006), and Nuveen HydePark Group, LLC and Nuveen Investment Solutions, Inc. (since 2007); formerly, Managing Director (2002-2004), General Counsel (1998-2004) and Assistant Secretary of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*; Chartered Financial Analyst.	186

Michael T. Atkinson 333 West Wacker Drive Chicago, IL 60606 (2/3/66)	Vice President	Term—Until July 2009 Length of Service— Since 2000	Vice President (since 2002) of Nuveen Investments, LLC.	186

Alan A. Brown 333 West Wacker Drive Chicago, IL 60606 (8/1/62)	Vice President	Term—Until July 2009 Length of Service—Since 2007	Executive Vice President, Nuveen Investments, Inc.; Executive Vice President, Mutual Funds, Nuveen Investments, LLC, (since 2005), formerly, Managing Director and Chief Marketing Officer (2001-2005).	66

Lorna C. Ferguson 333 West Wacker Drive Chicago, IL 60606 (10/24/45)	Vice President	Term—Until July 2009 Length of Service— Since 1998	Managing Director (since 2004), formerly, Vice President of Nuveen Investments, LLC, Managing Director (since 2005) of Nuveen Asset Management; formerly, Managing Director (2004-2005) and Vice President (1998-2004) of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*	186

Stephen D. Foy 333 West Wacker Drive Chicago, IL 60606 (5/31/54)	Vice President and Controller	Term—Until July 2009 Length of Service— Since 1997	Vice President (since 1993) and Funds Controller (since 1998) of Nuveen Investments, LLC; formerly, Vice President and Funds Controller (1998-2004) of Nuveen Investments, Inc.; Certified Public Accountant.	186

Name, Business Address and Birthdate	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Officer

Walter M. Kelly 333 West Wacker Drive Chicago, IL 60606 (2/24/70)	Vice President and Chief Compliance Officer	Term—Until July 2009 Length of Service— Since 2003	Senior Vice President (since 2008), formerly, Vice President, formerly, Assistant Vice President and Assistant General Counsel (2003-2006) of Nuveen Investments, LLC; Senior Vice President (since 2008) and Assistant Secretary (since 2003), formerly, Vice President (2006-2008) of Nuveen Asset Management; previously, Assistant Vice President and Assistant Secretary of the Nuveen Funds (2003-2006).	186

David J. Lamb 333 West Wacker Drive Chicago, IL 60606 (3/22/63)	Vice President	Term—Until July 2009 Length of Service— Since 2000	Vice President (since 2000) of Nuveen Investments, LLC; Certified Public Accountant.	186

Tina M. Lazar 333 West Wacker Drive Chicago, IL 60606 (8/27/61)	Vice President	Term—Until July 2009 Length of Service— Since 2002	Vice President of Nuveen Investments, LLC (since 1999).	186

Larry W. Martin 333 West Wacker Drive Chicago, IL 60606 (7/27/51)	Vice President and Assistant Secretary	Term—Until July 2009 Length of Service— Since 1996	Vice President, Assistant Secretary and Assistant General Counsel of Nuveen Investments, LLC; Vice President (since 2005) and Assistant Secretary of Nuveen Investments, Inc.; Vice President (since 2005) and Assistant Secretary (since 1997) of Nuveen Asset Management; Vice President (since 2000), Assistant Secretary and Assistant General Counsel (since 1998) of Rittenhouse Asset Management, Inc.; Vice President and Assistant Secretary of Nuveen Investments Advisers Inc. (since 2002), NWQ Investment Management Company, LLC, Symphony Asset Management, LLC. (since 2003), Tradewinds Global Investors, LLC, Santa Barbara Asset Management LLC (since 2006), Nuveen HydePark Group, LLC and Nuveen Investment Solutions, Inc. (since 2007); formerly, Vice President and Assistant Secretary of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*	186

Name, Business Address and Birthdate	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Officer

Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606 (3/26/66)	Vice President and Secretary	Term—Until July 2009 Length of Service—Since 2007	Managing Director (since 2008), formerly, Vice President (2007-2008) of Nuveen Investments, LLC; Managing Director (since 2008), Vice President and Assistant Secretary (since 2007) of Nuveen Asset Management and Rittenhouse Asset Management, Inc.; Vice President and Assistant Secretary of Nuveen Investment Advisers Inc., Nuveen Investment Institutional Services Group LLC, NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, NWQ Holdings, LLC, Symphony Asset Management LLC, Santa Barbara Asset Management, LLC, Nuveen HydePark Group, LLC and Nuveen Investment Solutions, Inc.; prior thereto, Partner, Bell, Boyd & Lloyd LLP (1997-2007).	186

John V. Miller 333 West Wacker Drive Chicago, IL 60606 (4/10/67)	Vice President	Term—Until July 2009 Length of Service—Since 2007	Managing Director (since 2007), formerly, Vice President (2002-2007) of Nuveen Asset Management and Nuveen Investments, LLC; Chartered Financial Analyst.	186

Christopher M. Rohrbacher 333 West Wacker Drive Chicago, IL 60606 (8/1/71)	Vice President and Assistant Secretary	Term—Until July 2009 Length of Service—Since 2008	Vice President and Assistant Secretary of Nuveen Investments, LLC (since 2008); Vice President and Assistant Secretary of Nuveen Asset Management (since 2008); prior thereto, Associate, Skadden, Arps, Slate Meagher & Flom LLP (2002-2008).	186

James F. Ruane 333 W. Wacker Drive Chicago, IL 60606 (7/3/62)	Vice President and Assistant Secretary	Term—Until July 2009 Length of Service—Since 2007	Vice President of Nuveen Investments, LLC (since 2007); prior thereto, Partner (2005-2007), formerly, senior tax manager (2002-2005), Deloitte & Touche USA LLP; Certified Public Accountant.	186

John S. White 333 West Wacker Drive Chicago, IL 60606 (5/12/67)	Vice President	Term—Until July 2009 Length of Service—Since 2007	Vice President (since 2006) of Nuveen Investments, LLC, formerly, Assistant Vice President (since 2002); Lieutenant Colonel (since 2007), United States Marine Corps Reserve, formerly, Major (since 2001).	66

Mark L. Winget 333 West Wacker Drive Chicago, IL 60606 (12/21/68)	Vice President and Assistant Secretary	Term—Until July 2009 Length of Service—Since 2008	Vice President and Assistant Secretary of Nuveen Investments, LLC (since 2008); Vice President and Assistant Secretary of Nuveen Asset Management (since 2008); prior thereto, Counsel, Vedder Price P.C. (1997-2007).	186

*	Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into NAM effective January 1, 2005.

The trustees of the Trust are directors or trustees, as the case may be, of 66 Nuveen-sponsored open-end funds (the “Nuveen Mutual Funds”) and 120 Nuveen-sponsored closed-end funds (collectively with the Nuveen Mutual Funds, the “Nuveen Funds”).

Compensation

The following table shows, for each independent trustee, (1) the aggregate compensation, including deferred amounts, paid by the Trust for its fiscal year ended June 30, 2008, (2) the amount of total compensation each trustee elected to defer from the Trust for its fiscal year ended June 30, 2008 and (3) the total compensation paid to each trustee by the Nuveen fund complex during the fiscal year ended June 30, 2008. The Trust has no retirement or pension plans.

Name of Trustee	Aggregate Compensation From the Trust[1]	Amount of Total Compensation that Has Been Deferred[2]	Total Compensation From Funds and Fund Complex Paid to Trustees[3]
Robert P. Bremner	$8,416	$975	$220,594
Jack B. Evans	7,906	1,539	207,941
William C. Hunter	5,980	5,078	158,369
David J. Kundert	6,383	5,356	168,558
William J. Schneider	6,904	5,852	182,228
Judith M. Stockdale	6,958	2,274	184,243
Carole E. Stone	6,675	—	176,250
Terence J. Toth[4]	—	—	—

[1]	The compensation paid, including deferred amounts, to the independent trustees for the fiscal year ended June 30, 2008 for services to the Trust.

[2]

Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.

[3]	Based on the compensation paid (including any amounts deferred) to the trustees for the one year period ending June 30, 2008 for services to the Nuveen Funds.

[4]	Mr. Toth was appointed to the Board of Trustees of the Trust, effective July 1, 2008.

Prior to January 1, 2008, for their services with respect to all Nuveen Funds, independent trustees received a $95,000 annual retainer plus (a) a fee of $3,000 per day for attendance in person or by telephone at a regularly scheduled meeting of the Board of Trustees; (b) a fee of $2,000 per meeting for attendance in person or by telephone where in-person attendance was required and $1,500 per meeting for attendance by telephone or in person where in-person attendance was not required at a special, non-regularly scheduled board meeting; (c) a fee of $1,500 per meeting for attendance in person or by telephone at an Audit Committee meeting; (d) a fee of $1,500 per meeting for attendance in person or by telephone at a regularly scheduled Compliance, Risk Management and Regulatory Oversight Committee meeting; (e) a fee of $1,500 per meeting for attendance in person at a non-regularly scheduled Compliance, Risk Management and Regulatory Oversight Committee meeting where in-person attendance was required and $1,000 per meeting for attendance by telephone or in person where in-person attendance was not required, except that the chairperson of the Compliance, Risk Management and Regulatory Oversight Committee could at any time designate a non-regularly scheduled meeting of the committee as an in-person meeting for the purposes of fees to be paid; (f) a fee of $1,000 per meeting for attendance in person or by telephone for a meeting of the Dividend Committee; and (g) a fee of $500 per meeting for attendance in person at all other committee meetings (including shareholder meetings) on a day on which no regularly scheduled board meeting was held in which in-person attendance was required and $250 per meeting for attendance by telephone or in person at such committee meetings (excluding shareholder meetings) where in-person attendance is not required and $100 per meeting when the Executive Committee acted as pricing committee for IPOs, plus, in each case, expenses incurred in attending such meetings. In addition to the payments described above, the

Lead Independent Trustee (whose position was changed to Chairman of the Board of Trustees subsequent to January 1, 2008) received $25,000, the chairpersons of the Audit Committee and the Compliance, Risk Management and Regulatory Oversight Committee received $7,500 and the chairperson of the Nominating and Governance Committee received $5,000 as additional retainers to the annual retainer paid to such individuals. Independent trustees also received a fee of $2,000 per day for site visits to entities that provide services to the Nuveen Funds on days on which no regularly scheduled board meeting was held. When ad hoc committees were organized, the Nominating and Governance Committee at the time of formation determined compensation to be paid to the members of such committee; however, in general, such fees were $1,000 per meeting for attendance in person at any ad hoc committee meeting where in-person attendance was required and $500 per meeting for attendance by telephone or in person at such meetings where in-person attendance was not required. The annual retainer, fees and expenses were allocated among the Nuveen Funds on the basis of relative net asset sizes, although fund management could, in its discretion, establish a minimum amount to be allocated to each fund.

Effective January 1, 2008, independent trustees receive a $100,000 annual retainer plus (a) a fee of $3,250 per day for attendance in person or by telephone at a regularly scheduled meeting of the Board of trustees; (b) a fee of $2,500 per meeting for attendance in person where such in-person attendance is required and $1,500 per meeting for attendance by telephone or in person where in-person attendance is not required at a special, non-regularly scheduled board meeting; (c) a fee of $2,000 per meeting for attendance in person or by telephone at an Audit Committee meeting; (d) a fee of $2,000 per meeting for attendance in person at a Compliance, Risk Management and Regulatory Oversight Committee meeting where in-person attendance is required and $1,000 per meeting for attendance (e) a fee of $1,000 per meeting for attendance in person or by telephone for a meeting of the Dividend Committee; and (f) a fee of $500 per meeting for attendance in person at all other committee meetings (including shareholder meetings) on a day on which no regularly scheduled board meeting is held in which in-person attendance is required and $250 per meeting for attendance by telephone or in person at such committee meetings (excluding shareholder meetings) where in-person attendance is not required and $100 per meeting when the Executive Committee acts as pricing committee for IPOs, plus, in each case, expenses incurred in attending such meetings. In addition to the payments described above, the Chairman of the Board of Trustees receives $50,000, the chairpersons of the Audit Committee and the Compliance, Risk Management and Regulatory Oversight Committee receive $7,500 and the chairperson of the Nominating and Governance Committee receives $5,000 as additional retainers. Independent trustees also receive a fee of $2,500 per day for site visits to entities that provide services to the Nuveen Funds on days on which no regularly scheduled board meeting is held. When ad hoc committees are organized, the Nominating and Governance Committee will at the time of formation determine compensation to be paid to the members of such committee; however, in general, such fees will be $1,000 per meeting for attendance in person at any ad hoc committee meeting where in-person attendance is required and $500 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required. The annual retainer, fees and expenses are allocated among the Nuveen Funds on the basis of relative net asset, although fund management may, in its discretion, establish a minimum amount to be allocated to each fund.

The Trust does not have a retirement or pension plan. The Trust has a deferred compensation plan (the “Plan”) that permits any independent trustee to elect to defer receipt of all or a portion of his or her compensation as an independent trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee’s deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen Funds. At the time for commencing distributions from a trustee’s deferral account, the independent trustee may elect to receive distributions in a lump sum or over a period of five years. The Trust will not be liable for any other fund’s obligations to make distributions under the Plan.

The Funds have no employees. The officers of the Trust and the trustee who is not an independent trustee serve without any compensation from the Funds, but rather, are compensated by Nuveen Investments or its affiliates.

Share Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each trustee as of December 31, 2007:

	Dollar Range of Equity Securities in the Funds						Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Name of Trustee	Multi-Manager Large-Cap	Multi-Cap Fund	Small-Cap Fund	Value Opportunities Fund	Large- Cap Value	Small/ Mid- Cap Value
John P. Amboian[1]	$0	$0	$0	$0	$0	$0	Over $100,000
Robert P. Bremner	$0	$50,001-$100,000	$0	$10,001-$50,000	$0	$0	Over $100,000
Jack B. Evans	Over $100,000	$50,001-$100,000	$50,001-$100,000	$10,001-$50,000	$0	$0	Over $100,000
William C. Hunter	Over $100,000	$0	$50,001-$100,000	$0	$0	$0	Over $100,000
David J. Kundert	$0	Over $100,000	$0	$0	$0	$0	Over $100,000
William J. Schneider	Over $100,000	$0	$0	$0	$0	$0	Over $100,000
Judith M. Stockdale	$50,001-$100,000	$50,001-$100,000	$10,001-$50,000	$50,001-$100,000	$0	$0	Over $100,000
Carole E. Stone	$0	$0	$0	$0	$0	$0	$10,001-$50,000
Terence J. Toth[1]	$0	$0	$0	$0	$0	$0	$0

[1]	Mr. Amboian and Mr. Toth were appointed to the Board of Trustees of the Nuveen Mutual Funds effective July 1, 2008.

As of October 3, 2008, the independent trustees have represented that they do not own, beneficially or of record, any security of NAM, NWQ Investment Management Company, LLC (“NWQ”), Nuveen HydePark Group, LLC (“HydePark”), Symphony Asset Management LLC (“Symphony”) or Tradewinds Global Investors, LLC (“Tradewinds”), Nuveen or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with NAM, NWQ, HydePark, Symphony, Tradewinds or Nuveen.

As of October 3, 2008, the officers and trustees of each Fund, in the aggregate, own less than 1% of the shares of each Fund.

The following table sets forth the percentage ownership of each person, who, as of October 3, 2008, owned of record, or is known by the Trust to have owned of record or beneficially 5% or more of any class of a Fund’s shares.

Name of Fund and Class	Name and Address of Owner	Percentage of Record Ownership
Nuveen Multi-Manager Large-Cap Value Fund Class A Shares	MLPF&S For the benefit of its customers ATTN Fund Admn/97NB2 4800 Deer Lake Dr E FL 3 Jacksonville FL 32246-6484	15.41%

	Citigroup Global Markets Inc. House Attn: Peter Booth 7th Floor 333 West 34th Street New York NY 10001	14.67%

Nuveen Multi-Manager Large-Cap Value Fund Class B Shares	MLPF&S For the benefit of its customers ATTN Fund Admn/97NB2 4800 Deer Lake Dr E FL 3 Jacksonville FL 32246-6484	31.02%

Name of Fund and Class	Name and Address of Owner	Percentage of Record Ownership
	Citigroup Global Markets Inc. House Attn: Peter Booth 7th Floor 333 West 34th Street New York NY 10001	7.56%

	Morgan Stanley DW Attn: Mutual Funds Operations Harborside Financial Center Plaza Two 2nd Floor Jersey City NJ 07311	5.12%

Nuveen Multi-Manager Large-Cap Value Fund Class C Shares	MLPF&S For the benefit of its customers ATTN Fund Admn/97NB2 4800 Deer Lake Dr E FL 3 Jacksonville FL 32246-6484	40.75%

	Citigroup Global Markets Inc. House Attn: Peter Booth 7th Floor 333 West 34th Street New York NY 10001	9.24%

Nuveen Multi-Manager Large-Cap Value Fund Class I Shares	Wachovia Bank FBO Nuveen Investments 401(K) 1525 West Wt Harris Blvd. Charlotte NC 28288-0001	39.50%

	DCGT AS TTEE and/or Cust FBO Various Qualifed Plans ATTN NPIO Trade Desk 711 High Street Des Moines IA 50309	16.61%

Nuveen Multi-Manager Large-Cap Value Fund Class R3 Shares	Nuveen Investments Inc. Attn: Darlene Cramer 333 West Wacker Drive Chicago, IL 60606	100.00%

Nuveen NWQ Multi-Cap Value Fund Class A Shares	Citigroup Global Markets Inc. Attn: Peter Booth, 7th Floor 333 West 34th Street New York, NY 10001-2402	18.71%

	Morgan Stanley DW Attn: Mutual Funds Operations Harborside Financial Center Plaza Two, 2nd Floor Jersey City, NJ 07311	8.14%

Name of Fund and Class	Name and Address of Owner	Percentage of Record Ownership
	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers Attn: Fund Administration 4800 Deer Lake Dr. E Fl 3 Jacksonville, FL 32246-6484	6.51%

	Prudential Investment Management FBO Mutual Fund Clients Attn: Pruchoice Unit Mail Stop 194-201 194 Wood Ave S. Iselin, NJ 08830-2710	5.11%

Nuveen NWQ Multi-Cap Value Fund Class B Shares	Morgan Stanley DW Attn: Mutual Funds Operations Harborside Financial Center Plaza Two, 2nd Floor Jersey City, NJ 07311	13.97%

	Citigroup Global Markets Inc. Attn: Peter Booth, 7th Floor 333 West 34th Street New York, NY 10001-2402	5.73%

	Merrill Lynch, Pierce, Fenner & Smith For its customers Attn: Fund Administration 4800 Deer Lake Dr. E Floor 3 Jacksonville, FL 32246-6484	5.63%

Nuveen NWQ Multi-Cap Value Fund
Class C Shares	Citigroup Global Markets Inc. Attn: Peter Booth, 7th Floor 333 West 34th Street New York, NY 10001-2402	25.58%

	Morgan Stanley DW Attn: Mutual Funds Operations Harborside Financial Center Plaza Two, 2nd Floor Jersey City, NJ 07311	14.73%

	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers Attn: Fund Administration 4800 Deer Lake Dr. E Fl 3 Jacksonville, FL 32246-6484	10.41%

Name of Fund and Class	Name and Address of Owner	Percentage of Record Ownership
Nuveen NWQ Multi-Cap Value Fund
Class I Shares	Prudential Investment Management FBO Mutual Fund Clients Attn: Pruchoice Unit Mail Stop 194-201 194 Wood Ave. S Iselin, NJ 08830-2710	77.11%

	Edward D Jones & Co Attn: Mutual Fund Shareholder Accounting 201 Progress PKWY Maryland HTS MO 63043	6.86%

Nuveen NWQ Multi-Cap Value Fund Class R3 Shares	Nuveen Investments Inc. Attn: Darlene Cramer 333 West Wacker Drive Chicago, IL 60606	100.00%

Nuveen NWQ Large-Cap Value Fund
Class A Shares	NFS LLC FEBO Kevin F Smith TTEE Smith Family Tr 1790 Milford St. Carmel, IN 46032	17.03%

	NFS LLC FEBO Arkansas Tech Unvrsty Fndtn PO Box 8820 Russellville AR 72801	11.18%

	MLPF&S For the benefit of its customers ATTN Fund Admn/97NB2 4800 Deer Lake Dr E FL 3 Jacksonville FL 32246-6484	6.12%

Nuveen NWQ Large-Cap Value Fund
Class B Shares	Nuveen Investments Inc. ATTN Darlene Cramer 333 W Wacker Dr Chicago, IL 60606-1220	27.64%

	First Clearing, LLC L Farrell Mcghie Family Trust Tr 960 Donner Way Salt Lake Cty UT 84108	5.52%

NWQ Large-Cap Value Fund Class C Shares	MLPF&S For the benefit of its customers ATTN Fund Admn/97NB2 4800 Deer Lake Dr E FL 3 Jacksonville FL 32246-6484	23.82%

Name of Fund and Class	Name and Address of Owner	Percentage of Record Ownership
	Nuveen Investments Inc Attn Darlene Cramer 333 W Wacker Dr Chicago, IL 60606-112	8.48%

	Sterne Agee & Leach Inc. 813 Shades Creek Pky Birmingham AL 35209	8.22%

NWQ Large-Cap Value Fund
Class I Shares	Charles Schwab & Co Inc For the benefit of their customers 4500 Cherry Creek Dr S Denver, CO 80018	11.87%

	Nuveen Moderate Allocation Fund Attn: Darlene Cramer 333 West Wacker Drive Chicago, IL 60606	8.96%

	Nuveen Conservative Allocation Fund Attn: Darlene Cramer 333 West Wacker Drive Chicago, IL 60606	7.85%

Nuveen NWQ Small-Cap Value Fund
Class A Shares	Charles Schwab & Co. Inc. For the Benefit of their customers 4500 Cherry Creek Dr S Denver, CO 80018	33.44%

	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers ATTN Fund Administration 4800 Deer Lake Drive E FL 3 Jacksonville, FL 32246-6484	6.31%

	Attn: Kate Nielsen, President NFS LLC FEBO The Cmnty Fndtn of Greater Birmingham 2100 First Ave. N Suite 700 Birmingham, AL 35203-4223	6.50%

	NFS LLC FEBO Regions Bank DBA Kenneburt Co 250 Riverchase Pkwy Birmingham, AL 35244	5.54%

Nuveen NWQ Small-Cap Value Fund
Class B Shares	Merrill Lynch, Pierce, Fenner & Smith For the sole benefit of its customers ATTN Fund Administration SEC 970C6 4800 Deer Lake Drive E FL 3 Jacksonville, FL 32246-6484	48.43%

Name of Fund and Class	Name and Address of Owner	Percentage of Record Ownership
Nuveen NWQ Small-Cap Value Fund
Class C Shares	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers ATTN Fund Administration SEC 974T2 4800 Deer Lake Drive E FL 3 Jacksonville, FL 32246-6484	46.47%

Nuveen NWQ Small-Cap Value Fund
Class I Shares	Charles Schwab & Co Inc. For the benefit of their customers PO Box 173797 Denver, CO 80217-3797	22.00%

	MAC & CO Mutual Funds Operations PO Box 3198 Pittsburgh, PA 15230-3198	21.75%

	NFS LLC FEBO FIIOC as Agent for Qualified Employee Benefit Plans (401k) Finops-IC Funds 100 Magellan Way KWIC Covington, KY 41015-1987	15.89%

	LaSalle Bank FBO Credit Suisse FAM Wealth 135 S. Lasalle Chicago, IL 60603	10.57%

Nuveen NWQ Small/Mid-Cap Value Fund
Class A Shares	NFS LLC FEBO Kevin F Smith TTEE Smith Family TR 1790 Milford St, Carmel, IN 46032	20.35%

	NFS LLC FEBO Maredon 1 Ltd Mutual Fund Account 16209 Sierra De Avila Tampa, FL 33613-5222	17.55%

	NFS LLC FEBO James E Helzer Marilyn K Helzer 8110 Russell Curry Road Arlington TX 76001	8.43%

	MLPF&S For the benefit of its customers ATTN Fund Admn/97NB2 4800 Deer Lake Dr E FL 3 Jacksonville FL 32246-6484	7.85%

Name of Fund and Class	Name and Address of Owner	Percentage of Record Ownership
Nuveen NWQ Small/Mid-Cap Value Fund
Class B Shares	Pershing LLC P.O. BOX 2052 Jersey City NJ 07303	44.55%

	LPL Financial Services 9785 Towne Centre Dr San Diego CA 92121	24.24%

	First Clearing, LLC Robert M Rhodes (IRA) FCC as Custodian 9829 E Gamble Ln Scottsdale AZ 85262	12.34%

	First Clearing, LLC WBNA Custodian TRAD IRA 652 Windomere Ave Richmond VA 23227	11.26%

Nuveen NWQ Small/Mid-Cap Value
Fund Class C Shares	Robert W Baird & Co. Inc 777 East Wisconsin Avenue Milwaukee WI 53202	7.30%

	MLPF&S For the benefit of its customers ATTN Fund Admin/97NB2 4800 Deer Lake Dr E FL 3 Jacksonville, FL 32246-6484	6.96%

Nuveen NWQ Small/Mid-Cap Value
Fund Class I Shares	Charles Schwab & Co Inc For the benefit of their customers 4500 Cherry Creek Dr S Denver CO 80018	82.50%

	Fifth Third Bank TTEE FBO: Plante Moran Trust Company P.O. Box 3385 Cincinnati OH 45263	8.21%

	ING National Trust Attn: Michael D Kaminski UA DTD 02/13/2001 One Orange Way B3N Windsor CT 06095	5.83%

Nuveen Tradewinds Value Opportunities
Fund Class A Shares	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers ATTN Fund Administration 4800 Deer Lake Drive E FL 3 Jacksonville, FL 32246-6484	15.78%

Name of Fund and Class	Name and Address of Owner	Percentage of Record Ownership
	Morgan Stanley DW ATTN Mutual Funds Operations Harborside Financial Center Plaza Two 2nd Floor Jersey City, NJ 07311	14.35%

	Citigroup Global Markets Inc. House Attn: Peter Booth 7th Floor 333 West 34th Street New York NY 10001	5.17%

Nuveen Tradewinds Value Opportunities
Fund Class B Shares	Morgan Stanley DW ATTN Mutual Funds Operations Harborside Financial Center Plaza Two 2nd Floor Jersey City, NJ 07311	25.25%

	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers ATTN Fund Administration 4800 Deer Lake Drive E FL 3 Jacksonville, FL 32246-6484	9.75%

Nuveen Tradewinds Value Opportunities
Fund Class C Shares	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers ATTN Fund Administration 4800 Deer Lake Drive E FL 3 Jacksonville, FL 32246-6484	24.78%

	Morgan Stanley DW ATTN Mutual Funds Operations Harborside Financial Center Plaza Two 2nd Floor Jersey City, NJ 07311	8.32%

Nuveen Tradewinds Value Opportunities
Fund Class I Shares	Prudential Investment Management FBO Mutual Fund Clients ATTN Pruchoice Unit Mail Stop 194-201 194 Wood Ave S Iselin, NJ 08830-2710	16.26%

	Charles Schwab & Co. Inc. For the benefit of their customers 4500 Cherry Creek Dr. S. Denver, CO 80018	9.93%

Nuveen Tradewinds Value Opportunities Fund Class R3 Share	Nuveen Investments Inc. Attn: Darlene Cramer 333 West Wacker Drive Chicago, IL 60606	100.00%

Committees

The Board of Trustees of the Trust has five standing committees: the Executive Committee, the Audit Committee, the Nominating and Governance Committee, the Dividend Committee and the Compliance, Risk Management and Regulatory Oversight Committee.

Robert P. Bremner, Chair, Judith M. Stockdale and John P. Amboian, serve as the current members of the Executive Committee of the Board of Trustees. Each Trust’s Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees. During the fiscal year ended June 30, 2008, the Executive Committee met one time.

The Dividend Committee is authorized to declare distributions on each Fund’s shares including, but not limited to, regular and special dividends, capital gains and ordinary income distributions. The members of the Dividend Committee are Jack B. Evans, Chair, Judith M. Stockdale and Terence J. Toth. During the fiscal year ended June 30, 2008, the Dividend Committee met two times.

The Audit Committee monitors the accounting and reporting policies and practices of each Fund, the quality and integrity of the financial statements of each Fund, compliance by each Fund with legal and regulatory requirements and the independence and performance of the external and internal auditors. The members of the Audit Committee are Jack B. Evans, Robert P. Bremner, David J. Kundert, Chair, William J. Schneider and Terence J. Toth, each of whom is an independent trustee of the Trust. During the fiscal year ended June 30, 2008, the Audit Committee met four times.

Nomination of independent trustees is committed to a Nominating and Governance Committee composed of the independent trustees of the Trust. The Committee operates under a written charter adopted and approved by the Board of Trustees. The Nominating and Governance Committee is responsible for Board of Trustees member selection and tenure; selection and review of committees; and Board of Trustees education and operations. In addition, the Committee monitors performance of legal counsel and other service providers; periodically reviews and makes recommendations about any appropriate changes to trustee compensation; and has the resources and authority to discharge its responsibilities, including retaining special counsel and other experts or consultants at the expense of the Funds. In the event of a vacancy on the Board of Trustees, the Nominating and Governance Committee receives suggestions from various sources as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Manager of Fund Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The Nominating and Governance Committee sets appropriate standards and requirements for nominations for new trustees and reserves the right to interview all candidates and to make the final selection of any new trustees. The members of the Nominating and Governance Committee are Robert P. Bremner, Chair, Jack B. Evans, William C. Hunter, David J. Kundert, William J. Schneider, Judith M. Stockdale, Carole E. Stone and Terence J. Toth. During the fiscal year ended June 30, 2008, the Nominating and Governance Committee met five times.

The Compliance, Risk Management and Regulatory Oversight Committee is responsible for the oversight of compliance issues, risk management and other regulatory matters affecting the Funds that are not otherwise the jurisdiction of the other committees. As part of its duties regarding compliance matters, the Committee is responsible for the oversight of the Pricing Procedures of the Funds and the Valuation Group. The members of the Compliance, Risk Management and Regulatory Oversight Committee are William C. Hunter, William J. Schneider, Chair, Judith M. Stockdale and Carole E. Stone. During the fiscal year ended June 30, 2008, the Compliance, Risk Management and Regulatory Oversight Committee met four times.

Independent Chairman

The trustees have elected Robert P. Bremner as the independent Chairman of the Board of Trustees. Specific responsibilities of the Chairman include (a) presiding at all meetings of the Board of Trustees and of the shareholders; (b) seeing that all orders and resolutions of the trustees are carried into effect; and (c) maintaining records of and, whenever necessary, certifying all proceedings of the trustees and the shareholders.

Proxy Voting Procedures

Each Fund has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently and solely in the best economic interests of the Fund.

For each Fund’s sub-adviser, a member of the management team is responsible for oversight of the Fund’s proxy voting process. With regard to equity securities and taxable-fixed income securities managed by Institutional Capital LLC (“ICAP”) and equity securities managed by Symphony, such parties have engaged the services of Institutional Shareholder Services, Inc., (“ISS”) to make recommendations on the voting of proxies relating to securities held by each applicable Fund managed by ICAP or Symphony, respectively. ISS provides voting recommendations based upon established guidelines and practices. ICAP and Symphony review ISS recommendations and frequently follow the ISS recommendations. However, on selected issues, ICAP or Symphony may not vote in accordance with the ISS recommendations when it believes that specific ISS recommendations are not in the best economic interest of the applicable Fund. If ICAP manages the assets of a company or its pension plan and any of ICAP’s clients, hold any securities of that company; ICAP will either follow its own proxy voting policies, follow the advice of a third party such as ISS, or disclose the conflict to the client and vote in accordance with the client’s request. If Symphony manages the assets of a company or its pension plan and any of Symphony’s clients hold any securities of that company, Symphony will vote proxies relating to such company’s securities in accordance with the ISS recommendations to avoid any conflict of interest. For clients that are registered investment companies where a material conflict of interest has been identified and the matter is not covered by the ISS Guidelines, Symphony shall disclose the conflict and the Proxy Voting Committee’s determination of the manner in which to vote to the Fund’s Board or its designated committee. With regard to equity securities and taxable-fixed income securities, NWQ and Tradewinds have engaged the services of Institutional Shareholder Services, Inc. (“ISS”) to make recommendations to each of them on the voting of proxies relating to securities held by each Fund and managed by the sub-advisers. ISS provides voting recommendations based upon established guidelines and practices. NWQ and Tradewinds each review ISS recommendations and frequently follow the ISS recommendations. However, on selected issues each sub-advisor may not vote in accordance with the ISS recommendations when it believes that specific ISS recommendations are not in the best economic interest of the applicable Fund.

ICAP has not adopted the ISS Proxy Voting Guidelines but uses them as part of its approach to the proxy voting process. While these guidelines are not intended to be all-inclusive, they do provide guidance on ICAP’s general voting policies.

Although Symphony has affiliates that provide investment advisory, broker-dealer, insurance or other financial services, they do not receive non-public information about the business arrangements of such affiliates (except with regard to major distribution partners of their investment products) or the directors, officers and employees of such affiliates. Therefore, Symphony is unable to consider such information in its process of determining whether there are material conflicts of interests.

With regard to equity securities managed by HydePark, HydePark has engaged the services of ISS to vote proxies relating to securities held by the applicable Fund and managed by HydePark. HydePark may instruct ISS not to vote proxies in respect of any issue if it determines it would be in the Fund’s overall best interest not to vote.

Generally, HydePark, would instruct ISS not to vote proxies associated with the securities of any issuer if as a result of voting, subsequent purchases or sales of such securities would be blocked. However, HydePark may decide, on an individual security basis that it is in the best interests of its clients for ISS to vote the proxy associated with such a security, taking into account the loss of liquidity. In addition, HydePark may instruct ISS not to vote proxies where the voting would in HydePark judgment result in some other financial, legal, regulatory disability or burden to HydePark or the client (such as imputing control with respect to the issuer). In addition, HydePark may determine not to vote a proxy if, in its judgment, the expense and administrative inconvenience outweighs the benefits to clients of voting the securities.

If HydePark determines that is wishes to override ISS’s recommendations and vote the proxy, it must first determine whether voting the proxy would present it with a material conflict of interest. Voting the securities of an issuer where the following relationships or circumstances exist is deemed to give rise to a material conflict of interest:

(i)	The issuer is an investment advisory client of HydePark that pays (or is expected to pay) fees to HydePark in excess of 1% of HydePark’s annual revenue in the year in which the proxy is to be voted;

(ii)	The issuer is an entity in which an executive officer of HydePark or a relative of any such person is or was (within the past three years of the proxy vote) an executive officer or director or employee; or

(iii)	Any other circumstance that HydePark is aware of HydePark’s duty to serve its clients’ interests, typically referred to as its “duty of loyalty,” could be materially compromised.

A conflict of interest shall not be considered material in respect of a specific vote or circumstance if the matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer, even if a conflict described in the three bullets above is present.

In its process of determining whether there are material conflicts of interest, HydePark does not consider nonpublic information about the business arrangements of its affiliates or their officers and directors. Business arrangements that HydePark is not actively involved in shall not be deemed to raise a material conflict of interest for HydePark.

If NWQ manages the assets of a public company or its pension plan and any of NWQ’s clients hold any securities of that company, it will vote proxies relating to such company’s securities in accordance with the ISS recommendations to avoid any conflict of interest.

If Tradewinds manages the assets of a public company or its pension plan and any of Tradewind’s clients hold any securities of that company, it will vote proxies relating to such company’s securities in accordance with the ISS recommendations to avoid any conflict of interest.

For clients that are registered investment companies where a material conflict of interest has been identified by the sub-adviser and ISS does not offer a recommendation for the matter, the sub-adviser shall disclose the conflict and the applicable sub-adviser’s Proxy Voting Committee shall determine the manner in which to vote and notify the Fund’s Board or its designated committee.

NWQ and Tradewinds have adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on NWQ’s or Tradewinds’ general voting policies.

Although NWQ and Tradewinds have affiliates that provide investment advisory, broker-dealer, insurance or other financial services, they do not receive non-public information about the business arrangements of such affiliates (except with regard to major distribution partners of their investment products) or the directors, officers and employees of such affiliates. Therefore, NWQ and Tradewinds are unable to consider such information in its process of determining whether there are material conflicts of interests.

When required by applicable regulations, information regarding how each Fund voted proxies relating to portfolio securities will be available without charge by calling (800) 257-8787 or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.

FUND MANAGER AND SUB-ADVISERS

Fund Manager

NAM acts as the manager of each Fund, with responsibility for the overall management of each Fund. NAM is a Delaware corporation and its address is 333 West Wacker Drive, Chicago, Illinois 60606. NAM has selected ICAP, 225 West Wacker Drive, Chicago, Illinois 60606, HydePark, 111 West Jackson Boulevard, Suite 1411, Chicago, Illinois 60604, and Symphony, 555 California Street, Suite 2975, San Francisco, California 94104, each an affiliate of NAM, as sub-advisers to manage the investment portfolio of Multi-Manager Large-Cap Fund. NAM has selected NWQ, 2049 Century Park East, 16th Floor, Los Angeles, California 90067, as sub-adviser to manage the investment portfolios of the Multi-Cap Fund, Large-Cap Fund, Small/Mid-Cap Fund and Small-Cap Fund. NAM has selected Tradewinds, 2049 Century Park East, 20th Floor, Los Angeles, California 90067, as sub-adviser to manage the investment portfolio of the Value Opportunities Fund. NAM is also responsible for managing the Funds’ business affairs and providing day-to-day administrative services to the Funds. For additional information regarding the management services performed by NAM, ICAP, HydePark, NWQ, Symphony and Tradewinds, see “Who Manages the Funds” in the Prospectus.

NAM is an affiliate of Nuveen, 333 West Wacker Drive, Chicago, Illinois 60606, which is also the principal underwriter of the Funds’ shares. Nuveen is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Closed-End Funds. Nuveen and NAM are subsidiaries of Nuveen Investments.

On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois. The investor group includes affiliates of Merrill Lynch & Co., Inc. (“Merrill Lynch”). In connection with the transaction, Merrill Lynch became an indirect “affiliated person” (as that term is defined in the 1940 Act) of NAM and the Funds. As a result, the Funds are prohibited from entering into principal transactions with Merrill Lynch and certain of its affiliates and are subject to other limitations in transacting with Merrill Lynch. NAM and the Funds do not believe that any such prohibition or limitations will have a materially adverse effect on a Fund’s ability to pursue its investment objective and policies.

For the fund management services and facilities furnished by NAM, each of the Funds has agreed to pay an annual management fee at rates set forth in the Prospectus under “Who Manages the Funds.” In addition, NAM agreed to waive all or a portion of its management fee or reimburse certain expenses of the Funds. The Prospectus includes current expense waivers and expense reimbursements for the Funds.

Each Fund’s management fee is divided into two components—a complex-level component, based on the aggregate amount of all funds assets managed by NAM and its affiliates, and a specific fund-level component, based only on the amount of assets within each Fund. The pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by NAM and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented.

Each Fund has agreed to pay an annual fund-level management fee, payable monthly, based upon the average daily net assets of each Fund as set forth in the Prospectus.

The annual complex-level management fee for the Funds, payable monthly, which is additive to the fund-level fee, is based on the aggregate amount of total assets managed for all Nuveen sponsored funds in the United States as stated in the table below. As of September 30, 2008, the complex-level fee rate was 0.1947%.

Complex-Level Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996%
$57 billion	0.1989%
$60 billion	0.1961%

Complex-Level Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$63 billion	0.1931%
$66 billion	0.1900%
$71 billion	0.1851%
$76 billion	0.1806%
$80 billion	0.1773%
$91 billion	0.1691%
$125 billion	0.1599%
$200 billion	0.1505%
$250 billion	0.1469%
$300 billion	0.1445%

*	The complex-level component of the management fee for the Funds is calculated based upon the aggregate daily net assets of all Nuveen-sponsored funds in the United States, with such daily net assets to include assets attributable to preferred stock issued by or borrowings by such Funds but to exclude assets attributable to investments in other Nuveen-sponsored funds.

The following tables set forth the management fees (net of expense reimbursements) paid by the Funds and the fees waived and expenses reimbursed by NAM for the specified periods.

	Amount of Management Fees (Net of Expense Reimbursements by NAM)			Amount of Fees Waived and Expenses Reimbursed by NAM
	7/01/05- 6/30/06	7/01/06- 6/30/07	7/01/07- 6/30/08	7/01/05- 6/30/06	7/01/06- 6/30/07	7/01/07- 6/30/08
Multi-Manager Large-Cap Fund	$4,339,175	$4,500,540	$3,945,199	$—	$—	$—
Multi-Cap Fund	5,506,483	10,273,282	9,181,178	—	—	—
Small-Cap Fund	72,644	1,370,332	1,888,991	89,717	7,138	—
Value Opportunities Fund	288,808	2,922,543	5,813,799	60,428	—	—

	Amount of Management Fees (Net of Expense Reimbursements by NAM)			Amount of Fees Waived and Expenses Reimbursed by NAM
		12/15/06- 6/30/07	7/01/07- 6/30/08		12/15/06- 6/30/07	7/01/07- 6/30/08
Large-Cap Fund		$—	$96,609		$38,471	$60,419
Small/Mid-Cap Fund		66,238	1,021,938		44,718	9,297

In addition to NAM’s management fee, each Fund also pays a portion of the Trust’s general administrative expenses allocated in proportion to the net assets of each Fund. All fees and expenses are accrued daily and deducted before payment of dividends to investors.

The Funds, the other Nuveen funds, NAM and other related entities have adopted codes of ethics which essentially prohibit all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund’s anticipated or actual portfolio transactions, and is designed to assure that the interests of shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

Sub-Advisers

NAM has selected ICAP, HydePark and Symphony to serve as sub-advisers to manage the investment portfolio of the Multi-Manager Large-Cap Fund.

ICAP was founded in 1970. Pursuant to a Sub-Advisory Agreement with NAM, ICAP manages a portion of the Multi-Manager Large-Cap Fund’s assets.

HydePark specializes in the management of quantitatively-driven enhanced equity strategies for institutional investors. HydePark is an indirect wholly-owned subsidiary of Nuveen. Under a Sub-Advisory Agreement with NAM, HydePark manages a portion of the portfolio of the Multi-Manager Large-Cap Fund.

Symphony specializes in the management of long short equity, debt strategies, senior loan and other debt portfolios. Symphony, a registered investment adviser, commenced operations in 1994. Symphony is an indirect wholly-owned subsidiary of Nuveen. Under a Sub-Advisory Agreement with NAM, Symphony manages a portion of the portfolio of the Multi-Manager Large-Cap Fund.

Out of the fund management fee, NAM pays ICAP a portfolio management fee based on the average daily market value of the assets of all of the Nuveen-sponsored investment products that ICAP manages. NAM pays ICAP according to the following schedule:

Assets of All Nuveen-Sponsored Investment Products Managed by ICAP	Management Fee
For the first $500 million	0.35%
For the next $500 million	0.30%
For assets over $1 billion	0.25%

For the Multi-Manager Large-Cap Fund, NAM pays HydePark and Symphony a portfolio management fee equal to 0.35% of the average daily net assets that the applicable sub-adviser manages.

For the three most recent fiscal years, with regard to Fund assets subject to the Sub-Advisory Agreement with ICAP, ICAP provided continuous advice and recommendations concerning the applicable Fund’s investments, and was responsible for selecting the broker/ dealers who executed the portfolio transactions. The following table sets forth the fees paid by NAM to ICAP for its services for the three most recent fiscal years.

	Amount Paid by NAM to ICAP
	7/01/05- 6/30/06	7/01/06- 6/30/07	7/01/07- 6/30/08
Multi-Manager Large-Cap Fund	$1,806,928	$1,878,375	$1,049,274

The following table sets forth the fees paid by NAM to HydePark for its services for the most recent fiscal year.

7/01/07-6/30/08
Multi-Manager Large-Cap Fund	$360,951

The following table sets forth the fees paid by NAM to Symphony for its services for the most recent fiscal year.

7/01/07-6/30/08
Multi-Manager Large-Cap Fund	$386,036

NAM has selected NWQ as sub-adviser to manage the investment portfolio of the Multi-Cap Fund, Large-Cap Fund, Small/Mid-Cap Fund and Small-Cap Fund. Nuveen Investments purchased NWQ on August 1, 2002. NWQ is organized as a member-managed Delaware limited liability company, and its sole managing member is Nuveen Investments.

Prior to its purchase by Nuveen Investments, NWQ was owned by Old Mutual (US) Holdings, Inc. (and was acquired from its previous parent United Asset Management Corporation). NWQ has provided investment management services to institutions and high net worth individuals since 1982.

Out of the fund management fee, NAM pays NWQ a portfolio management fee equal to 50% of the advisory fee paid to NAM for its services to the Funds (net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by NAM in respect of the Funds).

NWQ provides continuous advice and recommendations concerning the Funds’ investments, and is responsible for selecting the broker/dealers who execute the transactions of the Funds.

NAM has selected Tradewinds as sub-adviser to manage the investment portfolios of the Value Opportunities Fund. Tradewinds manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to the supervision of NAM. Tradewinds is organized as a member-managed limited liability company, and its sole managing member is NWQ Holdings, LLC, which in turn is wholly-owned 100% by Nuveen Investments.

Out of the fund management fee, for the Value Opportunities Fund, NAM pays Tradewinds a portfolio management fee equal to 50% of the advisory fee paid to NAM for its services to the Fund (net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by NAM in respect of the Funds).

Tradewinds provides continuous advice and recommendations concerning the Value Opportunities Fund and is responsible for selecting the broker/dealers who execute the transactions of the portfolio.

The following tables set forth the fees paid by NAM to each Fund’s sub-adviser for its services for the specified periods.

	Amount Paid by NAM to NWQ
	7/01/05- 6/30/06	7/01/06- 6/30/07	7/01/07- 6/30/08
Multi-Cap Fund	$2,620,692	$4,918,922	$4,392,109
Small-Cap Fund	51,469	682,795	940,800

	Amount Paid by NAM to NWQ
	12/15/06- 6/30/07	7/01/07- 6/30/08
Large-Cap Fund	$4,903	$59,601
Small/Mid-Cap Fund	38,345	515,126

	Amount Paid by NAM to Tradewinds
	7/01/05- 6/30/06*	7/01/06- 6/30/07	7/01/07- 6/30/08
Value Opportunities Fund	$144,833	$1,442,620	$2,844,282

*	For the period 7/1/05-2/28/06, the sub-advisory fees were paid to NWQ.

Portfolio Managers

The following individuals have primary responsibility for the day-to-day implementation of investment strategies of the Funds:

Name	Fund
ICAP Team
Jerrold K. Senser, CFA	Multi-Manager Large-Cap Fund
Thomas R. Wenzel, CFA	Multi-Manager Large-Cap Fund
HydePark Team
David E. Tierney, PhD	Multi-Manager Large-Cap Fund
John W. Gambla, CFA	Multi-Manager Large-Cap Fund
Rob A. Guttschow, CFA	Multi-Manager Large-Cap Fund
Symphony
David Wang	Multi-Manager Large-Cap Fund
NWQ
Jon D. Bosse, CFA	Multi-Cap Fund Large-Cap Fund
Phyllis G. Thomas, CFA	Small-Cap Fund Small/Mid-Cap Fund
Tradewinds
David B. Iben, CFA	Value Opportunities Fund

Other Accounts Managed. In addition to managing the funds, certain portfolio managers are also primarily responsible for the day-to-day portfolio management of the following accounts. Information is provided as of June 30, 2008:

Portfolio Manager	Type of Account Managed	Number of Accounts		Assets
Jerrold K. Senser	Registered Investment Companies	15	**	$8.6 Billion
	Other Pooled Investment Vehicles	10		$1.8 Billion
	Other Accounts	123		$7.3 Billion
Thomas R. Wenzel	Registered Investment Companies	15	**	$8.6 Billion
	Other Pooled Investment Vehicles	10		$1.8 Billion
	Other Accounts	123		$7.3 Billion
David E. Tierney	Registered Investment Companies	3		$38.17 Million
	Other Pooled Investment Vehicles	1		$.665 Million
	Other Accounts	13		$430.06 Million
John W. Gambla	Registered Investment Companies	7		$921.304 Million
	Other Pooled Investment Vehicles	2		$17.984 Million
	Other Accounts	15		$408.795 Million
Rob A. Guttschow	Registered Investment Companies	7		$921.304 Million
	Other Pooled Investment Vehicles	2		$17.984 Million
	Other Accounts	16		$408.795 Million
David Wang	Registered Investment Companies	5		$598.4 Million
	Other Pooled Investment Vehicles	0		$0
	Other Accounts	2,716		$798.2 Million
Jon D. Bosse	Registered Investment Companies	6		$647.81 Million
	Other Pooled Investment Vehicles	7		$891.87 Million
	Other Accounts	40,795		$22.521 Billion
	Performance Based Fee Accounts	8		$535.09 Million
Phyllis G. Thomas	Registered Investment Companies	5		$235.85 Million
	Other Pooled Investment Vehicles	0		$0
	Other Accounts	4,005		$1.56 Billion
David B. Iben	Registered Investment Companies	9		$1.79 Billion
	Other Pooled Investment Vehicles	9		$802.11 Million
	Other Accounts	5,750		$6.83 Billion
	Performance Based Fee Accounts	5		$2.69 Billion

**	Includes the Funds and 13 other registered investment companies for which ICAP acts as adviser or sub-adviser. None of ICAP’s registered investment company clients charges a performance-based fee. All of the ICAP accounts (including other accounts) in the table are jointly managed on a team basis by the individuals listed in the table.

For the ICAP managers, individual fund managers may manage multiple accounts for multiple clients. In addition to the Funds, these other accounts may include separate accounts, pension and profit sharing plans, foundations and 401(k) plans. ICAP manages all accounts on a team basis. ICAP manages potential conflicts of interest between a Fund and other types of accounts through allocation policies and oversight by ICAP’s compliance department. ICAP has developed trade allocation systems and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts of interest in situations where two or more Funds or accounts participate in investment decisions involving the same securities.

ICAP Compensation. Compensation for key investment professionals of ICAP consists of competitive base salary and annual cash bonus. A compensation committee reviews and determines the compensation. The compensation committee determines the base salary and amount of bonus for each individual by examining several quantitative and qualitative factors. For those individuals with specific investment sectors assigned to them, their annual performance relative to the annual performance of that sector in the broad market is an important factor. Other factors include the investment professional’s contribution to the investment team’s dialogue, the business results and overall business strategy, success of marketing and client servicing as well as managerial skills and demonstrated leadership. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors. Compensation for key investment professionals consists of a competitive base salary and an annual cash bonus.

HydePark Compensation. Compensation for key investment professionals of HydePark consists of competitive base salary and an annual cash bonus. For certain portfolio managers, base salary has been set in conjunction with the signing of long-term employment agreements. A compensation committee reviews and determines the amount of bonus for each individual by examining several quantitative and qualitative factors. For those individuals with specific investment sectors assigned to them, their annual performance relative to the annual performance of that sector is an important factor. Other factors include the investment professional’s contribution to the business results and overall business strategy, success of marketing and client servicing as well as managerial and demonstrated leadership. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors.

Each HydePark portfolio manager is also eligible to receive long-term incentive compensation in the form of equity-based awards. The amount of such compensation is dependent upon the same factors articulated for cash bonus awards but also factors in his long-term potential with the firm.

HydePark Material Conflicts of Interest. HydePark’s portfolio manager’s simultaneous management of the Fund and the other accounts may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities orders placed on behalf of the Fund and the other accounts. HydePark, however, believes that such potential conflicts are mitigated by the fact that HydePark primarily invests in highly liquid equity securities with sufficient availability in the open market. In addition, HydePark has adopted several policies that address potential conflicts of interest, including best execution and trade allocation policies that are designed to ensure (1) that portfolio management is seeking the best price for portfolio securities under the circumstances, (2) fair and equitable allocation of investment opportunities among accounts over time and (3) compliance with applicable regulatory requirements. All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager. In addition, HydePark has adopted a Code of Conduct that sets forth policies regarding conflicts of interest.

Symphony Compensation. Symphony investment professionals receive competitive base salaries and participate in a bonus pool which is tied directly to the firm’s operating income with a disproportionate amount paid to the managers responsible for generating the alpha. The bonus paid to investment personnel is based on acumen, overall contribution and strategy performance. However, there is no fixed formula which guides bonus allocations. Bonuses are paid on an annual basis. In addition, investment professionals may participate in an equity-based compensation pool.

Symphony Material Conflicts of Interest. The portfolio manager may manage other accounts with investment strategies similar to the Fund, including other investment companies and separately managed accounts. Fees earned by the sub-adviser may vary among these accounts and the portfolio managers may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, the sub-adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and other factors. In addition, the sub-adviser has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

NWQ Compensation. NWQ’s portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm’s executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. The portfolio manager’s performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm’s overall annual profitability and the individual portfolio manager’s contribution as measured by the overall investment performance of client portfolios in the strategy they manage relative to the strategy’s general benchmark for one, three and five year periods (as applicable), as well as an objective review of stock recommendations and the quality of primary research, and subjective review of the professional’s contributions to portfolio strategy, teamwork, collaboration and work ethic.

The total compensation package includes the availability of an equity-like incentive (whose value is determined by various factors including the increase in profitability of NWQ over time). Additionally, the portfolio managers have been provided compensation in conjunction with signing long-term employment agreements. NWQ is a subsidiary of Nuveen Investments, Inc., which has augmented this incentive compensation annually through individual awards of a stock option pool, as determined through a collaborative process between Nuveen Investments and the NWQ executive committee.

NWQ Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

•

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. NWQ seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

•

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, NWQ has adopted procedures for allocating portfolio transactions across multiple accounts.

•

With respect to many of its clients’ accounts, NWQ determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, NWQ may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, NWQ may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

•

The Funds are subject to different regulation than the other pooled investment vehicles and other accounts managed by the portfolio manager. As a consequence of this difference in regulatory requirements, the Funds may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where NWQ has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

NWQ has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Tradewinds Compensation. Tradewinds’ portfolio managers participate in a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals and rewarding them through a total compensation program as determined by the firm’s executive committee. The total compensation program consists of both a base salary and an annual bonus that can be a multiple of the base salary. The portfolio manager’s performance is formally evaluated annually and based on a variety of factors. Bonus compensation is primarily a function of the firm’s overall annual profitability and the individual portfolio manager’s contribution as measured by the overall investment performance of client portfolios in the strategy they manage relative to the strategy’s general benchmark for one, three and five year periods (as applicable), as well as an objective review of stock recommendations and the quality of primary research, and subjective review of the professional’s contributions to portfolio strategy, teamwork, collaboration and work ethic.

The total compensation package for portfolio managers includes an equity-like incentive (whose value is determined by various factors including the increase in profitability of Tradewinds over time). Additionally, the portfolio managers have been provided compensation in conjunction with signing long-term employment agreements.

Tradewinds Material Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with the following potential conflicts:

•

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Tradewinds seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

•

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Tradewinds has adopted procedures for fairly allocating portfolio transactions across multiple accounts.

•

With respect to many of its clients’ accounts, Tradewinds determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Tradewinds may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Tradewinds may place separate, non-simultaneous, transactions for a fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

•

Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where Tradewinds has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

Tradewinds has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Beneficial Ownership of Securities. As of the June 30, 2008, each portfolio manager beneficially owned the following dollar range of equity securities issued by the Fund he manages or co-manages.

Name of Portfolio Managers	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed
Jon D. Bosse	Multi-Cap Fund	$100,001-$500,000
	Large-Cap Fund	$0
David B. Iben	Value Opportunites Fund	$0
John W. Gambla	Multi-Manager Large-Cap Fund	$0
Rob A. Guttschow	Multi-Manager Large-Cap Fund	$0
Jerrold K. Senser	Multi-Manager Large-Cap Fund	$0

Name of Portfolio Managers	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed
Phyllis G. Thomas	Small-Cap Fund	$0
	Small/Mid-Cap Fund	$0
David E. Tierney	Multi-Manager Large-Cap Fund	$0
David Wang	Multi-Manager Large-Cap Fund	$0
Thomas R. Wenzel	Multi-Manager Large-Cap Fund	$0

PORTFOLIO TRANSACTIONS

The Funds’ sub-advisers are responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds’ securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of the sub-advisers to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions, in light of the overall quality of brokerage and research services provided to the adviser and its advisees. The best price to the Funds means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers.

Commissions will be paid on the Funds’ futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Funds may pay mark-ups on principal transactions. In selecting broker-dealers and in negotiating commissions, the portfolio manager considers, among other things, the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition. Brokerage will not be allocated based on the sale of a Fund’s shares.

Section 28(e) of the 1934 Act (“Section 28(e)”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

In light of the above, in selecting brokers, the sub-advisers may consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the sub-advisers determine in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to a sub-adviser or a Fund. The sub-advisers believe that the research information received in this manner provides a Fund with benefits by supplementing the research otherwise available to the Fund. The Management Agreement and the Sub-Advisory Agreement, if applicable, provide that such higher commissions will not be paid by a Fund unless the applicable adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by a Fund to NAM under the Management Agreement or the sub-advisory fees paid by NAM to the sub-advisers under the Sub-Advisory Agreement are not reduced as a result of receipt by either NAM or the sub-advisers of research services.

Each sub-adviser places portfolio transactions for other advisory accounts managed by it. Research services furnished by firms through which the Funds effect their securities transactions may be used by the sub-advisers in servicing all of its accounts; not all of such services may be used by the sub-advisers in connection with the Funds. The sub-advisers believe it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) managed by the sub-advisers. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, the sub-advisers believe such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis. The sub-advisers seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between the Fund and other advisory accounts, the main factors considered by the sub-advisers are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

The following tables set forth the aggregate amount of brokerage commissions paid by the Funds for the specified periods.

	Aggregate Amount of Brokerage Commissions
	7/01/05- 6/30/06	7/01/06- 6/30/07	7/01/07- 6/30/08
Multi-Manager Large-Cap Fund	$601,406	$516,819	$580,384
Multi-Cap Fund	747,795	685,241	803,430
Small-Cap Fund	109,317	290,032	242,374
Value Opportunities Fund	189,139	330,013	711,254

	Aggregate Amount of Brokerage Commissions
		12/15/06- 6/30/07	7/01/07- 6/30/08
Large-Cap Fund		$4,655	$13,084
Small/Mid-Cap Fund		176,073	174,358

During the fiscal year ended June 30, 2008, the Multi-Manager Large-Cap Fund, Multi-Cap Fund, Large-Cap Fund, Small/Mid-Cap Fund, Small-Cap Fund, and Value Opportunities Fund paid to brokers as commissions in return for research services $349,410, $632,140, $8,482, $86,684, $122,891, and $511,207, respectively, and the aggregate amount of those transactions per Fund on which such commissions were paid were $677,153,475, $592,341,281, $12,537,885, $79,019,452, $103,033,418, and $576,796,552, respectively. The brokerage commissions paid by the Value Opportunities Fund for the most recent fiscal year are significantly higher than the previous fiscal year. The increase in commissions paid were primarily the result of significant asset growth.

The Funds, with the exception of Small-Cap Fund, have acquired during the fiscal year ended June 30, 2008 the securities of their regular brokers or dealers as defined in Rule 10b-1 under the 1940 Act or of the parents of the brokers or dealers. The following table sets forth those brokers or dealers and states the value of the Funds’ aggregate holdings of the securities of each issuer as of close of the fiscal year ended June 30, 2008.

Fund	Broker/Dealer	Issuer	Aggregate Fund Holdings of Broker/Dealer or Parent (as of June 30, 2008)
Multi-Manager Large-Cap Fund
	JPMorgan Securities Inc.	JPMorgan Chase & Co.	$10,616,543
	BNY Brokerage Inc.	Bank of New York Company, Inc.	9,274,550
	Goldman Sachs & Co.	Goldman Sachs Group, Inc.	4,643,595
	Banc of America Securities LLC	Bank of America Corporation	4,067,448

Fund	Broker/Dealer	Issuer	Aggregate Fund Holdings of Broker/Dealer or Parent (as of June 30, 2008)
	Citigroup Global Markets, Inc.	Citigroup, Inc.	3,747,536
	Morgan Stanley Company Incorporated	Morgan Stanley	1,774,716
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Merrill Lynch & Co., Inc.	830,802
	Bear Stearns & Co., Inc.	Bear Stearns	—
Multi-Cap Fund
	JPMorgan Securities Inc.	JPMorgan Chase & Co.	$19,213,600
	Citigroup Global Markets, Inc.	Citigroup, Inc.	6,006,784
Large-Cap Fund
	Citigroup Global Markets, Inc.	Citigroup, Inc.	$234,640
	Banc of America Securities LLC	Bank of America Corporation	233,926
Small-Mid Cap Fund
	Friedman, Billings & Ramsey	Friedman, Billings, Ramsey Group, Inc.	$107,925
Value Opportunities Fund
	UBS Securities LLC	UBS AG	$10,915,442

Under the 1940 Act, a Fund may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of a security purchased by a Fund, the amount of securities that may be purchased in any one issue and the assets of a Fund that may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

Each Fund’s net asset value per share is determined separately for each class of the applicable Fund’s shares as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange (the “NYSE”) is open for business. The NYSE is not open for trading on New Year’s Day, Washington’s Birthday, Martin Luther King’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. A Fund’s net asset value may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. Net asset value per share of a class of a Fund is calculated by taking the value of the pro rata portion of the Fund’s total assets attributable to that class, including interest or dividends accrued but not yet collected, less all liabilities attributable to that class (including the class’s pro rata portion of the Fund’s liabilities) and dividing by the total number of shares of that class outstanding. The result, rounded to the nearest cent, is the net asset value per share of that class. In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available, including ETFs in which a Fund invests, are valued at market value. Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities primarily traded on the NASDAQ National Market are valued, except as indicated below, at the NASDAQ Official Closing Price. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the mean between the quoted bid and asked prices. Prices of certain ADRs held by the Funds that trade in only limited volume in the United States are valued based on the mean between the most recent bid and ask price of the underlying non-U.S.-traded stock, adjusted as appropriate for underlying-to-ADR conversion ratio and non-U.S. exchange rate, and from time to time may also be adjusted further to take into account material events that may take place after the close of the local non-U.S. market but before the close of the NYSE. Fixed-income securities are valued by a pricing service that values portfolio securities at the mean between the quoted bid and asked prices or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods that include consideration of the following: yields or prices of securities or bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from securities dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Trustees determines that the fair market value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

Regardless of the method employed to value a particular security, all valuations are subject to review by a Fund’s Board of Trustees or its delegate who may determine the appropriate value of a security whenever the value as calculated is significantly different from the previous day’s calculated value.

If a Fund holds securities that are primarily listed on non-U.S. exchanges, the net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

TAX MATTERS

Federal Income Tax Matters

The following discussion of federal income tax matters is based upon the advice of Chapman and Cutler LLP, counsel to the Trust.

This section summarizes some of the main U.S. federal income tax consequences of owning shares of a Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. taxes. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law. As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Fund Status. Each Fund intends to qualify as a “regulated investment company” under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions. Fund distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Fund’s distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, a Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The income from your Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Dividends Received Deduction. A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Funds, because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by a Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction.

If You Sell or Redeem Shares. If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares.

Taxation of Capital Gains and Losses. If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for capital gains is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years. Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from your Fund and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. In addition, the Code treats certain capital gains as ordinary income in special situations.

Taxation of Certain Ordinary Income Dividends. Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the new capital gains tax rates.

Deductibility of Fund Expenses. Expenses incurred and deducted by your Fund will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual’s adjusted gross income.

Non-U.S. Tax Credit. If your Fund invests in any non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes your Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

Non-U.S. Investors. If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund will be characterized as dividends for federal income tax purposes (other than dividends which a Fund designates as capital gain dividends) and will be subject to U.S. income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from a Fund that are properly designated by a Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that a Fund makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of a Fund beginning prior to 2010, distributions from a Fund that are properly designated by a Fund as an interest-related dividend attributable to certain interest income received by a Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by a Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that a Fund makes certain elections and certain other conditions are met.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES AND SHAREHOLDER PROGRAMS

As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund’s classes of shares. There are no conversion, preemptive or other subscription rights, except that Class B shares automatically convert into Class A shares as described below.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees for those classes that pay such fees.

The minimum initial investment is $3,000 per Fund share class ($1,000 for individual retirement accounts, $500 for educational individual retirement accounts, $50 if you establish a systematic investment plan, and $250 for accounts opened through fee-based programs). The Funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.

The expenses to be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) Securities and Exchange Commission (“SEC”) and state securities registration fees incurred by a specific class of shares, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) directors’ fees or expenses incurred as a result of issues relating to a specific class of shares, (vii) accounting expenses relating to a specific class of shares and (viii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

Class A Shares

Class A shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A shares are also subject to an annual service fee of 0.25%. See “Distribution and Service Plans.” Set forth below is an example of the method of computing the offering price of the Class A shares of each of the Funds. The example assumes a purchase on June 30, 2008 of Class A shares from a Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

	Multi-Manager Large-Cap Fund	Multi-Cap Fund	Large-Cap Fund	Small/Mid-Cap Fund	Small-Cap Fund	Value Opportunities Fund
Net Asset Value per share	$22.53	$18.54	$17.41	$17.12	$23.29	$29.60
Per Share Sales Charge—5.75% of public offering price (6.08%, 6.09%, 6.09%, 6.07%, 6.10%, and 6.11%, respectively, of net asset value per share)	1.37	1.13	1.06	1.04	1.42	1.81

Per Share Offering Price to the Public	$23.90	$19.67	$18.47	$18.16	$24.71	$31.41

Each Fund receives the entire net asset value of all Class A shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to financial intermediaries.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares

Rights of Accumulation

You may qualify for a reduced sales charge on a purchase of Class A shares of any Fund if the amount of your purchase, when added to the value that day of all of your shares of any Nuveen Mutual Fund, falls within the amounts stated in the Class A Sales Charges and Commissions table in “How You Can Buy and Sell Shares” in the Prospectus. You or your financial advisor must notify Nuveen or the Fund’s transfer agent of any cumulative discount whenever you plan to purchase Class A shares of a Fund that you wish to qualify for a reduced sales charge.

Letter of Intent

You may qualify for a reduced sales charge on a purchase of Class A shares of any Fund if you plan to purchase Class A shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in “How You Can Buy and Sell Shares” in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to a financial intermediary or to the Fund’s transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A shares that would qualify you for a reduced sales charge shown above. You may count shares of all Nuveen Mutual Funds that you already own and any Class B or C shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund or a Nuveen Defined Portfolio or otherwise.

By establishing a Letter of Intent, you agree that your first purchase of Class A shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial advisor, Nuveen will redeem an appropriate number of your escrowed Class A shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

You or your financial advisor must notify Nuveen or the Funds’ transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

For purposes of determining whether you qualify for a reduced sales charge as described under Rights of Accumulation and Letter of Intent, you may include together with your own purchases those made by your spouse (or equivalent if recognized under local law) and your children under 21 years of age, whether these purchases are made through a taxable or non-taxable account. You may also include purchases made by a corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing. In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

Reinvestment of Nuveen Defined Portfolio Distributions

You may purchase Class A shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases. Nuveen is no longer sponsoring new Defined Portfolios.

Also, investors will be able to buy Class A shares at net asset value by using the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the Defined Portfolio termination/maturity occurred not more than 90 days prior to reinvestment.

Elimination of Sales Charge on Class A Shares

Class A shares of a Fund may be purchased at net asset value without a sales charge, and may be purchased by the following categories of investors:

•	investors purchasing $1,000,000 or more (Nuveen may pay financial intermediaries on Class A sales of $1 million and above up to an additional 0.25% of the purchase amounts);

•	officers, trustees and former trustees of the Nuveen Funds;

•

bona fide, full-time and retired employees of Nuveen, and subsidiaries thereof, or their immediate family members (immediate family members are defined as their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling’s spouse, and a spouse’s siblings);

•	any person who, for at least the last 90 days, has been an officer, director or bona fide employee of any financial intermediary, or their immediate family members;

•

bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

•	investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

•	clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services;

•	employer-sponsored retirement plans except SEPs, SAR-SEPs, SIMPLE IRAs and KEOGH plans; and

•

with respect to purchases by employer-sponsored retirement plans with at least 25 employees and that either (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more; or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares. Nuveen will pay financial intermediaries a sales commission on these purchases equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount purchased over $5.0 million. Unless the financial intermediary elects to waive the commission, a contingent deferred sales charge of 1% will be assessed on redemptions within 12 months of purchase, unless waived.

Any Class A shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify Nuveen or your Fund’s transfer agent whenever you make a purchase of Class A shares of any Fund that you wish to be covered under these special sales charge waivers.

Class A shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

If you are eligible to purchase either Class A shares or Class I shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A shares are subject to an annual service fee to compensate financial intermediaries for providing you with ongoing account services. Class I shares are not subject to a distribution or service fee and, consequently, holders of Class I shares may not receive the same types or levels of services from financial intermediaries. In choosing between Class A shares and Class I shares, you should weigh the benefits of the services to be provided by financial intermediaries against the annual service fee imposed upon the Class A shares.

The reduced sales charge programs may be modified or discontinued by the Funds at any time.

For more information about the purchase of Class A shares or the reduced sales charge program, or to obtain the required application forms, call Nuveen Investor Services toll-free (800) 257-8787.

Class B Shares

Class B shares are not available for new accounts or for additional investment into existing accounts. Class B shares will only be issued (i) upon the exchange of Class B shares from another Nuveen Mutual Fund, (ii) for purposes of dividend reinvestment, and (iii) through December 31, 2008, for defined contribution plans and investors using automatic investment plans with investments in Class B shares as of March 31, 2008.

Eligible investors may purchase Class B shares at a public offering price equal to the applicable net asset value per share without any up-front sales charge. Since Class B shares are sold without an initial sales charge, the full amount of your purchase payment will be invested in Class B shares. Class B shares are subject to an annual distribution fee to compensate Nuveen for its costs in connection with the sale of Class B shares, and are also subject to an annual service fee to compensate financial intermediaries for providing you with ongoing financial advice and other account services. Each Fund has established a maximum purchase limit for the Class B shares of the Funds. Class B shares purchase orders equaling or exceeding $100,000 will not be accepted. In addition, purchase orders for a single purchaser that, when added to the value that day of all such purchaser’s shares of any class of any Nuveen Mutual Fund, cause the purchaser’s cumulative total of shares in Nuveen Mutual Funds to equal or exceed the aforementioned limit will not be accepted. Purchase orders for a single purchaser equal to or exceeding the foregoing limit should be placed only for Class A or Class C shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the financial intermediaries, and the Fund receives written confirmation of such approval.

You may be subject to a Contingent Deferred Sales Charge (“CDSC”) if you redeem your Class B shares prior to the end of the sixth year after purchase. See “Reduction or Elimination of Contingent Deferred Sales Charge” below. Nuveen compensates financial intermediaries for sales of Class B shares at the time of sale at the rate of 4.00% of the amount of Class B shares purchased, which represents a sales commission of 3.75% plus an advance on the first year’s annual service fee of 0.25%.

Class B shares acquired through the reinvestment of dividends are not subject to a CDSC. Any CDSC will be imposed on the lower of the redeemed shares’ cost or net asset value at the time of redemption.

Class B shares will automatically convert to Class A shares eight years after purchase. The purpose of the conversion is to limit the distribution fees you pay over the life of your investment. All conversions will be done at net asset value without the imposition of any sales load, fee, or other charge, so that the value of each shareholder’s account immediately before conversion will be the same as the value of the account immediately after conversion. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B shares in accordance with such procedures as the Board of Trustees may determine from time to time. Class B shares that are converted to Class A shares will remain subject to an annual service fee that is identical in amount for both Class B shares and Class A shares. Since net asset value per share of the Class B shares and the Class A shares may differ at the time of conversion, a shareholder may receive more or fewer Class A shares than the number of Class B shares converted. Any conversion of Class B shares into Class A shares will be subject to the continuing availability of an opinion of counsel or a private letter ruling from the Internal Revenue Service to the effect that the conversion of shares would not constitute a taxable event under federal income tax law. Conversion of Class B shares into Class A shares might be suspended if such an opinion or ruling were no longer available.

Class C Shares

You may purchase Class C shares at a public offering price equal to the applicable net asset value per share without any up-front sales charge. Class C shares are subject to an annual distribution fee of 0.75% to compensate Nuveen for paying your financial advisor an ongoing sales commission. Class C shares are also subject to an annual service fee of 0.25% to compensate financial intermediaries for providing you with ongoing financial advice and other account services. Nuveen compensates financial intermediaries for sales of Class C shares at the time of the sale at a rate of 1% of the amount of Class C shares purchased, which represents an advance of the first year’s distribution fee of 0.75% plus an advance on the first year’s annual service fee of 0.25%. See “Distribution and Service Plans.”

Class C share purchase orders equaling or exceeding $1,000,000 will not be accepted. In addition, purchase orders for a single purchaser that, when added to the value that day of all of such purchaser’s shares of any class of any Nuveen Mutual Fund, cause the purchaser’s cumulative total of shares in Nuveen Mutual Funds to equal or exceed the aforementioned limit will not be accepted. Purchase orders for a single purchaser equal to or exceeding the foregoing limit should be placed only for Class A shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the financial intermediary, and the Fund receives written confirmation of such approval.

Redemptions of Class C shares within 12 months of purchase may be subject to a CDSC of 1% of the lower of the purchase price or redemption proceeds. Because Class C shares do not convert to Class A shares and continue to pay an annual distribution fee indefinitely, Class C shares should normally not be purchased by an investor who expects to hold shares for significantly longer than eight years.

Reduction or Elimination of Contingent Deferred Sales Charge

Class A shares are normally redeemed at net asset value, without any CDSC. However, in the case of Class A shares purchased at net asset value on or after May 1, 2007 because the purchase amount exceeded $1 million, where the financial intermediary did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 12 months of purchase. In the case of Class B shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C shares that are redeemed within 12 months of purchase (except in cases where the shareholder’s financial advisor agreed to waive the right to receive an advance of the first year’s distribution and service fee).

In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund. The holding period is calculated on a monthly basis and begins on the date of purchase. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases of net asset value above the initial purchase price. Nuveen receives the amount of any CDSC shareholders pay.

The CDSC may be waived or reduced under the following circumstances: (i) in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (ii) in the event of the death of the shareholder (including a registered joint owner); (iii) for redemptions made pursuant to a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account’s net asset value depending on the frequency of the plan as designated by the shareholder; (iv) involuntary redemptions caused by operation of law; (v) redemptions in connection with a payment of account or plan fees; (vi) redemptions in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund’s shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; (vii) redemptions in connection with the exercise of a Fund’s right to redeem all shares in an account that does not maintain a certain minimum balance or that the Board of Trustees has determined may have material adverse consequences to the shareholders of a Fund; (viii) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A shares is reduced pursuant to Rule 22d-1 under the Act; (ix) redemptions of shares purchased under circumstances or by a category of investors for which Class A shares could be purchased at net asset value without a sales charge; (x) redemptions of Class A, Class B or Class C shares if the proceeds are transferred to an account managed by another Nuveen adviser and the adviser refunds the advanced service and distribution fees to Nuveen; and (xi) redemptions of Class C shares in cases where (a) you purchase shares after committing to hold the shares for less than one year and (b) your advisor consents up front to receiving the appropriate service and distribution fee on the Class C shares on an ongoing basis instead of having the first year’s fees advanced by Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 under the 1940 Act.

In addition, the CDSC will be waived in connection with the following redemptions of shares held by an employer-sponsored qualified defined contribution retirement plan: (i) partial or complete redemptions in connection with a distribution without penalty under Section 72(t) of the Code from a retirement plan: (a) upon attaining age 59 1/2, (b) as part of a series of substantially equal periodic payments, or (c) upon separation from service and attaining age 55; (ii) partial or complete redemptions in connection with a qualifying loan or hardship withdrawal; (iii) complete redemptions in connection with termination of employment, plan termination or transfer to another employer’s plan or IRA; and (iv) redemptions resulting from the return of an excess contribution. The CDSC will also be waived in connection with the following redemptions of shares held in an IRA account: (i) for redemptions made pursuant to an IRA systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(A)(iv) prior to age 59 1/2; and (ii) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder’s Nuveen IRA accounts).

Class R3 Shares

Class R3 shares are available for purchase at the offering price, which is the net asset value per share without any up-front sales charge. Class R3 shares are subject to annual distribution and service fees of 0.50% of the Funds’ average daily net assets. The annual 0.25% service fee compensates your financial advisor and/or associated financial intermediaries for providing ongoing service to you. The annual 0.25% distribution fee compensates Nuveen for paying your financial advisor and/or associated financial intermediaries an ongoing sales commission.

Class R3 shares are only available for purchase by certain retirement plans that have an agreement with Nuveen to utilize R3 shares in certain investment products or programs (collectively, “retirement plans”). Eligible retirement plans include, but are not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and health care benefit funding plans. In addition, Class R3 shares are available only to retirement plans where Class R3 shares are held on the books of the Funds through omnibus accounts (either at the retirement plan level or at the level of the retirement plan’s financial intermediary). Class R3 shares are not available to traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans.

The administrator of a retirement plan or employee benefits office can provide plan participants with detailed information on how to participate in the retirement plan and how to elect a Fund as an investment option. Retirement plan participants may be permitted to elect different investment options, alter the amounts contributed to the retirement plan, or change how contributions are allocated among investment options in accordance with the retirement plan’s specific provisions. The retirement plan administrator or employee benefits office should be consulted for details. For questions about their accounts, participants should contact their employee benefits office, the retirement plan administrator, or the organization that provides recordkeeping services for the retirement plan.

Eligible retirement plans may open an account and purchase Class R3 shares directly from the Funds or by contacting any financial intermediary authorized to sell Class R3 shares of the Funds. Financial intermediaries may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by retirement plan accounts and their retirement plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial intermediaries may also perform other functions, including generating confirmation statements, and may arrange with retirement plan administrators for other investment or administrative services. Financial intermediaries may independently establish and charge retirement plans and retirement plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, retirement plans may charge retirement plan participants for certain expenses. These fees and additional amounts could reduce investment returns in Class R3 shares of the Funds.

Financial intermediaries and retirement plans may have omnibus accounts and similar arrangements with a Fund and may be paid for providing shareholder servicing and other services. A financial intermediary or retirement plan may be paid for its services directly or indirectly by the Funds or Nuveen. Nuveen may pay a financial intermediary an additional amount for sub-transfer agency or other administrative services. Such sub-transfer agency or other administrative services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semiannual reports and shareholder notices and other required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals, automated investment plans and shareholder account registrations. Your retirement plan may establish various minimum investment requirements for Class R3 shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class R3 shares or the reinvestment of dividends. Retirement plan participants should contact their retirement plan administrator with respect to these issues. This Statement of Additional Information should be read in conjunction with the retirement plan’s and/or the financial intermediary’s materials regarding their fees and services.

Class I Share Purchase Eligibility

Class R shares were renamed Class I shares effective May 1, 2008. Class I shares are available for purchases of $1 million or more and for purchases using dividends and capital gains distributions on Class I shares. Class I shares also are available for the following categories of investors:

•	any person who was a shareholder of the PBHG Special Equity Fund on December 5, 2002 (for Multi-Cap Fund only);

•

officers, trustees and former trustees of the Trust or any Nuveen-sponsored registered investment company and their immediate family members or trustees/directors of any fund sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members (immediate family members are defined as their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughter-in-law, siblings, a sibling’s spouse, and a spouse’s siblings);

•	bona fide, full-time and retired employees of Nuveen, and subsidiaries thereof, or their immediate family members;

•	any person who, for at least the last 90 days, has been an officer, director or bona fide employee of any financial intermediary, or their immediate family members;

(Any shares purchased by investors falling within any of the first four categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by a Fund.)

•

bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

•	investors purchasing on a periodic fee or asset-based fee program which is sponsored by a registered broker-dealer or other financial institution that has entered into an agreement with Nuveen;

•

fee-paying clients of a registered investment advisor (“RIA”) who initially invests for clients an aggregate of at least $100,000 in Nuveen Funds through a fund “supermarket” or other mutual fund trading platform sponsored by a broker-dealer or trust company of which the RIA is not an affiliated or associated person and which has entered into an agreement with Nuveen;

•	employer-sponsored retirement plans except SEPs, SAR-SEPs, SIMPLE IRAs and KEOGH plans; and

•	other Nuveen Funds whose investment policies allow investments in other investment companies.

In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Nuveen Defined Portfolios in Class I shares, if, before September 6, 1994 (or before June 13, 1995 for Nuveen Intermediate Duration Municipal Bond Fund), such purchasers of Nuveen Defined Portfolios had elected to reinvest distributions in Nuveen Fund shares.

Shareholder Programs

Exchange Privilege

You may exchange shares of a Fund for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by either sending a written request to the applicable Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530 or by calling Nuveen Investor Services toll free at (800) 257-8787. You may also exchange Class A shares to Class I shares of a Fund if, after you purchased Class A shares, you became eligible to purchase Class I shares. An exchange between Class A shares and Class I shares of a Fund is not considered a taxable event. This may be done in writing to the address stated above.

If you exchange shares between different Nuveen Mutual Funds and your shares are subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares. If you exchange from Class A shares to Class I shares of a Fund and your Class A shares are subject to a CDSC, the CDSC will be assessed at the time of the exchange.

The shares to be purchased must be offered in your state of residence. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange (except for exchanges between Class A shares and Class I shares of the same Fund) constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free at (800) 257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by a Fund at any time.

The exchange privilege is not intended to permit a Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, each Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. See “Frequent Trading Policy” below.

Reinstatement Privilege

If you redeemed Class A, Class B or Class C shares of a Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. The reinstatement privilege for Class B shares will no longer be available as of December 31, 2008. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

Suspension of Right of Redemption

Each Fund may suspend the right of redemption of Fund shares or delay payment more than seven days (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the SEC so that trading of the Fund’s investments or determination of its net asset value is not reasonably practicable, or (c) for any other periods that the SEC by order may permit for protection of Fund shareholders.

Redemption In-Kind

The Funds have reserved the right to redeem in-kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in-kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the 90-day period.

Frequent Trading Policy

The Funds Frequent Trading Policy is as follows:

Nuveen Mutual Funds are intended as long-term investments and not as short-term trading vehicles. At the same time, the Funds recognize the need of investors to periodically make purchases and redemptions of Fund shares when rebalancing their portfolios and as their financial needs or circumstances change. Nuveen Mutual Funds have adopted the following Frequent Trading Policy that seeks to balance these needs against the potential for higher operating costs, portfolio management disruption and other inefficiencies that can be caused by excessive trading of Fund shares.

1. Definition of Round Trip

A Round Trip trade is the purchase and subsequent redemption of Fund shares, including by exchange. Each side of a Round Trip trade may be comprised of either a single transaction or a series of closely-spaced transactions.

2. Round Trip Trade Limitations

Nuveen Mutual Funds limit the frequency of Round Trip trades that may be placed in a Fund. Subject to certain exceptions noted below, the Funds limit an investor to four Round Trips per trailing 12-month period and may also restrict the trading privileges of an investor who makes a Round Trip within a 30-day period if the purchase and redemption are of substantially similar dollar amounts and represent at least 25% of the value of the investor’s account.

3. Enforcement

Trades placed in violation of the foregoing policies are subject to rejection or cancellation by Nuveen Mutual Funds. Nuveen Mutual Funds may also bar an investor (and/or the investor’s financial advisor) who has violated these policies from opening new accounts with the Funds and may restrict the investor’s existing account(s) to redemptions only. Nuveen Mutual Funds reserve the right, in their sole discretion, to (a) interpret the terms and application of these policies, (b) waive unintentional or minor violations (including transactions below certain dollar thresholds) if Nuveen Mutual Funds determine that doing so does not harm the interests of Fund shareholders, and (c) exclude certain classes of redemptions from the application of the trading restrictions set forth above.

Nuveen Mutual Funds reserve the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if they determine, in their sole discretion, that a proposed transaction or series of transactions involve market timing or excessive trading that is likely to be detrimental to the Funds. The Funds may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

The ability of Nuveen Mutual Funds to implement the Frequent Trading Policy for omnibus accounts at certain financial intermediaries may be dependent on receiving from those intermediaries sufficient shareholder information to permit monitoring of trade activity and enforcement of the Funds’ Frequent Trading Policy. In addition, the Funds may rely on a financial intermediary’s policy to restrict market timing and excessive trading if the Funds believe that the policy is reasonably designed to prevent market timing that is detrimental to the Funds. Such policy may be more or less restrictive than the Funds’ Policy. The Funds cannot ensure that these financial intermediaries will in all cases apply the Funds’ policy or their own policies, as the case may be, to accounts under their control.

Exclusions from the Frequent Trading Policy

As stated above, certain redemptions are eligible for exclusion from the Frequent Trading Policy, including: (i) redemptions or exchanges by shareholders investing through the fee-based platforms of certain financial intermediaries (where the intermediary charges an asset-based or comprehensive “wrap” fee for its services) that are effected by the financial intermediaries in connection with systematic portfolio rebalancing; (ii) when there is a verified trade error correction, which occurs when a dealer firm sends a trade to correct an earlier trade made in error and then the firm sends an explanation to the Nuveen Mutual Funds confirming that the trade is actually an error correction; (iii) in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (iv) in the event of the death of the shareholder (including a registered joint owner); (v) redemptions made pursuant to a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account’s net asset value depending on the frequency of the plan as designated by the shareholder; (vi) redemptions of shares that were purchased through a systematic investment program; (vii) involuntary redemptions caused by operation of law; (viii) redemptions in connection with a payment of account or plan fees; (ix) redemption or exchanges by any “fund of funds” advised by NAM; and (x) redemptions in connection with the exercise of a Fund’s right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of a Fund.

In addition, the following redemptions of shares by an employer-sponsored qualified defined contribution retirement plan are excluded from the Frequent Trading Policy: (i) partial or complete redemptions in connection with a distribution without penalty under Section 72(t) of the Code from a retirement plan: (a) upon attaining age 59 1/2; (b) as part of a series of substantially equal periodic payments, or (c) upon separation from service and attaining age 55; (ii) partial or complete redemptions in connection with a qualifying loan or hardship withdrawal; (iii) complete redemptions in connection with termination of employment, plan termination, transfer to another employer’s plan or IRA or changes in a plan’s recordkeeper; and (iv) redemptions resulting from the return of an excess contribution. Also, the following redemptions of shares held in an IRA account are excluded from the application of the Frequent Trading Policy: (i) redemptions made pursuant to an IRA systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(A)(iv) prior to age 59 1/2; and (ii) redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account.

General Matters

The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in equity securities, equity and debt securities, or equity and municipal securities.

To help advisors and investors better understand and more efficiently use the Funds to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software, electronic information sites, or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds’ net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the NYSE will receive that day’s share price; orders accepted after the close of trading will receive the next business day’s share price.

In addition, you may exchange Class I shares of any Fund for Class A shares of the same Fund without a sales charge if the current net asset value of those Class I shares is at least $3,000 or you already own Class A shares of that Fund.

For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see “How to Buy Shares” and “Special Services” in the applicable Prospectus.

If you choose to invest in a Fund, an account will be opened and maintained for you by Boston Financial Data Services (“BFDS”), the Funds’ shareholder services agent. Shares will be registered in the name of the investor or the investor’s financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good standing form from the financial advisor acting on the investor’s behalf. Each Fund reserves the right to reject any purchase order and to waive or increase minimum investment requirements.

The Funds do not issue share certificates. For certificated shares previously issued, a fee of 1% of the current market value will be charged if the certificate is lost, stolen or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen or destroyed certificate.

Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a “best efforts” arrangement as provided by a distribution agreement with the Trust (the “Distribution Agreement”). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds’ shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as “Dealers”), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds’ shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to dealers. Nuveen receives for its services the excess, if any, of the sales price of a Fund’s shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under “Distribution and Service Plans.” Nuveen receives any CDSCs imposed on redemptions of Fund shares, but any amounts as to which a reinstatement privilege is not exercised are set off against and reduce amounts otherwise payable to Nuveen pursuant to the Distribution Agreement.

The following tables set forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares, the amount thereof retained by Nuveen and the compensation on redemptions and repurchases received by Nuveen for each of the Funds for the specified periods. All figures are to the nearest thousand.

	Amount of Underwriting Commissions			Amount Retained by Nuveen			Amount of Compensation on Redemptions and Repurchases
	7/01/05- 6/30/06	7/01/06- 6/30/07	7/01/07- 6/30/08	7/01/05- 6/30/06	7/01/06- 6/30/07	7/01/07- 6/30/08	7/01/05- 6/30/06	7/01/06- 6/30/07	7/01/07- 6/30/08
Multi-Manager Large-Cap Fund	$188	$116	$49	$19	$14	$6	$46	$21	$27
Multi-Cap Fund	2,655	1,879	717	322	226	86	179	259	580
Small-Cap Fund	101	130	36	10	8	4	—	9	24
Value Opportunities Fund	546	1,160	713	35	123	77	5	91	64

	Amount of Underwriting Commissions			Amount Retained by Nuveen			Amount of Compensation on Redemptions and Repurchases
		12/15/06- 6/30/07	7/01/07- 6/30/08		12/15/06- 6/30/07	7/01/07- 6/30/08		12/15/06- 6/30/07	7/01/07- 6/30/08
Large-Cap Fund		$24	$24		$3	$3		$—	$2
Small/Mid-Cap Fund		7	7		1	1		—	1

Other Compensation to Certain Dealers

NAM, at its own expense, currently provides additional compensation to Dealers who distribute shares of the Nuveen Mutual Funds. The level of payments made to a particular Dealer in any given year will vary and will comprise an amount equal to (a) up to 0.25% of fund sales by that Dealer; and/or (b) up to 0.12% of assets attributable to that Dealer. A number of factors will be considered in determining the level of payments as enumerated in the Prospectus. NAM makes these payments to help defray marketing and distribution costs incurred by particular Dealers in connection with the sale of Nuveen Mutual Funds, including costs associated with educating a firm’s financial advisors about the features and benefits of Nuveen Mutual Funds. NAM will, on an annual basis, determine the advisability of continuing these payments. Additionally, NAM may also directly sponsor various meetings that facilitate educating financial advisors and shareholders about the Nuveen Mutual Funds.

In 2008, NAM expects that it will pay additional compensation to the following Dealers;

A.G. Edwards (a division of Wachovia Securities, LLC)

Ameriprise Financial

Banc of America Investment Services, Inc.

Merrill Lynch, Pierce, Fenner & Smith, Inc.

Morgan Stanley DW Inc.

Raymond James Financial

Smith Barney

UBS Financial Services Inc.

Wachovia Securities, LLC

DISCLOSURE OF PORTFOLIO HOLDINGS

The Nuveen Mutual Funds have adopted a portfolio holdings disclosure policy which governs the dissemination of the Funds’ portfolio holdings. In accordance with this policy, the Funds may provide portfolio holdings information to third parties no earlier than the time a report is filed with the SEC that is required to contain such information or one day after the information is posted on the Fund’s publicly accessible website, www.nuveen.com. Currently, the Funds generally make available complete portfolio holdings information on the Funds’ website following the end of each month with an approximately one-month lag. Additionally, the Funds publish on the website a list of its top ten holdings as of the end of each month, approximately 2-5 business days after the end of the month for which the information is current. This information will remain available on the website at least until the Funds file with the SEC their Forms N-CSR or Forms N-Q for the period that includes the date as of which the website information is current.

Additionally, the Funds may disclose portfolio holdings information that has not been included in a filing with the SEC or posted on the Funds’ website (i.e., non-public portfolio holdings information) only if there is a legitimate business purpose for doing so and if the recipient is required, either by explicit agreement or by virtue of the recipient’s duties to the Funds as an agent or service provider, to maintain the confidentiality of the information and to not use the information in an improper manner (e.g., personal trading). In this connection, the Funds may disclose on an ongoing basis non-public portfolio holdings information in the normal course of their investment and administrative operations to various service providers, including their investment adviser and/or subadviser(s), independent registered public accounting firm, custodian, financial printer (R.R. Donnelley Financial and Financial Graphic Services), proxy voting service(s) (including Institutional Shareholder Services, ADP Investor Communication Services, and Glass, Lewis & Co.), and to the legal counsel for the Fund’s independent trustees (Chapman and Cutler LLP). Also, the Funds’ investment adviser may transmit to Vestek Systems, Inc. daily non-public portfolio holdings information on a next-day basis to enable the investment adviser to perform portfolio attribution analysis using Vestek’s systems and software programs. Vestek is also provided with non-public portfolio holdings information on a monthly basis approximately 2-3 business days after the end of each month so that Vestek may calculate and provide certain statistical information (but not the non-public holdings information itself) to its clients (including retirement plan sponsors or their consultants). The Funds’ investment adviser and/or sub-adviser may also provide certain portfolio holdings information to broker-dealers from time to time in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities. In providing this information, reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken in an effort to avoid potential misuse of the disclosed information.

Non-public portfolio holdings information may be provided to other persons if approved by the Funds’ Chief Administrative Officer or Secretary upon a determination that there is a legitimate business purpose for doing so, the disclosure is consistent with the interests of the Funds, and the recipient is obligated to maintain the confidentiality of the information and not misuse it.

Compliance officers of the Funds and their investment adviser and sub-adviser periodically monitor overall compliance with the policy to ascertain whether portfolio holdings information is disclosed in a manner that is consistent with the Fund’s policy. Reports are made to the Funds’ Board of Trustees on an annual basis.

There is no assurance that the Funds’ policies on portfolio holdings information will protect the Funds from the potential misuse of portfolio holdings information by individuals or firms in possession of such information.

DISTRIBUTION AND SERVICE PLANS

The Funds have adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which provides that Class B, Class C and Class R3 shares are subject to an annual distribution fee, and that Class A, Class B, Class C and Class R3 shares are subject to an annual service fee. Class I shares are not subject to either distribution or service fees.

The distribution fee applicable to Class B, Class C and Class R3 shares under each Fund’s Plan will be payable to compensate Nuveen for services and expenses incurred in connection with the distribution of Class B, Class C and Class R3 shares, respectively. These expenses include payments to financial intermediaries, including Nuveen, who are brokers of record with respect to the Class B and Class C shares, as well as, without limitation, expenses of printing and distributing Prospectuses to persons other than shareholders of each Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B, Class C and Class R3 shares, certain other expenses associated with the distribution of Class B, Class C and Class R3 shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

The service fee applicable to Class A, Class B, Class C and Class R3 shares under each Fund’s Plan will be payable to financial intermediaries in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal service to shareholders.

Each Fund may spend up to 0.25 of 1% per year of the average daily net assets of Class A shares as a service fee under the Plan as applicable to Class A shares. Each Fund may spend up to 0.75 of 1% per year of the average daily net assets of each of the Class B shares and Class C shares and 0.25 of 1% per year of the average daily net assets of Class R3 shares as a distribution fee which constitutes an asset-based sales charge whose purpose is the same as an up-front sales charge and up to 0.25 of 1% per year of the average daily net assets of each of the Class B, Class C and Class R3 shares as a service fee under the Plan as applicable to such classes.

During the fiscal year ended June 30, 2008, the Funds incurred 12b-1 fees pursuant to their respective 12b-1 Plan in the amounts set forth in the table below. For this period, substantially all of the 12b-1 service fees on Class A shares were paid out as compensation to financial intermediaries for providing services to shareholders relating to their investments. To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B shares during the first year following a purchase, all 12b-1 distribution fees on Class B shares, and all 12b-1 service and distribution fees on Class C shares during the first year following a purchase are retained by Nuveen. After the first year following a purchase, 12b-1 service fees on Class B shares and 12b-1 service and distribution fees on Class C shares are paid to financial intermediaries. Class R3 shares were not offered during the fiscal year ended June 30, 2008.

12b-1 Fees Incurred by each Fund for the fiscal year ended June 30, 2008

Multi-Manager Large-Cap Fund
Class A	$1,125,643
Class B	130,420
Class C	285,790

Total	$1,541,853

12b-1 Fees Incurred by each Fund for the fiscal year ended June 30, 2008

Multi-Cap Fund
Class A	$1,088,508
Class B	534,960
Class C	2,981,960

Total	$4,605,428

Large-Cap Fund
Class A	$12,808
Class B	5,624
Class C	24,688

Total	$43,120

Small/Mid-Cap Fund
Class A	$8,275
Class B	973
Class C	11,062

Total	$20,310

Small-Cap Fund
Class A	$155,618
Class B	5,758
Class C	129,229

Total	$290,605

Value Opportunities Fund
Class A	$741,699
Class B	60,497
Class C	1,056,999

Total	$1,859,195

Under each Fund’s Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the Trustees who are not “interested persons” (“independent trustees”) and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the independent trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the independent trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the independent trustees of the Trust will be committed to the discretion of the independent trustees then in office.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, CUSTODIAN AND TRANSFER AGENT

PricewaterhouseCoopers, LLP (“PWC”), One North Wacker Drive, Chicago, Illinois 60606, independent registered public accounting firm, has been selected as auditors for the Trust. In addition to audit services, PWC will provide assistance on accounting, internal control, tax and related matters.

The custodian of the assets of the Funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian performs custodial, fund accounting and portfolio accounting services.

The Funds’ transfer, shareholder services, and dividend paying agent is Boston Financial Data Services, P.O. Box 8530, Boston, Massachusetts 02266-8530.

FINANCIAL STATEMENTS

The audited financial statements for each Fund appear in each Fund’s Annual Report, dated June 30, 2008. Each Fund’s Annual Report is incorporated herein by reference and is available without charge by calling (800) 257-8787.

GENERAL TRUST INFORMATION

Each Fund is a series of the Trust. The Trust is an open-end management investment company under the 1940 Act. The Trust was organized as a Massachusetts business trust on May 6, 1996. The Board of Trustees of the Trust is authorized to issue an unlimited number of shares in one or more series, which may be divided into classes of shares. Currently, there are 13 series authorized and outstanding, each of which may be generally divided into different classes of shares designated as Class A shares, Class B shares, Class C shares, Class R3 shares and Class I shares. Each class of shares represents an interest in the same portfolio of investments of a Fund. Each class of shares has equal rights as to voting, redemption, dividends and liquidation, except that each bears different class expenses, including different distribution and service fees, and each has exclusive voting rights with respect to any distribution or service plan applicable to its shares. There are no conversion, preemptive or other subscription rights, except that Class B shares automatically convert into Class A shares. The Board of Trustees of the Trust has the right to establish additional series and classes of shares in the future, to change those series or classes and to determine the preferences, voting powers, rights and privileges thereof.

The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of a Fund have the right to call a special meeting to remove Trustees or for any other purpose.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust’s Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or a Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

MAI-NWQ-1008D

October 31, 2008

NUVEEN INVESTMENT TRUST

333 West Wacker Drive

Chicago, Illinois 60606

Nuveen Growth Allocation Fund

Nuveen Moderate Allocation Fund

Nuveen Conservative Allocation Fund

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to, and should be read in conjunction with, the Prospectus for Nuveen Growth Allocation Fund (the “Growth Allocation Fund”), Nuveen Moderate Allocation Fund (the “Moderate Allocation Fund”) and Nuveen Conservative Allocation Fund (the “Conservative Allocation Fund”) (individually a “Fund,” and collectively the “Funds”) dated October 31, 2008. A Prospectus may be obtained without charge from certain securities representatives, banks and other financial institutions that have entered into sales agreements with Nuveen Investments, LLC (“Nuveen”), or from a Fund, by written request to the applicable Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530, or by calling (800) 257-8787.

The audited financial statements for each Fund’s most recent fiscal year appear in the Fund’s Annual Report dated June 30, 2008; each is incorporated herein by reference and is available without charge by calling (800) 257-8787.

GENERAL INFORMATION

The Funds are diversified series of Nuveen Investment Trust (the “Trust”), an open-end management investment company organized as a Massachusetts business trust on May 6, 1996. Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objectives and policies. Currently, 13 series of the Trust are authorized and outstanding. The name of the Nuveen Global Value Fund was changed to the Nuveen Growth Allocation Fund on August 1, 2008. The name of the Nuveen Balanced Stock and Bond Fund was changed to the Nuveen Moderate Allocation Fund on August 1, 2008. The name of the Nuveen Balanced Municipal and Stock Fund was changed to the Nuveen Conservative Allocation Fund on July 7, 2008.

Certain matters under the Investment Company Act of 1940, as amended (the “1940 Act”), which must be submitted to a vote of the holders of the outstanding voting securities of a series shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting shares of each series affected by such matter.

INVESTMENT RESTRICTIONS

The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus for the Funds. Each Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the Fund’s outstanding voting shares:

(1) With respect to 75% of the total assets of the Fund, purchase the securities of any issuer (except securities issued or guaranteed by the United States government or any agency or instrumentality thereof or securities issued by other investment companies) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

(2) Borrow money, except as permitted by the 1940 Act and exemptive orders granted under the 1940 Act.

(3) Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(4) Make loans except as permitted by the 1940 Act and exemptive orders granted under the 1940 Act.

(5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7) Issue senior securities, except as permitted under the 1940 Act.

(8) Purchase the securities of any issuer if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of issuers whose principal business activities are in the same industry (except that this restriction shall not be applicable to securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof or (with respect to the Conservative Allocation Fund only) to municipal obligations, other than those municipal obligations backed only by the assets and revenues of non-governmental users).

The foregoing restrictions and limitations will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

The foregoing fundamental investment policies, together with the investment objective of each of the Funds and certain other policies specifically identified in the Prospectus, cannot be changed without

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approval by holders of a “majority of the Fund’s outstanding voting shares.” As defined in the 1940 Act, this means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if the holders of more than 50% of the Fund’s shares are present or represented by proxy, or (ii) more than 50% of the Fund’s shares, whichever is less.

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. A Fund may not:

(1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

(2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

(3) Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33 1/3% of the Fund’s total assets at the time of the borrowing or investment.

(4) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act and applicable state law.

(5) Enter into futures contracts or related options if more than 30% of the Fund’s net assets would be represented by such instruments or more than 5% of the Fund’s net assets would be committed to initial margin deposits and premiums on futures contracts and related options.

(6) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(7) Purchase securities when borrowings exceed 5% of its total assets. If due to market fluctuations or other reasons, the value of the Fund’s assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

(8) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

INVESTMENT POLICIES AND TECHNIQUES

The following information supplements the discussion of the Funds’ investment objectives, policies and techniques that appears in the Prospectus for the Funds.

Investment Companies

Each Fund is a “fund of funds” that invests principally in the shares of other registered investment companies, including open-end mutual funds and exchange-traded funds (the “Underlying Funds”). Nuveen Investment Solutions, Inc. (formerly, Richards & Tierney, Inc.), the Funds’ sub-adviser (“NIS”), exercises broad discretion in selecting which Underlying Funds to include in each Fund’s portfolio. The Funds intend to invest only in Underlying Funds that qualify for treatment as regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). If an Underlying Fund fails to qualify as a RIC, it may be subject to federal income tax. No assurance can be given that an Underlying Fund will qualify as a RIC.

Rules adopted by the Securities and Exchange Commission (the “SEC”) allow funds to elect to make redemptions either in part or entirely in securities from their portfolios (“in-kind” redemptions) in place of cash under certain circumstances. If a Fund acquires in-kind securities from an Underlying Fund that has exercised such an election, the Fund may hold the securities until NIS decides to sell them. A Fund will likely incur additional expenses in connection with the sale of any securities acquired as a result of an in-kind redemption.

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Non-U.S. Investments

The Underlying Funds may invest in non-U.S. securities. Investments in securities of non-U.S. issuers involve risks in addition to the usual risks inherent in domestic investments, including currency risk. The value of a non-U.S. security in U.S. dollars tends to decrease when the value of the U.S. dollar rises against the non-U.S. currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency.

Non-U.S. securities are affected by the fact that in many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. and companies may not be subject to uniform accounting, auditing and financial reporting standards. Other risks inherent in non-U.S. investments include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of non-U.S. brokers, securities markets and issuers; diplomatic developments; and political or social instability. Non-U.S. economies may differ favorably or unfavorably from the U.S. economy in various respects, and many non-U.S. securities are less liquid and their prices tend to be more volatile than comparable U.S. securities. From time to time, non-U.S. securities may be difficult to liquidate rapidly without adverse price effects.

The Underlying Funds may also invest in non-U.S. securities by purchasing depositary receipts, including American Depository Receipts (“ADRs”) European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”), or other securities representing indirect ownership interests in the securities of non-U.S. issuers. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designated for use in the U.S. securities markets, while EDRs and GDRs are typically in bearer form and may be denominated in non-U.S. currencies and are designed for use in European and other markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying non-U.S. security. ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs, EDRs and GDRs shall be treated as indirect non-U.S. investments. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. ADRs, EDRs and GDRs do not eliminate all of the risks associated with directly investing in the securities of non-U.S. issuers, such as changes in non-U.S. currency exchange rates. However, by investing in ADRs rather than directly in non-U.S. issuers’ stock, the Underlying Funds avoid currency risks during the settlement period. Some ADRs may not be sponsored by the issuer.

Other types of depositary receipts include American Depositary Shares (“ADSs”), Global Depositary Certificates (“GDCs”) and International Depositary Receipts (“IDRs”). ADSs are shares issued under a deposit agreement representing the underlying ordinary shares that trade in the issuer’s home market. An ADR, described above, is a certificate that represents a number of ADSs. GDCs and IDRs are typically issued by a non-U.S. bank or trust company, although they may sometimes also be issued by a U.S. bank or trust company. GDCs and IDRs are depositary receipts that evidence ownership of underlying securities issued by either a non-U.S. or a U.S. corporation.

Depositary receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the security underlying the receipt. An unsponsored facility may be established by a depositary without participation by the issuer of the security underlying the receipt. There are greater risks associated with holding unsponsored depositary receipts. For example, if an Underlying Fund holds an unsponsored depositary receipt, it will generally bear all of the costs of establishing the unsponsored facility. In addition, the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security. Whether a sponsored or unsponsored facility, there is no assurance that either would pass through to the holders of the receipts voting rights with respect to the deposited securities.

Securities transactions conducted outside the U.S. may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, non-U.S. securities, currencies and other instruments. The value of such positions also could be adversely affected by (i) other complex non-U.S. political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in an Underlying Fund’s ability to act upon economic events occurring in non-U.S. markets during non-business hours in the U.S., (iv) the imposition of different exercise and

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settlement terms and procedures and the margin requirements than in the U.S., (v) currency exchange rate changes, and (vi) lower trading volume and liquidity.

Currency Risk

By investing in non-U.S. securities, the Underlying Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the non-U.S. currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value relative to a non-U.S. currency, an Underlying Fund’s investment in securities denominated in that currency will lose value because its currency is worth fewer U.S. dollars. On the other hand, when the value of the U.S. dollar falls relative to a non-U.S. currency, an Underlying Fund’s investments denominated in that currency will tend to increase in value because that currency is worth more U.S. dollars. The exchange rates between the U.S. dollar and non-U.S. currencies depend upon such factors as supply and demand in the currency exchange markets, international balance of payments, governmental intervention, speculation, and other economic and political conditions. Although an Underlying Fund generally values its assets daily in U.S. dollars, the Underlying Funds may not convert its holdings of non-U.S. currencies to U.S. dollars daily. An Underlying Fund may incur conversion costs when it converts its holdings to another currency. Non-U.S. exchange dealers may realize a profit on the difference between the price at which an Underlying Fund buys and sells currencies.

Cash Equivalents and Short-Term Investments

To keep cash on hand fully invested, the Funds may invest in cash equivalents and short-term taxable fixed income securities. Short-term taxable fixed income securities are defined to include, without limitation, the following:

(1) Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. A Fund may only invest in government securities with maturities of less than one year or that have a variable or floating rate of interest.

(2) Each Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund’s 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit purchased by a Fund may not be fully insured. A Fund may only invest in certificates of deposit issued by U.S. banks with at least $1 billion in assets.

(3) Each Fund may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

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(4) Each Fund may invest in repurchase agreements which involve purchases of debt securities. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for a Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for a Fund to invest temporarily available cash. A Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers acceptances’ in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The portfolio manager monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The portfolio manager does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

(5) Each Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between a Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. The portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because a Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Funds may only invest in commercial paper, corporate notes, corporate bonds or corporate debentures that are rated within the highest grade by Fitch, Inc., Moody’s Investor Services, Inc. or Standard and Poor’s, a Division of The McGraw-Hill Companies, Inc. and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

Equity Securities

The Underlying Funds may invest in various equity investments, including, but not limited to, common stocks, preferred stocks, warrants to purchase common stocks or preferred stocks, securities convertible into common or preferred stocks, such as convertible bonds and debentures, and other securities with equity characteristics.

Common Stocks

Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the board of trustees of the company.

Preferred Stocks

Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

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General Risks of Investing in Stocks

While investing in stocks allows shareholders to participate in the benefits of owning a company, such shareholders must accept the risks of ownership. Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company’s stock may fall because of:

•	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;

•	Factors affecting an entire industry, such as increases in production costs; and

•	Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Hedging Strategies

General Description of Hedging Strategies

Each Fund may invest in Underlying Funds that utilize a variety of financial instruments, including options, futures contracts (sometimes referred to as “futures”), forward contracts, options and swaps to attempt to hedge an Underlying Fund’s holdings.

Derivative hedges are generally used to hedge against price movements in one or more particular securities positions that an Underlying Fund owns or intends to acquire. Such instruments may also be used to “lock-in” realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which an Underlying Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. An Underlying Fund may also use derivative instruments to manage the risks of its assets. Risk management strategies include, but are not limited to, facilitating the sale of securities, managing the effective maturity or duration of debt obligations, establishing a position in the derivatives markets as a substitute for buying or selling certain securities or creating or altering exposure to certain asset classes. The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way for an Underlying Fund to invest than would “traditional” securities (i.e., stocks or bonds). The use of hedging instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission and various state regulatory authorities. In addition, an Underlying Fund’s ability to use hedging instruments will be limited by tax considerations.

Risks and Special Considerations Concerning Derivatives

The use of derivative instruments involves certain general risks and considerations as described below. The specific risks pertaining to certain types of derivative instruments are described below:

(1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Underlying Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager’s ability to predict movements of the securities,

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currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

(2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or OTC derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Underlying Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Underlying Fund.

(3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

(4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. An Underlying Fund might be required by applicable regulatory requirements to maintain assets as “cover,” maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If an Underlying Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair an Underlying Fund’s ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Underlying Fund sell a portfolio security at a disadvantageous time. An Underlying Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to an Underlying Fund.

(5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6) Systemic or “Interconnection” Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

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Swaps, Caps, Collars and Floors

The Underlying Funds may engage in swaps, caps, collars and floors.

Swap Agreements

A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, non-U.S. currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of an Underlying Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from an Underlying Fund. If a swap agreement calls for payments by an Underlying Fund, the Underlying Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. An Underlying Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, an Underlying Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify an Underlying Fund’s gains or losses. In order to reduce the risk associated with leveraging, an Underlying Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If an Underlying Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of an Underlying Fund’s accrued obligations under the swap agreement over the accrued amount the Underlying Fund is entitled to receive under the agreement. If an Underlying Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Underlying Fund’s accrued obligations under the agreement.

Equity Swaps. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that an Underlying Fund will be committed to pay.

Interest Rate Swaps. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “fixed-for floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, an Underlying Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if an Underlying Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Underlying Fund may have to pay more money than it receives. Similarly, if an Underlying Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Underlying Fund may receive less money than it has agreed to pay.

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Currency Swaps. A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. An Underlying Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in non-U.S. exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Credit Default Swaps. A credit default swap is similar to an insurance contract in that it provides the buyer with protection against specific risks. Most often, corporate bond investors buy credit default swaps for protection against a default by the issuer of the corporate bond, but these flexible instruments can be used in many ways to customize exposure to corporate credit. Credit default swap agreements can mitigate risks in bond investing by transferring a given risk from one party to another without transferring the underlying bond or other credit asset. In a credit default swap agreement, one party “sells” risk and the counterparty “buys” that risk. The “seller” of credit risk, who also tends to own the underlying credit asset, pays a periodic fee to the risk “buyer.” In return, the risk “buyer” agrees to pay the “seller” a set amount if there is a default, or a credit event.

An Underlying Fund’s use of credit default swap agreements exposes the Underlying Fund to additional risks, including but not limited to, the credit and liquidity risk of a counterparty. If the credit quality of any such counterparty deteriorates, such counterparty may default on its obligations to make payments under the swap agreement. An Underlying Fund may also be exposed to liquidity risk because the market for credit default swaps are relatively illiquid and the Underlying Fund will generally not be permitted to terminate or assign its credit default swaps without the consent of the related counterparty and accordingly may not be able to terminate or assign such credit default swaps in a timely fashion and for a fair price, potentially restricting its ability to take advantage of market opportunities.

Caps, Collars and Floors

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Other Investment Policies and Techniques

Lending of Portfolio Securities

Each Fund may lend its portfolio securities, up to 33 1/3% of its total assets, to broker-dealers or institutional investors. The loans will be secured continuously by collateral at least equal to the value of the securities lent by “marking to market” daily. A Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent and will retain the right to call, upon notice, the lent securities. A Fund may also receive interest on the investment of the collateral or a fee from the borrower as compensation for the loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to firms deemed by the portfolio manager to be of good standing.

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MANAGEMENT

The management of the Trust, including general supervision of the duties performed for the Funds under the Management Agreement, is the responsibility of its Board of Trustees. The number of trustees of the Trust is nine, one of whom is an “interested person” (as the term “interested person” is defined in the 1940 Act) and eight of whom are not interested persons (referred to herein as “independent trustees”). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Nuveen or its affiliates. The names, business addresses and birthdates of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

Name, Business Address and Birthdate	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees:

Robert P. Bremner 333 West Wacker Drive Chicago, IL 60606 (8/22/40)	Chairman of the Board and Trustee	Term—Indefinite* Length of service—Since 2003	Private Investor and Management Consultant.	186	N/A

Jack B. Evans 333 West Wacker Drive Chicago, IL 60606 (10/22/48)	Trustee	Term—Indefinite* Length of service—Since 2003

President, The Hall-Perrine Foundation, a private philanthropic corporation (since 1996); Director and Vice Chairman, United Fire Group, a publicly held company; Member of the Board of Regents for the State of Iowa University System; Director, Gazettte Companies; Life Trustee of Coe College and Iowa College Foundation; Member of the Advisory Council of the Department of Finance in the Tippie College of Business, University of Iowa; formerly, Director, Alliant Energy; formerly, Director, Federal Reserve Bank of Chicago; formerly, President and Chief Operating Officer, SCI Financial Group, Inc., a regional financial services firm.

				186	See Principal Occupation description

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Name, Business Address and Birthdate	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

William C. Hunter 333 West Wacker Drive Chicago, IL 60606 (3/6/48)	Trustee	Term—Indefinite* Length of service—Since 2004	Dean, Tippie College of Business, University of Iowa (since July 2006); Director (since 1997), Credit Research Center at Georgetown University; Director (since 2004) of Xerox Corporation; Director, SS&C Technologies, Inc. (May 2005-October 2005); formerly, Dean and Distinguished Professor of Finance, School of Business at the University of Connecticut (2003-2006); previously, Senior Vice President and Director of Research at the Federal Reserve Bank of Chicago (1995-2003).	186	See Principal Occupation description

David J. Kundert 333 West Wacker Drive Chicago, IL 60606 (10/28/42)	Trustee	Term—Indefinite* Length of service— Since 2005	Director, Northwestern Mutual Wealth Management Company; retired (since 2004) as Chairman, JPMorgan Fleming Asset Management, President and CEO, Banc One Investment Advisors Corporation, and President, One Group Mutual Funds; prior thereto, Executive Vice President, Bank One Corporation and Chairman and CEO, Banc One Investment Management Group; Board of Regents, Luther College; member of the Wisconsin Bar Association; member of Board of Directors, Friends of Boerner Botanical Gardens; Member of Investment Committee, Greater Milwaukee Foundation.	186	See Principal Occupation description

William J. Schneider 333 West Wacker Drive Chicago, IL 60606 (9/24/44)	Trustee	Term—Indefinite* Length of service—Since 2003	Chairman, formerly, Senior Partner and Chief Operating Officer (retired 2004) of Miller-Valentine Partners Ltd., a real estate investment company; Director, Dayton Development Coalition; formerly, Member, Business Advisory Council, Cleveland Federal Reserve Bank.	186	See Principal Occupation description

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Name, Business Address and Birthdate	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Judith M. Stockdale 333 West Wacker Drive Chicago, IL 60606 (12/29/47)	Trustee	Term—Indefinite* Length of service—Since 2003	Executive Director, Gaylord and Dorothy Donnelley Foundation (since 1994); prior thereto, Executive Director, Great Lakes Protection Fund (from 1990 to 1994).	186	N/A

Carole E. Stone 333 West Wacker Drive Chicago, IL 60606 (6/28/47)	Trustee	Term—Indefinite* Length of service—Since 2007	Director, Chicago Board Options Exchange (since 2006); Commissioner, New York State Commission on Public Authority Reform (since 2005); formerly, Director, New York State Division of the Budget (2000-2004), Chair, Public Authorities Control Board (2000-2004) and Director, Local Government Assistance Corporation (2000-2004); Chair, New York Racing Association Oversight Board (2005-2007).	186	See Principal Occupation description

Terence J. Toth 333 West Wacker Drive Chicago, IL 60606 (9/29/59)	Trustee	Term—Indefinite* Length of service— Since 2008

Private Investor (since 2007); CEO and President, Northern Trust Investments (2004-2007); Executive Vice President, Quantitative Management & Securities Lending (2000-2004); prior thereto, various positions with Northern Trust Company (since 1994); Member: Goodman Theatre Board (since 2004); Chicago Fellowship Board (since 2005), University of Illinois Leadership Council Board (since 2007) and Catalyst Schools of Chicago Board (since 2008); formerly Member: Northern Trust Mutual Funds Board (2005-2007), Northern Trust Japan Board (2004-2007), Northern Trust Securities Inc. Board (2003-2007) and Northern Trust Hong Kong Board (1997-2004).

				186	N/A

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Name, Business Address and Birthdate	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustee:

John P. Amboian** 333 West Wacker Drive Chicago, IL 60606 (6/14/61)	Trustee	Term—Indefinite* Length of service— Since 2008	Chief Executive Officer (since July 2007) and Director (since 1999) of Nuveen Investments, Inc.; Chief Executive Officer (since 2007) of Nuveen Asset Management, Rittenhouse Asset Management, Nuveen Investments Advisors, Inc.; formerly, President (1999-2004) of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.***	186	See Principal Occupation description

*	Trustees serve an indefinite term until his/her successor is elected.
**	Mr. Amboian is an “interested person” of the Trust, as defined in the 1940 Act, by reason of his positions with Nuveen Investments, Inc. (“Nuveen Investments”) and certain of its subsidiaries.
***	Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management (“NAM”), effective January 1, 2005.

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Name, Business Address and Birthdate	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Officer

Officers of the Trust:

Gifford R. Zimmerman 333 West Wacker Drive Chicago, IL 60606 (9/9/56)	Chief Administrative Officer	Term—Until July 2009 Length of service— Since 1996	Managing Director (since 2002), Assistant Secretary and Associate General Counsel of Nuveen Investments, LLC; Managing Director (since 2002) and Assistant Secretary and Associate General Counsel of Nuveen Asset Management; Managing Director (since 2004) and Assistant Secretary (since 1994) of Nuveen Investments, Inc.; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC (since 2002); Vice President and Assistant Secretary of Nuveen Investments Advisers Inc. (since 2002); Managing Director, Associate General Counsel and Assistant Secretary of Rittenhouse Asset Management, Inc. and Symphony Asset Management LLC (since 2003); Vice President and Assistant Secretary of Tradewinds Global Investors, LLC and Santa Barbara Asset Management, LLC (since 2006), and Nuveen HydePark Group, LLC and Nuveen Investment Solutions, Inc. (since 2007); formerly, Managing Director (2002-2004), General Counsel (1998-2004) and Assistant Secretary of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*; Chartered Financial Analyst.	186

Michael T. Atkinson 333 West Wacker Drive Chicago, IL 60606 (2/3/66)	Vice President	Term—Until July 2009 Length of service— Since 2000	Vice President (since 2002) of Nuveen Investments, LLC.	186

Alan A. Brown 333 West Wacker Drive Chicago, IL 60606 (8/1/62)	Vice President	Term—Until July 2009 Length of service— Since 2007	Executive Vice President, Nuveen Investments, Inc.; Executive Vice President, Mutual Funds, Nuveen Investments, LLC, (since 2005), formerly, Managing Director and Chief Marketing Officer (2001-2005).	66

Lorna C. Ferguson 333 West Wacker Drive Chicago, IL 60606 (10/24/45)	Vice President	Term—Until July 2009 Length of service— Since 1998	Managing Director (since 2004), formerly, Vice President of Nuveen Investments, LLC, Managing Director (since 2005) of Nuveen Asset Management; formerly, Managing Director (2004-2005) and Vice President (1998-2004) of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*	186

Stephen D. Foy 333 West Wacker Drive Chicago, IL 60606 (5/31/54)	Vice President and Controller	Term—Until July 2009 Length of service— Since 1997	Vice President (since 1993) and Funds Controller (since 1998) of Nuveen Investments, LLC; formerly, Vice President and Funds Controller (1998-2004) of Nuveen Investments, Inc.; Certified Public Accountant.	186

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Name, Business Address and Birthdate	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Officer

Walter M. Kelly 333 West Wacker Drive Chicago, IL 60606 (2/24/70)	Chief Compliance Officer and Vice President	Term—Until July 2009 Length of service— Since 2003	Senior Vice President (since 2008), formerly, Vice President, formerly, Assistant Vice President and Assistant General Counsel (2003-2006) of Nuveen Investments, LLC; Senior Vice President (since 2008) and Assistant Secretary (since 2003), formerly, Vice President (2006-2008) of Nuveen Asset Management; previously, Assistant Vice President and Assistant Secretary of the Nuveen Funds (2003-2006).	186

David J. Lamb 333 West Wacker Drive Chicago, IL 60606 (3/22/63)	Vice President	Term—Until July 2009 Length of service— Since 2000	Vice President (since 2000) of Nuveen Investments, LLC; Certified Public Accountant.	186

Tina M. Lazar 333 West Wacker Drive Chicago, IL 60606 (6/27/61)	Vice President	Term—Until July 2009 Length of service— Since 2002	Vice President of Nuveen Investments, LLC (since 1999).	186

Larry W. Martin 333 West Wacker Drive Chicago, IL 60606 (7/27/51)	Vice President and Assistant Secretary	Term—Until July 2009 Length of service—Since 1996

Vice President, Assistant Secretary and Assistant General Counsel of Nuveen Investments, LLC; Vice President (since 2005) and Assistant Secretary of Nuveen Investments, Inc.; Vice President (since 2005) and Assistant Secretary (since 1997) of Nuveen Asset Management; Vice President (since 2000), Assistant Secretary and Assistant General Counsel (since 1998) of Rittenhouse Asset Management, Inc.; Vice President and Assistant Secretary of Nuveen Investments Advisers Inc. (since 2002), NWQ Investment Management Company, LLC, Symphony Asset Management, LLC. (since 2003), Tradewinds Global Investors, LLC, Santa Barbara Asset Management LLC (since 2006), Nuveen HydePark Group, LLC and Nuveen Investment Solutions, Inc. (since 2007); formerly, Vice President and Assistant Secretary of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*

				186

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Name, Business Address and Birthdate	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Officer

Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606 (3/26/66)	Vice President and Secretary	Term—Until July 2009 Length of service—Since 2007

Managing Director (since 2008), formerly, Vice President (2007-2008) of Nuveen Investments, LLC; Managing Director (since 2008), Vice President and Assistant Secretary (since 2007) of Nuveen Asset Management and Rittenhouse Asset Management, Inc.; Vice President and Assistant Secretary of Nuveen Investment Advisers Inc., Nuveen Investment Institutional Services Group LLC, NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, NWQ Holdings, LLC, Symphony Asset Management LLC, Santa Barbara Asset Management, LLC, Nuveen HydePark Group, LLC and Nuveen Investment Solutions, Inc.; prior thereto, Partner, Bell, Boyd & Lloyd LLP (1997-2007).

				186

John V. Miller 333 West Wacker Drive Chicago, IL 60606 (4/10/67)	Vice President	Term—Until July 2009 Length of service—Since 2007	Managing Director (since 2007), formerly, Vice President (2002-2007) of Nuveen Asset Management and Nuveen Investments, LLC; Chartered Financial Analyst.	186

Christopher M. Rohrbacher 333 West Wacker Drive Chicago, IL 60606 (8/1/71)	Vice President and Assistant Secretary	Term—Until July 2009 Length of service—Since 2008	Vice President and Assistant Secretary of Nuveen Investments, LLC (since 2008); Vice President and Assistant Secretary of Nuveen Asset Management (since 2008); prior thereto, Associate, Skadden, Arps, Slate Meagher & Flom LLP (2002-2008).	186

James F. Ruane 333 West Wacker Drive Chicago, IL 60606 (7/3/62)	Vice President and Assistant Secretary	Term—Until July 2009 Length of service—Since 2007	Vice President of Nuveen Investments, LLC (since 2007); prior thereto, Partner (2005-2007), formerly, senior tax manager (2002-2005), Deloitte & Touche USA LLP; Certified Public Accountant.	186

John S. White 333 West Wacker Drive Chicago, IL 60606 (5/12/67)	Vice President	Term—Until July 2009 Length of service—Since 2007	Vice President (since 2006) of Nuveen Investments, LLC, formerly, Assistant Vice President (since 2002); Lieutenant Colonel (since 2007), United States Marine Corps Reserve, formerly, Major (since 2001).	66

Mark L. Winget 333 West Wacker Drive Chicago, IL 60606 (12/21/68)	Vice President and Assistant Secretary	Term—Until July 2009 Length of service—Since 2008	Vice President and Assistant Secretary of Nuveen Investments, LLC (since 2008); Vice President and Assistant Secretary of Nuveen Asset Management (since 2008); prior thereto, Counsel, Vedder Price P.C. (1997-2007).	186

*	Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into NAM, effective January 1, 2005.

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The trustees of the Trust are directors or trustees, as the case may be, of 66 Nuveen-sponsored open-end funds (the “Nuveen Mutual Funds”) and 120 Nuveen-sponsored closed-end funds (collectively with the Nuveen Mutual Funds, the “Nuveen Funds”).

Compensation

The following table shows, for each independent trustee, (1) the aggregate compensation, including deferred amounts, paid by the Trust for its fiscal year ended June 30, 2008, (2) the amount of total compensation each trustee elected to defer from the Trust for its fiscal year ended June 30, 2008, and (3) the total compensation paid to each trustee by the Nuveen fund complex during the fiscal year ended June 30, 2008. The Trust has no retirement or pension plans.

Name of Trustee	Aggregate Compensation From the Trust[1]	Amount of Total Compensation that Has Been Deferred[2]	Total Compensation From Funds and Fund Complex Paid to Trustees[3]
Robert P. Bremner	$8,416	$975	$220,594
Jack B. Evans	7,906	1,539	207,941
William C. Hunter	5,980	5,078	158,369
David J. Kundert	6,383	5,356	168,558
William J. Schneider	6,904	5,852	182,228
Judith M. Stockdale	6,958	2,274	184,243
Carole E. Stone	6,675	—	176,250
Terence J. Toth[4]	—	—	—

[1]	The compensation paid, including deferred amounts, to the independent trustees for the fiscal year ended June 30, 2008 for services to the Trust.

[2]

Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.

[3]	Based on the compensation paid (including any amounts deferred) to the trustees for the one year period ending June 30, 2008 for services to the Nuveen Funds.

[4]	Mr. Toth was appointed to the Board of Trustees of the Trust effective July 1, 2008.

Prior to January 1, 2008, for their services with respect to all Nuveen Funds, independent trustees received a $95,000 annual retainer plus (a) a fee of $3,000 per day for attendance in person or by telephone at a regularly scheduled meeting of the Board of Trustees; (b) a fee of $2,000 per meeting for attendance in person or by telephone where in-person attendance was required and $1,500 per meeting for attendance by telephone or in person where in-person attendance was not required at a special, non-regularly scheduled board meeting; (c) a fee of $1,500 per meeting for attendance in person or by telephone at an Audit Committee meeting; (d) a fee of $1,500 per meeting for attendance in person or by telephone at a regularly scheduled Compliance, Risk Management and Regulatory Oversight Committee meeting; (e) a fee of $1,500 per meeting for attendance in person at a non-regularly scheduled Compliance, Risk Management and Regulatory Oversight Committee meeting where in-person attendance was required and $1,000 per meeting for attendance by telephone or in person where in-person attendance was not required, except that the chairperson of the Compliance, Risk Management and Regulatory Oversight Committee could at any time designate a non-regularly scheduled meeting of the committee as an in-person meeting for the purposes of fees to be paid; (f) a fee of $1,000 per meeting for attendance in person or by telephone for a meeting of the Dividend Committee; and (g) a fee of $500 per meeting for attendance in person at all other committee meetings (including shareholder meetings) on a day on which no regularly scheduled board meeting was held in which in-person attendance was required and $250 per meeting for attendance by telephone or in person at such committee meetings (excluding shareholder meetings) where in-person attendance is not required and $100 per meeting when the Executive Committee acted as pricing committee for IPOs, plus, in each case, expenses incurred in attending such meetings. In addition to the payments described above, the Lead Independent Trustee (whose position was changed to Chairman of the Board of Trustees

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subsequent to January 1, 2008) received $25,000, the chairpersons of the Audit Committee and the Compliance, Risk Management and Regulatory Oversight Committee received $7,500 and the chairperson of the Nominating and Governance Committee received $5,000 as additional retainers to the annual retainer paid to such individuals. Independent trustees also received a fee of $2,000 per day for site visits to entities that provide services to the Nuveen Funds on days on which no regularly scheduled board meeting was held. When ad hoc committees were organized, the Nominating and Governance Committee at the time of formation determined compensation to be paid to the members of such committee; however, in general, such fees were $1,000 per meeting for attendance in person at any ad hoc committee meeting where in-person attendance was required and $500 per meeting for attendance by telephone or in person at such meetings where in-person attendance was not required. The annual retainer, fees and expenses were allocated among the Nuveen Funds on the basis of relative net asset sizes, although fund management could, in its discretion, establish a minimum amount to be allocated to each fund.

Effective January 1, 2008, independent trustees receive a $100,000 annual retainer plus (a) a fee of $3,250 per day for attendance in person or by telephone at a regularly scheduled meeting of the Board of trustees; (b) a fee of $2,500 per meeting for attendance in person where such in-person attendance is required and $1,500 per meeting for attendance by telephone or in person where in-person attendance is not required at a special, non-regularly scheduled board meeting; (c) a fee of $2,000 per meeting for attendance in person or by telephone at an Audit Committee meeting; (d) a fee of $2,000 per meeting for attendance in person at a Compliance, Risk Management and Regulatory Oversight Committee meeting where in-person attendance is required and $1,000 per meeting for attendance (e) a fee of $1,000 per meeting for attendance in person or by telephone for a meeting of the Dividend Committee; and (f) a fee of $500 per meeting for attendance in person at all other committee meetings (including shareholder meetings) on a day on which no regularly scheduled board meeting is held in which in-person attendance is required and $250 per meeting for attendance by telephone or in person at such committee meetings (excluding shareholder meetings) where in-person attendance is not required and $100 per meeting when the Executive Committee acts as pricing committee for IPOs, plus, in each case, expenses incurred in attending such meetings. In addition to the payments described above, the Chairman of the Board of Trustees receives $50,000, the chairpersons of the Audit Committee and the Compliance, Risk Management and Regulatory Oversight Committee receive $7,500 and the chairperson of the Nominating and Governance Committee receives $5,000 as additional retainers. Independent trustees also receive a fee of $2,500 per day for site visits to entities that provide services to the Nuveen Funds on days on which no regularly scheduled board meeting is held. When ad hoc committees are organized, the Nominating and Governance Committee will at the time of formation determine compensation to be paid to the members of such committee; however, in general, such fees will be $1,000 per meeting for attendance in person at any ad hoc committee meeting where in-person attendance is required and $500 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required. The annual retainer, fees and expenses are allocated among the Nuveen Funds on the basis of relative net asset, although fund management may, in its discretion, establish a minimum amount to be allocated to each fund.

The Trust does not have a retirement or pension plan. The Trust has a deferred compensation plan (the “Plan”) that permits any independent trustee to elect to defer receipt of all or a portion of his or her compensation as an independent trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee’s deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen Funds. At the time for commencing distributions from a trustee’s deferral account, the independent trustee may elect to receive distributions in a lump sum or over a period of five years. The Trust will not be liable for any other fund’s obligations to make distributions under the Plan.

The Funds have no employees. The officers of the Trust and the trustee who is not an independent trustee serve without any compensation from the Funds, but rather, are compensated by Nuveen Investments or its affiliates.

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Share Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each trustee as of December 31, 2007:

Name of Trustee	Dollar Range of Equity Securities in the Funds			Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Company
	Growth Allocation Fund	Moderate Allocation Fund	Conservative Allocation Fund
John P. Amboian[1]	$0	$0	$0	Over $100,000
Robert P. Bremner	$10,001-$50,000	$0	$0	Over $100,000
Jack B. Evans	$10,001-$50,000	$10,001-$50,000	$0	Over $100,000
William C.Hunter	$0	Over $100,000	$0	Over $100,000
David J. Kundert	$0	$0	$0	Over $100,000
William J. Schneider	Over $100,000	$0	$0	Over $100,000
Judith M. Stockdale	$50,001-$100,000	$0	$0	Over $100,000
Carole E. Stone	$0	$0	$0	$10,001-$50,000
Terence J. Toth[1]	$0	$0	$0	$0

[1]	Mr. Amboian and Mr. Toth were appointed to the Board of Trustees of the Nuveen Mutual Funds effective July 1, 2008.

As of October 3, 2008, the independent trustees have represented that they do not own, beneficially or of record, any security of NAM, NIS, Nuveen or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with NAM, NIS or Nuveen.

As of October 3, 2008, the officers and trustees of the Funds, in the aggregate, own 3.36% of the shares of the Growth Allocation Fund and less than 1% of the shares of the Moderate Allocation Fund and the Conservative Allocation Fund.

The following table sets forth the percentage ownership of each person, who, as of October 3, 2008, owned of record, or is known by the Trust to have owned of record or beneficially 5% or more of any class of a Fund’s shares.

Name of Fund and Class	Name and Address of Owner	Percentage of Record Ownership
Nuveen Growth Allocation Fund
Class A Shares	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers Attn: Fund Administration 4800 Deer Lake Dr. E Fl 3 Jacksonville, FL 32246-6484	20.47%

	Prudential Investments Management, Inc. For the benefit of its mutual fund clients Attn: PRUCHOICE Unit Mail Stop 194-201 194 Wood Ave. S Iselin, NJ 08830-2710	12.89%

Class B Shares	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers Attn: Fund Administration 4800 Deer Lake Dr. E Fl 3 Jacksonville, FL 32246-6484	8.30%

	First Clearing LLC Silvia Colombara 17 Joan Drive Newton, CT 06470-2219	7.45%

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Name of Fund and Class	Name and Address of Owner	Percentage of Record Ownership
	First Clearing LLC E.S. Pharmacy Inc. PSP 23 Governor Street Ridgefield, CT 06877-4608	7.19%

	First Clearing LLC David H. Woronick 23 N. Branford Rd Wallingford, CT 06492-2711	7.11%

	First Clearing LLC Ben H. Kincaid SR 2813 Lakeview Drive Lenoir, NC 28645-9133	6.61%

Class C Shares	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers Attn: Fund Administration 4800 Deer Lake Dr. E Fl 3 Jacksonville, FL 32246-6484	30.20%

Class I Shares	Nuveen Investments, Inc. Attn: Sherri Hlavacek 333 W. Wacker Dr. Chicago, IL 60606-1220	56.13%

	Wachovia Bank For benefit of Nuveen Investments 401(k) 1525 West WT Harris Blvd. Charlotte, NC 28288-0001	20.77%

	Prudential Investment Management, Inc. For benefit of mutual fund clients Attn: PRUCHOICE Unit Mail Stop 194-201 194 Wood Ave S Iselin, NJ 08830-2710	6.93%

Class R3 Shares	Nuveen Investments Inc. Attn: Darlene Cramer 333 West Wacker Drive Chicago, IL 60606	100.00%
Nuveen Moderate Allocation Fund
Class A Shares	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers Attn: Fund Administration 4800 Deer Lake Dr. E Fl 3 Jacksonville, FL 32246-6484	15.74%

	Citigroup Global Markets Inc. Attn: Peter Booth, 7th Floor 333 West 34th Street New York, NY 10001-2402	11.78%

	Morgan Stanley DW, Inc. Attn: Mutual Funds Operations Harborside Financial Center Plaza Two, 2nd Floor Jersey City, NJ 07311	5.98%

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Name of Fund and Class	Name and Address of Owner	Percentage of Record Ownership
Class B Shares	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers Attn: Fund Administration 4800 Deer Lake Dr. E Fl 3 Jacksonville, FL 32246-6484	21.16%

	Morgan Stanley DW, Inc. Attn: Mutual Funds Operations Harborside Financial Center Plaza Two, 2nd Floor Jersey City, NJ 07311	12.29%

	Citigroup Global Markets Inc. House Attn: Peter Booth 7th Floor 333 West 34th Street New York, NY 10001	5.21%

Class C Shares	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers Attn: Fund Administration 4800 Deer Lake Dr. E Fl 3 Jacksonville, FL 32246-6484	55.07%

Class I Shares	National Financial Services, LLC The Northern Trust Company P.O. Box 92956 Chicago, IL 60675-0001	47.96%

	Wachovia Bank For benefit of Nuveen Investments 401(k) 1525 West WT Harris Blvd. Charlotte, NC 28288-0001	30.46%

Class R3 Shares	Nuveen Investments Inc. Attn: Darlene Cramer 333 West Wacker Drive Chicago, IL 60606	100.00%
Nuveen Conservative Allocation Fund
Class A Shares	Citigroup Global Markets Inc. Attn: Peter Booth, 7th Floor 333 West 34th Street New York, NY 10001-2402	14.11%

	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers Attn: Fund Administration 4800 Deer Lake Dr. E Fl 3 Jacksonville, FL 32246-6484	11.03%

Class B Shares	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers Attn: Fund Administration 4800 Deer Lake Dr. E Fl 3 Jacksonville, FL 32246-6484	17.95%

	Citigroup Global Markets Inc. Attn: Peter Booth, 7th Floor 333 West 34th Street New York, NY 10001-2402	7.15%

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Name of Fund and Class	Name and Address of Owner	Percentage of Record Ownership
Class C Shares	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers Attn: Fund Administration 4800 Deer Lake Dr. E Fl 3 Jacksonville, FL 32246-6484	28.29%

	Citigroup Global Markets Inc. Attn: Peter Booth, 7th Floor 333 West 34th Street New York, NY 10001-2402	8.20%

Class I Shares	Leonard Pearl and Joan D. Pearl JT WROS 707 Mix Ave. Hamden, CT 06514-2208	17.87%

	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers Attn Fund Administration 4800 Deer Lake Dr. E Fl 3 Jacksonville, FL 32246-6484	10.95%

	Leonard Angers 109 Gullott Dr Schenectady NY 12306	10.13%

	Arthur Angers 2008 Arbor Dr Clearwater FL 33760	10.13%

	Citigroup Global Markets Inc. Attn: Peter Booth, 7th Floor 333 West 34th Street New York, NY 10001-2402	9.64%
	M Antoinette Girio 2795 Forge Pl Doylestown PA 18902	5.21%

Class R3 Shares	Nuveen Investments Inc. Attn: Darlene Cramer 333 West Wacker Drive Chicago, IL 60606	100.00%

Committees

The Board of Trustees of the Trust has five standing committees: the Executive Committee, the Audit Committee, the Nominating and Governance Committee, the Dividend Committee and the Compliance, Risk Management and Regulatory Oversight Committee.

Robert P. Bremner, Chair, Judith M. Stockdale and John P. Amboian serve as the current members of the Executive Committee of the Board of Trustees. Each Trust’s Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees. During the fiscal year ended June 30, 2008, the Executive Committee met one time.

The Dividend Committee is authorized to declare distributions on each Fund’s shares including, but not limited to, regular and special dividends, capital gains and ordinary income distributions. The

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members of the Dividend Committee are Jack B. Evans, Chair, Judith Stockdale and Terence J. Toth. During the fiscal year ended June 30, 2008, the Dividend Committee met two times.

The Audit Committee monitors the accounting and reporting policies and practices of each Fund, the quality and integrity of the financial statements of each Fund, compliance by each Fund with legal and regulatory requirements and the independence and performance of the external and internal auditors. The members of the Audit Committee are Jack B. Evans, Robert P. Bremner, David Kundert, Chair, William J. Schneider and Terence J. Toth, each of whom is an independent trustee of the Trust. During the fiscal year ended June 30, 2008, the Audit Committee met four times.

Nomination of independent trustees is committed to a Nominating and Governance Committee composed of the independent trustees of the Trust. The Committee operates under a written charter adopted and approved by the Board of Trustees. The Nominating and Governance Committee is responsible for Board of Trustees member selection and tenure; selection and review of committees; and Board of Trustees education and operations. In addition, the Committee monitors performance of legal counsel and other service providers; periodically reviews and makes recommendations about any appropriate changes to trustee compensation; and has the resources and authority to discharge its responsibilities, including retaining special counsel and other experts or consultants at the expense of the Funds. In the event of a vacancy on the Board of Trustees, the Nominating and Governance Committee receives suggestions from various sources as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Manager of Fund Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The Nominating and Governance Committee sets appropriate standards and requirements for nominations for new trustees and reserves the right to interview all candidates and to make the final selection of any new trustees. The members of the Nominating and Governance Committee are Robert P. Bremner, Chair, Jack B. Evans, William C. Hunter, David J. Kundert, William J. Schneider, Judith M. Stockdale, Carole E. Stone and Terence J. Toth. During the fiscal year ended June 30, 2008, the Nominating and Governance Committee met five times.

The Compliance, Risk Management and Regulatory Oversight Committee is responsible for the oversight of compliance issues, risk management and other regulatory matters affecting the Funds that are not otherwise the jurisdiction of the other committees. As part of its duties regarding compliance matters, the Committee is responsible for the oversight of the Pricing Procedures of the Funds and the Valuation Group. The members of the Compliance, Risk Management and Regulatory Oversight Committee are William C. Hunter, William J. Schneider, Chair, Judith M. Stockdale and Carole E. Stone. During the fiscal year ended June 30, 2008, the Compliance, Risk Management and Regulatory Oversight Committee met four times.

Independent Chairman

The trustees have elected Robert P. Bremner as the independent Chairman of the Board of Trustees. Specific responsibilities of the Chairman include (a) presiding at all meetings of the Board of Trustees and of the shareholders; (b) seeing that all orders and resolutions of the trustees are carried into effect; and (c) maintaining records of and, whenever necessary, certifying all proceedings of the trustees and the shareholders.

Proxy Voting Procedures

Each Fund has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently and solely in the best economic interests of the Fund.

A member of each Fund’s management team is responsible for oversight of the Fund’s proxy voting process. With regard to equity securities, NIS has engaged the services of Institutional Shareholder Services, Inc. (“ISS”) to make recommendations on the voting of proxies relating to securities held by the Funds and managed by NIS. ISS provides voting recommendations based upon established guidelines and practices. NIS reviews ISS recommendations and frequently follows the ISS recommendations. However, on selected issues, NIS may not vote in accordance with the ISS recommendations when it believes that specific ISS recommendations are not in the best economic interest of the applicable Fund. If NIS manages the assets of a company or its pension plan and any of NIS’s clients hold any securities of that company, NIS will vote proxies relating to such company’s securities in accordance with the ISS recommendations to avoid any conflict of interest. For clients that are registered investment companies

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where a material conflict of interest has been identified by NIS and ISS does not offer a recommendation for the matter, NIS shall disclose the conflict and NIS’s Proxy Voting Committee shall determine the manner in which to vote and notify the affected Fund’s Board of Trustees or its designated committee.

Although NIS has affiliates that provide investment advisory, broker-dealer, insurance or other financial services, they do not receive non-public information about the business arrangements of such affiliates (except with regard to major distribution partners of their investment products) or the directors, officers and employees of such affiliates. Therefore, NIS is unable to consider such information in its process of determining whether there are material conflicts of interests.

NIS has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the sub-adviser’s general voting policies.

In the event that a Fund receives a proxy in connection with its holdings of an Underlying Fund advised by NAM (a “Nuveen Underlying Fund”), NIS will vote such Fund’s shares pro rata with the other shareholders of the Nuveen Underlying Fund to avoid any potential conflict of interest. In the event a Fund were to receive a proxy in connection with its holdings of the Nuveen U.S. Equity Completeness Fund (“USECF”), NIS will vote a Fund’s shares in such a manner as it deems appropriate taking into consideration the economic interests of the Fund’s shareholders; provided, however, that any proposal to increase the management fee of USECF shall be submitted to the shareholders of the Funds.

When required by applicable regulations, information regarding how a Fund voted proxies relating to portfolio securities will be available without charge by calling (800) 257-8787 or by accessing the SEC’s website at http://www.sec.gov.

FUND MANAGER AND SUB-ADVISER

Fund Manager

NAM acts as the manager of each Fund, with responsibility for the overall management of each Fund. NAM is a Delaware corporation and its address is 333 West Wacker Drive, Chicago, Illinois 60606. NAM has selected NIS, 111 West Jackson Boulevard, Suite 1411, Chicago, Illinois 60604, an affiliate of NAM, as sub-adviser to manage the investment portfolios of the Funds. NAM is also responsible for managing the Funds’ business affairs and providing day-to-day administrative services to the Funds. For additional information regarding the management services performed by NAM and NIS, see “Who Manages the Funds” in the Prospectus.

NAM is an affiliate of Nuveen, 333 West Wacker Drive, Chicago, Illinois 60606, which is also the principal underwriter of the Funds’ shares. Nuveen is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Closed-End Funds. Nuveen and NAM are subsidiaries of Nuveen Investments.

On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois. The investor group includes affiliates of Merrill Lynch & Co., Inc. (“Merrill Lynch”). In connection with the transaction, Merrill Lynch became an indirect “affiliated person” (as that term is defined in the 1940 Act) of NAM and the Funds. As a result, the Funds are prohibited from entering into principal transactions with Merrill Lynch and certain of its affiliates and are subject to other limitations in transacting with Merrill Lynch. NAM and the Funds do not believe that any such prohibition or limitations will have a materially adverse effect on a Fund’s ability to pursue its investment objective and policies.

For the fund management services and facilities furnished by NAM, each of the Funds has agreed to pay an annual management fee at rates set forth in the Prospectus under “Who Manages the Funds.” In addition, NAM has agreed to waive all or a portion of its management fee or reimburse certain expenses of the Funds. The Prospectus includes current expense waivers and expense reimbursements for the Funds.

The Funds have agreed to pay an annual fund-level management fee payable monthly of 0.15% of the average daily net assets of the Funds.

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The following tables set forth the management fees (net of expense reimbursements) paid by the Funds and the fees waived and expenses reimbursed by NAM for the specified periods.

	Amount of Management Fees (Net of Expense Reimbursements by NAM)			Amount of Fees Waived and Expenses Reimbursed by NAM
	7/01/05- 6/30/06	7/01/06- 6/30/07	7/01/07- 6/30/08	7/01/05- 6/30/06	7/01/06- 6/30/07	7/01/07- 6/30/08
Growth Allocation Fund	$19,884	$145,967	$115,457	$36,250	$21,281	$63,875
Moderate Allocation Fund	389,326	411,868	368,816	43,075	11,415	50,589
Conservative Allocation Fund	582,598	574,090	505,193	12,598	—	34,628

In addition to NAM’s management fee, each Fund also pays a portion of the Trust’s general administrative expenses allocated in proportion to the net assets of each Fund. All fees and expenses are accrued daily and deducted before payment of dividends to investors.

The Funds, the other Nuveen funds, NAM and other related entities have adopted codes of ethics which essentially prohibit all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund’s anticipated or actual portfolio transactions, and is designed to assure that the interests of shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

Sub-Adviser

NAM has selected NIS as sub-adviser to manage the investment portfolio of each Fund. NIS was formed to provide a variety of products and services to assist large institutional clients in their investment management processes. These products and services are aimed at improving and enhancing the risk or reward characteristics of client assets. The firm’s products feature innovative concepts combined with the practical application of investment technologies and quantitative methods. NIS seeks to improve client investment performance through the application of leading edge techniques which add value and control risk in investment management processes.

NAM pays NIS an annual portfolio management fee as compensation for the portfolio management services provided by NIS equal to 50% of the investment management fee net of any expense reimbursements and supplemental platform service payments.

Prior to August 1, 2008, the Funds’ assets were subject to Sub-Advisory Agreements, with the Funds’ former sub-advisers. NWQ Investment Management Company, LLC (“NWQ”) and Tradewinds Global Investors, LLC (“Tradewinds”) served as sub-advisers to the Growth Allocation Fund and Institutional Capital LLC (“ICAP”) served as sub-adviser to the Moderate Allocation Fund and the Conservative Allocation Fund. The sub-advisers provided continuous advice and recommendations concerning each Fund’s investments, and were responsible for selecting the broker-dealers who executed the portfolio transactions. The following table sets forth the fees paid by NAM to the sub-advisers for their services for the three most recent fiscal years.

	Amount Paid by NAM to Sub-Advisers
	7/01/05- 6/30/06		7/01/06- 6/30/07		7/01/07- 6/30/08
Growth Allocation Fund	$15,359	*	$77,164	*	$68,450	*

	Amount Paid by NAM to ICAP
	7/01/05- 6/30/06		7/01/06- 6/30/07		7/01/07- 6/30/08
Moderate Allocation Fund	$162,806		$159,896		$159,867
Conservative Allocation Fund	96,505		93,297		88,948

*	50% of the fees were paid to NWQ and 50% were paid to Tradewinds.

Portfolio Managers

The following individuals have primary responsibility for the day-to-day implementation of investment strategies of the Funds.

Name

Thomas M. Richards, CFA

James A. Colon, CFA

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Other Accounts Managed. In addition to managing the Funds, the portfolio managers are also primarily responsible for the day-to-day portfolio management of the following accounts. Information is provided as of June 30, 2008:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets	Number of Accounts with Performance Based Fees	Assets of Accounts with Performance- Based Fees
Thomas M. Richards	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 0 0	— — —	0 0 0	— — —

James A. Colon	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 0 0	— — —	0 0 0	— — —

Compensation. Compensation for key investment professionals of NIS consists of competitive base salary and an annual cash bonus. For certain portfolio managers, base salary has been set in conjunction with the signing of long-term employment agreements. A compensation committee reviews and determines the amount of bonus for each individual by examining several quantitative and qualitative factors. For those individuals with specific investment sectors assigned to them, their annual performance relative to the annual performance of that sector is an important factor. Other factors include the investment professional’s contribution to the business results and overall business strategy, success of marketing and client servicing, as well as managerial and demonstrated leadership. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors.

Each NIS portfolio manager is also eligible to receive long-term incentive compensation in the form of equity-based awards. The amount of such compensation is dependent upon the same factors articulated for cash bonus awards but also factors in the portfolio manager’s long-term potential with the firm.

Beneficial Ownership of Securities. As of October 3, 2008, neither of the portfolio managers beneficially own any equity securities issued by the Funds.

PORTFOLIO TRANSACTIONS

NIS is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds’ securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of NIS to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions, in light of the overall quality of brokerage and research services provided to the respective adviser and its advisees. Purchases may be made from underwriters, dealers, and, on occasion, the issuers.

Commissions will be paid on a Fund’s futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Funds may pay mark-ups on principal transactions. In selecting broker-dealers and in negotiating commissions, NIS considers, among other things, the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition. Brokerage will not be allocated based on the sale of a Fund’s shares.

Section 28(e) of the 1934 Act (“Section 28(e)”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

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In light of the above, in selecting brokers, NIS may consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if NIS determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to NIS or a Fund. NIS believes that the research information received in this manner provides a Fund with benefits by supplementing the research otherwise available to the Fund. The Management Agreement and the Sub-Advisory Agreement, if applicable, provide that such higher commissions will not be paid by a Fund unless the applicable adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by a Fund to NAM under the Management Agreement or the sub-advisory fees paid by NAM to NIS under the Sub-Advisory Agreement are not reduced as a result of receipt by either NAM or NIS of research services.

NIS places portfolio transactions for other advisory accounts managed by it. Research services furnished by firms through which the Funds effect their securities transactions may be used by NIS in servicing all of its accounts; not all of such services may be used by NIS in connection with the Funds. NIS believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) managed by NIS. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, NIS believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis. NIS seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between the Funds and other advisory accounts, the main factors considered by NIS are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

The following table sets forth the aggregate amount of brokerage commissions paid by the Funds for the three most recent fiscal years.

	Aggregate Amount of Brokerage Commissions
	7/01/05- 6/30/06	7/01/06- 6/30/07	7/01/07- 6/30/08
Growth Allocation Fund	$8,734	$16,798	$18,070
Moderate Allocation Fund	44,032	32,714	30,327
Conservative Allocation Fund	41,201	30,422	27,774

During the fiscal year ended June 30, 2008, the Growth Allocation Fund, the Moderate Allocation Fund and the Conservative Allocation Fund paid to brokers as commissions in return for research services $14,469, $17,258, and $15,331, respectively, and the aggregate amount of those transactions per Fund on which such commissions were paid was $11,326,382, $21,996,553, and $20,479,969, respectively.

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Each Fund has acquired during the fiscal year ended June 30, 2008 the securities of their regular brokers or dealers as defined in Rule 10b-1 under the 1940 Act or of the parents of the brokers or dealers. The following table sets forth those brokers or dealers and states the value of the Funds’ aggregate holdings of the securities of each issuer as of close of the fiscal year ended June 30, 2008:

Fund	Broker/Dealer	Issuer	Aggregate Fund Holdings of Broker-Dealer or Parent (as of June 30, 2008)
Growth Allocation Fund	Citigroup Global Markets, Inc.	Citigroup, Inc.	$91,342
Moderate Allocation Fund	JPMorgan Securities Inc.	JPMorgan Chase & Co.	$1,163,109
	BNY Brokerage Inc.	Bank of New York Company, Inc.	933,001
	Goldman Sachs & Co.	Goldman Sachs Group, Inc.	594,660
	Morgan Stanley Company Incorporated	Morgan Stanley	357,237
Conservative Allocation Fund	JPMorgan Securities Inc.	JPMorgan Chase & Co.	$981,266
	BNY Brokerage Inc.	Bank of New York Company, Inc.	781,833
	Goldman Sachs & Co.	Goldman Sachs Group, Inc.	498,465
	Morgan Stanley Company Incorporated	Morgan Stanley	310,382

Under the 1940 Act, a Fund may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of a security purchased by a Fund, the amount of securities that may be purchased in any one issue and the assets of a Fund that may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

Each Fund’s net asset value per share is determined separately for each class of the applicable Fund’s shares as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange (the “NYSE”) is open for business. The NYSE is not open for trading on New Year’s Day, Washington’s Birthday, Martin Luther King’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. A Fund’s net asset value may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. Net asset value per share of a class of a Fund is calculated by taking the value of the pro rata portion of the Fund’s total assets attributable to that class, including interest or dividends accrued but not yet collected, less all liabilities attributable to that class (including the class’s pro rata portion of the Fund’s liabilities) and dividing by the total number of shares of that class outstanding. The result, rounded to the nearest cent, is the net asset value per share of that class. In determining net asset value, expenses are accrued and applied daily, and the Nuveen Underlying Funds in which the Funds invest are valued at their respective net asset values and securities and other assets for which market quotations are available, including ETFs in which a Fund invests, are valued at market value. Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities primarily traded on the NASDAQ National Market are valued, except as indicated below, at the NASDAQ Official Closing Price. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the mean between the quoted bid and asked prices. Prices of certain ADRs held by the Funds that trade in only limited volume in the United States

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are valued based on the mean between the most recent bid and ask price of the underlying non-U.S.-traded stock, adjusted as appropriate for underlying-to-ADR conversion ratio and non-U.S. exchange rate, and from time to time may also be adjusted further to take into account material events that may take place after the close of the local non-U.S. market but before the close of the NYSE. Fixed-income securities are valued by a pricing service that values portfolio securities at the mean between the quoted bid and asked prices or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods that include consideration of the following: yields or prices of securities or bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from securities dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Trustees determines that the fair market value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

Regardless of the method employed to value a particular security, all valuations are subject to review by a Fund’s Board of Trustees or its delegate who may determine the appropriate value of a security whenever the value as calculated is significantly different from the previous day’s calculated value.

If an Underlying Fund holds securities that are primarily listed on non-U.S. exchanges, the net asset value of an Underlying Fund’s shares may change on days when shareholders will not be able to purchase or redeem a Fund’s shares.

TAX MATTERS

Federal Income Tax Matters

The following discussion of federal income tax matters is based upon the advice of Chapman and Cutler LLP, counsel to the Trust.

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Funds. This section is current as of the date of this Statement of Additional Information. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. taxes. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Trust was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law. As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

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Fund Status

Each Fund intends to qualify as a “regulated investment company” under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions

Fund distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Fund’s distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, a Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The income from your Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Dividends Received Deduction

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Funds, because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by a Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction.

If You Sell or Redeem Shares

If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares.

Taxation of Capital Gains and Losses

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years. Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from your Fund and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. In addition, the Code treats certain capital gains as ordinary income in special situations.

Taxation of Certain Ordinary Income Dividends

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends

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are attributable to qualifying dividends received by the Fund itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the new capital gains tax rates.

Deductibility of Fund Expenses

Expenses incurred and deducted by your Fund will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual’s adjusted gross income.

Non-U.S. Tax Credit

If your Fund invests in any non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes your Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes. However, because the Underlying Funds that the Funds will invest in are U.S. domestic corporations, the Funds are unlikely to be able to pass through any such items for purposes of the foreign tax credit.

“Fund of Funds” Tax Considerations

As described above, the Funds invest in the Underlying Funds. In general, the investment in other funds that are treated as regulated investment companies will assist the Funds in meeting any diversification tests. However, although the Funds will only invest in Underlying Funds that indicate that they intend to be treated as regulated investment companies, the Funds will not, except as provided in the following sentence, examine the underlying assets or operations of the Underlying Funds into which it investments and is not making any representation as to whether such Underlying Funds do, in fact, qualify as regulated investment companies. If the Funds holds more than 20% of the total combined voting power of any of the Underlying Funds into which it invests, for the purposes of some portions of the diversification tests, the Funds may have to look through the Underlying Fund into which it invests to include the securities of issuers held by such Underlying Fund in the Funds’ diversification tests.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund will be characterized as dividends for federal income tax purposes (other than dividends which a Fund designates as capital gain dividends) and will be subject to U.S. income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from a Fund that are properly designated by a Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that a Fund makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of a Fund beginning prior to 2010, distributions from a Fund that are properly designated by a Fund as an interest-related dividend attributable to certain interest income received by a Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by a Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that a Fund makes certain elections and certain other conditions are met.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES AND SHAREHOLDER PROGRAMS

As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

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Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among the Fund’s classes of shares. There are no conversion, preemptive or other subscription rights, except that Class B shares automatically convert into Class A shares as described below.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees for those classes that pay such fees.

The minimum initial investment is $3,000 per Fund share class ($1,000 for individual retirement accounts, $500 for educational individual retirement accounts, $50 if you establish a systematic investment plan, and $250 for accounts opened through fee-based programs). The Funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.

The expenses to be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class of shares, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) directors’ fees or expenses incurred as a result of issues relating to a specific class of shares, (vii) accounting expenses relating to a specific class of shares and (viii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

Class A Shares

Class A shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A shares are also subject to an annual service fee of 0.25%. See “Distribution and Service Plans.” Set forth below is an example of the method of computing the offering price of the Class A shares of each of the Funds. The example assumes a purchase on June 30, 2008 of Class A shares of a Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

	Growth Allocation Fund	Moderate Allocation Fund	Conservative Allocation Fund
Net Asset Value per share	$23.58	$22.35	$22.84
Per Share Sales Charge—5.75% of public offering price (6.11%, 6.09% and 6.09%, respectively, of net asset value per share)	1.44	1.36	1.39

Per Share Offering Price to the Public	$25.02	$23.71	$24.23

Each Fund receives the entire net asset value of all Class A shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to financial intermediaries.

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Reduction or Elimination of Up-Front Sales Charge on Class A Shares

Rights of Accumulation

You may qualify for a reduced sales charge on a purchase of Class A shares of any Fund if the amount of your purchase, when added to the value that day of all of your shares of any Nuveen Mutual Fund, falls within the amounts stated in the Class A Sales Charges and Commissions table in “How You Can Buy and Sell Shares” in the Prospectus. You or your financial advisor must notify Nuveen or the Fund’s transfer agent of any cumulative discount whenever you plan to purchase Class A shares of a Fund that you wish to qualify for a reduced sales charge.

Letter of Intent

You may qualify for a reduced sales charge on a purchase of Class A shares of any Fund if you plan to purchase Class A shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in “How You Can Buy and Sell Shares” in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to a financial intermediary or to the Fund’s transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A shares that would qualify you for a reduced sales charge shown above. You may count shares of all Nuveen Mutual Funds that you already own and any Class B shares and Class C shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund or a Nuveen Defined Portfolio, or otherwise.

By establishing a Letter of Intent, you agree that your first purchase of Class A shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial advisor, Nuveen will redeem an appropriate number of your escrowed Class A shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

You or your financial advisor must notify Nuveen or the Funds’ transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

For purposes of determining whether you qualify for a reduced sales charge as described under Rights of Accumulation and Letter of Intent, you may include together with your own purchases those made by your spouse (or equivalent if recognized under local law) and your children under 21 years of age, whether these purchases are made through a taxable or non-taxable account. You may also include purchases made by a corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing. In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

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Reinvestment of Nuveen Defined Portfolio Distributions

You may purchase Class A shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases. Nuveen is no longer sponsoring new Defined Portfolios.

Also, investors will be able to buy Class A shares at net asset value by using the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the Defined Portfolio termination/maturity occurred not more than 90 days prior to reinvestment.

Elimination of Sales Charge on Class A Shares

Class A shares of a Fund may be purchased at net asset value without a sales charge, and may be purchased by the following categories of investors:

•	investors purchasing $1,000,000 or more (Nuveen may pay financial intermediaries on Class A sales of $1 million and above up to an additional 0.25% of the purchase amounts);

•	officers, trustees and former trustees of the Nuveen Funds;

•

bona fide, full-time and retired employees of Nuveen, and subsidiaries thereof, or their immediate family members (immediate family members are defined as their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling’s spouse, and a spouse’s siblings);

•	any person who, for at least the last 90 days, has been an officer, director or bona fide employee of any financial intermediary, or their immediate family members;

•

bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

•	investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

•	clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services;

•	employer-sponsored retirement plans except SEPs, SAR-SEPs, SIMPLE IRAs and KEOGH plans; and

•

with respect to purchases by employer-sponsored retirement plans with at least 25 employees and that either (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more; or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares. Nuveen will pay financial intermediaries a sales commission on these purchases equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount purchased over $5.0 million. Unless the financial intermediary elects to waive the commission, a contingent deferred sales charge of 1% will be assessed on redemptions within 12 months of purchase, unless waived.

Any Class A shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify Nuveen or your Fund’s transfer agent whenever you make a purchase of Class A shares of a Fund that you wish to be covered under these special sales charge waivers.

Class A shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

If you are eligible to purchase either Class A shares or Class I shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A shares are subject to an annual service fee to compensate financial intermediaries for providing you with ongoing account services. Class I shares are not subject to a distribution or service fee and,

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consequently, holders of Class I shares may not receive the same types or levels of services from financial intermediaries. In choosing between Class A shares and Class I shares, you should weigh the benefits of the services to be provided by financial intermediaries against the annual service fee imposed upon the Class A shares.

The reduced sales charge programs may be modified or discontinued by the Funds at any time.

For more information about the purchase of Class A shares or the reduced sales charge program, or to obtain the required application forms, call Nuveen Investor Services toll-free at (800) 257-8787.

Class B Shares

Class B shares are not be available for new accounts or for additional investment into existing accounts. However, a Fund will issue Class B shares upon the exchange of Class B shares from another Nuveen Mutual Fund or for purposes of dividend reinvestment. Class B shares will also be available through December 31, 2008 for defined contribution plans and investors using automatic investment plans with investments in Class B shares as of March 31, 2008.

Eligible investors may purchase Class B shares at a public offering price equal to the applicable net asset value per share without any up-front sales charge. Since Class B shares are sold without an initial sales charge, the full amount of your purchase payment will be invested in Class B shares. Class B shares are subject to an annual distribution fee to compensate Nuveen for its costs in connection with the sale of Class B shares, and are also subject to an annual service fee to compensate financial intermediaries for providing you with ongoing financial advice and other account services. The Funds have established a maximum purchase limit for Class B shares. Class B shares purchase orders equaling or exceeding $100,000 will not be accepted. In addition, purchase orders for a single purchaser that, when added to the value that day of all of such purchaser’s shares of any class of any Nuveen Mutual Fund, cause the purchaser’s cumulative total of shares in Nuveen Mutual Funds to equal or exceed the aforementioned limit will not be accepted. Purchase orders for a single purchaser equal to or exceeding the foregoing limit should be placed only for Class A or Class C shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the financial intermediary, and the applicable Fund receives written confirmation of such approval.

You may be subject to a Contingent Deferred Sales Charge (“CDSC”) if you redeem your Class B shares prior to the end of the sixth year after purchase. See “Reduction or Elimination of Contingent Deferred Sales Charge” below. Nuveen compensates financial intermediaries for sales of Class B shares at the time of sale at the rate of 4.00% of the amount of Class B shares purchased, which represents a sales commission of 3.75% plus an advance on the first year’s annual service fee of 0.25%.

Class B shares acquired through the reinvestment of dividends are not subject to a CDSC. Any CDSC will be imposed on the lower of the redeemed shares’ cost or net asset value at the time of redemption.

Class B shares will automatically convert to Class A shares eight years after purchase. The purpose of the conversion is to limit the distribution fees you pay over the life of your investment. All conversions will be done at net asset value without the imposition of any sales load, fee, or other charge, so that the value of each shareholder’s account immediately before conversion will be the same as the value of the account immediately after conversion. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B shares in accordance with such procedures as the Board of Trustees may determine from time to time. Class B shares that are converted to Class A shares will remain subject to an annual service fee that is identical in amount for both Class B shares and Class A shares. Since net asset value per share of the Class B shares and the Class A shares may differ at the time of conversion, a shareholder may receive more or fewer Class A shares than the number of Class B shares converted. Any conversion of Class B shares into Class A shares will be subject to the continuing availability of an opinion of counsel or a private letter ruling from the Internal Revenue Service to the effect that the conversion of shares would not constitute a taxable event under federal income tax law. Conversion of Class B shares into Class A shares might be suspended if such an opinion or ruling were no longer available.

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Class C Shares

You may purchase Class C shares at a public offering price equal to the applicable net asset value per share without any up-front sales charge. Class C shares are subject to an annual distribution fee of 0.75% to compensate Nuveen for paying your financial advisor an ongoing sales commission. Class C shares are also subject to an annual service fee of 0.25% to compensate financial intermediaries for providing you with ongoing financial advice and other account services. Nuveen compensates financial intermediaries for sales of Class C shares at the time of the sale at a rate of 1% of the amount of Class C shares purchased, which represents an advance of the first year’s distribution fee of 0.75% plus an advance on the first year’s annual service fee of 0.25%. See “Distribution and Service Plans.”

Class C share purchase orders equaling or exceeding $1,000,000 will not be accepted. In addition, purchase orders for a single purchaser that, when added to the value that day of all of such purchaser’s shares of any class of any Nuveen Mutual Fund, cause the purchaser’s cumulative total of shares in Nuveen Mutual Funds to equal or exceed the aforementioned limit will not be accepted. Purchase orders for a single purchaser equal to or exceeding the foregoing limit should be placed only for Class A shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the financial intermediary, and the Fund receives written confirmation of such approval. Moreover, Class C shares do not convert.

Redemptions of Class C shares within 12 months of purchase may be subject to a CDSC of 1% of the lower of the purchase price or redemption proceeds. Because Class C shares do not convert to Class A shares and continue to pay an annual distribution fee indefinitely, Class C shares should normally not be purchased by an investor who expects to hold shares for significantly longer than eight years.

Reduction or Elimination of Contingent Deferred Sales Charge

Class A shares are normally redeemed at net asset value, without any CDSC. However, in the case of Class A shares purchased at net asset value on or after May 1, 2007 because the purchase amount exceeded $1 million, where the financial intermediary did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 12 months of purchase. For Class A share purchases at net asset value of $1 million or more that are subject to a CDSC, the period over which the CDSC will apply has been reduced from 18 months to 12 months for all purchases occurring on or after May 1, 2007. Class A shares purchased prior to May 1, 2007 that have not been redeemed are no longer subject to a CDSC. In the case of Class B shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C shares that are redeemed within 12 months of purchase (except in cases where the shareholder’s financial advisor agreed to waive the right to receive an advance of the first year’s distribution and service fee).

In determining whether a CDSC is payable, each Fund will first redeem shares not subject to any charge and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund. The holding period is calculated on a monthly basis and begins on the date of purchase. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases of net asset value above the initial purchase price. Nuveen receives the amount of any CDSC shareholders pay.

The CDSC may be waived or reduced under the following circumstances: (i) in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (ii) in the event of the death of the shareholder (including a registered joint owner); (iii) for redemptions made pursuant to a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account’s net asset value depending on the frequency of the plan as designated by the shareholder; (iv) involuntary redemptions caused by operation of law; (v) redemptions in connection with a payment of account or plan fees; (vi) redemptions in connection with the exercise

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of a reinstatement privilege whereby the proceeds of a redemption of a Fund’s shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; (vii) redemptions in connection with the exercise of a Fund’s right to redeem all shares in an account that does not maintain a certain minimum balance or that the Board of Trustees has determined may have material adverse consequences to the shareholders of a Fund; (viii) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A shares is reduced pursuant to Rule 22d-1 under the Act; (ix) redemptions of shares purchased under circumstances or by a category of investors for which Class A shares could be purchased at net asset value without a sales charge; (x) redemptions of Class A, Class B or Class C shares if the proceeds are transferred to an account managed by another Nuveen adviser and the adviser refunds the advanced service and distribution fees to Nuveen; and (xi) redemptions of Class C shares in cases where (a) you purchase shares after committing to hold the shares for less than one year and (b) your advisor consents up front to receiving the appropriate service and distribution fee on the Class C shares on an ongoing basis instead of having the first year’s fees advanced by Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 under the 1940 Act.

In addition, the CDSC will be waived in connection with the following redemptions of shares held by an employer-sponsored qualified defined contribution retirement plan: (i) partial or complete redemptions in connection with a distribution without penalty under Section 72(t) of the Code from a retirement plan: (a) upon attaining age 59 1/2, (b) as part of a series of substantially equal periodic payments, or (c) upon separation from service and attaining age 55; (ii) partial or complete redemptions in connection with a qualifying loan or hardship withdrawal; (iii) complete redemptions in connection with termination of employment, plan termination or transfer to another employer’s plan or IRA; and (iv) redemptions resulting from the return of an excess contribution. The CDSC will also be waived in connection with the following redemptions of shares held in an IRA account: (i) for redemptions made pursuant to an IRA systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(A)(iv) prior to age 59 1/2; and (ii) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder’s Nuveen IRA accounts).

Class R3 Shares

Class R3 shares are available for purchase at the offering price, which is the net asset value per share without any up-front sales charge. Class R3 shares are subject to annual distribution and service fees of 0.50% of the Funds’ average daily net assets. The annual 0.25% service fee compensates your financial advisor and/or associated financial intermediaries for providing ongoing service to you. The annual 0.25% distribution fee compensates Nuveen for paying your financial advisor and/or associated financial intermediaries an ongoing sales commission.

Class R3 shares are only available for purchase by certain retirement plans that have an agreement with Nuveen to utilize R3 shares in certain investment products or programs (collectively, “retirement plans”). Eligible retirement plans include, but are not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and health care benefit funding plans. In addition, Class R3 shares are available only to retirement plans where Class R3 shares are held on the books of the Funds through omnibus accounts (either at the retirement plan level or at the level of the retirement plan’s financial intermediary). Class R3 shares are not available to traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans.

The administrator of a retirement plan or employee benefits office can provide plan participants with detailed information on how to participate in the retirement plan and how to elect a Fund as an investment option. Retirement plan participants may be permitted to elect different investment options, alter the amounts contributed to the retirement plan, or change how contributions are allocated among investment options in accordance with the retirement plan’s specific provisions. The retirement plan administrator or employee benefits office should be consulted for details. For questions about their

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accounts, participants should contact their employee benefits office, the retirement plan administrator, or the organization that provides recordkeeping services for the retirement plan.

Eligible retirement plans may open an account and purchase Class R3 shares directly from the Funds or by contacting any financial intermediary authorized to sell Class R3 shares of the Funds. Financial intermediaries may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by retirement plan accounts and their retirement plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial intermediaries may also perform other functions, including generating confirmation statements, and may arrange with retirement plan administrators for other investment or administrative services. Financial intermediaries may independently establish and charge retirement plans and retirement plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, retirement plans may charge retirement plan participants for certain expenses. These fees and additional amounts could reduce investment returns in Class R3 shares of the Funds.

Financial intermediaries and retirement plans may have omnibus accounts and similar arrangements with a Fund and may be paid for providing shareholder servicing and other services. A financial intermediary or retirement plan may be paid for its services directly or indirectly by the Funds or Nuveen. Nuveen may pay a financial intermediary an additional amount for sub-transfer agency or other administrative services. Such sub-transfer agency or other administrative services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semiannual reports and shareholder notices and other required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals, automated investment plans and shareholder account registrations. Your retirement plan may establish various minimum investment requirements for Class R3 shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class R3 shares or the reinvestment of dividends. Retirement plan participants should contact their retirement plan administrator with respect to these issues. This Statement of Additional Information should be read in conjunction with the retirement plan’s and/or the financial intermediary’s materials regarding their fees and services.

Class I Share Purchase Eligibility

Class R shares were renamed Class I shares effective May 1, 2008. Class I shares are available for purchases of $1 million or more and for purchases using dividends and capital gains distributions on Class I shares. Class I shares also are available for the following categories of investors:

•

officers, trustees and former trustees of the Trust or any Nuveen-sponsored registered investment company and their immediate family members or trustees/directors of any fund sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members (immediate family members are defined as their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling’s spouse, and a spouse’s siblings);

•	bona fide, full-time and retired employees of Nuveen, and subsidiaries thereof, or their immediate family members;

•	any person who, for at least the last 90 days, has been an officer, director or bona fide employee of any financial intermediary, or their immediate family members;

   (Any shares purchased by investors falling within any of the first three categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by a Fund.)

•

bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

•	investors purchasing on a periodic fee or asset-based fee program which is sponsored by a registered broker-dealer or other financial institution that has entered into an agreement with Nuveen;

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•

fee-paying clients of a registered investment advisor (“RIA”) who initially invests for clients an aggregate of at least $100,000 in Nuveen Funds through a fund “supermarket” or other mutual fund trading platform sponsored by a broker-dealer or trust company of which the RIA is not an affiliated or associated person and which has entered into an agreement with Nuveen;

•	employer-sponsored retirement plans except SEPs, SAR-SEPs, SIMPLE IRAs and KEOGH plans; and

•	other Nuveen Funds whose investment policies allow investments in other investment companies.

In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Nuveen Defined Portfolios in Class I shares, if, before September 6, 1994 (or before June 13, 1995 for Nuveen Intermediate Duration Municipal Bond Fund), such purchasers of Nuveen Defined Portfolios had elected to reinvest distributions in Nuveen Fund shares.

Shareholder Programs

Exchange Privilege

You may exchange shares of a Fund for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by either sending a written request to the applicable Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530 or by calling Nuveen Investor Services toll free at (800) 257-8787. You may also exchange from Class A shares to Class I shares of a Fund if, after you purchased Class A shares, you became eligible to purchase Class I shares. An exchange between Class A shares and Class I shares of a Fund is not considered a taxable event. This may be done in writing to the address stated above.

If you exchange shares between different Nuveen Mutual Funds and your shares are subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares. If you exchange from Class A shares to Class I shares of a Fund and your Class A shares are subject to a CDSC, the CDSC will be assessed at the time of the exchange.

The shares to be purchased must be offered in your state of residence. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange (except for exchanges between Class A shares and Class I shares of the same Fund) constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for a Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to a Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free at (800) 257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by a Fund at any time.

The exchange privilege is not intended to permit a Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Funds, the Funds reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. See “Frequent Trading Policy” below.

Reinstatement Privilege

If you redeemed Class A, Class B or Class C shares of a Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. The reinstatement privilege for Class B shares will no longer be available as of December 31, 2008. This reinstatement

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privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

Suspension of Right of Redemption

Each Fund may suspend the right of redemption of Fund shares or delay payment more than seven days (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the SEC so that trading of the Fund’s investments or determination of its net asset value is not reasonably practicable, or (c) for any other periods that the SEC by order may permit for protection of Fund shareholders.

Redemption In-Kind

The Funds have reserved the right to redeem in-kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in-kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Funds at the beginning of the 90-day period.

Frequent Trading Policy

The Funds’ Frequent Trading Policy is as follows:

Nuveen Mutual Funds are intended as long-term investments and not as short-term trading vehicles. At the same time, the Funds recognize the need of investors to periodically make purchases and redemptions of Fund shares when rebalancing their portfolios and as their financial needs or circumstances change. Nuveen Mutual Funds have adopted the following Frequent Trading Policy that seeks to balance these needs against the potential for higher operating costs, portfolio management disruption and other inefficiencies that can be caused by excessive trading of Fund shares.

1. Definition of Round Trip A Round Trip trade is the purchase and subsequent redemption of Fund shares, including by exchange. Each side of a Round Trip trade may be comprised of either a single transaction or a series of closely-spaced transactions.

2. Round Trip Trade Limitations Nuveen Mutual Funds limit the frequency of Round Trip trades that may be placed in a Fund. Subject to certain exceptions noted below, the Funds limit an investor to four Round Trips per trailing 12-month period and may also restrict the trading privileges of an investor who makes a Round Trip within a 30-day period if the purchase and redemption are of substantially similar dollar amounts and represent at least 25% of the value of the investor’s account.

3. Enforcement Trades placed in violation of the foregoing policies are subject to rejection or cancellation by Nuveen Mutual Funds. Nuveen Mutual Funds may also bar an investor (and/or the investor’s financial advisor) who has violated these policies from opening new accounts with the Funds and may restrict the investor’s existing account(s) to redemptions only. Nuveen Mutual Funds reserve the right, in their sole discretion, to (a) interpret the terms and application of these policies, (b) waive unintentional or minor violations (including transactions below certain dollar thresholds) if Nuveen Mutual Funds determine that doing so does not harm the interests of Fund shareholders, and (c) exclude certain classes of redemptions from the application of the trading restrictions set forth above.

Nuveen Mutual Funds reserve the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if they determine, in their sole discretion, that a proposed transaction or series of transactions involve market timing or excessive trading that is likely to be detrimental to the Funds. The Funds may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

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The ability of Nuveen Mutual Funds to implement the Frequent Trading Policy for omnibus accounts at certain financial intermediaries may be dependent on receiving from those intermediaries sufficient shareholder information to permit monitoring of trade activity and enforcement of the Funds’ Frequent Trading Policy. In addition, the Funds may rely on a financial intermediary’s policy to restrict market timing and excessive trading if the Funds believe that the policy is reasonably designed to prevent market timing that is detrimental to the Funds. Such policy may be more or less restrictive than the Funds’ Policy. The Funds cannot ensure that these financial intermediaries will in all cases apply the Funds’ policy or their own policies, as the case may be, to accounts under their control.

Exclusions from the Frequent Trading Policy

As stated above, certain redemptions are eligible for exclusion from the Frequent Trading Policy, including: (i) redemptions or exchanges by shareholders investing through the fee-based platforms of certain financial intermediaries (where the intermediary charges an asset-based or comprehensive “wrap” fee for its services) that are effected by the financial intermediaries in connection with systematic portfolio rebalancing; (ii) when there is a verified trade error correction, which occurs when a dealer firm sends a trade to correct an earlier trade made in error and then the firm sends an explanation to the Nuveen Mutual Funds confirming that the trade is actually an error correction; (iii) in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (iv) in the event of the death of the shareholder (including a registered joint owner); (v) redemptions made pursuant to a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account’s net asset value depending on the frequency of the plan as designated by the shareholder; (vi) redemptions of shares that were purchased through a systematic investment program; (vii) involuntary redemptions caused by operation of law; (viii) redemptions in connection with a payment of account or plan fees; (ix) redemptions or exchanges by any “fund of funds” advised by NAM; and (x) redemptions in connection with the exercise of a Fund’s right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of a Fund.

In addition, the following redemptions of shares by an employer-sponsored qualified defined contribution retirement plan are excluded from the Frequent Trading Policy: (i) partial or complete redemptions in connection with a distribution without penalty under Section 72(t) of the Code from a retirement plan: (a) upon attaining age 59 1/2; (b) as part of a series of substantially equal periodic payments, or (c) upon separation from service and attaining age 55; (ii) partial or complete redemptions in connection with a qualifying loan or hardship withdrawal; (iii) complete redemptions in connection with termination of employment, plan termination, transfer to another employer’s plan or IRA or changes in a plan’s recordkeeper; and (iv) redemptions resulting from the return of an excess contribution. Also, the following redemptions of shares held in an IRA account are excluded from the application of the Frequent Trading Policy: (i) redemptions made pursuant to an IRA systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(A)(iv) prior to age 59 1/2; and (ii) redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account.

General Matters

Each Fund may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in equity securities, equity and debt securities, or equity and municipal securities.

To help advisors and investors better understand and more efficiently use the Funds to reach their investment goals, each Fund may advertise and create specific investment programs and systems. For example, this may include information on how to use a Fund to accumulate assets for future education needs or periodic payments such as insurance premiums. A Fund may produce software, electronic information sites, or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

Each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds’ behalf. A Fund will be deemed to have received a purchase or redemption order

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when an authorized broker or, if applicable, a broker’s authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds’ net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the NYSE will receive that day’s share price; orders accepted after the close of trading will receive the next business day’s share price.

In addition, you may exchange Class I shares of any Fund for Class A shares of the same Fund without a sales charge if the current net asset value of those Class I shares is at least $3,000 or you already own Class A shares of that Fund.

For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see “How to Buy Shares” and “Special Services” in the applicable Fund’s Prospectus.

If you choose to invest in a Fund, an account will be opened and maintained for you by Boston Financial Data Services (“BFDS”), the Funds’ shareholder services agent. Shares will be registered in the name of the investor or the investor’s financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good standing form from the financial advisor acting on the investor’s behalf. Each Fund reserves the right to reject any purchase order and to waive or increase minimum investment requirements.

The Funds do not issue share certificates. For certificated shares previously issued, a fee of 1% of the current market value will be charged if the certificate is lost, stolen or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen or destroyed certificate.

Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a “best efforts” arrangement as provided by a distribution agreement with the Trust (the “Distribution Agreement”). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds’ shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as “Dealers”), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds’ shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of a Fund’s shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under “Distribution and Service Plans.” Nuveen receives any CDSCs imposed on redemptions of Fund shares, but any amounts as to which a reinstatement privilege is not exercised are set off against and reduce amounts otherwise payable to Nuveen pursuant to the Distribution Agreement.

The following tables set forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares, the amount thereof retained by Nuveen and the compensation on redemptions and repurchases received by Nuveen for each of the Funds for the specified periods. All figures are to the nearest thousand.

	Amount of Underwriting Commissions			Amount Retained By Nuveen			Amount of Compensation on Redemptions and Repurchases
	7/01/05- 6/30/06	7/01/06- 6/30/07	7/01/07- 6/30/08	7/01/05- 6/30/06	7/01/06- 6/30/07	7/01/07- 6/30/08	7/01/05- 6/30/06	7/01/06- 6/30/07	7/01/07- 6/30/08
Growth Allocation Fund	$45	$40	$22	$6	$5	$2	$1	$4	$6
Moderate Allocation Fund	63	73	37	7	9	4	17	17	11
Conservative Allocation Fund	89	66	28	10	8	4	25	17	8

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Other Compensation to Certain Dealers

NAM, at its own expense, currently provides additional compensation to Dealers who distribute shares of the Nuveen Mutual Funds. The level of payments made to a particular Dealer in any given year will vary and will comprise an amount equal to (a) up to 0.25% of fund sales by that Dealer; and/or (b) up to 0.12% of assets attributable to that Dealer. A number of factors will be considered in determining the level of payments as enumerated in the Prospectus. NAM makes these payments to help defray marketing and distribution costs incurred by particular Dealers in connection with the sale of Nuveen Mutual Funds, including costs associated with educating a firm’s financial advisors about the features and benefits of Nuveen Mutual Funds. NAM will, on an annual basis, determine the advisability of continuing these payments. Additionally, NAM may also directly sponsor various meetings that facilitate educating financial advisors and shareholders about the Nuveen Mutual Funds.

In 2008, NAM expects that it will pay additional compensation to the following Dealers:

A.G. Edwards (a division of Wachovia Securities, LLC)

Ameriprise Financial

Banc of America Investment Services, Inc.

Merrill Lynch, Pierce, Fenner & Smith, Inc.

Morgan Stanley DW Inc.

Raymond James Financial

Smith Barney

UBS Financial Services Inc.

Wachovia Securities, LLC

DISCLOSURE OF PORTFOLIO HOLDINGS

The Nuveen Mutual Funds have adopted a portfolio holdings disclosure policy which governs the dissemination of the Funds’ portfolio holdings. In accordance with this policy, the Funds may provide portfolio holdings information to third parties no earlier than the time a report is filed with the SEC that is required to contain such information or one day after the information is posted on the Fund’s publicly accessible website, www.nuveen.com. Currently, the Funds generally make available complete portfolio holdings information on the Funds’ website following the end of each month with an approximately one-month lag. Additionally, the Funds publish on the website a list of its top ten holdings as of the end of each month, approximately 2-5 business days after the end of the month for which the information is current. This information will remain available on the website at least until the Funds file with the SEC their Forms N-CSR or Forms N-Q for the period that includes the date as of which the website information is current.

Additionally, the Funds may disclose portfolio holdings information that has not been included in a filing with the SEC or posted on the Funds’ website (i.e., non-public portfolio holdings information) only if there is a legitimate business purpose for doing so and if the recipient is required, either by explicit agreement or by virtue of the recipient’s duties to the Funds as an agent or service provider, to maintain the confidentiality of the information and to not use the information in an improper manner (e.g., personal trading). In this connection, the Funds may disclose on an ongoing basis non-public portfolio holdings information in the normal course of their investment and administrative operations to various service providers, including their investment adviser and/or subadviser(s), independent registered public accounting firm, custodian, financial printer (R.R. Donnelley Financial and Financial Graphic Services), proxy voting service(s) (including Institutional Shareholder Services, ADP Investor Communication Services, and Glass, Lewis & Co.), and to the legal counsel for the Fund’s independent trustees (Chapman and Cutler LLP). Also, the Funds’ investment adviser may transmit to Vestek Systems, Inc. daily non-public portfolio holdings information on a next-day basis to enable the investment adviser to perform portfolio attribution analysis using Vestek’s systems and software programs. Vestek is also provided with non-public portfolio holdings information on a monthly basis approximately 2-3 business days after the end of each month so that Vestek may calculate and provide certain statistical information (but not the non-public holdings information itself) to its clients (including retirement plan sponsors or their consultants). The Funds’ investment adviser and/or sub-adviser may also provide certain portfolio holdings information to broker-dealers from time to time in connection with the purchase or sale of

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securities or requests for price quotations or bids on one or more securities. In providing this information, reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken in an effort to avoid potential misuse of the disclosed information.

Non-public portfolio holdings information may be provided to other persons if approved by the Funds’ Chief Administrative Officer or Secretary upon a determination that there is a legitimate business purpose for doing so, the disclosure is consistent with the interests of the Funds, and the recipient is obligated to maintain the confidentiality of the information and not misuse it.

Compliance officers of the Funds and their investment adviser and sub-adviser periodically monitor overall compliance with the policy to ascertain whether portfolio holdings information is disclosed in a manner that is consistent with the Fund’s policy. Reports are made to the Funds’ Board of Trustees on an annual basis.

There is no assurance that the Funds’ policies on portfolio holdings information will protect the Funds from the potential misuse of portfolio holdings information by individuals or firms in possession of such information.

DISTRIBUTION AND SERVICE PLANS

The Funds have adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which provides that Class B shares, Class C shares and Class R3 shares are subject to an annual distribution fee, and that Class A shares, Class B shares, Class C shares and Class R3 shares are subject to an annual service fee. Class I shares are not be subject to either distribution or service fees.

The distribution fee applicable to Class B shares, Class C shares and Class R3 shares under each Fund’s Plan will be payable to compensate Nuveen for services and expenses incurred in connection with the distribution of such shares. These expenses include payments to financial intermediaries, including Nuveen, who are brokers of record with respect to the Class B, Class C shares and Class R3 shares, as well as, without limitation, expenses of printing and distributing Prospectuses to persons other than shareholders of the Funds, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of such shares, certain other expenses associated with the distribution of such shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

The service fee applicable to Class A shares, Class B shares, Class C shares and Class R3 shares under each Fund’s Plan will be payable to financial intermediaries in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

Each Fund may spend up to 0.25 of 1% per year of the average daily net assets of Class A shares as a service fee under the Plan as applicable to Class A shares. Each Fund may spend up to 0.75 of 1% per year of the average daily net assets of each of the Class B shares and Class C shares and 0.25 of 1% per year of the average daily net assets of Class R3 shares as a distribution fee which constitutes an asset-based sales charge whose purpose is the same as an up-front sales charge and up to 0.25 of 1% per year of the average daily net assets of each of the Class B shares, Class C shares and Class R3 shares as a service fee under the Plan as applicable to such classes.

During the fiscal year ended June 30, 2008, the Funds incurred 12b-1 fees pursuant to their respective 12b-1 Plans in the amounts set forth in the table below. For this period, substantially all of the 12b-1 service fees on Class A shares were paid out as compensation to financial intermediaries for providing services to shareholders relating to their investments. To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B shares during the first year following a purchase, all 12b-1 distribution fees on Class B shares, and all 12b-1 service and distribution fees on Class C shares during the first year following a purchase are retained by Nuveen. After the first year following a purchase, 12b-1 service fees on Class B shares and 12b-1 service and distribution fees on Class C shares are paid to financial intermediaries. Class R3 shares were not offered during the fiscal year ended June 30, 2008.

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12b-1 Fees Incurred by each Fund for the Fiscal Year Ended June 30, 2008
Growth Allocation Fund
Class A	$12,502
Class B	7,263
Class C	77,761

Total	$97,526

Moderate Allocation Fund
Class A	$81,386
Class B	59,626
Class C	79,561

Total	$220,573

Conservative Allocation Fund
Class A	$145,538
Class B	47,883
Class C	90,020

Total	$283,441

Under each Fund’s Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not “interested persons” (“independent trustees”) and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the independent trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit a Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the independent trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the independent trustees of the Trust will be committed to the discretion of the independent trustees then in office.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, CUSTODIAN AND TRANSFER AGENT

PricewaterhouseCoopers LLP (“PWC”), One North Wacker Drive, Chicago, Illinois 60606, independent registered public accounting firm, has been selected as auditors for the Trust. In addition to audit services, PWC will provide assistance on accounting, internal control, tax and related matters.

The custodian of the assets of the Funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian performs custodial, fund accounting and portfolio accounting services.

The Funds’ transfer, shareholder services, and dividend paying agent is Boston Financial Data Services, P.O. Box 8530, Boston, Massachusetts 02266-8530.

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FINANCIAL STATEMENTS

The audited financial statements for each Fund appear in each Fund’s Annual Report, dated June 30, 2008. Each Fund’s Annual Report is incorporated herein by reference and is available without charge by calling (800) 257-8787.

GENERAL TRUST INFORMATION

Each Fund is a series of the Trust. The Trust is an open-end management investment company under the 1940 Act. The Trust was organized as a Massachusetts business trust on May 6, 1996. The Board of Trustees of the Trust is authorized to issue an unlimited number of shares in one or more series, which may be divided into classes of shares. Currently, there are 13 series authorized and outstanding, each of which may be generally divided into different classes of shares designated as Class A shares, Class B shares, Class C shares, Class R3 shares and Class I shares. Each class of shares represents an interest in the same portfolio of investments of a Fund. Each class of shares has equal rights as to voting, redemption, dividends and liquidation, except that each bears different class expenses, including different distribution and service fees, and each has exclusive voting rights with respect to any distribution or service plan applicable to its shares. There are no conversion, preemptive or other subscription rights, except that Class B shares automatically convert into Class A shares. The Board of Trustees of the Trust has the right to establish additional series and classes of shares in the future, to change those series or classes and to determine the preferences, voting powers, rights and privileges thereof.

The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of a Fund have the right to call a special meeting to remove Trustees or for any other purpose.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust’s Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or a Fund was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

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MAI-ALLO-1008D

October 31, 2008

NUVEEN INVESTMENT TRUST

333 West Wacker Drive

Chicago, Illinois 60606

Nuveen Enhanced Core Equity Fund

Nuveen Enhanced Mid-Cap Fund

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to, and should be read in conjunction with, the Prospectus for Nuveen Enhanced Core Equity Fund (the “Core Equity Fund”) and Nuveen Enhanced Mid-Cap Fund (the “Mid-Cap Fund”) (individually, a “Fund,” and collectively, the “Funds”) dated October 31, 2008. A Prospectus may be obtained without charge from certain securities representatives, banks and other financial institutions that have entered into sales agreements with Nuveen Investments, LLC (“Nuveen”), or from a Fund by written request to the applicable Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530, or by calling (800) 257-8787.

The audited financial statements for each Fund’s most recent fiscal year appear in the Fund’s Annual Report dated June 30, 2008; each is incorporated herein by reference and is available without charge by calling (800) 257-8787.

GENERAL INFORMATION

The Funds are diversified series of Nuveen Investment Trust (the “Trust”), an open-end management investment company organized as a Massachusetts business trust on May 6, 1996. Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Currently, 13 series of the Trust are authorized and outstanding.

Certain matters under the Investment Company Act of 1940, as amended (the “1940 Act”), which must be submitted to a vote of the holders of the outstanding voting securities of a series company, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting shares of each series affected by such matter.

INVESTMENT RESTRICTIONS

The investment objective and certain fundamental investment policies of the Funds are described in the Prospectus for that Fund. A Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the Fund’s outstanding voting shares:

(1) With respect to 75% of the total assets of the Funds, individually, purchase the securities of any issuer (except securities issued or guaranteed by the United States government or any agency or instrumentality thereof) if, as a result, (i) more than 5% of a Fund’s total assets would be invested in securities of that issuer, or (ii) a Fund would hold more than 10% of the outstanding voting securities of that issuer.

(2) Borrow money, except as permitted by the 1940 Act and exemptive orders granted under the 1940 Act.

(3) Act as an underwriter of another issuer’s securities, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(4) Make loans except as permitted by the 1940 Act and exemptive orders granted under the 1940 Act.

(5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7) Issue senior securities, except as permitted under the 1940 Act.

(8) Purchase the securities of any issuer if, as a result, 25% or more of a Fund’s total assets would be invested in the securities of issuers whose principal business activities are in the same industry; except that this restriction shall not be applicable to securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof.

The foregoing restrictions and limitations will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

The foregoing fundamental investment policies, together with the investment objective of each Fund and certain other policies specifically identified in the Prospectus, cannot be changed without approval by holders of a “majority of the Fund’s outstanding voting shares.” As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if the holders of more than 50% of the Fund’s shares are present or represented by proxy, or (ii) more than 50% of the Fund’s shares, whichever is less.

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In addition to the foregoing fundamental investment policies, the Funds are also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. The Funds may not:

(1) Sell securities short, unless a Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

(2) Purchase securities on margin, except that a Fund may obtain such short term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

(3) Purchase securities of open-end and closed-end investment companies except in compliance with the 1940 Act.

(4) Enter into futures contracts or related options if more than 30% of the Fund’s net assets would be represented by such instruments or more than 5% of the Fund’s net assets would be committed to initial margin deposits and premiums on futures contacts and related options.

(5) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, a Fund may invest in the securities of issuers that engage in these activities.

(6) Purchase securities when borrowings exceed 5% of its total assets. If due to market fluctuations or other reasons, the value of a Fund’s assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, a Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

(7) Invest in illiquid securities if, as a result of such investment, more than 15% of a Fund’s net assets would be invested in illiquid securities.

The Core Equity Fund and the Mid-Cap Fund have adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (the “Name Policy”) whereby the Core Equity Fund, under normal market conditions, will invest at least 80% of its assets in equity securities at the time of purchase. The Mid-Cap Fund has adopted the Name Policy whereby the Mid-Cap Fund, under normal market conditions, will invest at least 80% of its assets in equity securities of companies with medium capitalizations at the time of purchase.

As a result, each of the Core Equity Fund and the Mid-Cap Fund must provide shareholders with a notice meeting the requirement of Rule 35d-1(c) at least 60 days prior to any change of to either Fund’s Name Policy.

For purpose of the Name Policy, the Funds consider the term “investments” to include both direct investments and indirect investments (e.g., investments in an underlying fund, derivatives, and synthetic instruments with economic characteristics similar to the underlying asset), and the Funds may achieve exposure to a particular investment, industry, country or geographic region through direct investment or indirect investments.

INVESTMENT POLICIES AND TECHNIQUES

The following information supplements the discussion of the Funds’ investment objectives, policies, and techniques that appears in the Prospectus for the Funds.

Non-U.S. Securities

The Mid-Cap Fund may invest in a variety of equity securities of non-U.S. companies non-U.S. securities. Investments in non-U.S. securities involve risks in addition to the usual risks inherent in domestic investments, including currency risk. The value of a non-U.S. security in U.S. dollars tends to decrease when the value of the U.S. dollar rises against the non-U.S. currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency.

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Non-U.S. securities are affected by the fact that in many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. and companies may not be subject to uniform accounting, auditing and financial reporting standards. Other risks inherent in non-U.S. investments include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of non-U.S. brokers, securities markets and issuers; diplomatic developments; and political or social instability. Non-U.S. economies may differ favorably or unfavorably from the U.S. economy in various respects, and many non-U.S. securities are less liquid and their prices tend to be more volatile than comparable U.S. securities. From time to time, non-U.S. securities may be difficult to liquidate rapidly without adverse price effects.

The Mid-Cap Fund may invest directly in non-U.S. securities that are denominated in non-U.S. currencies or in dollar-denominated securities of non-U.S. issuers. The Mid-Cap Fund may also invest in non-U.S. securities by purchasing depositary receipts, denominated in U.S. dollars, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”), or other securities representing indirect ownership interests in the securities of non-U.S. issuers. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designated for use in the U.S. securities markets, while EDRs and GDRs are typically in bearer form and may be denominated in non-U.S. currencies and are designed for use in European and other markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying non-U.S. security. ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs, EDRs and GDRs shall be treated as indirect non-U.S. investments. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. ADRs, EDRs and GDRs do not eliminate all of the risks associated with directly investing in the securities of non-U.S. issuers, such as changes in non-U.S. currency exchange rates. However, by investing in ADRs rather than directly in non-U.S. issuers’ stock, the Mid-Cap Fund avoids currency risks during the settlement period. Some ADRs may not be sponsored by the issuer.

Other types of depositary receipts include American Depositary Shares (“ADSs”), Global Depositary Certificates (“GDCs”) and International Depositary Receipts (“IDRs”). ADSs are shares issued under a deposit agreement representing the underlying ordinary shares that trade in the issuer’s home market. An ADR, described above, is a certificate that represents a number of ADSs. GDCs and IDRs are typically issued by a non-U.S. bank or trust company, although they may sometimes also be issued by a U.S. bank or trust company. GDCs and IDRs are depositary receipts that evidence ownership of underlying securities issued by either a non-U.S. or a U.S. corporation.

Depositary receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the security underlying the receipt. An unsponsored facility may be established by a depositary without participation by the issuer of the security underlying the receipt. There are greater risks associated with holding unsponsored depositary receipts. For example, if the Mid-Cap Fund holds an unsponsored depositary receipt, it will generally bear all of the costs of establishing the unsponsored facility. In addition, the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security. Whether a sponsored or unsponsored facility, there is no assurance that either would pass through to the holders of the receipts voting rights with respect to the deposited securities.

In considering whether to invest in the securities of a non-U.S. company, the portfolio manager considers such factors as the characteristics of the particular company, differences between economic trends, and the performance of securities markets within the U.S. and those within other countries. The portfolio manager also considers factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.

Securities transactions conducted outside the U.S. may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, non-U.S. securities, currencies and other instruments. The value of such positions also could be adversely affected by (i) other complex non-U.S. political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Mid-Cap Fund’s ability to act upon economic events occurring in non-U.S. markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and the margin requirements than in the U.S., (v) currency exchange rate changes, and (vi) lower trading volume and liquidity.

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Currency Risks. By investing in non-U.S. securities, the Mid-Cap Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the non-U.S. currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value relative to a non-U.S. currency, the Mid-Cap Fund’s investment in securities denominated in that currency will lose value because its currency is worth fewer U.S. dollars. On the other hand, when the value of the U.S. dollar falls relative to a non-U.S. currency, the Mid-Cap Fund’s investments denominated in that currency will tend to increase in value because that currency is worth more U.S. dollars. The exchange rates between the U.S. dollar and non-U.S. currencies depend upon such factors as supply and demand in the currency exchange markets, international balance of payments, governmental intervention, speculation, and other economic and political conditions. Although the Mid-Cap Fund values its assets daily in U.S. dollars, the Mid-Cap Fund may not convert its holdings of non-U.S. currencies to U.S. dollars daily. The Mid-Cap Fund may incur conversion costs when it converts its holdings to another currency. Non-U.S. exchange dealers may realize a profit on the difference between the price at which the Mid-Cap Fund buys and sells currencies. The Mid-Cap Fund may engage in non-U.S. currency exchange transactions in connection with its portfolio investments. The Mid-Cap Fund will conduct its non-U.S. currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the non-U.S. currency exchange market or through forward contracts to purchase or sell non-U.S. contracts.

Cash Equivalents and Short-Term Investments

For temporary defensive purposes and to keep cash on hand fully invested, the Funds may invest up to 100% of its total assets in cash equivalents and short-term taxable fixed income securities. Cash equivalents and short-term fixed income securities must be from issuers having a long-term rating of at least A or higher by S&P, Moody’s or Fitch and must have a maturity of one year or less. Short-term taxable fixed income securities are defined to include, without limitation, the following:

(1) Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. In addition, the Fund may invest in sovereign debt obligations of non-U.S. countries. A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which it may be subject.

(2) Each Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund’s 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit purchased by a Fund may not be fully insured.

(3) Each Fund may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The

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draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

(4) Each Fund may invest in repurchase agreements which involve purchases of debt securities. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for a Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for a Fund to invest temporarily available cash. A Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers’ acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The portfolio manager monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The portfolio manager does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

(5) Each Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

(6) Each Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between a Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. The portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because a Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Funds may only invest in commercial paper rated A-2 or better by S&P, Prime-2 or higher by Moody’s or F2 or higher by Fitch, or unrated commercial paper which is, in the opinion of the portfolio manager, of comparable quality.

Medium Market Capitalizations

The Core Equity Fund may, and the Mid-Cap Fund will, invest in securities of companies with medium market capitalizations. Any investment in medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of its medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of medium capitalization companies are likely to be less liquid and subject to more abrupt or erratic market movements than securities of larger, more established companies.

Hedging Strategies

General Description of Hedging Strategies

Each Fund may utilize a variety of financial instruments, including options, futures contracts (sometimes referred to as “futures”), forward contracts, options and swaps to attempt to hedge a Fund’s holdings.

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Derivative hedges are generally used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Such instruments may also be used to “lock-in” realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. A Fund may also use derivative instruments to manage the risks of its assets. Risk management strategies include, but are not limited to, facilitating the sale of securities, establishing a position in the derivatives markets as a substitute for buying or selling certain securities or creating or altering exposure to certain asset classes, such as non-U.S. securities. The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way for a Fund to invest than would “traditional” securities (i.e., stocks or bonds). The use of hedging instruments is subject to applicable regulations of the Securities and Exchange Commission (the “SEC”), the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the “CFTC”) and various state regulatory authorities. In addition, a Fund’s ability to use hedging instruments will be limited by tax considerations.

General Limitations on Futures and Options Transactions

The Trust has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” with the CFTC and the National Futures Association (“NFA”), which regulate trading in the futures markets. As a result of the Trust’s filing with the CFTC and the NFA, the Trust, its officers and directors are not subject to the registration requirements of the Commodity Exchange Act, as amended (the “CEA”) and are not subject to regulation as commodity pool operators under the CEA. The Trust reserves the right to engage in transactions involving futures and options thereon to the extent allowed by CFTC regulations in effect from time to time and in accordance with the Trust’s policies. A Fund will not enter into futures and options transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 30% of a Fund’s total assets. In addition, a Fund will not enter into futures contracts and options transactions if more than 100% of its net assets would be committed to such instruments.

The foregoing limitations are not fundamental policies of a Fund and may be changed without shareholder approval as regulatory agencies permit. Various exchanges and regulatory authorities have undertaken reviews of options and futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for futures and options transactions and proposals to increase the margin requirements for various types of futures transactions.

Asset Coverage for Futures and Options Positions

Each Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and futures positions by registered investment companies and, if the guidelines so require, will set aside cash, U.S. government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Certain Considerations Regarding Options

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

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Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs for a Fund.

Federal Income Tax Treatment of Options

In the case of transactions involving “nonequity options,” as defined in Section 1256 of the Internal Revenue Code (the “Code”), the Funds will treat any gain or loss arising from the lapse, closing out or exercise of such positions as 60% long-term and 40% short-term capital gain or loss as required by Section 1256 of the Code. In addition, such positions must be marked-to-market as of the last business day of the year, and gain or loss must be recognized for federal income tax purposes in accordance with the 60%/40% rule discussed above even though the position has not been terminated. A “nonequity option” generally includes an option with respect to any group of stocks or a stock index unless the value of the option is determined directly or indirectly by reference to any stock or any narrow-based security index (as defined in the Securities Exchange Act of 1934). If such an option is part of a “mixed straddle” under Code Section 1256, a Fund may be able to make certain elections to avoid this requirement. If an option is treated as part of a straddle under the Code, a Fund may be required to defer capital losses it would otherwise recognize.

Stock Index Options

Each Fund may (i) purchase stock index options for any purpose, (ii) sell stock index options in order to close out existing positions, and/or (iii) write covered options on stock indexes for hedging purposes. Stock index options are put options and call options on various stock indexes. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

A stock index fluctuates with changes in the market values of the stock included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500 or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100. Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges: the Chicago Board of Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

A Fund’s use of stock index options is subject to certain risks. Successful use by a Fund of options on stock indexes will be subject to the ability of the portfolio managers to correctly predict movements in the direction of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes. It is also possible that there may be a negative correlation between the index and a Fund’s securities which would result in a loss on both such securities and the options on stock indexes acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in

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prices of the securities comprising the stock index on which the option is based. Options transactions may result in significantly higher transaction costs for the Fund.

Futures Contracts

Each Fund may enter into futures contracts (hereinafter referred to as “Futures Contracts”), including index futures as a hedge against movements in the equity markets, in order to establish more definitely the effective return on securities held or intended to be acquired by a Fund or for other purposes permissible under the CEA. A Fund’s hedging may include sales of futures as an offset against the effect of expected declines in stock prices and purchases of futures as an offset against the effect of expected increases in stock prices. A Fund will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized; if it is more, a loss will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

Margin is the amount of funds that must be deposited by a Fund with its custodian in a segregated account in the name of the futures commission merchant in order to initiate futures trading and to maintain the Fund’s open positions in Futures Contracts. A margin deposit is intended to ensure a Fund’s performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset value, a Fund will mark to market the current value of its open Futures Contracts. The Funds expect to earn interest income on their margin deposits.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of

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a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

Most U.S. futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a Futures position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund’s net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

A public market exists in Futures Contracts covering a number of indexes, including, but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ-100 Index, the Value Line Composite Index and the New York Stock Exchange Composite Index.

Options on Futures

Each Fund may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return of the premium paid, to assume a long position (call) or short position (put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

Each Fund may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which a Fund uses put and call options on securities or indexes. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indexes so as to hedge a Fund’s securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the Futures Contract. If the futures price at expiration of a written call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund’s holdings of securities. If the futures price when the option is exercised is above the exercise price, however, a Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities a Fund intends to acquire.

As with investments in Futures Contracts, a Fund is required to deposit and maintain margin with respect to put and call options on Futures Contracts written by it. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund. A Fund will set aside in a segregated account at the Fund’s custodian liquid assets, such as cash, U.S. government securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation.

The risks associated with the use of options on Futures Contracts include the risk that a Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options,

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which cannot be assured. A Fund’s successful use of options on Futures Contracts depends on the Fund’s portfolio managers’ ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option.

For additional information, see “Futures Contracts.” Certain characteristics of the futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because of initial margin deposit requirements in futures markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading,” and other investment strategies might result in temporary price distortions.

Federal Income Tax Treatment of Futures Contracts

For federal income tax purposes, each Fund is required to recognize as income for each taxable year its net unrealized gains and losses on certain Futures Contracts as of the end of the year, as well as gains and losses actually realized during the year. Except for transactions that are classified as part of a “mixed straddle” under Code Section 1256, any gain or loss recognized with respect to certain Futures Contracts is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Futures Contract. If such a Futures Contract is part of a “mixed straddle” under Code Section 1256, the Fund may be able to make certain elections to avoid this requirement.

Each Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund’s fiscal year) on Futures transactions. Such distributions will be combined with distributions of capital gains realized on a Fund’s other investments and shareholders will be advised of the nature of the payments.

Risks and Special Considerations Concerning Derivatives

The use of derivative instruments involves certain general risks and considerations as described below. The specific risks pertaining to certain types of derivative instruments are described below:

(1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager’s ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio manager’s judgment that the derivative transaction will provide value to the applicable Fund and its shareholders and is consistent with the Fund’s objective, investment limitations, and operating policies. In making such a judgment, the portfolio manager will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund’s overall investments and investment objective.

(2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or OTC derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, a Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and

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possibly other losses to the Fund. A Fund will enter into transactions in derivative instruments only with counterparties that their respective portfolio manager reasonably believes are capable of performing under the contract.

(3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

(4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. A Fund might be required by applicable regulatory requirements to maintain assets as “cover,” maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair a Fund’s ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

(5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6) Systemic or “Interconnection” Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Swaps, Caps, Collars and Floors

Swap Agreements

A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional

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amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, non-U.S. currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the agreement.

Equity Swaps. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

Interest Rate Swaps. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “fixed-for floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

Currency Swaps. A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in non-U.S. exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Credit Default Swaps. A credit default swap is similar to an insurance contract in that it provides the buyer with protection against specific risks. Most often, corporate bond investors buy credit default

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swaps for protection against a default by the issuer of the corporate bond, but these flexible instruments can be used in many ways to customize exposure to corporate credit. Credit default swap agreements can mitigate risks in bond investing by transferring a given risk from one party to another without transferring the underlying bond or other credit asset. In a credit default swap agreement, one party “sells” risk and the counterparty “buys” that risk. The “seller” of credit risk, who also tends to own the underlying credit asset, pays a periodic fee to the risk “buyer.” In return, the risk “buyer” agrees to pay the “seller” a set amount if there is a default, or a credit event.

A Fund’s use of credit default swap agreements exposes the Fund to additional risks, including but not limited to, the credit and liquidity risk of a counterparty. If the credit quality of any such counterparty deteriorates, such counterparty may default on its obligations to make payments under the swap agreement. A Fund may also be exposed to liquidity risk because the market for credit default swaps are relatively illiquid and the Fund will generally not be permitted to terminate or assign its credit default swaps without the consent of the related counterparty and accordingly may not be able to terminate or assign such credit default swaps in a timely fashion and for a fair price, potentially restricting its ability to take advantage of market opportunities.

Caps, Collars and Floors

Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Other Investment Policies and Techniques

Delayed-Delivery Transactions

Each Fund may from time to time purchase securities on a “when-issued” or other delayed-delivery basis. The price of securities purchased on a when-issued basis is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, no payment is made by a Fund to the issuer and no interest is accrued on debt securities or dividend income is earned on equity securities. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of a Fund’s other assets. While when-issued securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Funds do not believe that net asset value will be adversely affected by purchases of securities on a when-issued basis.

Each Fund will maintain in a segregated account cash, U.S. government securities and high grade liquid debt securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay when-issued securities, each Fund will meet its obligations from then-available cash flow, sale of the securities held in the separate account (described above), sale of other securities, or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s payment obligation).

Illiquid Securities

Each Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund’s net assets. The Board of Trustees or its delegate has the ultimate

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authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to the investment adviser of the Funds the day-to-day determination of the illiquidity of any security held by the Funds, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed the investment adviser of the Funds to look to such factors as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at a fair value as determined in good faith by the Board of Trustees or its delegate. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Short Sales Against the Box

When a Fund’s portfolio manager believes that the price of a particular security held by a Fund may decline, it may make “short sales against the box” to hedge the unrealized gain on such security. Selling short against the box involves selling a security which a Fund owns for delivery at a specified date in the future. The Funds will limit their transactions in short sales against the box to 5% of their net assets. If, for example, a Fund bought 100 shares of ABC at $40 per share in January and the price appreciates to $50 in March, the Fund might “sell short” the 100 shares at $50 for delivery the following July. Thereafter, if the price of the stock declines to $45, it will realize the full $1,000 gain rather than the $500 gain it would have received had it sold the stock in the market. On the other hand, if the price appreciates to $55 per share, the Fund would be required to sell at $50 and thus receive a $1,000 gain rather than the $1,500 gain it would have received had it sold the stock in the market. A Fund may also be required to pay a premium for short sales which would partially offset any gain.

Warrants

The Funds may invest in warrants if, after giving effect thereto, not more than 5% of their net assets will be invested in warrants other than warrants acquired in units or attached to other securities. Investing in warrants is purely speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities but only the right to buy them. Warrants are issued by the issuer of the security, which may be purchased on their exercise. The prices of warrants do not necessarily parallel the prices of the underlying securities.

Lending of Portfolio Securities

Each Fund may lend its portfolio securities, up to 33 1/3% of its total assets, to broker-dealers or institutional investors. The loans will be secured continuously by collateral at least equal to the value of the securities lent by “marking to market” daily. A Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent and will retain the right to call, upon notice, the lent securities. A Fund may also receive interest on the investment of the collateral or a fee from the borrower as compensation for the loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to firms deemed by the portfolio manager to be of good standing.

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Investment Companies

Each Fund may invest in shares of other investment companies to the extent permitted by the 1940 Act. Such companies include open-end funds, closed-end funds, exchange-traded funds (“ETFs”) and unit investment trusts. A Fund may invest in certain ETFs in excess of the limits imposed by the 1940 Act pursuant to exemptive orders obtained from the SEC by certain ETFs and their sponsors. Investing in another investment company subjects a Fund to the same risks associated with investing in the securities held by the applicable investment company. In addition, the benefit of investing in another investment company is largely dependent on the skill of the investment adviser of the underlying company and whether the associated fees and costs involved with investing in such company are offset by the potential gains. Investing in another investment company, including those affiliated with a Fund or their investment adviser, may subject the Fund to overlapping fees and expenses that may be payable to the adviser or its affiliates.

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MANAGEMENT

The management of the Trust, including general supervision of the duties performed for the Funds under the Management Agreement, is the responsibility of the Board of Trustees. The number of trustees of the Trust is nine, one of whom is an “interested person” (as the term “interested person” is defined in the 1940 Act) and eight of whom are not interested persons (referred to herein as “independent trustees”). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Nuveen or its affiliates. The names, business addresses and birthdates of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

Name, Business Address and Birthdate	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees:

Robert P. Bremner 333 West Wacker Drive Chicago, IL 60606 (8/22/40)	Chairman of the Board and Trustee	Term—Indefinite* Length of service— Since 2003	Private Investor and Management Consultant.	186	N/A

Jack B. Evans 333 West Wacker Drive Chicago, IL 60606 (10/22/48)	Trustee	Term—Indefinite* Length of service— Since 2003	President, The Hall-Perrine Foundation, a private philanthropic corporation (since 1996); Director and Vice Chairman, United Fire Group, a publicly held company; Member of the Board of Regents for the State of Iowa University System; Director, Gazettte Companies; Life Trustee of Coe College and Iowa College Foundation; Member of the Advisory Council of the Department of Finance in the Tippie College of Business, University of Iowa; formerly, Director, Alliant Energy; formerly, Director, Federal Reserve Bank of Chicago; formerly, President and Chief Operating Officer, SCI Financial Group, Inc., a regional financial services firm.	186	See Principal Occupation description

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Name, Business Address and Birthdate	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

William C. Hunter 333 West Wacker Drive Chicago, IL 60606 (3/6/48)	Trustee	Term—Indefinite* Length of service— Since 2004	Dean, Tippie College of Business, University of Iowa (since July 2006); Director (since 1997), Credit Research Center at Georgetown University; Director (since 2004) of Xerox Corporation; Director, SS&C Technologies, Inc. (May 2005-October 2005); formerly, Dean and Distinguished Professor of Finance, School of Business at the University of Connecticut (2003-2006); previously, Senior Vice President and Director of Research at the Federal Reserve Bank of Chicago (1995-2003).	186	See Principal Occupation description

David J. Kundert 333 West Wacker Drive Chicago, IL 60606 (10/28/42)	Trustee	Term—Indefinite* Length of service—Since 2005	Director, Northwestern Mutual Wealth Management Company; retired (since 2004) as Chairman, JPMorgan Fleming Asset Management, President and CEO, Banc One Investment Advisors Corporation, and President, One Group Mutual Funds; prior thereto, Executive Vice President, Bank One Corporation and Chairman and CEO, Banc One Investment Management Group; Board of Regents, Luther College; member of the Wisconsin Bar Association; member of Board of Directors, Friends of Boerner Botanical Gardens; Member of Investment Committee, Greater Milwaukee Foundation.	186	See Principal Occupation description

William J. Schneider 333 West Wacker Drive Chicago, IL 60606 (9/24/44)	Trustee	Term—Indefinite* Length of service—Since 2003	Chairman, formerly, Senior Partner and Chief Operating Officer (retired 2004) of Miller-Valentine Partners Ltd., a real estate investment company; Director, Dayton Development Coalition; formerly, Member, Business Advisory Council, Cleveland Federal Reserve Bank.	186	See Principal Occupation description

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Name, Business Address and Birthdate	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Judith M. Stockdale 333 West Wacker Drive Chicago, IL 60606 (2/29/47)	Trustee	Term—Indefinite* Length of service—Since 2003	Executive Director, Gaylord and Dorothy Donnelley Foundation (since 1994); prior thereto, Executive Director, Great Lakes Protection Fund (from 1990 to 1994).	186	N/A

Carole E. Stone 333 West Wacker Drive Chicago, IL 60606 (6/28/47)	Trustee	Term—Indefinite* Length of service— Since 2007	Director, Chicago Board Options Exchange (since 2006); Commissioner, New York State Commission on Public Authority Reform (since 2005); formerly, Director, New York State Division of the Budget (2000-2004), Chair, Public Authorities Control Board (2000-2004) and Director, Local Government Assistance Corporation (2000-2004); Chair, New York Racing Association Oversight Board (2005-2007).	186	See Principal Occupation description

Terence J. Toth 333 West Wacker Drive Chicago, IL 60606 (9/29/59)	Trustee	Term—Indefinite* Length of service— Since 2008	Private Investor (since 2007); CEO and President, Northern Trust Investments (2004-2007); Executive Vice President, Quantitative Management & Securities Lending (2000-2004); prior thereto, various positions with Northern Trust Company (since 1994); Member: Goodman Theatre Board (since 2004); Chicago Fellowship Board (since 2005), University of Illinois Leadership Council Board (since 2007) and Catalyst Schools of Chicago Board (since 2008); formerly Member: Northern Trust Mutual Funds Board (2005-2007), Northern Trust Japan Board (2004-2007), Northern Trust Securities Inc. Board (2003-2007) and Northern Trust Hong Kong Board (1997-2004).	186	N/A

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Name, Business Address and Birthdate	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustee:

John P. Amboian** 333 West Wacker Drive Chicago, IL 60606 (6/14/61)	Trustee	Term—Indefinite* Length of service— Since 2008	Chief Executive Officer (since July 2007) and Director (since 1999) of Nuveen Investments, Inc.; Chief Executive Officer (since 2007) of Nuveen Asset Management, Rittenhouse Asset Management, Nuveen Investments Advisors, Inc.; formerly, President (1999-2004) of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.***	186	See Principal Occupation description

*	Trustees serve an indefinite term until his/her successor is elected.
**	Mr. Amboian is an “interested person” of the Trust, as defined in the 1940 Act, by reason of his positions with Nuveen Investments, Inc. (“Nuveen Investments”) and certain of its subsidiaries.
***	Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management (“NAM”), effective January 1, 2005.

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Name, Business Address and Birthdate	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Officer

Officers of the Trust:

Gifford R. Zimmerman 333 West Wacker Drive Chicago, IL 60606 (9/9/56)	Chief Administrative Officer	Term—Until July 2009 Length of Service— Since 1996	Managing Director (since 2002), Assistant Secretary and Associate General Counsel of Nuveen Investments, LLC; Managing Director (since 2002) and Assistant Secretary and Associate General Counsel of Nuveen Asset Management; Managing Director (since 2004) and Assistant Secretary (since 1994) of Nuveen Investments, Inc.; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC (since 2002); Vice President and Assistant Secretary of Nuveen Investments Advisers Inc. (since 2002); Managing Director, Associate General Counsel and Assistant Secretary of Rittenhouse Asset Management, Inc. and Symphony Asset Management LLC (since 2003); Vice President and Assistant Secretary of Tradewinds Global Investors, LLC and Santa Barbara Asset Management, LLC (since 2006), and Nuveen HydePark Group, LLC and Nuveen Investment Solutions, Inc. (since 2007); formerly, Managing Director (2002-2004), General Counsel (1998-2004) and Assistant Secretary of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*; Chartered Financial Analyst.	186

Michael T. Atkinson 333 West Wacker Drive Chicago, IL 60606 (2/3/66)	Vice President	Term—Until July 2009 Length of Service— Since 2000	Vice President (since 2002) of Nuveen Investments, LLC.	186

Alan A. Brown 333 West Wacker Drive Chicago, IL 60606 (8/1/62)	Vice President	Term—Until July 2009 Length of Service—Since 2007	Executive Vice President, Nuveen Investments, Inc.; Executive Vice President, Mutual Funds, Nuveen Investments, LLC, (since 2005), formerly, Managing Director and Chief Marketing Officer (2001-2005).	66

Lorna C. Ferguson 333 West Wacker Drive Chicago, IL 60606 (10/24/45)	Vice President	Term—Until July 2009 Length of Service— Since 1998	Managing Director (since 2004), formerly, Vice President of Nuveen Investments, LLC, Managing Director (since 2005) of Nuveen Asset Management; formerly, Managing Director (2004-2005) and Vice President (1998-2004) of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*	186

Stephen D. Foy 333 West Wacker Drive Chicago, IL 60606 (5/31/54)	Vice President and Controller	Term—Until July 2009 Length of Service— Since 1997	Vice President (since 1993) and Funds Controller (since 1998) of Nuveen Investments, LLC; formerly, Vice President and Funds Controller (1998-2004) of Nuveen Investments, Inc.; Certified Public Accountant.	186

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Name, Business Address and Birthdate	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Officer

Walter M. Kelly 333 West Wacker Drive Chicago, IL 60606 (2/24/70)	Vice President and Chief Compliance Officer	Term—Until July 2009 Length of Service— Since 2003	Senior Vice President (since 2008), formerly, Vice President, formerly, Assistant Vice President and Assistant General Counsel (2003-2006) of Nuveen Investments, LLC; Senior Vice President (since 2008) and Assistant Secretary (since 2003), formerly, Vice President (2006-2008) of Nuveen Asset Management; previously, Assistant Vice President and Assistant Secretary of the Nuveen Funds (2003-2006).	186

David J. Lamb 333 West Wacker Drive Chicago, IL 60606 (3/22/63)	Vice President	Term—Until July 2009 Length of Service— Since 2000	Vice President (since 2000) of Nuveen Investments, LLC; Certified Public Accountant.	186

Tina M. Lazar 333 West Wacker Drive Chicago, IL 60606 (8/27/61)	Vice President	Term—Until July 2009 Length of Service— Since 2002	Vice President of Nuveen Investments, LLC (since 1999).	186

Larry W. Martin 333 West Wacker Drive Chicago, IL 60606 (7/27/51)	Vice President and Assistant Secretary	Term—Until July 2009 Length of Service— Since 1996	Vice President, Assistant Secretary and Assistant General Counsel of Nuveen Investments, LLC; Vice President (since 2005) and Assistant Secretary of Nuveen Investments, Inc.; Vice President (since 2005) and Assistant Secretary (since 1997) of Nuveen Asset Management; Vice President (since 2000), Assistant Secretary and Assistant General Counsel (since 1998) of Rittenhouse Asset Management, Inc.; Vice President and Assistant Secretary of Nuveen Investments Advisers Inc. (since 2002), NWQ Investment Management Company, LLC, Symphony Asset Management, LLC. (since 2003), Tradewinds Global Investors, LLC, Santa Barbara Asset Management LLC (since 2006), Nuveen HydePark Group, LLC and Nuveen Investment Solutions, Inc. (since 2007); formerly, Vice President and Assistant Secretary of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*	186

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Name, Business Address and Birthdate	Position(s) Held with Funds	Term of Office and Length of Time Served with Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Officer

Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606 (3/26/66)	Vice President and Secretary	Term—Until July 2009 Length of Service—Since 2007	Managing Director (since 2008), formerly, Vice President (2007-2008) of Nuveen Investments, LLC; Managing Director (since 2008), Vice President and Assistant Secretary (since 2007) of Nuveen Asset Management and Rittenhouse Asset Management, Inc.; Vice President and Assistant Secretary of Nuveen Investment Advisers Inc., Nuveen Investment Institutional Services Group LLC, NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, NWQ Holdings, LLC, Symphony Asset Management LLC, Santa Barbara Asset Management, LLC, Nuveen HydePark Group, LLC and Nuveen Investment Solutions, Inc.; prior thereto, Partner, Bell, Boyd & Lloyd LLP (1997-2007).	186

John V. Miller 333 West Wacker Drive Chicago, IL 60606 (4/10/67)	Vice President	Term—Until July 2009 Length of Service—Since 2007	Managing Director (since 2007), formerly, Vice President (2002-2007) of Nuveen Asset Management and Nuveen Investments, LLC; Chartered Financial Analyst.	186

Christopher M. Rohrbacher 333 West Wacker Drive Chicago, IL 60606 (8/1/71)	Vice President and Assistant Secretary	Term—Until July 2009 Length of Service—Since 2008	Vice President and Assistant Secretary of Nuveen Investments, LLC (since 2008); Vice President and Assistant Secretary of Nuveen Asset Management (since 2008); prior thereto, Associate, Skadden, Arps, Slate Meagher & Flom LLP (2002-2008).	186

James F. Ruane 333 W. Wacker Drive Chicago, IL 60606 (7/3/62)	Vice President and Assistant Secretary	Term—Until July 2009 Length of Service—Since 2007	Vice President of Nuveen Investments, LLC (since 2007); prior thereto, Partner (2005-2007), formerly, senior tax manager (2002-2005), Deloitte & Touche USA LLP; Certified Public Accountant.	186

John S. White 333 West Wacker Drive Chicago, IL 60606 (5/12/67)	Vice President	Term—Until July 2009 Length of Service—Since 2007	Vice President (since 2006) of Nuveen Investments, LLC, formerly, Assistant Vice President (since 2002); Lieutenant Colonel (since 2007), United States Marine Corps Reserve, formerly, Major (since 2001).	66

Mark L. Winget 333 West Wacker Drive Chicago, IL 60606 (12/21/68)	Vice President and Assistant Secretary	Term—Until July 2009 Length of Service—Since 2008	Vice President and Assistant Secretary of Nuveen Investments, LLC (since 2008); Vice President and Assistant Secretary of Nuveen Asset Management (since 2008); prior thereto, Counsel, Vedder Price P.C. (1997-2007).	186

*	Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into NAM, effective January 1, 2005.

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The trustees of the Trust are directors or trustees, as the case may be, of 66 Nuveen-sponsored open-end funds (the “Nuveen Mutual Funds”) and 120 Nuveen-sponsored closed-end funds (collectively with the Nuveen Mutual Funds, the “Nuveen Funds”).

Compensation

The following table shows, for each independent trustee, (1) the aggregate compensation, including deferred amounts, paid by the Trust for its fiscal year ended June 30, 2008, (2) the amount of total compensation each trustee elected to defer from the Trust for its fiscal year ended June 30, 2008, and (3) the total compensation paid to each trustee by the Nuveen fund complex during the fiscal year ended June 30, 2008. The Trust has no retirement or pension plans.

Name of Trustee	Aggregate Compensation From the Trust[1]	Amount of Total Compensation that Has Been Deferred[2]	Total Compensation From Funds and Fund Complex Paid to Trustees[3]
Robert P. Bremner	$8,416	$975	$220,594
Jack B. Evans	7,906	1,539	207,941
William C. Hunter	5,980	5,078	158,369
David J. Kundert	6,383	5,356	168,558
William J. Schneider	6,904	5,852	182,228
Judith M. Stockdale	6,958	2,274	184,243
Carole E. Stone	6,675	—	176,250
Terence J. Toth[4]	—	—	—

[1]	The compensation paid, including deferred amounts, to the independent trustees for the fiscal year ended June 30, 2008 for services to the Trust.

[2]

Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.

[3]	Based on the compensation paid (including any amounts deferred) to the trustees for the one year period ending June 30, 2008 for services to the Nuveen Funds.

[4]	Mr. Toth was appointed to the Board of Trustees of the Trust effective July 1, 2008.

Prior to January 1, 2008, for their services with respect to all Nuveen Funds, independent trustees received a $95,000 annual retainer plus (a) a fee of $3,000 per day for attendance in person or by telephone at a regularly scheduled meeting of the Board of Trustees; (b) a fee of $2,000 per meeting for attendance in person or by telephone where in-person attendance was required and $1,500 per meeting for attendance by telephone or in person where in-person attendance was not required at a special, non-regularly scheduled board meeting; (c) a fee of $1,500 per meeting for attendance in person or by telephone at an Audit Committee meeting; (d) a fee of $1,500 per meeting for attendance in person or by telephone at a regularly scheduled Compliance, Risk Management and Regulatory Oversight Committee meeting; (e) a fee of $1,500 per meeting for attendance in person at a non-regularly scheduled Compliance, Risk Management and Regulatory Oversight Committee meeting where in-person attendance was required and $1,000 per meeting for attendance by telephone or in person where in-person attendance was not required, except that the chairperson of the Compliance, Risk Management and Regulatory Oversight Committee could at any time designate a non-regularly scheduled meeting of the committee as an in-person meeting for the purposes of fees to be paid; (f) a fee of $1,000 per meeting for attendance in person or by telephone for a meeting of the Dividend Committee; and (g) a fee of $500 per meeting for attendance in person at all other committee meetings (including shareholder meetings) on a day on which no regularly scheduled board meeting was held in which in-person attendance was required and $250 per meeting for attendance by telephone or in person at such committee meetings (excluding shareholder meetings) where in-person attendance is not required and $100 per meeting when the Executive Committee acted as pricing committee for IPOs, plus, in each case, expenses incurred in attending such meetings. In addition to the payments described above, the Lead Independent Trustee (whose position was changed to Chairman of the Board of Trustees

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subsequent to January 1, 2008) received $25,000, the chairpersons of the Audit Committee and the Compliance, Risk Management and Regulatory Oversight Committee received $7,500 and the chairperson of the Nominating and Governance Committee received $5,000 as additional retainers to the annual retainer paid to such individuals. Independent trustees also received a fee of $2,000 per day for site visits to entities that provide services to the Nuveen Funds on days on which no regularly scheduled board meeting was held. When ad hoc committees were organized, the Nominating and Governance Committee at the time of formation determined compensation to be paid to the members of such committee; however, in general, such fees were $1,000 per meeting for attendance in person at any ad hoc committee meeting where in-person attendance was required and $500 per meeting for attendance by telephone or in person at such meetings where in-person attendance was not required. The annual retainer, fees and expenses were allocated among the Nuveen Funds on the basis of relative net asset sizes, although fund management could, in its discretion, establish a minimum amount to be allocated to each fund.

Effective January 1, 2008, independent trustees receive a $100,000 annual retainer plus (a) a fee of $3,250 per day for attendance in person or by telephone at a regularly scheduled meeting of the Board of trustees; (b) a fee of $2,500 per meeting for attendance in person where such in-person attendance is required and $1,500 per meeting for attendance by telephone or in person where in-person attendance is not required at a special, non-regularly scheduled board meeting; (c) a fee of $2,000 per meeting for attendance in person or by telephone at an Audit Committee meeting; (d) a fee of $2,000 per meeting for attendance in person at a Compliance, Risk Management and Regulatory Oversight Committee meeting where in-person attendance is required and $1,000 per meeting for attendance (e) a fee of $1,000 per meeting for attendance in person or by telephone for a meeting of the Dividend Committee; and (f) a fee of $500 per meeting for attendance in person at all other committee meetings (including shareholder meetings) on a day on which no regularly scheduled board meeting is held in which in-person attendance is required and $250 per meeting for attendance by telephone or in person at such committee meetings (excluding shareholder meetings) where in-person attendance is not required and $100 per meeting when the Executive Committee acts as pricing committee for IPOs, plus, in each case, expenses incurred in attending such meetings. In addition to the payments described above, the Chairman of the Board of Trustees receives $50,000, the chairpersons of the Audit Committee and the Compliance, Risk Management and Regulatory Oversight Committee receive $7,500 and the chairperson of the Nominating and Governance Committee receives $5,000 as additional retainers. Independent trustees also receive a fee of $2,500 per day for site visits to entities that provide services to the Nuveen Funds on days on which no regularly scheduled board meeting is held. When ad hoc committees are organized, the Nominating and Governance Committee will at the time of formation determine compensation to be paid to the members of such committee; however, in general, such fees will be $1,000 per meeting for attendance in person at any ad hoc committee meeting where in-person attendance is required and $500 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required. The annual retainer, fees and expenses are allocated among the Nuveen Funds on the basis of relative net asset, although fund management may, in its discretion, establish a minimum amount to be allocated to each fund.

The Trust does not have a retirement or pension plan. The Trust has a deferred compensation plan (the “Plan”) that permits any independent trustee to elect to defer receipt of all or a portion of his or her compensation as an independent trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee’s deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen Funds. At the time for commencing distributions from a trustee’s deferral account, the independent trustee may elect to receive distributions in a lump sum or over a period of five years. The Trust will not be liable for any other fund’s obligations to make distributions under the Plan.

The Funds have no employees. The officers of the Trust and the trustee who is not an independent trustee serve without any compensation from the Funds, but rather, are compensated by Nuveen Investments or its affiliates.

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Share Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each trustee as of December 31, 2007:

Name of Trustee	Dollar Range of Securities in the Funds		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	Core Equity Fund	Mid-Cap Fund
John P. Amboian[1]	—	—	Over $100,000
Robert P. Bremner	—	—	Over $100,000
Jack B. Evans	—	—	Over $100,000
William C. Hunter	—	—	Over $100,000
David J. Kundert	—	—	Over $100,000
William S. Schneider	—	—	Over $100,000
Judith M. Stockdale	—	—	Over $100,000
Carole E. Stone	—	—	$10,001-$60,000
Terence J. Toth[1]	—	—	$0

[1]	Mr. Amboian and Mr. Toth were appointed to the Board of Trustees of the Nuveen Mutual Funds effective July 1, 2008.

As of October 3, 2008, the independent trustees have represented that they do not own, beneficially or of record, any security of NAM, Nuveen HydePark Group, LLC (“HydePark”), Nuveen or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with NAM, HydePark or Nuveen.

As of October 3, 2008, the officers and trustees of each Fund, in the aggregate, own no shares of either Fund.

The following table sets forth the percentage ownership of each person, who, as of October 3, 2008, owned of record, or is known by the Trust to have owned of record or beneficially 5% or more of any class of a Fund’s shares.

Name of Fund and Class	Name and Address of Owner	Percentage of Record Ownership
Nuveen Enhanced Core Equity Fund Class A Shares	Nuveen Investments Inc. Attn: Darlene Cramer 333 West Wacker Drive Chicago, IL 60606	92.44%

	Wachovia Securities, LLC Kenneth Butler & Gwendolyn Butler Jtten 1 N Jefferson Ave Saint Louis MO 63103	6.28%

Nuveen Enhanced Core Equity Fund Class C Shares	Nuveen Investments Inc. Attn: Darlene Cramer 333 West Wacker Drive Chicago, IL 60606	97.92%

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Name of Fund and Class	Name and Address of Owner	Percentage of Record Ownership
Nuveen Enhanced Core Equity Fund Class I Shares	Morgan Stanley & Co FBO X-Entity 0525 P Fixed Income ADR 1585 Broadway New York NY 10036	56.56%

	Wachovia Corporation Attn Elizabeth Vernon 301 S College St Charlotte NC 28202	40.35%

Nuveen Enhanced Mid-Cap Fund Class A Shares	Nuveen Investments Inc. Attn: Darlene Cramer 333 West Wacker Drive Chicago, IL 60606	98.58%

Nuveen Enhanced Mid-Cap Fund Class C Shares	Nuveen Investments Inc. Attn: Darlene Cramer 333 West Wacker Drive Chicago, IL 60606	100.00%

Nuveen Enhanced Mid-Cap Fund Class I Shares	Nuveen Investments Inc. Attn: Darlene Cramer 333 West Wacker Drive Chicago, IL 60606	85.79%

	David E. Tierney 111 West Jackson Blvd. Chicago, IL 60604	14.21%

Committees

The Board of Trustees of the Trust has five standing committees: the Executive Committee, the Audit Committee, the Nominating and Governance Committee, the Dividend Committee and the Compliance, Risk Management and Regulatory Oversight Committee.

Robert P. Bremner, Chair, Judith M. Stockdale and John P. Amboian serve as the current members of the Executive Committee of the Board of Trustees. Each Trust’s Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees. During the fiscal year ended June 30, 2008, the Executive Committee met one time.

The Dividend Committee is authorized to declare distributions on each Fund’s shares including, but not limited to, regular and special dividends, capital gains and ordinary income distributions. The members of the Dividend Committee are Jack B. Evans, Chair, Judith Stockdale and Terence J. Toth. During the fiscal year ended June 30, 2008, the Dividend Committee met two times.

The Audit Committee monitors the accounting and reporting policies and practices of each Fund, the quality and integrity of the financial statements of each Fund, compliance by each Fund with legal and regulatory requirements and the independence and performance of the external and internal auditors. The members of the Audit Committee are Jack B. Evans, Robert P. Bremner, David Kundert, Chair, William J. Schneider and Terence J. Toth, each of whom is an independent trustee of the Trust. During the fiscal year ended June 30, 2008, the Audit Committee met four times.

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Nomination of independent trustees is committed to a Nominating and Governance Committee composed of the independent trustees of the Trust. The Committee operates under a written charter adopted and approved by the Board of Trustees. The Nominating and Governance Committee is responsible for Board of Trustees member selection and tenure; selection and review of committees; and Board of Trustees education and operations. In addition, the Committee monitors performance of legal counsel and other service providers; periodically reviews and makes recommendations about any appropriate changes to trustee compensation; and has the resources and authority to discharge its responsibilities, including retaining special counsel and other experts or consultants at the expense of the Funds. In the event of a vacancy on the Board of Trustees, the Nominating and Governance Committee receives suggestions from various sources as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Manager of Fund Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The Nominating and Governance Committee sets appropriate standards and requirements for nominations for new trustees and reserves the right to interview all candidates and to make the final selection of any new trustees. The members of the Nominating and Governance Committee are Robert P. Bremner, Chair, Jack B. Evans, William C. Hunter, David J. Kundert, William J. Schneider, Judith M. Stockdale, Carole E. Stone and Terence J. Toth. During the fiscal year ended June 30, 2008, the Nominating and Governance Committee met five times.

The Compliance, Risk Management and Regulatory Oversight Committee is responsible for the oversight of compliance issues, risk management and other regulatory matters affecting the Funds that are not otherwise the jurisdiction of the other committees. As part of its duties regarding compliance matters, the Committee is responsible for the oversight of the Pricing Procedures of the Funds and the Valuation Group. The members of the Compliance, Risk Management and Regulatory Oversight Committee are William C. Hunter, William J. Schneider, Chair, Judith M. Stockdale and Carole E. Stone. During the fiscal year ended June 30, 2008, the Compliance, Risk Management and Regulatory Oversight Committee met four times.

Independent Chairman

The trustees have elected Robert P. Bremner as the independent Chairman of the Board of Trustees. Specific responsibilities of the Chairman include (a) presiding at all meetings of the Board of Trustees and of the shareholders; (b) seeing that all orders and resolutions of the trustees are carried into effect; and (c) maintaining records of and, whenever necessary, certifying all proceedings of the trustees and the shareholders.

Proxy Voting Procedures

Each Fund has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently and solely in the best economic interests of the Fund.

HydePark has engaged the services of ISS to vote proxies relating to securities held by the applicable Fund and managed by HydePark. HydePark may instruct ISS not to vote proxies in respect of any issue if it determines it would be in the Fund’s overall best interest not to vote.

Generally, HydePark, would instruct ISS not to vote proxies associated with the securities of any issuer if as a result of voting, subsequent purchases or sales of such securities would be blocked. However, HydePark may decide, on an individual security basis that it is in the best interests of its clients for ISS to vote the proxy associated with such a security, taking into account the loss of liquidity. In addition, HydePark may instruct ISS not to vote proxies where the voting would in HydePark judgment result in some other financial, legal, regulatory disability or burden to HydePark or the client (such as imputing control with respect to the issuer). In addition, HydePark may determine not to vote a proxy if, in its judgment, the expense and administrative inconvenience outweighs the benefits to clients of voting the securities.

If HydePark determines that is wishes to override ISS’s recommendations and vote the proxy, it must first determine whether voting the proxy would present it with a material conflict of interest. Voting the securities of an issuer where the following relationships or circumstances exist is deemed to give rise to a material conflict of interest:

(i)	The issuer is an investment advisory client of HydePark that pays (or is expected to pay) fees to HydePark in excess of 1% of HydePark’s annual revenue in the year in which the proxy is to be voted;

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(ii)	The issuer is an entity in which an executive officer of HydePark or a relative of any such person is or was (within the past three years of the proxy vote) an executive officer or director or employee; or

(iii)	Any other circumstance that HydePark is aware of HydePark’s duty to serve its clients’ interests, typically referred to as its “duty of loyalty,” could be materially compromised.

A conflict of interest shall not be considered material in respect of a specific vote or circumstance if the matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer, even if a conflict described in the three bullets above is present.

In its process of determining whether there are material conflicts of interest, HydePark does not consider nonpublic information about the business arrangements of its affiliates or their officers and directors. Business arrangements that HydePark is not actively involved in shall not be deemed to raise a material conflict of interest for HydePark.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling (800) 257-8787 or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.

FUND MANAGER AND SUB-ADVISER

Fund Manager

NAM acts as the manager of each Fund, with responsibility for the overall management of each Fund. NAM is a Delaware corporation and its address is 333 West Wacker Drive, Chicago, Illinois 60606. NAM has selected HydePark, 111 West Jackson Boulevard, Suite 1411, Chicago, Illinois 60604, an affiliate of NAM, as sub-adviser to manage the investment portfolios of the Funds. NAM is also responsible for managing the Funds’ business affairs and providing day-to-day administrative services to the Funds. For additional information regarding the management services performed by NAM and HydePark, see “Who Manages the Funds” in the Prospectus.

NAM is an affiliate of Nuveen, 333 West Wacker Drive, Chicago, Illinois 60606, which is also the principal underwriter of the Funds’ shares. Nuveen is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Closed-End Funds. Nuveen and NAM are subsidiaries of Nuveen Investments.

On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois. The investor group includes affiliates of Merrill Lynch & Co., Inc. (“Merrill Lynch”). In connection with the transaction, Merrill Lynch became an indirect “affiliated person” (as that term is defined in the 1940 Act) of NAM and the Funds. As a result, the Funds are prohibited from entering into principal transactions with Merrill Lynch and certain of its affiliates and are subject to other limitations in transacting with Merrill Lynch. NAM and the Funds do not believe that any such prohibition or limitations will have a materially adverse effect on a Fund’s ability to pursue its investment objective and policies.

For the fund management services and facilities furnished by NAM, each of the Funds has agreed to pay an annual management fee at rates set forth in the Prospectus under “Who Manages the Funds.” In addition, NAM agreed to waive all or a portion of its management fee or reimburse certain expenses of the Funds. The Prospectus includes current expense waivers and expense reimbursements for the Funds.

Each Fund’s management fee is divided into two components—a complex-level component, based on the aggregate amount of all funds assets managed by NAM and its affiliates, and a specific fund-level component, based only on the amount of assets within each Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by NAM and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented.

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Each Fund has agreed to pay an annual fund-level management fee, payable monthly, based upon the average daily net assets of each Fund as set forth in the Prospectus.

The annual complex-level management fee for the Funds, payable monthly, which is additive to the fund-level fee, is based on the aggregate amount of total assets managed for all Nuveen-sponsored funds in the United States as stated in the table below. As of September 30, 2008, the complex-level fee rate was 0.1947%.

Complex-Level Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996%
$57 billion	0.1989%
$60 billion	0.1961%
$63 billion	0.1931%
$66 billion	0.1900%
$71 billion	0.1851%
$76 billion	0.1806%
$80 billion	0.1773%
$91 billion	0.1691%
$125 billion	0.1599%
$200 billion	0.1505%
$250 billion	0.1469%
$300 billion	0.1445%

*	The complex-level component of the management fee for the Funds is calculated based upon the aggregate daily net assets of all Nuveen-sponsored funds in the United States, with such daily net assets to include assets attributable to preferred stock issued by or borrowings by such Funds but to exclude assets attributable to investments in other Nuveen-sponsored funds.

The following tables set forth the management fees (net of expense reimbursements) paid by the Funds and the fees waived and expenses reimbursed by NAM for the specified period.

	Amount of Management Fees (Net of Expense Reimbursements by NAM)	Amount of Fees Waived and Expenses Reimbursed by NAM
	12/03/07-6/30/08	12/03/07-6/30/08
Core Equity Fund	$40,994	$48,487
Mid-Cap Fund	—	52,617

In addition to NAM’s management fee, each Fund also pays a portion of the Trust’s general administrative expenses allocated in proportion to the net assets of each Fund. All fees and expenses are accrued daily and deducted before payment of dividends to investors.

The Funds, the other Nuveen funds, NAM and other related entities have adopted codes of ethics which essentially prohibit all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund’s anticipated or actual portfolio transactions, and is designed to assure that the interests of shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

Sub-Adviser

NAM has selected HydePark as sub-adviser to manage the investment portfolio of each Fund. HydePark specializes in the management of quantitatively-driven enhanced equity strategies for institutional investors. HydePark is an indirect wholly-owned subsidiary of Nuveen Investments.

NAM pays HydePark an annual portfolio management fee as compensation for the portfolio management services provided by HydePark equal to 50% of the investment management fee net of any expense reimbursements and supplemental platform service payments.

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HydePark provides continuous advice and recommendations concerning the Funds’ investments and is responsible for selecting the broker-dealers who execute the portfolio transactions. In executing such transactions, HydePark seeks to obtain the best net result for the Funds. HydePark also serves as investment adviser to pension and profit-sharing plans, and other institutional and private investors.

The following table sets forth the fees paid by NAM to HydePark for its services.

Amount Paid by NAM to HydePark
Core Equity Fund	$23,588
Mid-Cap Fund	2,871

Portfolio Managers

The following individuals have primary responsibility for the day-to-day implementation of investment strategies of the Funds.

Name
David E. Tierney, Ph.D.
John W. Gambla, CFA
Rob A. Guttschow, CFA

Other Accounts Managed. In addition to managing the Funds, the portfolio managers are also primarily responsible for the day-to-day portfolio management of the following accounts. Information is provided as of June 30, 2008:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees
David E. Tierney, Ph.D.	Registered Investment Companies	1	$146.793 million
	Other Pooled Investment Vehicles	1	$.713 million
	Other Accounts	13	$408.295 million
John W. Gambla, CFA	Registered Investment Companies	5	$1.111 billion	4	$964.385 million
	Other Pooled Investment Vehicles	2	$19.916 million
	Other Accounts	15	$408.795 million
Rob A. Guttschow, CFA	Registered Investment Companies	5	$1.111 billion	4	$964.385 million
	Other Pooled Investment Vehicles	2	$19.916 million
	Other Accounts	16	$408.795 million

Compensation. Compensation for key investment professionals of HydePark consists of competitive base salary and an annual cash bonus. For certain portfolio managers, base salary has been set in conjunction with the signing of long-term employment agreements. A compensation committee reviews and determines the amount of bonus for each individual by examining several quantitative and qualitative factors. For those individuals with specific investment sectors assigned to them, their annual performance relative to the annual performance of that sector is an important factor. Other factors include the investment professional’s contribution to the business results and overall business strategy, success of marketing and client servicing, as well as managerial and demonstrated leadership. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors.

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Each HydePark portfolio manager is also eligible to receive long-term incentive compensation in the form of equity-based awards. The amount of such compensation is dependent upon the same factors articulated for cash bonus awards but also factors in the portfolio manager’s long-term potential with the firm.

HydePark Material Conflicts of Interest. HydePark’s portfolio manager’s simultaneous management of the Fund and the other accounts may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities orders placed on behalf of the Fund and the other accounts. HydePark, however, believes that such potential conflicts are mitigated by the fact that HydePark primarily invests in highly liquid equity securities with sufficient availability in the open market. In addition, HydePark has adopted several policies that address potential conflicts of interest, including best execution and trade allocation policies that are designed to ensure (1) that portfolio management is seeking the best price for portfolio securities under the circumstances, (2) fair and equitable allocation of investment opportunities among accounts over time and (3) compliance with applicable regulatory requirements. All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager. In addition, HydePark has adopted a Code of Conduct that sets forth policies regarding conflicts of interest.

Beneficial Ownership of Securities. As of October 3, 2008, each portfolio manager beneficially owned the following dollar range of equity securities issued by the Fund he manages or co-manages.

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed
David E. Tierney	Core Equity Fund	$100,001-$500,000
	Mid-Cap Fund	$100,001-$500,000
John W. Gambla	Core Equity Fund	$0
	Mid-Cap Fund	$0
Rob A. Guttschow	Core Equity Fund	$0
	Mid-Cap Fund	$0

PORTFOLIO TRANSACTIONS

HydePark is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds’ securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of HydePark to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions, in light of the overall quality of brokerage and research services provided to the respective advisor and its advisees. Purchases may be made from underwriters, dealers, and, on occasion, the issuers.

Commissions will be paid on a Fund’s futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Funds may pay mark-ups on principal transactions. In selecting broker-dealers and in negotiating commissions, HydePark considers, among other things, the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition. Brokerage will not be allocated based on the sale of a Fund’s shares.

Section 28(e) of the 1934 Act (“Section 28(e)”) permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

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In light of the above, in selecting brokers, HydePark may consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if HydePark determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to HydePark or a Fund. HydePark believes that the research information received in this manner provides a Fund with benefits by supplementing the research otherwise available to the Fund. The Management Agreement and the Sub-Advisory Agreement, if applicable, provide that such higher commissions will not be paid by a Fund unless the applicable adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by a Fund to NAM under the Management Agreement or the sub-advisory fees paid by NAM to HydePark under the Sub-Advisory Agreement are not reduced as a result of receipt by either NAM or HydePark of research services.

HydePark places portfolio transactions for other advisory accounts managed by it. Research services furnished by firms through which the Funds effects its securities transactions may be used by HydePark in servicing all of its accounts; not all of such services may be used by HydePark in connection with the Funds. HydePark believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) managed by HydePark. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, HydePark believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis. HydePark seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between the Funds and other advisory accounts, the main factors considered by HydePark are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

The following table sets forth the aggregate amount of brokerage commissions paid by the Funds for the specified periods.

Aggregate Amount of Brokerage Commissions
12/03/07-6/30/08
Core Equity Fund	$18,328
Mid-Cap Fund	4,000

During the fiscal period ended June 30, 2008, the Core Equity Fund and Mid-Cap Fund paid no commissions to brokers in return for research services.

The Core Equity Fund has acquired during the fiscal period ended June 30, 2008 the securities of its regular brokers or dealers as defined in Rule 10b-1 under the 1940 Act or of the parents of the brokers or dealers. The Mid-Cap Fund did not hold any securities of its regular broker dealers during the fiscal period ended June 30, 2008. The following table sets forth those brokers or dealers and states the value of the Funds’ aggregate holdings of the securities of each issuer as of close of the fiscal year ended June 30, 2008.

Fund	Broker/Dealer	Issuer	Aggregate Fund Holdings of Broker/Dealer or Parent (as of June 30, 2008)
Core Equity Fund	JPMorgan Chase Citigroup Global Markets	JPMorgan Chase & Co. Citigroup Inc.	$425,444 132,404

Under the 1940 Act, a Fund may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule

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sets forth requirements relating to, among other things, the terms of a security purchased by a Fund, the amount of securities that may be purchased in any one issue and the assets of a Fund that may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

Each Fund’s net asset value per share is determined separately for each class of the applicable Fund’s shares as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange (the “NYSE”) is open for business. The NYSE is not open for trading on New Year’s Day, Washington’s Birthday, Martin Luther King’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. A Fund’s net asset value may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. Net asset value per share of a class of a Fund is calculated by taking the value of the pro rata portion of the Fund’s total assets attributable to that class, including interest or dividends accrued but not yet collected, less all liabilities attributable to that class (including the class’s pro rata portion of the Fund’s liabilities) and dividing by the total number of shares of that class outstanding. The result, rounded to the nearest cent, is the net asset value per share of that class. In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available, including ETFs in which a Fund invests, are valued at market value. Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities primarily traded on the NASDAQ National Market are valued, except as indicated below, at the NASDAQ Official Closing Price. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the mean between the quoted bid and asked prices. Prices of certain ADRs held by the Funds that trade in only limited volume in the United States are valued based on the mean between the most recent bid and ask price of the underlying non-U.S.-traded stock, adjusted as appropriate for underlying-to-ADR conversion ratio and non-U.S. exchange rate, and from time to time may also be adjusted further to take into account material events that may take place after the close of the local non-U.S. market but before the close of the NYSE. Fixed-income securities are valued by a pricing service that values portfolio securities at the mean between the quoted bid and asked prices or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods that include consideration of the following: yields or prices of securities or bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from securities dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Trustees determines that the fair market value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of an issue of securities would appear to be the amount which the owner might

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reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

Regardless of the method employed to value a particular security, all valuations are subject to review by a Fund’s Board of Trustees or its delegate who may determine the appropriate value of a security whenever the value as calculated is significantly different from the previous day’s calculated value.

If a Fund holds securities that are primarily listed on non-U.S. exchanges, the net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

TAX MATTERS

Federal Income Tax Matters

The following discussion of federal income tax matters is based upon the advice of Chapman and Cutler LLP, counsel to the Trust.

This section summarizes some of the main U.S. federal income tax consequences of owning shares of a Fund. This section is current as of the date of this Statement of Additional Information. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. taxes. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Trust was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law. As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Fund Status. Each Fund intends to qualify as a “regulated investment company” under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions. Fund distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Fund’s distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, a Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The income from your Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Dividends Received Deduction. A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Funds, because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by a Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction.

If You Sell or Redeem Shares. If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally

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equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares.

Taxation of Capital Gains and Losses. If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for capital gains is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years. Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from your Fund and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. In addition, the Code treats certain capital gains as ordinary income in special situations.

Taxation of Certain Ordinary Income Dividends. Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the new capital gains tax rates.

Deductibility of Fund Expenses. Expenses incurred and deducted by your Fund will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual’s adjusted gross income.

Non-U.S. Tax Credit. If your Fund invests in any non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes your Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

Non-U.S. Investors. If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund will be characterized as dividends for federal income tax purposes (other than dividends which a Fund designates as capital gain dividends) and will be subject to U.S. income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from a Fund that are properly designated by a Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that a Fund makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of a Fund beginning prior to 2010, distributions from a Fund that are properly designated by a Fund as an interest-related dividend attributable to certain interest income received by a Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by a Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that a Fund makes certain elections and certain other conditions are met.

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ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES AND SHAREHOLDER PROGRAMS

As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund’s classes of shares. There are no conversion, preemptive or other subscription rights.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees for those classes that pay such fees.

The minimum initial investment is $3,000 per Fund share class ($1,000 for individual retirement accounts, $500 for educational individual retirement accounts, $50 if you establish a systematic investment plan, and $250 for accounts opened through fee-based programs). The Funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.

The expenses to be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class of shares, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) directors’ fees or expenses incurred as a result of issues relating to a specific class of shares, (vii) accounting expenses relating to a specific class of shares and (viii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

Class A Shares

Class A shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A shares are also subject to an annual service fee of 0.25%. See “Distribution and Service Plan.” Set forth below is an example of the method of computing the offering price of the Class A shares of each of the Funds. The example assumes a purchase on June 30, 2008 of Class A shares of a Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.

	Core Equity Fund	Mid-Cap Fund
Net Asset Value per share	$17.44	$18.59
Per Share Sales Charge—5.75% of public offering price (6.08% and 6.08% of net asset value per share)	1.06	1.13

Per Share Offering Price to the Public	$18.50	$19.72

Each Fund receives the entire net asset value of all Class A shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to financial intermediaries.

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Reduction or Elimination of Up-Front Sales Charge on Class A Shares

Rights of Accumulation

You may qualify for a reduced sales charge on a purchase of Class A shares of any Fund if the amount of your purchase, when added to the value that day of all of your shares of any Nuveen Mutual Fund, falls within the amounts stated in the Class A Sales Charges and Commissions table in “How You Can Buy and Sell Shares” in the Prospectus. You or your financial advisor must notify Nuveen or the Fund’s transfer agent of any cumulative discount whenever you plan to purchase Class A shares of a Fund that you wish to qualify for a reduced sales charge.

Letter of Intent

You may qualify for a reduced sales charge on a purchase of Class A shares of any Fund if you plan to purchase Class A shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in “How You Can Buy and Sell Shares” in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to a financial intermediary or to the Fund’s transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A shares that would qualify you for a reduced sales charge shown above. You may count shares of all Nuveen Mutual Funds that you already own and any Class B and Class C shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund or a Nuveen Defined Portfolio, or otherwise.

By establishing a Letter of Intent, you agree that your first purchase of Class A shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial advisor, Nuveen will redeem an appropriate number of your escrowed Class A shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

You or your financial advisor must notify Nuveen or the Funds’ transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

For purposes of determining whether you qualify for a reduced sales charge as described under Rights of Accumulation and Letter of Intent, you may include together with your own purchases those made by your spouse (or equivalent if recognized under local law) and your children under 21 years of age, whether these purchases are made through a taxable or non-taxable account. You may also include purchases made by a corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing. In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

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Reinvestment of Nuveen Defined Portfolio Distributions

You may purchase Class A shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases. Nuveen is no longer sponsoring new Defined Portfolios.

Also, investors will be able to buy Class A shares at net asset value by using the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the Defined Portfolio termination/maturity occurred not more than 90 days prior to reinvestment.

Elimination of Sales Charge on Class A Shares

Class A shares of a Fund may be purchased at net asset value without a sales charge, and may be purchased by the following categories of investors:

•	investors purchasing $1,000,000 or more (Nuveen may pay financial intermediaries on Class A sales of $1 million and above up to an additional 0.25% of the purchase amounts);

•	officers, trustees and former trustees of the Nuveen Funds;

•

bona fide, full-time and retired employees of Nuveen, and subsidiaries thereof, or their immediate family members (immediate family members are defined as their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling’s spouse, and a spouse’s siblings);

•	any person who, for at least the last 90 days, has been an officer, director or bona fide employee of any financial intermediary, or their immediate family members;

•

bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

•	investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

•	clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services;

•	employer-sponsored retirement plans except SEPs, SAR-SEPs, SIMPLE IRAs and KEOGH plans; and

•

with respect to purchases by employer-sponsored retirement plans with at least 25 employees and that either (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more; or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares. Nuveen will pay financial intermediaries a sales commission on these purchases equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount purchased over $5.0 million. Unless the financial intermediary elects to waive the commission, a contingent deferred sales charge of 1% will be assessed on redemptions within 12 months of purchase, unless waived.

Any Class A shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify Nuveen or your Fund’s transfer agent whenever you make a purchase of Class A shares of any Fund that you wish to be covered under these special sales charge waivers.

Class A shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

If you are eligible to purchase either Class A shares or Class I shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A shares are subject to an annual service fee to compensate financial intermediaries for providing you with

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ongoing account services. Class I shares are not subject to a distribution or service fee and, consequently, holders of Class I shares may not receive the same types or levels of services from financial intermediaries. In choosing between Class A shares and Class I shares, you should weigh the benefits of the services to be provided by financial intermediaries against the annual service fee imposed upon the Class A shares.

The reduced sales charge programs may be modified or discontinued by the Funds at any time.

For more information about the purchase of Class A shares or the reduced sales charge program, or to obtain the required application forms, call Nuveen Investor Services toll-free at (800) 257-8787.

Class C Shares

You may purchase Class C shares at a public offering price equal to the applicable net asset value per share without any up-front sales charge. Class C shares are subject to an annual distribution fee of 0.75% to compensate Nuveen for paying your financial advisor an ongoing sales commission. Class C shares are also subject to an annual service fee of 0.25% to compensate financial intermediaries for providing you with ongoing financial advice and other account services. Nuveen compensates financial intermediaries for sales of Class C shares at the time of the sale at a rate of 1% of the amount of Class C shares purchased, which represents an advance of the first year’s distribution fee of 0.75% plus an advance on the first year’s annual service fee of 0.25%. See “Distribution and Service Plans.”

Class C share purchase orders equaling or exceeding $1,000,000 will not be accepted. In addition, purchase orders for a single purchaser that, when added to the value that day of all of such purchaser’s shares of any class of any Nuveen Mutual Fund, cause the purchaser’s cumulative total of shares in Nuveen Mutual Funds to equal or exceed the aforementioned limit will not be accepted. Purchase orders for a single purchaser equal to or exceeding the foregoing limit should be placed only for Class A shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the financial intermediary, and the Fund receives written confirmation of such approval. Moreover, Class C shares do not convert.

Redemptions of Class C shares within 12 months of purchase may be subject to a CDSC of 1% of the lower of the purchase price or redemption proceeds. Because Class C shares do not convert to Class A shares and continue to pay an annual distribution fee indefinitely, Class C shares should normally not be purchased by an investor who expects to hold shares for significantly longer than eight years.

Reduction or Elimination of Contingent Deferred Sales Charge

Class A shares are normally redeemed at net asset value, without any CDSC. However, in the case of Class A shares purchased at net asset value on or after May 1, 2007 because the purchase amount exceeded $1 million, where the financial intermediary did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 12 months of purchase. Class C shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C shares that are redeemed within 12 months of purchase (except in cases where the shareholder’s financial advisor agreed to waive the right to receive an advance of the first year’s distribution and service fee).

In determining whether a CDSC is payable, each Fund will first redeem shares not subject to any charge and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund. The holding period is calculated on a monthly basis and begins on the date of purchase. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases of net asset value above the initial purchase price. Nuveen receives the amount of any CDSC shareholders pay.

The CDSC may be waived or reduced under the following circumstances: (i) in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (ii) in the event of the death of the shareholder (including a registered joint owner); (iii) for redemptions made pursuant to a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account’s net asset value depending on the frequency of the plan as

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designated by the shareholder; (iv) involuntary redemptions caused by operation of law; (v) redemptions in connection with a payment of account or plan fees; (vi) redemptions in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund’s shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; (vii) redemptions in connection with the exercise of a Fund’s right to redeem all shares in an account that does not maintain a certain minimum balance or that the Board of Trustees has determined may have material adverse consequences to the shareholders of a Fund; (viii) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A shares is reduced pursuant to Rule 22d-1 under the Act; (ix) redemptions of shares purchased under circumstances or by a category of investors for which Class A shares could be purchased at net asset value without a sales charge; (x) redemptions of Class A or Class C shares if the proceeds are transferred to an account managed by another Nuveen adviser and the adviser refunds the advanced service and distribution fees to Nuveen; and (xi) redemptions of Class C shares in cases where (a) you purchase shares after committing to hold the shares for less than one year and (b) your advisor consents up front to receiving the appropriate service and distribution fee on the Class C shares on an ongoing basis instead of having the first year’s fees advanced by Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 under the 1940 Act.

In addition, the CDSC will be waived in connection with the following redemptions of shares held by an employer-sponsored qualified defined contribution retirement plan: (i) partial or complete redemptions in connection with a distribution without penalty under Section 72(t) of the Code from a retirement plan: (a) upon attaining age 59 1/2, (b) as part of a series of substantially equal periodic payments, or (c) upon separation from service and attaining age 55; (ii) partial or complete redemptions in connection with a qualifying loan or hardship withdrawal; (iii) complete redemptions in connection with termination of employment, plan termination or transfer to another employer’s plan or IRA; and (iv) redemptions resulting from the return of an excess contribution. The CDSC will also be waived in connection with the following redemptions of shares held in an IRA account: (i) for redemptions made pursuant to an IRA systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(A)(iv) prior to age 59 1/2; and (ii) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder’s Nuveen IRA accounts).

Class I Share Purchase Eligibility

Class I shares are available for purchases of $1 million or more and for purchases using dividends and capital gains distributions on Class I shares. Class I shares also are available for the following categories of investors:

•

officers, trustees and former trustees of the Trust or any Nuveen-sponsored registered investment company and their immediate family members or trustees/directors of any fund sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members (immediate family members are defined as their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughter-in-law, siblings, a sibling’s spouse, and a spouse’s siblings);

•	bona fide, full-time and retired employees of Nuveen, and subsidiaries thereof, or their immediate family members;

•	any person who, for at least the last 90 days, has been an officer, director or bona fide employee of any financial intermediary, or their immediate family members;

(Any shares purchased by investors falling within any of the first three categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by a Fund.)

•

bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

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•	investors purchasing on a periodic fee or asset-based fee program which is sponsored by a registered broker-dealer or other financial institution that has entered into an agreement with Nuveen;

•

fee-paying clients of a registered investment advisor (“RIA”) who initially invests for clients an aggregate of at least $100,000 in Nuveen Funds through a fund “supermarket” or other mutual fund trading platform sponsored by a broker-dealer or trust company of which the RIA is not an affiliated or associated person and which has entered into an agreement with Nuveen;

•	employer-sponsored retirement plans except SEPs, SAR-SEPs, SIMPLE IRAs and KEOGH plans; and

•	other Nuveen Funds whose investment policies allow investments in other investment companies.

In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Nuveen Defined Portfolios in Class I shares, if, before September 6, 1994 (or before June 13, 1995 for Nuveen Intermediate Duration Municipal Bond Fund), such purchasers of Nuveen Defined Portfolios had elected to reinvest distributions in Nuveen Fund shares.

Shareholder Programs

Exchange Privilege

You may exchange shares of a Fund for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by either sending a written request to the applicable Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530 or by calling Nuveen Investor Services toll free at (800) 257-8787. You may also exchange from Class A shares to Class I shares of a Fund if, after you purchased Class A shares, you became eligible to purchase Class I shares. An exchange between Class A shares and Class I shares of a Fund is not considered a taxable event. This may be done in writing to the address stated above.

If you exchange shares between different Nuveen Mutual Funds and your shares are subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares. If you exchange from Class A shares to Class I shares of a Fund and your Class A shares are subject to a CDSC, the CDSC will be assessed at the time of the exchange.

The shares to be purchased must be offered in your state of residence. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange (except for exchanges between Class A shares and Class I shares of the same Fund) constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free at (800) 257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by a Fund at any time.

The exchange privilege is not intended to permit a Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Funds, the Funds reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. See “Frequent Trading Policy” below.

Reinstatement Privilege

If you redeemed Class A or Class C shares of a Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of

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the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

Suspension of Right of Redemption

Each Fund may suspend the right of redemption of Fund shares or delay payment more than seven days (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the SEC so that trading of the Fund’s investments or determination of its net asset value is not reasonably practicable, or (c) for any other periods that the SEC by order may permit for protection of Fund shareholders.

Redemption In-Kind

The Funds have reserved the right to redeem in-kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in-kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Funds at the beginning of the 90-day period.

Frequent Trading Policy

The Funds’ Frequent Trading Policy is as follows:

Nuveen Mutual Funds are intended as long-term investments and not as short-term trading vehicles. At the same time, the Funds recognize the need of investors to periodically make purchases and redemptions of Fund shares when rebalancing their portfolios and as their financial needs or circumstances change. Nuveen Mutual Funds have adopted the following Frequent Trading Policy that seeks to balance these needs against the potential for higher operating costs, portfolio management disruption and other inefficiencies that can be caused by excessive trading of Fund shares.

1. Definition of Round Trip. A Round Trip trade is the purchase and subsequent redemption of Fund shares, including by exchange. Each side of a Round Trip trade may be comprised of either a single transaction or a series of closely-spaced transactions.

2. Round Trip Trade Limitations. Nuveen Mutual Funds limit the frequency of Round Trip trades that may be placed in a Fund. Subject to certain exceptions noted below, the Funds limit an investor to four Round Trips per trailing 12-month period and may also restrict the trading privileges of an investor who makes a Round Trip within a 30-day period if the purchase and redemption are of substantially similar dollar amounts and represent at least 25% of the value of the investor’s account.

3. Enforcement. Trades placed in violation of the foregoing policies are subject to rejection or cancellation by Nuveen Mutual Funds. Nuveen Mutual Funds may also bar an investor (and/or the investor’s financial advisor) who has violated these policies from opening new accounts with the Funds and may restrict the investor’s existing account(s) to redemptions only. Nuveen Mutual Funds reserve the right, in their sole discretion, to (a) interpret the terms and application of these policies, (b) waive unintentional or minor violations (including transactions below certain dollar thresholds) if Nuveen Mutual Funds determine that doing so does not harm the interests of Fund shareholders, and (c) exclude certain classes of redemptions from the application of the trading restrictions set forth above.

Nuveen Mutual Funds reserve the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if they determine, in their sole discretion, that a proposed transaction or series of transactions involve market timing or excessive trading that is likely to be detrimental to the Funds. The Funds may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

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The ability of Nuveen Mutual Funds to implement the Frequent Trading Policy for omnibus accounts at certain financial intermediaries may be dependent on receiving from those intermediaries sufficient shareholder information to permit monitoring of trade activity and enforcement of the Funds’ Frequent Trading Policy. In addition, the Funds may rely on a financial intermediary’s policy to restrict market timing and excessive trading if the Funds believe that the policy is reasonably designed to prevent market timing that is detrimental to the Funds. Such policy may be more or less restrictive than the Funds’ Policy. The Funds cannot ensure that these financial intermediaries will in all cases apply the Funds’ policy or their own policies, as the case may be, to accounts under their control.

Exclusions from the Frequent Trading Policy

As stated above, certain redemptions are eligible for exclusion from the Frequent Trading Policy, including: (i) redemptions or exchanges by shareholders investing through the fee-based platforms of certain financial intermediaries (where the intermediary charges an asset-based or comprehensive “wrap” fee for its services) that are effected by the financial intermediaries in connection with systematic portfolio rebalancing; (ii) when there is a verified trade error correction, which occurs when a dealer firm sends a trade to correct an earlier trade made in error and then the firm sends an explanation to the Nuveen Mutual Funds confirming that the trade is actually an error correction; (iii) in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (iv) in the event of the death of the shareholder (including a registered joint owner); (v) redemptions made pursuant to a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account’s net asset value depending on the frequency of the plan as designated by the shareholder; (vi) redemptions of shares that were purchased through a systematic investment program; (vii) involuntary redemptions caused by operation of law; (viii) redemptions in connection with a payment of account or plan fees; (ix) redemptions or exchanges by any “fund of funds” advised by NAM; and (x) redemptions in connection with the exercise of a Fund’s right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of a Fund.

In addition, the following redemptions of shares by an employer-sponsored qualified defined contribution retirement plan are excluded from the Frequent Trading Policy: (i) partial or complete redemptions in connection with a distribution without penalty under Section 72(t) of the Code from a retirement plan: (a) upon attaining age 59 1/2; (b) as part of a series of substantially equal periodic payments, or (c) upon separation from service and attaining age 55; (ii) partial or complete redemptions in connection with a qualifying loan or hardship withdrawal; (iii) complete redemptions in connection with termination of employment, plan termination, transfer to another employer’s plan or IRA or changes in a plan’s recordkeeper; and (iv) redemptions resulting from the return of an excess contribution. Also, the following redemptions of shares held in an IRA account are excluded from the application of the Frequent Trading Policy: (i) redemptions made pursuant to an IRA systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(A)(iv) prior to age 59 1/2; and (ii) redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account.

General Matters

Each Fund may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in equity securities, equity and debt securities, or equity and municipal securities.

To help advisors and investors better understand and more efficiently use the Funds to reach their investment goals, each Fund may advertise and create specific investment programs and systems. For example, this may include information on how to use a Fund to accumulate assets for future education needs or periodic payments such as insurance premiums. A Fund may produce software, electronic information sites, or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

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Each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds’ behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds’ net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the NYSE will receive that day’s share price; orders accepted after the close of trading will receive the next business day’s share price.

In addition, you may exchange Class I shares of any Fund for Class A shares of the same Fund without a sales charge if the current net asset value of those Class I shares is at least $3,000 or you already own Class A shares of that Fund.

For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see “How to Buy Shares” and “Special Services” in the applicable Fund’s Prospectus.

If you choose to invest in a Fund, an account will be opened and maintained for you by Boston Financial Data Services (“BFDS”), the Funds’ shareholder services agent. Shares will be registered in the name of the investor or the investor’s financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good standing form from the financial advisor acting on the investor’s behalf. Each Fund reserves the right to reject any purchase order and to waive or increase minimum investment requirements.

The Funds do not issue share certificates.

Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a “best efforts” arrangement as provided by a distribution agreement with the Trust (the “Distribution Agreement”). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds’ shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as “Dealers”), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds’ shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of a Fund’s shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under “Distribution and Service Plans.” Nuveen receives any CDSCs imposed on redemptions of Fund shares, but any amounts as to which a reinstatement privilege is not exercised are set off against and reduce amounts otherwise payable to Nuveen pursuant to the Distribution Agreement.

The following table sets forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares, the amount thereof retained by Nuveen and the compensation on redemptions and repurchases received by Nuveen for each of the Funds for the specified period. All figures are to the nearest thousand.

	Amount of Underwriting Commissions	Amount Retained By Nuveen	Amount of Compensation on Redemptions and Repurchases
	12/03/07-6/30/08	12/03/07-6/30/08	12/03/07- 6/30/08
Core Equity Fund	$—	$—	$—
Mid-Cap Fund	—	—	—

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Other Compensation to Certain Dealers

NAM, at its own expense, currently provides additional compensation to investment Dealers who distribute shares of the Nuveen Mutual Funds. The level of payments made to a particular Dealer in any given year will vary and will comprise an amount equal to (a) up to 0.25% of fund sales by that Dealer; and/or (b) up to 0.12% of assets attributable to that Dealer. A number of factors will be considered in determining the level of payments as enumerated in the Prospectus. NAM makes these payments to help defray marketing and distribution costs incurred by particular Dealers in connection with the sale of Nuveen Mutual Funds, including costs associated with educating a firm’s financial advisors about the features and benefits of Nuveen Mutual Funds. NAM will, on an annual basis, determine the advisability of continuing these payments. Additionally, NAM may also directly sponsor various meetings that facilitate educating financial advisors and shareholders about the Nuveen Mutual Funds.

In 2008, NAM expects that it will pay additional compensation to the following Dealers:

A.G. Edwards (a division of Wachovia Securities, LLC)

Ameriprise Financial

Banc of America Investment Services, Inc.

Merrill Lynch, Pierce, Fenner & Smith, Inc.

Morgan Stanley DW Inc.

Raymond James Financial

Smith Barney

UBS Financial Services Inc.

Wachovia Securities LLC

DISCLOSURE OF PORTFOLIO HOLDINGS

The Nuveen Mutual Funds have adopted a portfolio holdings disclosure policy which governs the dissemination of the Funds’ portfolio holdings. In accordance with this policy, the Funds may provide portfolio holdings information to third parties no earlier than the time a report is filed with the SEC that is required to contain such information or one day after the information is posted on the Fund’s publicly accessible website, www.nuveen.com. Currently, the Funds generally make available complete portfolio holdings information on the Funds’ website following the end of each month with an approximately one-month lag. Additionally, the Funds publish on the website a list of its top ten holdings as of the end of each month, approximately 2-5 business days after the end of the month for which the information is current. This information will remain available on the website at least until the Funds file with the SEC their Forms N-CSR or Forms N-Q for the period that includes the date as of which the website information is current.

Additionally, the Funds may disclose portfolio holdings information that has not been included in a filing with the SEC or posted on the Funds’ website (i.e., non-public portfolio holdings information) only if there is a legitimate business purpose for doing so and if the recipient is required, either by explicit agreement or by virtue of the recipient’s duties to the Funds as an agent or service provider, to maintain the confidentiality of the information and to not use the information in an improper manner (e.g., personal trading). In this connection, the Funds may disclose on an ongoing basis non-public portfolio holdings information in the normal course of their investment and administrative operations to various service providers, including their investment adviser and/or subadviser(s), independent registered public accounting firm, custodian, financial printer (R.R. Donnelley Financial and Financial Graphic Services), proxy voting service(s) (including Institutional Shareholder Services, ADP Investor Communication Services, and Glass, Lewis & Co.), and to the legal counsel for the Fund’s independent trustees (Chapman and Cutler LLP). Also, the Funds’ investment adviser may transmit to Vestek Systems, Inc. daily non-public portfolio holdings information on a next-day basis to enable the investment adviser to perform portfolio attribution analysis using Vestek’s systems and software programs. Vestek is also provided with non-public portfolio holdings information on a monthly basis approximately 2-3 business days after the end of each month so that Vestek may calculate and provide certain statistical information (but not the non-public holdings information itself) to its clients (including retirement plan sponsors or their consultants). The Funds’ investment adviser and/or sub-adviser may also provide certain portfolio holdings information to broker-dealers from time to time in connection with the purchase or sale of

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securities or requests for price quotations or bids on one or more securities. In providing this information, reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken in an effort to avoid potential misuse of the disclosed information.

Non-public portfolio holdings information may be provided to other persons if approved by the Funds’ Chief Administrative Officer or Secretary upon a determination that there is a legitimate business purpose for doing so, the disclosure is consistent with the interests of the Funds, and the recipient is obligated to maintain the confidentiality of the information and not misuse it.

Compliance officers of the Funds and their investment adviser and sub-adviser periodically monitor overall compliance with the policy to ascertain whether portfolio holdings information is disclosed in a manner that is consistent with the Fund’s policy. Reports are made to the Funds’ Board of Trustees on an annual basis.

There is no assurance that the Funds’ policies on portfolio holdings information will protect the Funds from the potential misuse of portfolio holdings information by individuals or firms in possession of such information.

DISTRIBUTION AND SERVICE PLANS

The Funds have adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which provides that Class C shares are subject to an annual distribution fee, and that Class A shares and Class C shares are subject to an annual service fee. Class I shares are not be subject to either distribution or service fees.

The distribution fee applicable to Class C shares under each Fund’s Plan will be payable to compensate Nuveen for services and expenses incurred in connection with the distribution of Class C shares, respectively. These expenses include payments to financial intermediaries, including Nuveen, who are brokers of record with respect to the Class C shares, as well as, without limitation, expenses of printing and distributing Prospectuses to persons other than shareholders of the Funds, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class C shares, certain other expenses associated with the distribution of Class C shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

The service fee applicable to Class A shares and Class C shares under each Fund’s Plan will be payable to financial intermediaries in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

Each Fund may spend up to 0.25 of 1% per year of the average daily net assets of Class A shares as a service fee under the Plan as applicable to Class A shares. Each Fund may spend up to 0.75 of 1% per year of the average daily net assets of the Class C shares as a distribution fee which constitutes an asset-based sales charge whose purpose is the same as an up-front sales charge and up to 0.25 of 1% per year of the average daily net assets of the Class C shares as a service fee under the Plan as applicable to such classes.

During the fiscal period ended June 30, 2008, the Funds incurred 12b-1 fees pursuant to their respective 12b-1 Plans in the amounts set forth in the table below. For this period, substantially all of the 12b-1 service fees on Class A shares were paid out as compensation to financial intermediaries for providing services to shareholders relating to their investments. To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees on Class C shares during the first year following a purchase are retained by Nuveen. After the first year following a purchase, 12b-1 service and distribution fees on Class C shares are paid to financial intermediaries.

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12b-1 Fees Incurred by each Fund for the fiscal period ended June 30, 2008
Core Equity Fund*
Class A	$336
Class B	959
Class C	1,340

Total	2,635

Mid-Cap Fund*
Class A	$1,021
Class B	2,882
Class C	4,077

Total	7,980

*	For the period December 3, 2007 (commencement of operations) through June 30, 2008.

Under each Fund’s Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not “interested persons” (“independent trustees”) and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the independent trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the independent trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the independent trustees of the Trust will be committed to the discretion of the independent trustees then in office.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, CUSTODIAN AND TRANSFER AGENT

PricewaterhouseCoopers LLP (“PWC”), One North Wacker Drive, Chicago, Illinois 60606, independent registered public accounting firm, has been selected as auditors for the Trust. In addition to audit services, PWC will provide assistance on accounting, internal control, tax and related matters.

The custodian of the assets of the Funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian performs custodial, fund accounting and portfolio accounting services.

The Funds’ transfer, shareholder services, and dividend paying agent is Boston Financial Data Services, P.O. Box 8530, Boston, Massachusetts 02266-8530.

FINANCIAL STATEMENTS

The audited financial statements for each Fund appear in each Fund’s Annual Report, dated June 30, 2008. Each Fund’s Annual Report is incorporated herein by reference and is available without charge by calling (800) 257-8787.

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GENERAL TRUST INFORMATION

Each Fund is a series of the Trust. The Trust is an open-end management investment company under the 1940 Act. The Trust was organized as a Massachusetts business trust on May 6, 1996. The Board of Trustees of the Trust is authorized to issue an unlimited number of shares in one or more series, which may be divided into classes of shares. Currently, there are 13 series authorized and outstanding, each of which may be generally divided into different classes of shares designated as Class A shares, Class C shares and Class I shares. Each class of shares represents an interest in the same portfolio of investments of a Fund. Each class of shares has equal rights as to voting, redemption, dividends and liquidation, except that each bears different class expenses, including different distribution and service fees, and each has exclusive voting rights with respect to any distribution or service plan applicable to its shares. There are no conversion, preemptive or other subscription rights. The Board of Trustees of the Trust has the right to establish additional series and classes of shares in the future, to change those series or classes and to determine the preferences, voting powers, rights and privileges thereof.

The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of a Fund have the right to call a special meeting to remove Trustees or for any other purpose.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust’s Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or a Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

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MAI-ENHCM-1008D

PART C—OTHER INFORMATION

Item 23: Exhibits:

(a)(1).	Declaration of Trust of Registrant.(1)

(a)(2).	Amended Establishment and Designation of Classes, dated April 23, 2008.(12)

(a)(3)	Amended Designation of Series for Nuveen Investment Trust, dated October 14, 2008.(14)

(b).	Amended and Restated By-Laws of Registrant.(7)

(c).	Specimen Certificate of Shares of the Funds.(2)

(d)(1).	Management Agreement between Registrant and Nuveen Asset Management, dated November 13, 2007.(12)

(d)(2)	Sub-Advisory Agreement between Nuveen Asset Management and Institutional Capital LLC, dated November 13, 2007.(12)

(d)(3)	Sub-Advisory Agreement between Nuveen Asset Management and NWQ Investment Management Company, LLC, dated November 13, 2007.(12)

(d)(4).	Sub-Advisory Agreement between Nuveen Asset Management and NWQ Investment Management Company, LLC dated November 13, 2007.(12)

(d)(5).	Sub-Advisory Agreement between Nuveen Asset Management and Tradewinds Global Investors, LLC, dated November 13, 2007.(12)

(d)(6).	Sub-Advisory Agreement between Nuveen Asset Management and Nuveen HydePark Group, LLC, dated November 14, 2007.(12)

(d)(7).	Sub-Advisory Agreement between Nuveen Asset Management and Symphony Asset Management, dated November 14, 2007.(12)

(d)(8).	Sub-Advisory Agreement between Nuveen Asset Management and Nuveen HydePark Group, LLC dated November 30, 2007.(12)

(d)(9).	Sub-Advisory Agreement between Nuveen Asset Management and NWQ Investment Management Company, LLC dated November 30, 2007.(12)

(d)(10).	Sub-Advisory Agreement between Nuveen Asset Management and Tradewinds Global Investors, LLC, dated November 30, 2007.(12)

(d)(11).	Sub-Advisory Agreement between Nuveen Asset Management and Richards & Tierney, Inc., dated July 7, 2008.(12)

(d)(12).	Form of Amended Schedules A and B of Renewal of Investment Management Agreement between Registrant and Nuveen Asset Management, dated August 1, 2008.(12)

(e)(1).	Distribution Agreement between Registrant and John Nuveen & Co. Incorporated dated August 1, 1998.(5)

(e)(2).	Dealer Management Agreement dated October 22, 1996.(3)

(e)(3).	Dealer Distribution, Shareholder Servicing and Fee-Based Program Agreement.(9)

(e)(4).	Form of Nuveen Funds Rule 22c-2 Agreement.(10)

(e)(5)	Renewal of Distribution Agreement between Registrant and Nuveen Investments, LLC dated August 1, 2008.(14)

(f).	Not applicable.

(g)(1).	Amended and Restated Master Custodian Agreement between certain Nuveen Funds and State Street Bank and Trust Company.(8)

(g)(2).	Appendix A to Custodian Agreement dated as of July 1, 2008.(13)

(h).	Transfer Agency and Service Agreement between certain Nuveen Open-End Investment Companies and State Street Bank and Trust Company.(7)

(i)	Not applicable.

(j).	Consent of Independent Registered Public Accounting Firm.(14)

(k).	Not applicable.

(l).	Subscription Agreement with Nuveen Institutional Advisory Corp.(4)

(m).	Plan of Distribution and Service Pursuant to Rule 12b-1.(12)

(n).	Multi-Class Plan.(12)

(p)(1).	Code of Ethics of Institutional Capital Corporation.(6)

(p)(2).	Code of Ethics and Reporting Requirements of Certain Subsidiaries of Nuveen Investments, Inc.(11)

(z)	Powers of Attorney for Messrs. Amboian, Bremner, Evans, Hunter, Kundert, Schneider and Toth and Mss. Stockdale and Stone.(12)

(1)	Incorporated by reference to the initial registration statement filed on Form N-1A for Registrant.

(2)	Incorporated by reference to the pre-effective amendment no. 2 filed on Form N-1A for Registrant.

(3)	Incorporated by reference to the post-effective amendment no. 1 filed on Form N-1A for Registrant.

(4)	Incorporated by reference to the post-effective amendment no. 4 filed on Form N-1A for Registrant.

(5)	Incorporated by reference to the post-effective amendment no. 13 filed on Form N-1A for Registrant.

(6)	Incorporated by reference to the post-effective amendment no. 20 filed on Form N-1A for Registrant.

(7)	Incorporated by reference to the post-effective amendment no. 25 filed on Form N-1A for Registrant.

(8)	Incorporated by reference to the post-effective amendment no. 32 filed on Form N-1A for Registrant.

(9)	Incorporated by reference to the post-effective amendment no. 35 filed on Form N-1A for Registrant.

(10)	Incorporated by reference to the post-effective amendment no. 39 filed on Form N-1A for Registrant.

(11)	Incorporated by reference to the post-effective amendment no. 51 filed on Form N-1A for Registrant.

(12)	Incorporated by reference to the post-effective amendment no. 53 filed on Form N-1A for Registrant.

(13)	Incorporated by reference to the post-effective amendment no. 54 filed on Form N-1A for Registrant.

(14)	Filed herewith.

Item 24: Persons Controlled by or under Common Control with Fund.

Not applicable.

Item 25: Indemnification.

Section 4 of Article XII of Registrant’s Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

(i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

(a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a “Disinterested Trustee” is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by Investment Trust Errors and Omission policies in the aggregate amount of $50,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26: Business and Other Connections of Investment Adviser.

(a) Nuveen Asset Management (“NAM”) manages the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies and to separately managed accounts. The principal business address for all of these investment companies and the persons named below is 333 West Wacker Drive, Chicago, Illinois 60606.

A description of any other business, profession, vocation or employment of a substantial nature in which the directors and officers of NAM who serve as officers or Trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management” in the Statement of Additional Information. Such information for the remaining senior officers of NAM appears below:

Name and Position with NAM	Other Business, Profession, Vocation or Employment During Past Two Years
John P. Amboian, Chief Executive Officer and Director

Chairman (since May 2008), Chief Executive Officer and Director of Nuveen Investments, Inc., Chief Executive Officer of Nuveen Investments, LLC, Rittenhouse Asset Management, Inc., Nuveen Investments Advisers Inc., Nuveen Investments Holdings, Inc., NWQ Holdings, LLC and Nuveen Investments Institutional Services Group LLC.

Stuart J. Cohen, Managing Director, Assistant Secretary and Assistant General Counsel

Managing Director, Assistant Secretary and Assistant General Counsel of Nuveen Investments, LLC; Vice President and Assistant Secretary of Nuveen Investments Holdings, Inc., Nuveen Investments Institutional Services Group LLC and Rittenhouse Asset Management, Inc.; Vice President of Nuveen Investments Advisers Inc.; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC, Nuveen HydePark Group, LLC, Nuveen Investment Solutions, Inc., Tradewinds Global Investors, LLC, NWQ Holdings, LLC, Santa Barbara Asset Management, LLC and Symphony Asset Management LLC.

Sherri A. Hlavacek, Vice President, Treasurer and Corporate Controller

Vice President, Treasurer (since May 2008) and Corporate Controller of Nuveen Investments, Inc., Nuveen Investments, LLC, Nuveen Investments Holdings, Inc., Nuveen Investments Advisers Inc. and Rittenhouse Asset Management, Inc.; Vice President of NWQ Holdings, LLC, Nuveen Investment Advisers, Inc. and Nuveen Investments Advisers Inc.; Certified Public Accountant.

Mary E. Keefe, Managing Director and Chief Compliance Officer

Managing Director (since 2004) and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Investments, LLC, Nuveen Investments Advisers Inc., Nuveen Investments Institutional Services Group LLC and Rittenhouse Asset Management, Inc.; Chief Compliance Officer of Symphony Asset Management, LLC, NWQ Investment Management Company, LLC and Nuveen HydePark Group LLC.

Name and Position with NAM	Other Business, Profession, Vocation or Employment During Past Two Years

John L. MacCarthy, Executive Vice President, Secretary and Director

Executive Vice President (since 2008), formerly, Senior Vice President (2006-2008), Secretary and General Counsel (since 2006) of Nuveen Investments, Inc., Nuveen Investments, LLC, Rittenhouse Asset Management, Inc., and Nuveen Investments Holdings, Inc.; Executive Vice President (since 2008), formerly, Senior Vice President (2006-2008) and Secretary (since 2006) of Nuveen Investments Advisers Inc., NWQ Holdings, LLC, and Nuveen Investments Institutional Services Group LLC, NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Symphony Asset Management, LLC, Santa Barbara Asset Management, LLC, Nuveen HydePark Group, LLC and Nuveen Investment Solutions, Inc.; formerly, Partner at law firm of Winston & Strawn LLP.

Glenn R. Richter, Executive Vice President and Director

Chief Operating Officer (since May 2008) and Executive Vice President, formerly, Chief Administrative Officer and EVP of Nuveen Investments, Inc. (2006-2008); Executive Vice President of Nuveen Investments, LLC, Nuveen Investments Holdings, Inc., NWQ Holdings, LLC; Note: Add NIA, ISG formerly, Executive Vice President and Chief Financial Officer of RR Donnelley and Sons (2004-2005).

(b) Institutional Capital LLC (“Institutional Capital”) acts as investment sub-adviser to the ICAP Funds, Inc. and as one of the sub-investment advisers to the Registrant for the Nuveen Multi-Manager Large-Cap Value Fund. In addition, Institutional Capital serves as investment adviser to separately managed accounts.

A description of any other business, profession, vocation, or employment of a substantial nature in which the directors or officers have or have been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee appears below. The principal business address for each person is 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606.

Name	Positions and Offices with ICAP	Other Business, Profession, Vocation or Employment During Past Two Years

Jerrold K. Senser, CFA	Chief Executive Officer and Chief Investment Officer

Thomas R. Wenzel, CFA	Executive Vice President and Director of Research

Paula L. Rogers	Executive Vice President

(c) NWQ Investment Management Company, LLC (“NWQ”) acts as a sub-investment adviser to the Registrant for the Nuveen NWQ Multi-Cap Value Fund, Nuveen NWQ Small-Cap Value Fund, Nuveen NWQ Large-Cap Value Fund and the Nuveen NWQ Small/Mid-Cap Value Fund. In addition, NWQ serves as investment adviser to separately managed accounts. The following is a listing of the executive officers of NWQ. The principal business address of each person is 2049 Century Park East, 16th Floor, Los Angeles, California 90067.

Name	Positions and Offices with NWQ	Other Business, Profession, Vocation or Employment During Past Two Years
Jon D. Bosse, CFA	Chief Investment Officer, Co-President, Managing Director, Portfolio Manager

John E. Conlin	Co-President, Executive Committee Member, Chief Operating Officer	Co-Founder, (2004-2006) of Education Partners; Board Member (since 2003) of Montgomery & Company; Board Member (since 2005), Pope Resources M.L.P.; Board Member (since 2005), Acme Communications Corporation.

Edward C. Friedel, CFA	Managing Director, Executive Committee Member, Portfolio Manager

(d) Tradewinds Global Investors, LLC (“Tradewinds”) acts as sub-investment adviser to the Registrant for the Nuveen Tradewinds Value Opportunities Fund and also serves as sub-investment adviser to other open-end funds and certain closed-end funds. In addition, Tradewinds serves as investment adviser to separately managed accounts. The following is a listing of the executive officers of Tradewinds. The principal address of each person is 2049 Century Park East, 20th Floor, Los Angeles, California 90067.

Name	Positions and Offices with Tradewinds	Other Business, Profession, Vocation or Employment During Past Two Years
Michael C. Mendez	President	Chief Executive Officer (since 2001) and Executive Committee Member (since 2002), formerly, President (1999-2006) of NWQ Investment Management Company, LLC.

David B. Iben, CFA	Chief Investment Officer, Managing Director, Executive Committee Member, Portfolio Manager	Managing Director and Portfolio Manager (2000-2006) of NWQ Investment Management Company, LLC.

Paul J. Hechmer	Managing Director, Executive Committee Member, Portfolio Manager	Managing Director, and Portfolio Manager (2005-2006) Vice President, and Portfolio Manager and Equity Analyst of NWQ Investment Management Company, LLC.

(e) Nuveen HydePark Group, LLC (“HydePark”) acts as one of the sub-investment advisers to the Registrant for Nuveen Multi-Manager Large-Cap Value Fund and as sub-investment adviser to the Registrant for the Nuveen Enhanced Core Equity Fund, Nuveen Enhanced Mid-Cap Fund, Nuveen U.S. Equity Completeness Fund and Nuveen Enhanced Core Equity Plus Fund. HydePark also provides specialized risk control and portfolio advisory services to institutional investors. The following is a list of each director and officer of HydePark. The principal business address of each person is 111 West Jackson Boulevard, Suite 1411, Chicago, Illinois 60604.

Name	Positions and Offices with HydePark	Other Business, Profession, Vocation or Employment During Past Two Years
David E. Tierney	Senior Managing Director and Chief Investment Officer	Senior Managing Director and Chief Investment Officer of Nuveen Investment Solutions, Inc.

Thomas M. Richards	Senior Managing Director	Senior Managing Director of Nuveen Investment Solutions, Inc.

Name	Positions and Offices with HydePark	Other Business, Profession, Vocation or Employment During Past Two Years
M. Ann Posey	Managing Director	Managing Director and Assistant Secretary of Nuveen Investment Solutions, Inc.

Charles McPike	Managing Director	Managing Director and Assistant Secretary of Nuveen Investment Solutions, Inc.

John Simmons	Managing Director	Managing Director and Assistant Secretary of Nuveen Investment Solutions, Inc.

John Gambla	Managing Director	Managing Director of Nuveen Asset Management and Nuveen Investment Solutions, Inc.

Rob Guttschow	Managing Director	Managing Director of Nuveen Asset Management and Nuveen Investment Solutions, Inc.

Michael N. Lindh	Vice President and Assistant Secretary	Vice President and Assistant Secretary of Nuveen Investment Solutions, Inc.

Mary E. Keefe	Vice President and Chief Compliance Officer	Managing Director and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Asset Management, Nuveen Investments, LLC, Nuveen Investments Advisers Inc., Symphony Asset Management LLC, Rittenhouse Asset Management, Inc. and Santa Barbara Asset Management LLC; Managing Director and Assistant Secretary Nuveen Investments Institutional Services Group LLC; Vice President and Chief Compliance Officer of Nuveen Investment Solutions, Inc.

John L. MacCarthy	Vice President and Secretary	Executive Vice President (since 2008), formerly, Senior Vice President (2006-2008) and Secretary (since 2006) of Nuveen Investments, Inc., Nuveen Investments, LLC, Nuveen Asset Management, Rittenhouse Asset Management, Inc., Nuveen Investments Holdings, Inc., Nuveen Investments Advisers Inc., NWQ Holdings, LLC and Nuveen Investments Institutional Services Group LLC; Vice President and Secretary (since 2006) of NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Symphony Asset Management LLC, Santa Barbara Asset Management, LLC and Nuveen Investment Solutions, Inc.

Name	Positions and Offices with HydePark	Other Business, Profession, Vocation or Employment During Past Two Years
Larry W. Martin	Vice President and Assistant Secretary	Vice President and Assistant Secretary of Nuveen Investments, LLC, Nuveen Investments, Inc., Rittenhouse Asset Management, Inc., NWQ Holdings, LLC, Nuveen Investments Institutional Services Group LLC, Nuveen Asset Management, Nuveen Investments Advisers Inc., NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, NWQ Holdings, LLC, Symphony Asset Management LLC, Santa Barbara Asset Management, LLC and Nuveen Investment Solutions, Inc.; Vice President and Assistant Secretary of funds in Nuveen fund complex.

Kevin J. McCarthy	Vice President and Assistant Secretary	Managing Director and Assistant Secretary of Nuveen Investments, LLC, Nuveen Asset Management, Nuveen Investment Advisers Inc., Nuveen Investment Institutional Services Group LLC, Rittenhouse Asset Management, Inc.; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, NWQ Holdings, LLC, Symphony Asset Management LLC, Santa Barbara Asset Management, LLC and Nuveen Investment Solutions, Inc.; Vice President and Secretary of funds in Nuveen fund complex.

Gifford R. Zimmerman	Vice President and Assistant Secretary	Managing Director and Assistant Secretary of Nuveen Investments, Inc.; Managing Director, Assistant Secretary and Associate General Counsel of Nuveen Investments, LLC, Nuveen Asset Management and Rittenhouse Asset Management, Inc; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Santa Barbara Asset Management, LLC, NWQ Holdings, LLC, Nuveen Investments Advisers Inc. and Nuveen Investment Solutions, Inc.; Chief Administrative Officer of funds in Nuveen fund complex.

(f) Symphony Asset Management (“Symphony”) acts as one of the sub-investment advisers to the Registrant for the Nuveen Multi-Manager Large-Cap Value Fund. Symphony also serves as sub-investment adviser to certain other open-end and closed-end funds and as investment adviser to separately managed accounts. The following is a list of each director and officer of Symphony. The principal business address of each person is 555 California Street, Suite 2975, San Francisco, CA 94104.

Name	Positions and Offices with Symphony	Other Business, Profession, Vocation or Employment During Past Two Years
Jeffrey L. Skelton	President and Chief Executive Officer	None

Neil L. Rudolph	Chief Operating Officer and Chief Financial Officer	None

Praveen K. Gottipalli	Vice President and Director of Investments	None

Michael J. Henman	Vice President and Director of Business Development	None

Gunther M. Stein	Vice President and Director of Fixed Income Strategies	None

David T. Wang	Portfolio Manager	None

(g) Nuveen Investment Solutions, Inc. (“NIS”) (formerly, Richards & Tierney, Inc.) acts as sub-investment adviser to the Registrant for the Nuveen Conservative Allocation Fund, Nuveen Moderate Allocation Fund and Nuveen Growth Allocation Fund. The following is a list of each director and officer of NIS. The principal business address of each person is 111 West Jackson Boulevard, Suite 1411, Chicago, Illinois 60604.

Name	Positions and Offices with NIS	Other Business, Profession, Vocation or Employment During Past Two Years
David E. Tierney	Senior Managing Director and Chief Investment Officer	Senior Managing Director and Chief Investment Officer of HydePark.

Thomas M. Richards	Senior Managing Director	Senior Managing Director of HydePark.

M. Ann Posey	Managing Director	Managing Director and Assistant Secretary of HydePark.

Charles McPike	Managing Director	Managing Director and Assistant Secretary of HydePark.

John Simmons	Managing Director	Managing Director and Assistant Secretary of HydePark.

John Gambla	Managing Director	Managing Director of Nuveen Asset Management and HydePark.

Rob Guttschow	Managing Director	Managing Director of Nuveen Asset Management and HydePark.

Michael N. Lindh	Vice President and Assistant Secretary	Vice President and Assistant Secretary of HydePark

Mary E. Keefe	Vice President and Chief Compliance Officer	Managing Director and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Asset Management, Nuveen Investments, LLC, Nuveen Investments Advisers Inc., Symphony Asset Management LLC, Rittenhouse Asset Management, Inc. and Santa Barbara Asset Management LLC; Managing Director and Assistant Secretary Nuveen Investments Institutional Services Group LLC; Vice President and Chief Compliance Officer of HydePark.

Name	Positions and Offices with NIS	Other Business, Profession, Vocation or Employment During Past Two Years
John L. MacCarthy	Vice President and Secretary	Executive Vice President (since 2008), formerly, Senior Vice President (2006-2008) and Secretary (since 2006) of Nuveen Investments, Inc., Nuveen Investments, LLC, Nuveen Asset Management, Rittenhouse Asset Management, Inc., Nuveen Investments Holdings, Inc., Nuveen Investments Advisers Inc., NWQ Holdings, LLC and Nuveen Investments Institutional Services Group LLC; Vice President and Secretary (since 2006) of NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Symphony Asset Management LLC, Santa Barbara Asset Management, LLC and Nuveen HydePark Group, LLC.

Larry W. Martin	Vice President and Assistant Secretary	Vice President and Assistant Secretary of Nuveen Investments, LLC, Nuveen Investments, Inc., Rittenhouse Asset Management, Inc., NWQ Holdings, LLC, Nuveen Investments Institutional Services Group LLC, Nuveen Asset Management, Nuveen Investments Advisers Inc., NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, NWQ Holdings, LLC, Symphony Asset Management LLC, Santa Barbara Asset Management, LLC and Nuveen HydePark Group, LLC; Vice President and Assistant Secretary of funds in Nuveen fund complex.

Kevin J. McCarthy	Vice President and Assistant Secretary	Managing Director and Assistant Secretary of Nuveen Investments, LLC, Nuveen Asset Management, Nuveen Investment Advisers Inc., Nuveen Investment Institutional Services Group LLC, Rittenhouse Asset Management, Inc.; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, NWQ Holdings, LLC, Symphony Asset Management LLC, Santa Barbara Asset Management, LLC and Nuveen HydePark Group; Vice President and Secretary of funds in Nuveen fund complex.

Gifford R. Zimmerman	Vice President and Assistant Secretary	Managing Director and Assistant Secretary of Nuveen Investments, Inc.; Managing Director, Assistant Secretary and Associate General Counsel of Nuveen Investments, LLC, Nuveen Asset Management and Rittenhouse Asset Management, Inc; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Santa Barbara Asset Management, LLC, NWQ Holdings, LLC, Nuveen Investments Advisers Inc. and Nuveen HydePark Group, LLC; Chief Administrative Officer of funds in Nuveen fund complex.

Item 27: Principal Underwriters.

(a) Nuveen Investments, LLC (“Nuveen”) acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Managed Accounts Portfolios Trust, Nuveen Investment Trust, Nuveen Investment Trust II, Nuveen Investment Trust III and Nuveen Investment Trust V. Nuveen is also serving as the principal underwriter to Nuveen Municipal High Income Opportunity Fund 2, a closed-end management type investment company.

(b)

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
John P. Amboian 333 West Wacker Drive Chicago, IL 60606	Chief Executive Officer	Trustee

William Adams IV 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Alan G. Berkshire 333 West Wacker Drive Chicago, IL 60606	Senior Executive Vice President, Institutional	None

Alan A. Brown 333 West Wacker Drive Chicago, IL 60606	Executive Vice President, Mutual Funds	Vice President

Lorna C. Ferguson 333 West Wacker Drive Chicago, IL 60606	Managing Director	Vice President

Stephen D. Foy 333 West Wacker Drive Chicago, IL 60606	Vice President and Funds Controller	Vice President and Controller

Mary E. Keefe 333 West Wacker Drive Chicago, IL 60606	Managing Director and Chief Compliance Officer	None

John L. MacCarthy 333 West Wacker Drive Chicago, IL 60606	Executive Vice President, Secretary and General Counsel	None

Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Vice President and Secretary

Larry W. Martin 333 West Wacker Drive Chicago, IL 60606	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Glenn R. Richter 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Paul C. Williams 333 West Wacker Drive Chicago, IL 60606	Managing Director	None

Gifford R. Zimmerman 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Chief Administrative Officer

(c) Not applicable.

Item 28: Location of Accounts and Records.

Nuveen Asset Management, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

State Street Bank and Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Asset Management.

Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Registrant.

Item 29: Management Services.

Not applicable.

Item 30: Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 28th day of October, 2008.

NUVEEN INVESTMENT TRUST

/S/ KEVIN J. MCCARTHY
Kevin J. McCarthy, Vice President and Secretary

Pursuant to the requirements of the Securities Act, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title			Date
/S/ STEPHEN D. FOY STEPHEN D. FOY	Vice President and Controller (Principal Financial and Accounting Officer)			October 28, 2008

/S/ GIFFORD R. ZIMMERMAN GIFFORD R. ZIMMERMAN	Chief Administrative Officer (Principal Executive Officer)			October 28, 2008

ROBERT P. BREMNER*	Chairman and Trustee	ý ï ï ï ï ï ï ï ï ï ï þ ï ï ï ï ï ï ï ï ï ï ï þ	By:	/S/ KEVIN J. MCCARTHY KEVIN J. MCCARTHY Attorney-in-Fact October 28, 2008
JOHN P. AMBOIAN*	Trustee
JACK B. EVANS*	Trustee
WILLIAM C. HUNTER*	Trustee
DAVID J. KUNDERT*	Trustee
WILLIAM J. SCHNEIDER*	Trustee
JUDITH M. STOCKDALE*	Trustee
CAROLE E. STONE*	Trustee
TERENCE J. TOTH*	Trustee

*	An original power of attorney authorizing, among others, Kevin J. McCarthy, Larry W. Martin and Gifford R. Zimmerman to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and filed with the Securities and Exchange Commission and is incorporated by reference.

EXHIBIT INDEX

Exhibit Number	Exhibit

(a)(3)	Amended Designation of Series for Nuveen Investment Trust, dated October 14, 2008.

(j)	Consent of Independent Registered Public Accounting Firm.

(e)(5)	Renewal of Distribution Agreement.